UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: APRIL 30

Date of reporting period: OCTOBER 31, 2022

Item 1.	Report to Shareholders

SEMI-ANNUAL REPORT October 31, 2022 (unaudited)

CEF Muni Income ETF	XMPT
High Yield Muni ETF	HYD
HIP Sustainable Muni ETF	SMI
Intermediate Muni ETF	ITM
Long Muni ETF	MLN
Muni Allocation ETF	MAAX
Short High Yield Muni ETF	SHYD
Short Muni ETF	SMB

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of October 31, 2022.

VANECK ETFs

PRESIDENT’S LETTER

October 31, 2022 (unaudited)

Dear Fellow Shareholders:

Back in July, I said that Market Volatility Has One Final Act.1 Stocks and bonds historically do not perform well when the U.S. Federal Reserve (Fed) tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets. If we’re in the last, third act of the play, the third act may last a very long time.

There are three things investors are currently facing, none of which is either particularly positive for financial assets or likely to change soon. But bond prices have dropped significantly, and so you will see at the end of the letter that we are bullish bonds.

1.	Monetary Policy: Tightening

The typical range for the rate of growth of money supply is in the low single digits. This increased during the global financial crisis and then exploded during the COVID–19 pandemic, but the recent rate of growth of money supply is close to 0% or even negative.

Another component to monetary policy is the Fed balance sheet. After buying bonds during the pandemic, the Fed is now going to start shrinking the balance sheet—one estimate indicates $279B net out through the end of the year. The Fed has only shrunk its balance sheet once before, so we are facing a big unknown.

Commodity prices and the Consumer Price Index (CPI) receive much focus, but I think what the Fed is really fighting is wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. I think the Fed knows it can’t control oil prices or supply chain directly, but it wants to manage this wage inflation psychology.

Services typically don’t reflect the price of commodities and, this year, we have seen services inflation increase from 3% to 6%. That’s not slowing down, and this is a battle the Fed is fighting that I think will last for an extended period of time.

Last year when my colleagues and I spoke about inflation,2 I had noted that we wouldn’t know about wage inflation until the second half of this year, and now we know. Wage inflation is here. Another factor, which has only happened a couple times in a hundred years, is the pandemic. We don’t know how wage inflation is going to react, because the labor market is still tight in the U.S. and many workers have changed their behaviors and expectations. I think it will take another 6–12 months before we know whether wage inflation will be endemic and how the Fed responds. And the latest data still shows a strong labor market with low unemployment.

2.	Fiscal Tightening

Inflation has caused real take-home pay to shrink over the past year. This should result in a midterm effect in which Republicans take one or both houses, which means a higher likelihood of government gridlock. Even if the Democrats win, as Larry Summers pointed out, stimulus spending during the pandemic led to inflation, so we’re unlikely to see another big stimulus spending bill regardless of who controls government.

3.	Global Growth Has Almost Stopped

Looking at global growth today, we see Europe in a recession and China has slowed down. Over the last 20 years, U.S. and China have been the two main pillars of global growth. China is now going to have a much lower GDP growth rate for the foreseeable future. Think about China growth being 2%, not the 6–8% of the past decades. China has anti–business regulatory policies, and there is a decoupling happening, spurred in part by the tariff fight and in part by re–appraisal of supply chain vulnerabilities, which may mean less foreign investment in China. While 2% GDP growth for China will still be a significant contributor to global growth, we will likely have to look to India, Indonesia and Africa to take up the baton as pillars of higher percentage global growth.

1

VANECK ETFs

PRESIDENT’S LETTER

(unaudited) (continued)

I believe that these conditions are going to be sticking around for a while, and what the markets are looking at now is the pressure on corporate profitability. Stocks are down because P/E ratios are down, but earnings are still flat. We don’t know yet what earnings will be like, so there will be a lot of information for equity investors to gather over the next few quarters. Monetary and fiscal policy, as well as global growth, are all contractionary.

Amidst all this market turbulence, bond investments are now offering attractive yields, so this is our favorite asset class to buy now. (See What to Buy? Bonds. When? Now.)3 Because of higher interest rates, bonds can offer adequate returns like they did in the 1970’s even though that decade was the worst for interest rates in the last 100 years.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended October 31, 2022. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

November 8, 2022

PS The investing outlook can change suddenly, as it certainly did in 2021. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1 Market Volatility Has One Final Act, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-market-volatility-has-one-final-act/.

2 Navigating the Markets: Inflation and the Risks to Goldilocks, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-navigating-the-markets-inflation-and-the-risks-to-goldilocks/.

3 What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/.

2

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2022 - October 31, 2022(a)
CEF Muni Income ETF
Actual	$1,000.00	$865.90	0.41%	$1.93
Hypothetical (b)	$1,000.00	$1,023.14	0.41%	$2.09
High Yield Muni ETF
Actual	$1,000.00	$905.40	0.35%	$1.68
Hypothetical (b)	$1,000.00	$1,023.44	0.35%	$1.79
HIP Sustainable Muni ETF
Actual	$1,000.00	$955.10	0.24%	$1.18
Hypothetical (b)	$1,000.00	$1,024.00	0.24%	$1.22
Intermediate Muni ETF
Actual	$1,000.00	$962.90	0.24%	$1.19
Hypothetical (b)	$1,000.00	$1,024.00	0.24%	$1.22
Long Muni ETF
Actual	$1,000.00	$904.60	0.24%	$1.15
Hypothetical (b)	$1,000.00	$1,024.00	0.24%	$1.22
Muni Allocation ETF
Actual	$1,000.00	$932.30	0.08%	$0.39
Hypothetical (b)	$1,000.00	$1,024.80	0.08%	$0.41
Short High Yield Muni ETF
Actual	$1,000.00	$960.70	0.35%	$1.73
Hypothetical (b)	$1,000.00	$1,023.44	0.35%	$1.79
3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2022 - October 31, 2022(a)
Short Muni ETF
Actual	$1,000.00	$989.80	0.20%	$1.00
Hypothetical (b)	$1,000.00	$1,024.20	0.20%	$1.02

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2022), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
4

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 99.9% (a)
Alliance Bernstein National Municipal Income Fund, Inc.	148,178	$1,514,379
Blackrock Investment Quality Municipal Trust, Inc.	43,109	468,164
BlackRock Long-Term Municipal Advantage Trust	34,873	306,882
BlackRock MuniAssets Fund, Inc.	123,025	1,173,659
BlackRock Municipal 2030 Target Term Trust	318,902	6,559,814
BlackRock Municipal Income Fund, Inc.	379,647	3,952,125
BlackRock Municipal Income Quality Trust	96,076	979,014
BlackRock Municipal Income Trust	229,503	2,079,297
BlackRock Municipal Income Trust II	248,015	2,341,262
BlackRock MuniHoldings Fund, Inc.	247,453	2,657,645
BlackRock MuniHoldings Quality Fund II, Inc.	99,590	933,158
BlackRock MuniVest Fund II, Inc.	109,558	1,045,183
BlackRock MuniVest Fund, Inc.	433,642	2,753,627
BlackRock MuniYield Fund, Inc.	240,946	2,296,215
BlackRock MuniYield Quality Fund II, Inc.	70,556	664,638
BlackRock MuniYield Quality Fund III, Inc.	319,156	3,204,326
BlackRock MuniYield Quality Fund, Inc.	339,065	3,600,870
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	42,791	426,198
BNY Mellon Municipal Income, Inc.	116,593	682,069
BNY Mellon Strategic Municipal Bond Fund, Inc.	229,444	1,238,998
BNY Mellon Strategic Municipals, Inc.	288,341	1,730,046
Delaware Investments National Municipal Income Fund	90,902	945,072
DWS Municipal Income Trust	206,437	1,641,174
Eaton Vance Municipal Bond Fund	369,179	3,488,742
Eaton Vance Municipal Income 2028 Term Trust	28,531	530,249
	Number of Shares	Value
Eaton Vance Municipal Income Trust	182,293	$1,739,075
Eaton Vance National Municipal Opportunities Trust	58,301	925,237
Invesco Advantage Municipal Income Trust II	208,516	1,636,851
Invesco Municipal Income Opportunities Trust	148,795	821,348
Invesco Municipal Opportunity Trust	343,909	3,022,960
Invesco Municipal Trust	283,867	2,492,352
Invesco Quality Municipal Income Trust ‡	272,219	2,409,138
Invesco Trust for Investment Grade Municipals	278,714	2,525,149
Invesco Value Municipal Income Trust	176,358	1,989,318
MFS High Income Municipal Trust	164,355	539,084
MFS Municipal Income Trust	214,654	1,023,900
Neuberger Berman Municipal Fund, Inc.	96,648	931,687
Nuveen AMT-Free Municipal Credit Income Fund	760,112	8,384,035
Nuveen AMT-Free Municipal Value Fund	82,776	1,091,815
Nuveen AMT-Free Quality Municipal Income Fund	1,025,861	10,586,886
Nuveen Dynamic Municipal Opportunities Fund	211,577	1,995,171
Nuveen Municipal Credit Income Fund	764,953	8,284,441
Nuveen Municipal Credit Opportunities Fund	167,394	1,739,224
Nuveen Municipal High Income Opportunity Fund	327,250	3,223,413
Nuveen Municipal Value Fund, Inc.	749,734	6,260,279
Nuveen Quality Municipal Income Fund	990,489	10,528,898
Nuveen Select Tax-Free Income Portfolio	169,737	2,208,278
PIMCO Municipal Income Fund	63,285	646,140
PIMCO Municipal Income Fund II	151,282	1,340,359
PIMCO Municipal Income Fund III	84,353	673,137

See Notes to Financial Statements

5

VANECK CEF MUNI INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Pioneer Municipal High Income Advantage Fund, Inc.	122,675	$912,702
Pioneer Municipal High Income Fund Trust	125,679	1,002,918
Pioneer Municipal High Income Opportunities Fund, Inc.	96,801	919,610
Putnam Managed Municipal Income Trust	154,594	888,916
Putnam Municipal Opportunities Trust	91,629	948,360
Western Asset Managed Municipals Fund, Inc.	224,676	2,132,175
Total Closed-End Funds: 99.9% (Cost: $188,743,312)		131,035,662
Other assets less liabilities: 0.1%		176,169
NET ASSETS: 100.0%		$131,211,831

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions in securities of affiliates for the period ended October 31, 2022 were as follows:

	Value 4/30/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 10/31/2022
Invesco Quality Municipal Income Trust	$–(a)	$587,578	$(570,228)	$(76,402)	$69,914	$(312,424)	$2,409,138

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

Summary of Investments by Sector	% of Investments	Value
Financials	100.0%	$131,035,662

The summary of inputs used to value the Fund's investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$131,035,662	$—	$—	$131,035,662

See Notes to Financial Statements

6

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 97.7%
Alabama: 2.2%
Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
5.25%, 06/01/25	$315		$307,217
5.75%, 06/01/26 (c)	2,000		1,698,271
5.75%, 06/01/26 (c)	1,400		1,270,340
6.00%, 06/01/26 (c)	5,900		5,056,020
Black Belt Energy Gas District, Project No. 8, Series A (RB) 4.00%, 12/01/29 (c) (p)	3,960		3,707,250
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/30 (p)	1,180		1,281,828
Hoover Industrial Development Board, United States Steel Corp. Project (RB) (SD CRED PROG) 5.75%, 10/01/29 (c)	10,040		10,141,972
Jefferson County, Sewer Revenue, Series D (RB)
6.00%, 10/01/23 (c)	10,000		10,666,656
6.50%, 10/01/23 (c)	9,000		9,628,932
Jefferson County, Sewer Revenue, Series E (RB)
0.00%, 10/01/23 (c) ^	100		46,809
0.00%, 10/01/23 (c) ^	60		23,833
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,000		971,298
Montgomery Alabama Medical Clinic Board of Health Care Facility, Jackson Hospital and Clinic (RB) 5.00%, 03/01/26 (c)	1,350		1,226,660
Southeast Energy Authority, A Cooperative District Commodity Supply, Project No.2, Series B (RB) 4.00%, 12/01/31 (c) (p)	1,000		900,869
Sumter County, Alabama Industrial Development Authority Exempt Facilities, Enviva, Inc. Project (RB) 6.00%, 07/15/32 (c) (p)	8,000		7,238,381
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 4.50%, 05/01/29 (c)	5,127		4,356,703
			58,523,039
Alaska: 0.2%
Northern Tobacco Securitization Corp., Series A (RB) 4.00%, 06/01/31 (c)	1,500		1,178,896
	Par (000’s	)	Value
Alaska (continued)
Northern Tobacco Securitization Corp., Series B-1 (RB) 4.00%, 06/01/31 (c)	$4,030		$3,739,857
Northern Tobacco Securitization Corp., Series B-2 (RB) 0.00%, 06/01/31 (c) ^	3,000		262,363
			5,181,116
American Samoa: 0.2%
American Samoa Economic Development Authority, Series A (RB)
5.00%, 09/01/31 (c)	2,750		2,753,888
6.50%, 09/01/28	250		268,751
6.62%, 09/01/25 (c)	1,000		1,049,462
			4,072,101
Arizona: 2.7%
Arizona Industrial Development Authority Education Facility, Leman Academy of Excellence Projects, Series A (RB) 4.50%, 07/01/29 (c)	1,000		793,812
Arizona Industrial Development Authority, Academies of Math and Science, Series B (RB) 5.00%, 01/01/27 (c)	200		196,654
Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
6.00%, 07/01/27 (c)	2,940		2,924,541
6.00%, 07/01/27 (c)	1,320		1,336,973
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc. Project, Series B (RB) 5.00%, 09/01/27 (c)	1,545		1,426,669
Arizona Industrial Development Authority, Basis School Project, Series A (RB)
5.12%, 07/01/26 (c)	250		243,078
5.25%, 07/01/26 (c)	500		469,726
Arizona Industrial Development Authority, Basis School Project, Series D (RB)
5.00%, 07/01/27 (c)	270		241,503
5.00%, 07/01/27 (c)	515		453,814
Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	500		447,228
Arizona Industrial Development Authority, Doral Academy - Fire Mesa and Red Rock Campus, Series A (RB) 3.55%, 07/15/27 (c)	1,155		1,030,683

See Notes to Financial Statements

7

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Arizona (continued)
5.00%, 07/15/27 (c)	$400		$361,522
5.00%, 07/15/27 (c)	300		253,967
Arizona Industrial Development Authority, Education Facility, Series A (RB)
5.25%, 07/01/23 (c)	1,050		989,442
5.50%, 07/01/23 (c)	2,100		1,927,999
Arizona Industrial Development Authority, Kaizen Education Project (RB) 5.70%, 07/01/26 (c)	1,000		1,004,169
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM) 6.62%, 07/01/27	1,000		910,000
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c)	2,000		1,700,000
Arizona Industrial Development Authority, Leman Academy of Excellence, East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	500		460,963
Arizona Industrial Development Authority, Pinecrest Academy of Nevada-Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	1,370		1,080,954
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project, Series A (RB) 4.50%, 07/15/25 (c)	500		469,841
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Series A (RB) 4.00%, 12/15/29 (c)	1,400		1,001,732
City of Phoenix Civic Improvement Corp., Series B (RB) (AGM) 4.00%, 07/01/29 (c)	1,040		906,421
City of Phoenix Civic Improvement Corp., Series B (RB) (BAM-TCRS ST AID WITHHLDG) 5.00%, 07/01/29 (c)	6,990		6,710,791
Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
4.00%, 11/15/24 (c)	250		233,276
5.00%, 11/15/24 (c)	1,000		842,004
Glendale Industrial Development Authority, Royal Oaks Inspirata Pointe Project, Series A (RB) 5.00%, 05/15/26 (c)	1,340		1,117,339
	Par (000’s	)	Value
Arizona (continued)
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
4.00%, 07/01/25	$315		$308,444
5.00%, 07/01/25 (c)	900		874,449
5.00%, 07/01/25 (c)	1,000		904,787
5.00%, 07/01/25 (c)	500		454,555
Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB) 5.00%, 07/01/28 (c)	750		676,844
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	2,320		2,068,416
Industrial Development Authority of the City of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	750		708,052
Maricopa County Arizona Industrial Development Authority, Commercial Metals Company Project (RB) 4.00%, 01/01/26 (c)	5,830		4,300,832
Maricopa County Industrial Development Authority, Benjamin Franklin Charter School Projects, Series A (RB) 6.00%, 07/01/28 (c)	1,000		1,005,137
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series A (RB) (SD CRED PROG)
5.00%, 07/01/29 (c)	1,400		1,353,681
5.00%, 07/01/29 (c)	1,300		1,268,630
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
5.00%, 07/01/29 (c)	500		463,134
5.00%, 07/01/29 (c)	500		431,333
5.00%, 07/01/29 (c)	1,990		1,741,047
Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	1,750		1,540,347
Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	255		243,757

See Notes to Financial Statements

8

	Par (000’s	)	Value
Arizona (continued)
Phoenix Arizona Industrial Development Authority, Falcon Properties LLC, Project, Series A (RB) 4.15%, 12/01/31 (c)	$5,000		$3,331,935
Pima County Industrial Development Authority, American Leadership Academy Project (RB) 5.62%, 06/15/25 (c)	1,250		1,163,107
Pima County Industrial Development Authority, American Leadership Academy Project (RB) (SD CRED PROG) 5.00%, 06/15/25 (c)	500		418,268
Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
5.25%, 07/01/26 (c)	250		233,978
5.38%, 07/01/26 (c)	250		223,673
5.50%, 07/01/26 (c)	250		225,318
Pima County, Arizona Industrial Development Authority, Edkey Charter School Project (RB) 5.00%, 07/01/26 (c)	1,000		968,177
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37	9,605		9,478,236
5.25%, 12/01/23	290		293,129
5.25%, 12/01/24	305		310,650
5.25%, 12/01/25	265		271,613
5.25%, 12/01/27	215		221,961
5.25%, 12/01/28	245		253,379
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) 5.00%, 12/01/26 (c)	355		285,588
Tempe Industrial Development Authority, Friendship Village of Tempe (RB) (AGM) 5.00%, 12/01/26 (c)	250		204,345
Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
6.00%, 10/01/27 (c)	1,200		1,059,560
6.12%, 10/01/27 (c)	5,300		4,488,327
6.12%, 10/01/27 (c)	600		499,655
			71,809,445
Arkansas: 0.6%
Arkansas Development Finance Authority, Big River Steel Project (RB)
4.50%, 09/01/26 (c)	16,070		12,606,105
4.75%, 09/01/27 (c)	2,000		1,636,439
	Par (000’s	)	Value
Arkansas (continued)
Arkansas Development Finance Authority, Environmental Improvement, United States Steel Corporation Project (RB) 5.45%, 09/01/25 (c)	$3,000		$2,714,313
			16,956,857
California: 11.7%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
5.00%, 10/01/26 (c)	3,000		3,022,692
5.00%, 10/01/26 (c)	5,000		5,016,283
5.00%, 10/01/26 (c)	1,650		1,659,821
5.00%, 10/01/26 (c)	2,055		2,065,242
Anaheim Community Facilities District No. 08-1 (ST)
4.00%, 09/01/23 (c)	615		518,973
4.00%, 09/01/23 (c)	160		142,896
4.00%, 09/01/23 (c)	420		338,241
Antelope Valley Healthcare District, Series A (RB)
5.00%, 03/01/26 (c)	1,610		1,399,267
5.25%, 03/01/26 (c)	1,480		1,467,079
California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	695		628,712
California Community Housing Agency, Essential Housing, Arbors, Series A (RB) 5.00%, 08/01/30 (c)	3,100		2,550,008
California Community Housing Agency, Essential Housing, Creekwood, Series A (RB) 4.00%, 08/01/31 (c)	11,735		8,117,935
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-1 (RB) 4.00%, 08/01/31 (c)	6,000		4,502,117
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB) 4.00%, 08/01/31 (c)	2,000		1,351,311
California Community Housing Agency, Essential Housing, Glendale Properties, Series A-2 (RB) (AGM) 4.00%, 08/01/32 (c)	3,000		1,853,467
California Community Housing Agency, Essential Housing, Mira Vista Hills Apartments, Series A (RB) 4.00%, 08/01/31 (c)	4,000		2,787,961

See Notes to Financial Statements

9

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California Community Housing Agency, Essential Housing, Serenity at Larkspur, Series A (RB) 5.00%, 02/01/30 (c)	$3,000		$2,488,123
California Community Housing Agency, Essential Housing, Summit at Sausalito Apartments, Series A-2 (RB) 4.00%, 08/01/32 (c)	2,000		1,371,005
California Community Housing Agency, Series A-1 (RB) 4.00%, 08/01/31 (c)	4,500		3,375,458
California Community Housing Agency, Stoneridge Apartments, Series A (RB) 4.00%, 02/01/31 (c)	6,000		4,166,747
California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 12/01/22 (c)	15		15,241
California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB) 5.00%, 11/16/22 (c)	15		13,789
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/30 (c)	1,170		908,651
California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
4.00%, 08/15/27 (c)	250		199,924
4.20%, 08/15/27 (c)	500		435,739
4.25%, 11/15/22 (c)	80		80,030
5.00%, 08/15/27 (c)	990		947,384
5.00%, 08/15/27 (c)	460		450,261
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB) 4.00%, 04/01/30 (c)	3,110		2,400,510
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 5.00%, 11/15/27 (c)	2,500		2,475,371
California Housing Finance Agency, Series A (RB)
3.50%, 11/20/35	977		835,849
4.00%, 03/20/33	955		903,915
California Infrastructure & Economic Development Bank, California State Teachers Retirement System (RB) 5.00%, 08/01/29 (c)	1,085		1,153,611
	Par (000’s	)	Value
California (continued)
California Infrastructure & Economic Development Bank, Wonderful Foundations Charter School Portfolio Project, Series A-1 (RB)
5.00%, 01/01/31 (c)	$2,500		$1,785,139
5.00%, 07/01/30 (c)	1,000		717,172
California Municipal Finance Authority, Azusa Pacific University Project, Series B (RB) (NATL) 5.00%, 04/01/25 (c)	1,910		1,734,367
California Municipal Finance Authority, California Baptist University, Series A (RB)
5.50%, 11/01/25 (c)	500		500,063
6.12%, 11/01/23 (c)	1,000		1,015,771
California Municipal Finance Authority, Charter School Santa Rosa Academy Project, (RB) 5.00%, 07/01/32 (c)	1,000		822,297
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) 5.00%, 11/15/28 (c)	500		482,704
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	150		122,005
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project (RB) (BAM)
3.00%, 05/15/31 (c)	3,650		2,341,810
4.00%, 05/15/31 (c)	5,000		4,256,487
California Municipal Finance Authority, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series A (RB) (BAM) 4.00%, 05/15/31 (c)	1,500		1,329,628
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
5.00%, 07/01/27 (c)	200		204,624
5.00%, 07/01/27 (c)	250		255,325
California Municipal Finance Authority, Holy Names University (RB) 7.00%, 10/01/29 (c)	2,500		2,478,847
California Municipal Finance Authority, John Adams Academies Lincoln Project, Series A (RB)
5.00%, 10/01/27 (c)	500		399,821
5.00%, 10/01/27 (c)	500		412,325

See Notes to Financial Statements

10

	Par (000’s	)	Value
California (continued)
5.00%, 10/01/27 (c)	$500		$442,442
California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.62%, 03/01/25 (c)	2,390		2,109,374
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/28 (c)	500		510,036
5.00%, 06/30/28 (c)	2,490		2,358,657
5.00%, 06/30/28	65		66,441
5.00%, 06/30/28 (c)	600		612,447
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
3.00%, 06/30/28 (c)	1,950		1,685,687
5.00%, 06/30/28 (c)	3,405		3,158,055
5.00%, 06/30/28 (c)	1,000		979,505
5.00%, 06/30/28 (c)	700		694,406
5.00%, 06/30/28 (c)	2,040		2,015,269
5.00%, 06/30/28 (c)	1,035		1,051,380
California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	230		217,555
California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
5.00%, 07/01/26 (c)	500		452,077
5.00%, 07/01/28 (c)	130		119,884
5.00%, 07/01/28 (c)	1,000		864,146
California Municipal Finance Authority, UCR Dundee- Glasgow Student Housing Project (RB) (BAM) 4.00%, 11/15/28 (c)	250		203,342
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	12,500		11,608,954
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
7.00%, 07/01/22 (d) *	1,000		600,000
7.50%, 12/01/22 (c) (d) *	10,500		6,300,000
7.50%, 12/01/29 (c) (d) *	7,000		350,000
8.00%, 07/01/27 (c) (d) *	6,635		3,981,000
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *	1,000		680,000
	Par (000’s	)	Value
California (continued)
California Public Finance Authority, Enso Village Project, Series A (RB)
5.00%, 11/15/29 (c)	$1,000		$878,322
5.00%, 11/15/29 (c)	1,000		809,478
5.00%, 06/01/27 (c)	400		346,140
California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
5.00%, 07/01/27 (c)	1,000		699,454
5.00%, 07/01/27 (c)	300		223,080
5.00%, 07/01/27 (c)	485		379,989
5.00%, 07/01/27	110		92,632
California School Finance Authority, Charter School Facility, Grimmway School, Series A (RB) 5.00%, 07/01/26 (c)	2,000		1,933,965
California School Finance Authority, Charter School Ivy Academia, Series A (RB) 4.00%, 06/01/28 (c)	1,150		868,917
California School Finance Authority, Charter School, John Adams Academies, Series A (RB) 5.00%, 07/01/30 (c)	1,000		836,825
California School Finance Authority, Hawking Steam Charter School Project (RB) 5.50%, 07/01/29 (c)	1,000		882,460
California School Finance Authority, NCCD-Santa Rosa Properties LLC, Series A (RB)
4.00%, 11/01/31 (c)	1,000		652,939
4.00%, 11/01/31 (c)	2,700		1,710,618
California School Finance Authority, River Springs Charter School Project, Series A (RB)
5.00%, 07/01/27 (c)	1,000		827,418
6.38%, 07/01/25 (c)	2,000		2,160,959
California School Finance Authority, Rocketship Education, Series A (RB)
5.12%, 06/01/26 (c)	250		219,151
5.25%, 06/01/26 (c)	250		219,499
California Statewide Communities Development Authority, Baptist University, Series A (RB)
3.50%, 11/01/27	1,500		1,415,540
5.00%, 11/01/27 (c)	1,000		963,190
6.38%, 11/01/23 (c)	1,000		1,013,019
California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	250		203,619

See Notes to Financial Statements

11

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
5.50%, 12/01/22 (c)	$65		$60,640
5.75%, 12/01/22 (c)	12		11,602
California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 12/01/22 (c)	2		1,702
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB)
5.00%, 05/15/26 (c)	385		391,473
5.00%, 05/15/26 (c)	545		549,200
California Statewide Communities Development Authority, John Muir Health, Series A (RB) 5.00%, 12/01/27 (c)	2,305		2,299,814
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 06/01/29 (c)	435		394,782
California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.62%, 11/01/23 (c)	75		75,047
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
5.00%, 06/01/26 (c)	1,100		1,100,363
5.00%, 06/01/26 (c)	350		351,678
5.00%, 06/01/26 (c)	2,445		2,240,643
5.00%, 06/01/26 (c)	1,595		1,503,635
5.25%, 12/01/24 (c)	1,740		1,751,980
5.25%, 12/01/24 (c)	8,975		8,891,224
5.25%, 06/01/26 (c)	13,380		12,168,731
5.25%, 06/01/28 (c)	1,000		915,002
5.50%, 12/01/24 (c)	13,005		12,652,878
5.50%, 06/01/28 (c)	6,500		6,081,806
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
5.00%, 06/01/26 (c)	3,230		2,827,094
5.75%, 01/15/23 (c)	125		123,445
	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments (RB) 3.50%, 05/15/26 (c)	$615		$512,168
California Statewide Communities Development Authority, University of California, Irvine East Campus Apartments, Phase IV-A (RB) 5.00%, 05/15/27 (c)	3,170		2,974,080
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 12/01/22 (c)	3,175		3,228,889
California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series C (RB) 6.00%, 12/01/22 (c)	900		915,273
City of Fontana, Community Facilities District No. 90 (ST) 4.00%, 09/01/28 (c)	500		387,674
City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	250		250,108
City of Irvine, Community Facilities District No. 2013-3 (ST)
4.00%, 09/01/23 (c)	250		228,791
4.00%, 09/01/23 (c)	250		231,349
4.00%, 09/01/23 (c)	230		215,568
City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	750		750,247
City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	2,500		2,224,559
City of Rancho Cordova, Sunridge Anatolia community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	180		159,282
City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	810		814,728
City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
3.75%, 09/01/27 (c)	500		421,371
5.00%, 09/01/27 (c)	130		131,337
5.00%, 09/01/27 (c)	155		157,208
City of Roseville, Fiddyment Ranch Community Facilities District No. 5 (ST) 5.00%, 09/01/27 (c)	2,000		1,937,116

See Notes to Financial Statements

12

	Par (000’s	)	Value
California (continued)
City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	$200		$202,055
City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,045		1,045,453
CMFA Special Finance Agency I, Essential Housing, Series A-2 (RB) 4.00%, 04/01/31 (c)	6,000		4,224,547
CMFA Special Finance Agency VII, Essential Housing, Series A-2 (RB) 4.00%, 08/01/31 (c)	1,995		1,332,689
CMFA Special Finance Agency VIII, Essential Housing, Series A-1 (RB) 3.00%, 08/01/31 (c)	6,650		3,992,743
CMFA Special Finance Agency XII, Essential Housing, Series A-2 (RB) 4.38%, 02/01/32 (c)	1,000		695,439
CMFA Special Finance Agency, Essential Housing, Series A-1 (RB) 4.00%, 02/01/32 (c)	2,500		1,872,082
Compton Public Finance Authority (RB)
4.00%, 09/01/24 (c)	1,000		963,313
4.50%, 09/01/24 (c)	1,585		1,501,513
County of Los Angeles CA Community Facilities District No 2021-01 (ST) 5.00%, 09/01/29 (c)	1,000		918,032
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-1 (RB) 3.50%, 10/01/31 (c)	1,000		687,566
CSCDA Community Improvement Authority, Atlanta-Glendale, Series A-2 (RB) 4.00%, 10/01/31 (c)	7,750		5,346,422
CSCDA Community Improvement Authority, City Anaheim, Series A (RB) 5.00%, 01/01/31 (c)	11,800		9,675,219
CSCDA Community Improvement Authority, Essential Housing Mezzanine Lien, Series B (RB)
4.00%, 04/01/32 (c)	1,000		632,897
4.00%, 05/01/32 (c)	1,500		947,989
	Par (000’s	)	Value
California (continued)
CSCDA Community Improvement Authority, Essential Housing, The Link Glendale, Series A-1 (RB) 3.00%, 07/01/31 (c)	$1,000		$668,361
CSCDA Community Improvement Authority, Essential Housing, Westgate Phase, Series A-2 (RB) 3.12%, 06/01/31 (c)	3,000		1,807,871
CSCDA Community Improvement Authority, Link- Glendale, Series A-2 (RB) 4.00%, 07/01/31 (c)	5,350		3,694,309
CSCDA Community Improvement Authority, Millennium South Bay- Hawthorne, Series A-1 (RB) 3.25%, 07/01/32 (c)	2,000		1,198,346
CSCDA Community Improvement Authority, Monterey Station Apartments, Series A-1 (RB) 3.00%, 07/01/32 (c)	2,500		1,714,672
CSCDA Community Improvement Authority, Parallel-Anaheim, Series A (RB) 4.00%, 08/01/31 (c)	2,000		1,432,926
CSCDA Community Improvement Authority, Park Crossing Apartments, Series B (RB) 4.00%, 06/01/32 (c)	1,000		667,397
CSCDA Community Improvement Authority, Pasadena Portfolio, Series B (RB) 4.00%, 12/01/31 (c)	1,000		645,281
CSCDA Community Improvement Authority, Union South Bay, Series A-2 (RB) 4.00%, 07/01/31 (c)	8,200		5,741,078
CSCDA Community Improvement Authority, Vineyard Gardens Apartments, Series B (RB) 4.00%, 04/01/32 (c)	500		330,937
Dublin Community Facilities District No 2015-1 (ST)
5.00%, 09/01/26 (c)	500		500,768
5.00%, 09/01/26 (c)	500		508,220
5.00%, 09/01/26 (c)	500		495,788
5.00%, 09/01/27 (c)	485		459,429
5.00%, 09/01/27 (c)	1,150		1,153,036
Folsom Ranch Financing Authority (ST) 5.00%, 09/01/27 (c)	1,100		1,126,077

See Notes to Financial Statements

13

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
5.00%, 09/01/27 (c)	$2,000		$2,026,712
5.00%, 09/01/27 (c)	1,000		976,713
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
5.75%, 01/15/24 (c)	1,000		1,030,778
6.00%, 01/15/24 (c)	2,860		2,955,364
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB) 3.95%, 07/15/27 (c)	100		77,968
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-2 (RB) 3.50%, 07/15/29 (c)	475		337,747
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,000		1,038,593
Foothill/Eastern Transportation Corridor Agency, Toll Road, Series A (RB) 6.00%, 01/15/24 (c)	1,115		1,152,179
Hastings Campus Housing Finance Authority, Series A (RB)
5.00%, 07/01/30 (c)	1,850		1,523,085
5.00%, 07/01/30 (c)	1,000		766,029
Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	250		174,329
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/25 (c)	405		405,176
Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 12/01/22 (c)	37		37,075
Los Angeles Unified School District, Series C (GO) 5.00%, 07/01/24 (c)	1,600		1,645,420
MSR Energy Authority, Series A (RB) 6.12%, 11/01/29	485		522,973
Ontario International Airport Authority, Series A (RB) (AGM) 4.00%, 05/15/31 (c)	1,400		1,185,628
Orange County Community Facilities District No. 1, Series A (ST)
4.25%, 08/15/25 (c)	975		881,976
5.25%, 08/15/25 (c)	455		456,861
Palomar Health (RB) 5.00%, 11/01/26 (c)	250		253,510
Palomar Pomerado Health, Series A (GO) (NATL) 0.00%, 08/01/25 ^	125		111,516
	Par (000’s	)	Value
California (continued)
Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	$1,000		$1,000,309
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	750		758,908
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.00%, 09/01/26 (c)	500		495,701
River Islands Public Financing Authority, Phase 2 Public Improvements (ST) 5.00%, 09/01/26 (c)	750		740,304
Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	500		483,192
Sacramento County, Community Facilities District No. 2005-2 (ST)
5.00%, 09/01/26 (c)	495		485,221
5.00%, 09/01/26 (c)	345		345,205
San Diego County Regional Airport Authority, Series A (RB)
4.00%, 07/01/31 (c)	2,000		1,690,374
5.00%, 07/01/31 (c)	745		733,718
San Diego County Regional Airport Authority, Series B (RB) (AGM) 4.00%, 07/01/31 (c)	2,960		2,402,686
San Francisco City & County, International Airport, Series A (RB) (BAM-TCRS) 5.00%, 05/01/24 (c)	4,750		4,684,231
San Jacinto Unified School District Financing Authority (ST) 5.00%, 09/01/26 (c)	300		285,635
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB) 5.00%, 01/15/25 (c)	500		519,416
San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	200		199,779
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Series A (RB) 4.00%, 01/15/32 (c)	2,000		1,651,043

See Notes to Financial Statements

14

	Par (000’s	)	Value
California (continued)
San Joaquin Hills Transportation Corridor Agency, Toll Road, Series A (RB) (NATL)
0.00%, 01/15/25 ^	$1,000		$910,942
0.00%, 01/15/32 ^	145		91,525
0.00%, 01/15/36 ^	105		51,972
Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST) 5.00%, 03/01/26 (c)	500		490,836
Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 03/01/23 (c)	1,035		1,038,155
Three Rivers Levee Improvement Authority. Community Facilities District Nos. 2006-1 and 2006-2, Series A (ST) 4.00%, 09/01/28 (c)	1,290		1,028,663
Tobacco Securitization Authority of Northern California (RB) 4.00%, 12/01/30 (c)	4,500		3,578,635
Tobacco Securitization Authority of Southern California, Series A (RB) 5.00%, 12/01/29 (c)	3,495		3,365,772
Tobacco Securitization Authority of Southern California, Series B (RB) 4.00%, 12/01/30 (c)	1,205		1,112,802
Tustin Community Facilities District, Series A (ST)
5.00%, 09/01/25 (c)	100		100,331
5.00%, 09/01/25 (c)	100		98,420
Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	750		753,938
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
4.00%, 09/01/21 (d) *	850		382,500
5.30%, 03/01/23 (c) (d) *	530		238,500
William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	445		441,939
			310,735,095
Colorado: 3.1%
Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 5.00%, 12/01/23 (c)	500		454,596
	Par (000’s	)	Value
Colorado (continued)
Arkansas River Power Authority, Power Supply System, Series A (RB) 5.00%, 10/01/28 (c)	$2,010		$1,897,506
Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/22 (c)	1,000		950,861
Brighton Crossing Metropolitan District No. 6, Series A (GO)
5.00%, 12/01/25 (c)	500		449,642
5.00%, 12/01/25 (c)	500		429,929
Broadway Station Metropolitan District No. 3, Series A (GO)
5.00%, 06/01/24 (c)	1,425		1,082,346
5.00%, 06/01/24 (c)	4		3,265
Centerra Metropolitan District No. 1 (TA)
5.00%, 12/01/22 (c)	500		454,853
5.00%, 12/01/22 (c)	500		425,199
5.00%, 12/01/22 (c)	500		483,066
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,195		5,007,830
City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	4,250		3,705,931
City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,035		929,162
Colorado Crossing Metropolitan District No. 2, Series A-2 (GO) 5.00%, 12/01/25 (c)	3,000		2,387,456
Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 5.00%, 07/01/26 (c)	1,000		844,358
Colorado Educational and Cultural Facilities Authority, Rocky Mountain Classical Academy Project (RB) 5.00%, 10/01/27 (c)	500		428,876
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB)
4.00%, 08/01/29 (c)	510		436,383
5.00%, 08/01/29	1,000		1,037,582
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB)
3.25%, 08/01/29 (c)	5		3,205
4.00%, 08/01/29 (c)	7,735		6,031,396
5.00%, 08/01/29 (c)	1,045		997,976

See Notes to Financial Statements

15

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Colorado (continued)
Colorado Health Facilities Authority, Senior Living Second Tier, American Eagle Portfolio Project Series B-1 (RB) 2.00%, 07/01/32 (c)	$536		$268,081
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB)
5.00%, 12/31/24 (c)	250		233,726
5.00%, 12/31/24 (c)	350		330,460
Creekwalk Marketplace Business Improvement District, Series A (RB)
5.50%, 12/01/26 (c)	500		415,708
5.75%, 12/01/26 (c)	500		402,095
Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO) 5.62%, 12/01/23 (c)	1,000		946,733
Dominion Water and Sanitation District (RB) 5.88%, 12/01/28 (c)	1,000		896,252
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
4.50%, 11/01/25 (c)	840		758,587
5.25%, 11/01/25 (c)	2,345		2,110,431
5.50%, 11/01/25 (c)	1,865		1,644,369
Green Valley Ranch East Metropolitan District No. 6, Series A (GO) 5.88%, 09/01/25 (c)	1,000		862,497
Jefferson Center Metropolitan District No. 1, Series A-2 (RB) 4.38%, 12/01/23 (c)	1,000		784,112
Kinston Metropolitan District No. 5, Series A (GO) 5.12%, 12/01/25 (c)	2,000		1,623,372
Painted Prairie Public Improvement Authority (RB) 5.00%, 12/01/24 (c)	1,000		898,197
Peak Metropolitan District No. 1, El Paco County, Series A (GO) 4.00%, 03/01/26 (c)	540		439,210
Pueblo Urban Renewal Authority, Evraz Project, Series A (TA) 4.75%, 12/01/30 (c)	5,030		3,885,589
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB) 3.62%, 06/01/26 (c)	1,000		681,092
Rampart Range Metropolitan District No. 5, Colorado Limited Tax Supported and Special Bonds (RB) 4.00%, 10/01/26 (c)	5,750		3,713,479
	Par (000’s	)	Value
Colorado (continued)
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series A (RB) 4.00%, 07/15/39	$1,500		$1,286,364
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series B (RB) 4.00%, 07/15/40	1,615		1,367,296
Rocky Mountain Rail Park Metropolitan District, Series A (GO)
5.00%, 03/01/26 (c)	1,000		806,696
5.00%, 03/01/26 (c)	6,850		5,072,367
Southglenn Metropolitan District (GO) 5.00%, 12/01/22 (c)	1,000		871,533
Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	1,200		1,039,770
Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
4.25%, 12/01/25 (c)	1,000		746,328
5.00%, 12/01/22 (c)	1,000		1,021,375
5.00%, 12/01/22 (c)	500		510,687
5.00%, 12/01/22 (c)	5,000		5,106,874
Transport Metropolitan District No. 3 (GO)
5.00%, 03/01/26 (c)	4,000		2,949,829
5.00%, 03/01/26 (c)	4,200		3,484,026
Velocity Metropolitan District No. 3 (GO)
5.12%, 12/01/23 (c)	500		472,196
5.38%, 12/01/23 (c)	1,500		1,399,481
Verve Metropolitan District No. 1 (GO) 5.00%, 03/01/26 (c)	1,025		952,371
Windler Public Improvement Authority, Series A-1 (RB) (BAM)
4.00%, 09/01/26 (c)	1,000		742,070
4.00%, 09/01/26 (c)	1,000		676,284
4.12%, 09/01/26 (c)	4,980		3,107,966
			80,948,921
Connecticut: 0.6%
Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 11/14/22 (c)	630		603,212
Connecticut Airport Authority, Ground Transportation Center Project, Series A (RB) (AMBAC) 4.00%, 07/01/29 (c)	2,000		1,517,152

See Notes to Financial Statements

16

	Par (000’s	)	Value
Connecticut (continued)
Connecticut State Health and Educational Facilities Authority, Church Home of Harford, Series A (RB)
5.00%, 09/01/26 (c)	$3,000		$2,514,643
5.00%, 09/01/26 (c)	2,500		2,156,647
Connecticut State Health and Educational Facilities Authority, Griffin Hospital, Series G (RB)
5.00%, 07/01/29 (c)	2,630		2,162,198
5.00%, 07/01/29 (c)	1,100		929,904
Connecticut State Health and Educational Facilities Authority, Mary Wade Home Issue, Series A-1 (RB) 5.00%, 10/01/24 (c)	3,000		2,583,188
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	1,000		913,022
Connecticut State Health and Educational Facilities Authority, McLean Issue, Series A (RB) 5.00%, 01/01/26 (c)	2,000		1,721,336
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) 4.00%, 07/01/29 (c)	250		186,065
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB) (SD CRED PROG) 4.00%, 07/01/29 (c)	250		177,745
Connecticut State Health and Educational Facilities, Nuvance Health, Series A (RB) 4.00%, 07/01/29 (c)	500		418,370
			15,883,482
Delaware: 0.2%
County of Kent, Delaware Student Housing and Dinning Facility, State University Project, Series A (RB) 5.00%, 01/01/28 (c)	1,450		1,211,571
Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
4.00%, 06/01/32 (c)	915		646,481
5.00%, 06/01/26 (c)	1,000		886,126
5.00%, 06/01/26 (c)	250		237,222
Delaware River & Bay Authority (RB) 4.00%, 01/01/32 (c)	1,540		1,339,400
	Par (000’s	)	Value
Delaware (continued)
Delaware State Economic Development Authority (RB) 5.00%, 06/01/26 (c)	$1,100		$955,835
			5,276,635
District of Columbia: 0.7%
District of Columbia, Federal Highway Grant Anticipation (RB) (SAW) 5.00%, 12/01/29 (c)	1,975		2,144,461
District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
5.00%, 07/01/24 (c)	250		230,809
5.00%, 07/01/24 (c)	1,180		998,897
District of Columbia, Latin American Montessori Bilingual Public Charter School Issue (RB)
5.00%, 06/01/30 (c)	500		461,955
5.00%, 06/01/30 (c)	2,500		2,195,199
District of Columbia, Rocketship Education Public Charter School, Series A (RB) 5.00%, 06/01/29 (c)	1,000		861,618
Metropolitan Washington Airports Authority, Dulles Toll Road, Series A (RB) 0.01%, 10/01/37	11,325		4,975,541
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB)
0.00%, 10/01/37 ^	2,020		927,690
4.00%, 10/01/29 (c)	250		225,668
4.00%, 10/01/29 (c)	7,315		6,122,440
6.50%, 10/01/28 (c)	245		266,054
			19,410,332
Florida: 4.7%
Aqua One Community Development District (SA) 5.75%, 05/01/28 (c)	940		907,080
Brevard County, Florida Health Facilities Authority, Series A (RB) 5.00%, 04/01/32 (c)	1,000		956,348
Broward County, Florida Port Facilities (RB) 5.50%, 09/01/32 (c)	2,985		3,065,940
Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	295		255,260
Capital Trust Agency, Education Growth Fund, Series A-1 (RB) 5.00%, 07/01/31 (c)	7,200		6,019,429
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) 5.00%, 07/15/26 (c)	250		233,312

See Notes to Financial Statements

17

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Florida (continued)
Capital Trust Agency, Educational Facilities, Franklin Academy Projects (RB) (SD CRED PROG) 5.00%, 07/15/26 (c)	$500		$449,263
Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
4.50%, 01/01/29 (c)	500		474,523
5.12%, 01/01/29 (c)	500		453,289
5.25%, 01/01/29 (c)	500		433,140
5.38%, 01/01/29 (c)	500		434,396
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB)
4.38%, 06/15/27	300		286,969
5.25%, 06/15/27 (c)	500		438,112
Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
4.00%, 12/01/28	2,200		1,987,870
5.25%, 12/01/28 (c)	2,000		1,758,830
5.25%, 12/01/28 (c)	2,200		1,819,323
Capital Trust Agency, Wonderful Foundations Charter Schools Portfolio Projects, Series A (RB)
5.00%, 01/01/31 (c)	1,850		1,303,714
5.00%, 07/01/30 (c)	2,250		1,592,615
Central Florida Expressway Authority, Senior Lien (RB) (BAM) 5.00%, 07/01/27 (c)	1,745		1,784,565
City of Orlando, Tourist Development Tax, Series A (RB) (AGM)
5.00%, 11/01/27 (c)	2,500		2,645,039
5.00%, 11/01/27 (c)	3,000		3,181,887
5.00%, 11/01/27 (c)	500		520,628
5.00%, 11/01/27	1,100		1,176,769
City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
4.00%, 06/01/25 (c)	230		198,558
5.00%, 06/01/25 (c)	300		284,913
5.00%, 06/01/25 (c)	1,210		1,172,057
Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
7.00%, 05/15/24 (d) *	590		377,600
8.12%, 05/15/24 (c) (d) *	460		294,400
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Series A (RB) (SAW) 5.00%, 02/15/30 (c)	2,650		2,626,280
	Par
	(000’s	)	Value
Florida (continued)
Florida Development Finance Corp., Central Charter School Project (RB) 5.88%, 08/01/32 (c)	$1,000		$853,280
Florida Development Finance Corp., Educational Facilities, Mater Academy Project, Series A (RB) 5.00%, 06/15/27 (c)	2,225		2,018,189
Florida Development Finance Corp., Glenridge on Palmer Ranch Project (RB) 5.00%, 06/01/28 (c)	425		370,761
Florida Development Finance Corp., Mayflower Retirement Community Project, Series A (RB)
4.00%, 06/01/28 (c)	1,600		1,179,017
4.00%, 06/01/28 (c)	1,250		805,058
5.25%, 06/01/27 (c)	1,000		863,399
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
5.75%, 06/15/24 (c)	1,000		1,011,930
6.00%, 06/15/25 (c)	500		507,566
6.12%, 06/15/25 (c)	685		693,099
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series C (RB) 5.00%, 09/15/27 (c)	1,000		894,240
Florida Development Finance Corp., UF Health Jacksonville Project, Series A (RB) 5.00%, 02/01/32 (c)	3,700		3,152,123
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6.25%, 01/01/24 (c) (p)	6,000		5,714,735
6.38%, 01/01/26 (c) (p)	9,695		8,736,698
6.50%, 01/01/29 (c) (p)	9,750		8,590,822
FRERC Community Development District (SA) (AGM)
5.38%, 11/01/29 (c)	1,500		1,384,530
5.50%, 11/01/29 (c)	2,450		2,203,488
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Series A (RB) 4.00%, 02/01/31 (c)	6,500		5,156,505
Lake County, Florida Retirement Facility, Lakeside at Waterman Village Project, Series B (RB) 4.25%, 12/01/22 (c)	2,800		2,610,671

See Notes to Financial Statements

	Par
	(000’s	)	Value
Florida (continued)
Lee County Industrial Development Authority, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 12/01/22 (c)	$500		$485,660
Lee County Industrial Development Authority, Cypress Cove at HealthPark Florida, Inc. Project, Series A (RB) 5.25%, 10/01/29 (c)	1,000		818,897
Lee County Industrial Development Authority, Shell Point/Alliance Obligated Group, Shell Point/Waterside Health Project (RB) 5.00%, 11/15/26 (c)	2,500		2,387,488
Lee County, Florida Airport, Series A (RB) 5.00%, 10/01/25	1,000		1,024,138
Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB) 5.00%, 11/15/24 (c)	380		372,121
Miami World Center Community Development District (SA)
5.12%, 11/01/27 (c)	750		720,717
5.25%, 11/01/27 (c)	250		234,011
Miami-Dade County Health Facilities Authority Hospital, Nicklaus Children’s Hospital Project, Series A (RB) 4.00%, 08/01/31 (c)	1,000		800,422
Miami-Dade County Industrial Development Authority (RB) 5.50%, 07/01/29 (c)	1,000		820,828
Miami-Date County, Florida Subordinate Special (RB) 5.00%, 10/01/26 (c)	1,360		1,423,402
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
5.00%, 10/01/25 (c)	500		500,782
5.00%, 10/01/25 (c)	1,500		1,470,249
Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,000		967,689
Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
4.25%, 05/01/23 (c)	705		701,068
5.00%, 05/01/23 (c)	4,135		3,978,806
North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	155		156,389
North Miami Beach Florida Water, Series A (RB) (SAW) 5.00%, 08/01/30 (c)	1,000		1,039,812
	Par
	(000’s	)	Value
Florida (continued)
Northern Palm Beach County Improvement District, Unit of Development No. 2C (RB)
5.00%, 08/01/27 (c)	$200		$192,708
5.00%, 08/01/27 (c)	200		183,695
Orange County Health Facilities Authority, Orlando Health Obligated Group (RB) 4.00%, 04/01/32 (c)	2,800		2,179,279
Osceola County, Florida Transportation Improvement, Refunding Bonds, Series A (RB)
0.00%, 10/01/29 (c) ^	1,250		425,213
0.00%, 10/01/29 (c) ^	3,905		1,239,340
Palm Beach County, Palm Beach Atlantic University Housing Project, Series A (RB)
5.00%, 04/01/29 (c)	1,000		872,777
5.00%, 04/01/29 (c)	2,500		2,016,643
Palm Cost Park Community Development District (SA) 5.70%, 12/01/22 (c)	170		170,026
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33	5,000		4,867,315
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series A (RB) 5.50%, 11/15/26 (c)	500		399,368
Seminole County Industrial Development Authority, Retirement Facility, Legacy Pointe at UCF Project, Series B-1 (RB) 4.25%, 12/01/22 (c)	2,600		2,376,171
Village Community Development District No. 12 (SA)
3.25%, 05/01/26	195		186,578
3.62%, 05/01/26 (c)	2,340		2,142,009
3.88%, 05/01/26 (c)	2,395		1,914,459
4.25%, 05/01/28 (c)	925		786,115
Village Community Development District No. 12 (SA) (SAW) 4.38%, 05/01/28 (c)	10		8,206
Village Community Development District No. 13 (SA)
3.00%, 05/01/29	725		619,941
3.38%, 05/01/29 (c)	970		772,501
3.55%, 05/01/29 (c)	2,795		2,088,891

See Notes to Financial Statements

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Florida (continued)
Village Community Development District No. 13 (SA) (SBG) 3.70%, 05/01/29 (c)	$30		$20,351
			125,242,285
Georgia: 1.1%
Burke County Development Authority, Series C (RB) (SAW) 4.12%, 02/01/28 (c)	1,000		805,300
Burke County Development Authority, Series D (RB) 4.12%, 02/01/28 (c)	2,000		1,610,599
DeKalb County Housing Authority, Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc., Series A (RB) 5.00%, 01/01/29 (c)	1,000		704,238
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	1,250		1,178,385
Gainesville and Hall County Development Authority, Educational Facilities, Riverside Military Academy, Inc. Project (RB) (BAM) 5.00%, 03/01/27 (c)	700		501,410
George L Smith II World Congress Center Authority, Series A (RB) 4.00%, 01/01/31 (c)	2,250		1,696,806
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	416		424,599
Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB) 5.75%, 06/15/27 (c)	250		242,064
Main Street Natural Gas, Inc., Series C (RB)
4.00%, 11/01/27 (c) (p)	7,000		6,467,510
5.00%, 05/15/49	2,405		2,213,854
Marietta Development Authority, Life University, Inc. Project, Series A (RB)
5.00%, 11/01/27 (c)	5,000		4,645,512
5.00%, 11/01/27 (c)	1,000		872,521
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	375		346,184
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series B (RB) 5.00%, 07/01/28 (c)	4,500		4,039,488
	Par
	(000’s	)	Value
Georgia (continued)
Municipal Electric Authority of Georgia, Series A (RB) (BAM-TCRS) 4.00%, 01/01/32 (c)	$2,900		$2,412,418
White County Development Authority, Truett McConnell University Project, Series A (RB)
5.12%, 10/01/26 (c)	500		416,464
5.25%, 10/01/26 (c)	500		393,085
			28,970,437
Guam: 0.8%
Guam Government, Business Privilege Tax, Series D (RB)
4.00%, 11/15/25 (c)	600		465,104
5.00%, 11/15/25 (c)	1,040		1,000,436
5.00%, 11/15/25 (c)	1,085		1,007,953
5.00%, 11/15/25 (c)	4,500		4,380,426
5.00%, 11/15/25 (c)	1,100		1,051,871
Guam Government, Business Privilege Tax, Series F (RB) 4.00%, 01/01/31 (c)	4,000		3,144,096
Guam Government, Department of Education, John F. Kennedy High School Refunding and Energy Efficiency Project, Series A (CP)
4.25%, 02/01/30	500		457,548
5.00%, 02/01/30 (c)	500		448,460
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/30	750		746,138
Guam Government, Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	3,120		2,764,473
Guam Government, Waterworks Authority, Water and Wastewater System (RB) 5.00%, 07/01/26 (c)	1,375		1,336,103
Guam Government, Waterworks Authority, Water and Wastewater System, Series A (RB) 5.00%, 07/01/30 (c)	3,205		3,042,435
Guam Power Authority, Series A (RB) 5.00%, 10/01/27 (c)	500		501,473
			20,346,516
Hawaii: 0.4%
Hawaii State Department Budget and Finance Special Purpose Revenue, Series B (RB) 4.00%, 03/01/27 (c)	5,000		4,395,856
Kuakini, Hawaii Health System, Series A (RB) 6.38%, 12/01/22 (c)	1,775		1,608,276

See Notes to Financial Statements

	Par
	(000’s	)	Value
Hawaii (continued)
State of Hawaii, Department of Budget and Finance, Series A (RB)
6.25%, 07/01/23 (c)	$1,400		$1,403,908
6.62%, 07/01/23 (c)	2,085		2,092,461
			9,500,501
Idaho: 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
3.50%, 09/01/26 (c)	450		362,120
5.00%, 09/01/26 (c)	1,135		1,084,743
Idaho Health Facilities Authority, St. Luke’s Health System Project, Series A (RB) 5.00%, 03/01/24 (c)	1,435		1,424,690
Idaho Health Facilities Authority, Terraces of Boise, Series A (RB) 3.80%, 10/01/28 (c)	100		83,324
			2,954,877
Illinois: 13.6%
Board of Education of the City of Chicago, Series H (GO) 5.00%, 12/01/27 (c)	2,000		1,876,242
Chicago Board of Education, Series A (GO)
4.00%, 12/01/31 (c)	10,000		7,405,361
4.00%, 12/01/31 (c)	4,975		3,826,697
5.00%, 12/01/22 (c)	15,055		13,356,081
5.00%, 12/01/28 (c)	1,265		1,234,928
5.00%, 12/01/28 (c)	250		239,255
5.00%, 12/01/29	1,000		981,902
5.00%, 12/01/29 (c)	1,195		1,168,157
5.00%, 12/01/30 (c)	5,000		4,541,103
5.00%, 12/01/30 (c)	7,240		6,687,475
5.00%, 12/01/30 (c)	4,100		3,924,159
5.00%, 12/01/30 (c)	5,575		5,380,681
5.00%, 12/01/30 (c)	395		374,088
5.00%, 12/01/30 (c)	1,610		1,476,691
5.00%, 12/01/30 (c)	100		93,602
5.00%, 12/01/30 (c)	5,950		5,430,134
5.00%, 12/01/30 (c)	7,850		7,083,809
5.00%, 12/01/30 (c)	4,300		3,860,139
5.00%, 12/01/31 (c)	8,000		6,905,318
7.00%, 12/01/25 (c)	14,210		14,845,257
7.00%, 12/01/25 (c)	5,200		5,526,771
7.00%, 12/01/27 (c)	2,250		2,389,577
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/23	300		304,198
5.00%, 12/01/25	1,000		1,023,611
5.00%, 12/01/28 (c)	250		251,347
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/25	145		149,821
5.50%, 12/01/26	175		182,369
5.50%, 12/01/30	2,500		2,673,787
	Par
	(000’s	)	Value
Illinois (continued)
Chicago Board of Education, Series A (GO) (NATL)
0.01%, 12/01/27	$760		$596,403
0.01%, 12/01/28	390		290,070
0.01%, 12/01/30	55		36,627
5.50%, 12/01/26	355		367,689
Chicago Board of Education, Series B (GO)
4.00%, 12/01/22 (c)	150		126,652
4.00%, 12/01/31 (c)	5,000		4,050,484
4.00%, 12/01/31 (c)	4,130		3,253,791
4.00%, 12/01/31 (c)	5,000		3,994,549
5.00%, 12/01/22 (c)	3,235		3,066,188
5.00%, 12/01/22 (c)	1,105		1,059,822
5.00%, 12/01/27	1,500		1,483,489
5.00%, 12/01/29 (c)	200		190,944
5.00%, 12/01/30 (c)	3,600		3,498,954
6.50%, 12/01/26 (c)	1,100		1,136,436
Chicago Board of Education, Series C (GO)
5.00%, 12/01/23	500		502,306
5.00%, 12/01/27 (c)	2,625		2,490,155
5.00%, 12/01/27	2,000		1,977,986
5.25%, 12/01/24 (c)	3,485		3,339,143
5.25%, 12/01/24 (c)	4,430		4,106,804
6.00%, 12/01/24 (c)	1,160		1,184,830
Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/28 (c)	7,500		6,532,379
Chicago Board of Education, Series E (GO) 5.12%, 12/01/24 (c)	2,415		2,352,037
Chicago Board of Education, Series G (GO)
5.00%, 12/01/27 (c)	3,600		3,416,083
5.00%, 12/01/27 (c)	3,000		2,642,056
Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	5,080		4,431,170
Chicago Midway International Airport, Series A (RB) 5.00%, 01/01/24 (c)	2,500		2,522,091
Chicago Midway International Airport, Series A (RB) (AGM) 5.00%, 01/01/24 (c)	4,000		4,011,291
Chicago O'Hare International Airport (RB)
5.50%, 01/01/23 (c)	400		401,000
5.75%, 01/01/23 (c)	8,915		8,923,412
5.75%, 01/01/23 (c)	1,585		1,586,686
Chicago O'Hare International Airport, Series B (RB) 4.00%, 12/01/22 (c)	1,500		1,449,781
Chicago School Reform Board of Trustees, Series A (GO) (NATL)
0.01%, 12/01/23	300		286,416
0.01%, 12/01/25	355		308,461
0.01%, 12/01/29	1,460		1,029,295

See Notes to Financial Statements

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Illinois (continued)
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/28 ^	$690		$513,201
0.00%, 12/01/29 ^	645		454,722
0.01%, 12/01/24	1,165		1,062,031
0.01%, 12/01/25	1,650		1,433,691
0.01%, 12/01/26	1,630		1,346,845
0.01%, 12/01/27	1,030		808,283
0.01%, 12/01/31	520		325,793
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/26	100		102,521
5.00%, 06/01/29	1,000		1,040,466
City of Chicago, City Colleges (GO) (NATL)
0.00%, 01/01/30 ^	420		300,847
0.01%, 01/01/28	345		273,890
0.01%, 01/01/33	985		589,880
0.01%, 01/01/34	760		431,531
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.00%, 01/01/25	235		235,879
City of Chicago, Series A (GO)
5.00%, 01/01/27	200		199,861
5.00%, 01/01/27	1,000		999,305
5.00%, 01/01/31 (c)	3,000		2,849,453
5.00%, 01/01/31 (c)	3,000		2,876,125
6.00%, 01/01/27 (c)	5,000		5,094,054
City of Chicago, Series A (GO) (NATL) 0.00%, 01/01/29 ^	140		105,650
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	2,775		2,756,724
City of Chicago, Series B (GO) 5.25%, 01/01/25 (c)	2,195		2,198,582
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^	195		121,925
5.00%, 01/01/24	1,110		1,113,890
5.00%, 01/01/25	1,760		1,766,967
5.00%, 01/01/26 (c)	250		249,596
5.00%, 01/01/26	380		380,778
City of Chicago, Series D (GO) 5.50%, 01/01/25 (c)	5,000		4,885,650
City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,020		1,069,250
City of Harvey, Series A (GO)
5.50%, 12/01/22 (c) (d) *	465		426,056
5.62%, 12/01/22 (c) (d) *	3,600		3,298,500
Cook County, Illinois, Series B (GO) 4.00%, 11/15/26	1,200		1,198,828
	Par
	(000’s	)	Value
Illinois (continued)
Illinois Finance Authority Health Services Facility, University of Illinois Health Services (RB) 4.00%, 10/01/30 (c)	$3,000		$2,302,457
Illinois Finance Authority, Acero Charter Schools, Inc. (RB) 4.00%, 10/01/31 (c)	1,000		754,154
Illinois Finance Authority, Admiral Lake Project (RB)
5.00%, 05/15/24 (c)	1,120		896,068
5.12%, 05/15/24 (c)	390		290,982
Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 12/01/22 (c)	35		32,934
Illinois Finance Authority, CHF - Cook, LLC - Northeastern Illinois University Project, Series A (RB) 5.00%, 07/01/25 (c)	1,000		887,177
Illinois Finance Authority, Christian Homes, Inc. (RB) 5.00%, 05/15/26 (c)	1,875		1,728,713
Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
4.75%, 05/15/23 (c)	615		574,734
5.12%, 05/15/23 (c)	230		205,915
5.25%, 05/15/23 (c)	750		675,548
Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5.00%, 02/15/27 (d) *	3,000		1,470,000
5.00%, 02/15/27 (c) (d) *	6,500		3,185,000
5.12%, 02/15/27 (c) (d) *	6,130		3,003,700
Illinois Finance Authority, Greenfields of Geneva Project (RB) 7.10%, 11/01/27 (c)	100		85,251
Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	500		508,383
Illinois Finance Authority, Lutheran Life Communities Obligated Group, Series A (RB)
5.00%, 11/01/26 (c)	500		470,135
5.00%, 11/01/26 (c)	250		231,604
5.00%, 11/01/26 (c)	5		4,352
Illinois Finance Authority, Mercy Health Corp. (RB) 5.00%, 06/01/26 (c)	3,000		2,819,558
Illinois Finance Authority, Roosevelt University (RB) 5.50%, 12/01/22 (c)	475		446,367
Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB) 5.00%, 08/15/25 (c)	5,000		4,849,853

See Notes to Financial Statements

	Par
	(000’s	)	Value
Illinois (continued)
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	$1,000		$988,480
5.00%, 06/15/29	1,000		984,381
5.00%, 06/15/29 (c)	3,055		2,994,956
5.00%, 06/15/30	1,000		977,045
Illinois Sports Facilities Authority (RB) (AGM) 5.00%, 06/15/24 (c)	1,000		1,015,184
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	690		589,572
Illinois State, Series A (GO)
5.00%, 12/01/27 (c)	1,500		1,492,370
5.00%, 05/01/28 (c)	500		460,015
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
0.00%, 12/15/31 (c) ^	1,125		509,865
0.00%, 12/15/31 (c) ^	1,025		479,316
0.00%, 12/15/31 (c) ^	1,175		513,992
3.00%, 12/15/24 (c)	2,000		1,921,117
4.00%, 12/15/31 (c)	75		60,835
5.00%, 12/15/27 (c)	935		846,932
5.50%, 12/15/25 (c)	1,400		1,379,511
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL)
0.00%, 12/15/34 ^	590		306,881
0.00%, 06/15/29 ^	840		609,780
0.00%, 06/15/31 ^	125		81,090
0.00%, 06/15/34 ^	190		102,143
0.00%, 06/15/39 ^	115		44,649
0.01%, 12/15/30	475		317,635
0.01%, 06/15/30	745		512,421
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL) 0.00%, 06/15/28 ^	1,080		826,883
Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 12/01/22 (c)	585		445,613
Southwestern Illinois Development Authority (RB) 5.35%, 12/01/22 (c)	230		130,171
Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 12/01/22 (c)	2,000		1,926,720
State of Illinois (GO)
3.50%, 06/01/26 (c)	935		858,478
3.50%, 06/01/26 (c)	175		156,489
4.00%, 01/01/26 (c)	500		466,537
4.00%, 12/01/22 (c)	150		147,390
	Par
	(000’s	)	Value
Illinois (continued)
4.00%, 05/01/24	$660		$656,350
4.00%, 06/01/26 (c)	460		389,067
4.00%, 06/01/26 (c)	360		315,783
4.00%, 06/01/26 (c)	1,720		1,554,171
4.00%, 06/01/26 (c)	3,000		2,673,528
4.00%, 06/01/26 (c)	270		233,638
4.12%, 11/01/26 (c)	600		552,192
4.12%, 12/01/22 (c)	160		154,017
5.00%, 11/01/24	200		201,776
5.00%, 12/01/24	820		827,054
5.00%, 02/01/24 (c)	350		350,728
5.00%, 02/01/24 (c)	375		376,140
5.00%, 02/01/26	2,750		2,771,085
5.00%, 02/01/27	500		503,382
5.00%, 03/01/28	805		807,559
5.00%, 03/01/31 (c)	1,000		964,553
5.00%, 04/01/24 (c)	1,470		1,470,531
5.00%, 05/01/24 (c)	2,005		2,006,856
5.00%, 05/01/24 (c)	175		171,491
5.00%, 05/01/24 (c)	1,025		1,027,193
5.00%, 05/01/24 (c)	100		97,249
5.00%, 05/01/24 (c)	2,390		2,267,812
5.00%, 05/01/24 (c)	275		275,233
5.00%, 06/01/26 (c)	1,040		1,041,982
5.00%, 06/01/26	125		125,931
5.00%, 06/01/26 (c)	800		803,608
5.25%, 02/01/24 (c)	5,000		5,016,568
5.25%, 07/01/23 (c)	290		290,374
5.25%, 07/01/23 (c)	510		510,872
5.25%, 07/01/23 (c)	550		551,044
5.50%, 07/01/23 (c)	560		560,514
5.50%, 07/01/23 (c)	1,165		1,171,168
6.00%, 05/01/25	500		515,741
6.00%, 05/01/26	880		914,630
State of Illinois (GO) (AGC)
5.50%, 05/01/30	1,500		1,547,170
5.75%, 05/01/30 (c)	3,710		3,721,579
State of Illinois (RB) 3.00%, 06/15/26 (c)	100		86,527
State of Illinois, Series A (GO)
4.00%, 12/01/22 (c)	100		94,127
5.00%, 10/01/28 (c)	7,500		7,391,820
5.00%, 10/01/28	500		501,120
5.00%, 12/01/27 (c)	100		97,428
5.00%, 03/01/30	2,740		2,741,809
5.00%, 03/01/31 (c)	775		766,155
5.00%, 04/01/23 (c)	110		105,438
5.00%, 05/01/28 (c)	365		338,947
5.00%, 05/01/28 (c)	270		253,518
5.00%, 05/01/28 (c)	1,000		969,060
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	13,425		13,436,669
State of Illinois, Series D (GO)
3.25%, 11/01/26	1,755		1,657,425
5.00%, 11/01/23	1,270		1,280,173
5.00%, 11/01/25	1,920		1,935,388
5.00%, 11/01/26	7,715		7,770,478
5.00%, 11/01/27 (c)	9,700		9,716,972

See Notes to Financial Statements

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Illinois (continued)
5.00%, 11/01/27	$6,000		$6,023,611
Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	500		431,774
Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	360		306,900
Will County Community High School District No. 210, Series B (GO)
0.00%, 01/01/29 ^	90		68,700
0.00%, 01/01/31 ^	245		168,997
0.00%, 01/01/33 ^	540		328,427
			361,808,182
Indiana: 0.6%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 12/01/22 (c)	215		197,256
Indiana Finance Authority Educational Facilities, Earlham College Project, Series A (RB) 5.00%, 10/01/23 (c)	150		150,352
Indiana Finance Authority, Baptist Healthcare System, Series A (RB) 5.00%, 08/15/27 (c)	4,000		3,878,226
Indiana Finance Authority, Deaconess Health System, Series A (RB) 5.00%, 09/01/26 (c)	1,000		1,058,182
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 4.25%, 11/01/30	1,000		929,855
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB) 3.00%, 11/01/30	3,500		2,972,727
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	5,500		5,267,374
Valparaiso, Indiana Exempt Facilities, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	300		303,329
			14,757,301
Iowa: 1.0%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	1,025		972,660
Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
5.00%, 11/15/26 (c)	3,365		2,739,189
5.00%, 05/15/27 (c)	2,770		2,317,335
5.00%, 05/15/27 (c)	655		563,029
	Par
	(000’s	)	Value
Iowa (continued)
Iowa Finance Authority, Midwestern Disaster Area, Alcoa Inc. Project (RB) 4.75%, 12/01/22 (c)	$7,025		$6,111,639
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Series A (RB) 5.00%, 12/01/42 (c) (p)	7,500		6,687,204
Iowa Higher Education Loan Authority, Wartburg College Project (RB)
4.00%, 10/01/25	1,660		1,602,315
5.00%, 10/01/25 (c)	990		923,082
5.00%, 10/01/25 (c)	2,115		1,882,114
Iowa Tobacco Settlement Authority, Series B-1 (RB) 4.00%, 06/01/31 (c)	2,500		2,284,081
			26,082,648
Kansas: 0.5%
City of Hutchinson, Regional Medical Center, Inc. (RB) 5.00%, 12/01/26 (c)	250		224,255
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc., Series A (RB) 5.00%, 05/15/27 (c)	1,000		909,140
City of Manhattan, Kansas Health Care Facilities Authority, Meadowlark Hills Retirement Community, Series A (RB) 4.00%, 06/01/28 (c)	2,000		1,427,329
City of Manhattan, Kansas Sales Tax, Downtown Redevelopment Star Project Area (RB) 4.00%, 06/01/25 (c)	1,000		977,955
City of Wichita, Health Care Facilities, Series III (RB) 5.00%, 05/15/26 (c)	250		222,309
Kansas Development Finance Authority, Village Shalom Project, Series A (RB) (AGC) 5.25%, 11/15/23 (c)	1,000		687,181
Wyandotte County, Kansas City Unified Government, Legends Apartments Garage and West Lawn Project (RB) 4.50%, 12/01/26 (c)	810		690,473
Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 1 and 2A, Series A (RB)
5.00%, 09/01/25 (c)	315		289,400
5.75%, 09/01/25 (c)	4,565		4,004,243
6.00%, 09/01/25 (c)	2,125		1,851,186

See Notes to Financial Statements

	Par
	(000’s	)	Value
Kansas (continued)
Wyandotte County, Kansas City Unified Government, Vacation Village Project Area 4 (RB) 0.00%, 09/01/34 ^	$7,500		$2,137,108
			13,420,579
Kentucky: 0.6%
Christian County, Jennie Stuart Medical Center (RB) 5.38%, 02/01/26 (c)	100		100,777
Kentucky Economic Development Finance Authority, Louisville Arena Authority, Inc., Series A (RB) (AGM) 5.00%, 12/01/22 (c)	1,600		1,521,616
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 5.00%, 12/01/27 (c)	4,655		4,447,670
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB)
5.00%, 05/15/26 (c)	250		196,553
5.00%, 05/15/26 (c)	545		498,079
5.00%, 05/15/26 (c)	350		302,177
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
5.38%, 11/21/22 (c)	400		359,010
5.50%, 11/21/22 (c)	250		202,297
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB) 4.25%, 07/01/25 (c)	3,365		3,048,453
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series A (RB)
5.00%, 06/01/26	175		180,409
5.00%, 06/01/27 (c)	990		920,381
5.25%, 06/01/27 (c)	750		734,064
Kentucky Economic Development Finance Authority, Owensboro Health System, Inc., Series B (RB) 5.00%, 06/01/27 (c)	500		468,853
Kentucky Economic Development Finance Authority, Series A-2 (RB) 5.00%, 08/01/29 (c)	1,000		929,349
	Par
	(000’s	)	Value
Kentucky (continued)
Kentucky State Property & Building Commission, Project No. 115 (RB) (BAM) 5.00%, 04/01/27 (c)	$2,000		$2,097,512
Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26 (c)	1,045		1,108,576
			17,115,776
Louisiana: 1.4%
Calcasieu Parish Memorial Hospital Service District (RB)
5.00%, 12/01/29 (c)	1,750		1,727,194
5.00%, 12/01/29 (c)	4,950		4,712,356
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) 5.00%, 12/01/28	1,000		1,014,185
City of Shreveport, Water and Sewer Revenue, Series C (RB) (BAM)
4.00%, 12/01/28 (c)	3,220		3,048,264
5.00%, 12/01/25	100		103,384
Hospital Service District No. 1 of Parish of Tangipahoa, North Oaks Health System Project (RB) 4.00%, 02/01/31 (c)	2,075		1,686,308
Louisiana Local Government Environmental Facilities and Community Development Authority Student Housing, Provident Group ULM Properties LLC, Series A (RB) 5.00%, 07/01/29 (c)	500		398,304
Louisiana Local Government Environmental Facilities and Community Development Authority, CDF Healthcare of Louisiana, LLC Project, Series A (RB) 5.62%, 06/01/25 (c)	950		775,136
Louisiana Local Government Environmental Facilities and Community Development Authority, City of New Orleans Gomesa Project (RB) 4.00%, 11/01/30 (c)	2,000		1,381,648
Louisiana Local Government Environmental Facilities and Community Development Authority, Parc Fontaine Apartments, Series A (RB) 4.25%, 12/01/22 (c)	175		134,949

See Notes to Financial Statements

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	$1,000		$913,719
Louisiana Local Government Environmental Facilities and Community Development Authority, University of Louisiana at Monroe Project, Series A (RB) 5.00%, 07/01/29 (c)	500		356,347
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	2,550		2,283,566
Louisiana Public Facilities Authority, Loyola University Project, (RB) 5.25%, 10/01/33 (c)	1,500		1,324,661
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	1,647		16
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) *	2,259		22
8.38%, 07/01/24 (c) (d) *	1,389		14
Louisiana Stadium and Exposition District Senior Revenue, Series A (RB) 5.00%, 07/01/23 (c)	2,555		2,570,586
Louisiana Stadium and Exposition District, Series A (RB) 5.00%, 07/01/23 (c)	2,400		2,414,798
New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/25 (c)	3,160		3,039,750
Parish of St James, Nustar Logistics, LP Project (RB)
5.85%, 06/01/25 (p)	750		765,037
6.35%, 06/01/30 (c)	4,000		4,210,756
Parish of St James, Nustar Logistics, LP Project, Series A (RB) 6.35%, 06/01/30 (c)	3,000		3,158,067
			36,019,067
	Par
	(000’s	)	Value
Maine: 0.2%
Maine Finance Authority, GO Lab Madison, LLC Project (RB) 8.00%, 12/01/36 (c)	$1,000		$701,794
Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
4.00%, 07/01/26 (c)	1,270		984,857
5.00%, 07/01/26 (c)	3,825		3,463,410
			5,150,061
Maryland: 1.2%
Baltimore Maryland, Special Obligation, Harbor Point Project (RB) 5.00%, 06/01/31 (c)	1,000		867,714
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	500		478,331
City of Baltimore, Harbor Point Project (RB) 5.12%, 06/01/26 (c)	250		233,354
County of Baltimore, Riderwood Village, Inc. Facility (RB) 4.00%, 01/01/27 (c)	1,000		856,745
County of Frederick, Maryland Educational Facilities Project, Mount Saunt Mary's University, Series A (RB) 5.00%, 09/01/27 (c)	1,000		923,868
County of Prince George's, Chesapeake Lighthouse Chapter School Project, Series A (RB) 7.00%, 11/01/25 (c)	500		511,061
Frederick County Maryland, Urban Community Development Authority, Series A (ST) 4.00%, 07/01/30 (c)	2,000		1,571,237
Frederick County, Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	4,100		3,566,015
Howard County, Series A (TA) 4.50%, 02/15/26 (c)	500		414,721
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 12/01/22 (c)	7,785		7,782,282
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
3.75%, 01/01/27 (c)	100		94,414
4.38%, 01/01/27 (c)	470		419,346
4.50%, 01/01/27 (c)	530		450,920

See Notes to Financial Statements

	Par
	(000’s	)	Value
Maryland (continued)
Maryland Economic Development Corp., Port Covington Project (TA)
3.25%, 09/01/30	$500		$434,977
4.00%, 09/01/30 (c)	500		409,717
4.00%, 09/01/30 (c)	3,250		2,422,331
Maryland Health and Higher Educational Facilities Authority, Adventist Healthcare, Inc., Series A (RB) 5.50%, 01/01/27 (c)	2,675		2,622,889
Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
4.00%, 07/01/26 (c)	400		317,865
5.00%, 07/01/26 (c)	250		245,483
Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
4.00%, 07/01/25 (c)	210		196,683
4.25%, 07/01/25 (c)	145		128,697
5.00%, 07/01/25 (c)	1,500		1,422,446
5.00%, 07/01/25 (c)	625		628,617
5.00%, 07/01/25 (c)	500		491,291
Maryland Health and Higher Educational facilities, Stevenson University, Series A (RB) 4.00%, 06/01/31 (c)	750		588,078
Maryland Stadium Authority Built to Learn Revenue (RB) 4.00%, 06/01/31 (c)	2,700		2,169,421
Prince George County, Collington Episcopal Life Care Community, Inc. (RB) 5.25%, 04/01/27 (c)	1,000		881,557
Prince George's County, Suitland-Naylor Road Project (TA) 4.75%, 01/01/26 (c)	500		482,897
			31,612,957
Massachusetts: 1.2%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	365		331,922
Commonwealth of Massachusetts (RB) (NATL) 5.50%, 01/01/25	1,220		1,268,836
Massachusetts Development Finance Agency, Boston Medical Center Issue , Series D (RB) 4.00%, 07/01/25 (c)	535		412,277
Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,000		842,783
	Par
	(000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Emerson College (RB) 5.00%, 01/01/25 (c)	$500		$496,900
Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 10/01/26 (c)	1,035		961,228
Massachusetts Development Finance Agency, Lasell University (RB) 4.00%, 07/01/31 (c)	2,400		1,738,462
Massachusetts Development Finance Agency, Lawrence General Hospital (RB) 5.00%, 07/01/27 (c)	1,000		867,365
Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB) 5.25%, 07/01/24 (c)	350		310,638
Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
5.00%, 11/15/25 (c)	500		491,921
5.12%, 11/15/25 (c)	500		480,223
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
4.00%, 11/21/22 (c)	1,000		965,769
4.12%, 11/21/22 (c)	2,500		2,297,101
5.00%, 11/21/22 (c)	9,820		9,862,004
5.00%, 11/21/22 (c)	1,400		1,412,069
Massachusetts Development Finance Agency, South Shore Hospital Issue, Series I (RB) 4.00%, 07/01/26 (c)	3,500		3,114,523
Massachusetts Development Finance Agency, Springfield College Issue, Series A (RB) (AGM) 4.00%, 06/01/30 (c)	5		3,768
Massachusetts Development Finance Agency, UMass Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	1,930		1,698,684
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project (RB) 5.00%, 10/01/28 (c)	2,000		1,603,062
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
5.00%, 07/01/26 (c)	510		483,465
5.00%, 07/01/26 (c)	190		196,088

See Notes to Financial Statements

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 01/01/29 (c)	$1,000		$950,582
			30,789,670
Michigan: 1.1%
Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	290		267,948
City of Detroit, Michigan Unlimited Tax (GO) 5.50%, 04/01/30 (c)	250		248,789
City of Detroit, Michigan Unlimited Tax, Series A (GO) 5.00%, 04/01/31 (c)	1,150		1,057,012
Detroit Service Learning Academy, Public School Academy (RB) (AGM Q-SBLF) 4.00%, 07/01/28 (c)	1,000		737,121
Flint Hospital Building Authority, Hurley Medical Center (RB) 4.00%, 07/01/30 (c)	500		393,722
Flint Michigan Hospital Building Authority (RB) 4.75%, 07/01/23 (c)	30		30,248
Flint Michigan Hospital Building Authority, Series B (RB) 4.75%, 07/01/23 (c)	395		396,001
Michigan Finance Authority, Mid Michigan Health Credit Group (RB) 5.00%, 06/01/24 (c)	1,040		1,068,321
Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
5.25%, 11/15/25 (c)	250		224,423
5.50%, 11/15/25 (c)	300		259,291
Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
5.00%, 07/01/24 (c)	215		207,799
5.00%, 07/01/24 (c)	3,575		3,362,114
Michigan Finance Authority, Series B-1 (RB) 5.00%, 12/01/30 (c)	3,235		3,012,376
Michigan Finance Authority, Sold Tobacco Receipts, Series A-2 (RB) 5.00%, 12/01/30	10,000		9,592,932
Michigan Finance Authority, Thomas M. Cooley Law School Project (RB) 5.00%, 07/01/24 (c)	795		788,854
Michigan Finance Authority, Tobacco Settlement Bonds, Series B-2 (RB) 0.01%, 12/01/30 (c)	15,500		1,042,766
	Par (000’s	)	Value
Michigan (continued)
Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	$100		$98,905
Michigan Strategic Fund, Evangelical Homes Project (RB)
5.25%, 12/01/22 (c)	2,450		2,255,324
5.50%, 12/01/22 (c)	2,000		1,708,303
Michigan Strategic Fund, I-75 Improvement Project (RB)
5.00%, 12/31/28 (c)	600		587,695
5.00%, 12/31/28 (c)	700		675,681
5.00%, 12/31/28 (c)	1,250		1,090,446
Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.01%, 11/16/22 (c)	260		24,036
Summit Academy North, Michigan Public School (RB) 4.00%, 11/01/28 (c)	1,000		776,984
			29,907,091
Minnesota: 0.6%
Chippewa County, Chippewa County-Montevideo Hospital Project (RB) 4.00%, 03/01/26 (c)	135		115,861
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	500		465,969
City of Brooklyn Center, Minnesota Multifamily Housing, Series A (RB) 5.50%, 12/01/22 (c) (d) *	1,900		1,175,141
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
5.50%, 07/01/25 (c)	245		201,587
5.50%, 07/01/25 (c)	250		216,921
City of Crookston, Health Care Facilities, Riverview Health Project (RB) 5.00%, 05/01/29 (c)	3,000		2,755,065
City of Deephaven, Charter School, Eagle Ridge Academy Project, Series A (RB)
5.25%, 07/01/25 (c)	500		474,824
5.50%, 07/01/25 (c)	2,860		2,700,948
City of Forest Lake, International Language Academy, Series A (RB) (SAW) 5.38%, 08/01/27 (c)	500		452,358
City of Maple Grove, Minnesota Health Care Facilities (RB) 3.38%, 05/01/27 (c)	115		96,862
City of St. Louis Park, Place Via Sol Project (RB) (AMBAC) 6.00%, 07/01/27 (d) (p) *	2,000		1,800,000

See Notes to Financial Statements

28

	Par (000’s	)	Value
Minnesota (continued)
City of St. Paul, Housing and Redevelopment Authority, Series A (RB)
4.00%, 07/01/25 (c)	$1,000		$937,099
5.75%, 09/01/26 (c)	325		309,682
City of West St. Paul, Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00%, 11/01/25 (c)	500		405,674
Minnesota Higher Education Facilities Authority, Augsburg College, Series A (RB) 5.00%, 05/01/26 (c)	3,730		3,225,442
Minnesota Higher Education Facilities Authority, Augsburg College, Series B (RB) 4.25%, 11/21/22 (c)	975		774,590
Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	250		202,426
			16,310,449
Mississippi: 0.2%
Mississippi Business Finance Corp. (RB) 2.38%, 06/01/26 (c)	1,250		747,348
Mississippi Development Bank, Magnolia Regional Health Center Project (RB) 4.00%, 10/01/31 (c)	3,500		2,637,075
Mississippi Development Bank, Water and Sewer System (RB) (AGM) 6.88%, 12/01/23 (c)	1,000		1,021,959
			4,406,382
Missouri: 1.1%
Boone County, Boone Hospital Center (RB)
3.00%, 08/01/26 (c)	410		306,126
4.00%, 08/01/26 (c)	565		452,783
5.00%, 08/01/26 (c)	1,000		1,005,632
5.00%, 08/01/26 (c)	1,000		1,009,693
Cape Girardeau County Industrial Development Authority, Missouri Health Facilities (RB) 3.00%, 03/01/31 (c)	3,750		2,238,339
Cape Girardeau County Industrial Development Authority, Series A (RB) 5.00%, 03/01/27 (c)	1,000		1,012,638
City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	70		65,653
City of Liberty, Liberty Commons Project, Series A (TA) 5.75%, 06/01/25 (c)	500		440,250
	Par (000’s	)	Value
Missouri (continued)
City of Nevada, Regional Medical Center (RB) (ACA) 4.30%, 12/01/22 (c)	$40		$38,656
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA) 4.62%, 11/01/27 (c)	1,000		926,864
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 4.38%, 11/15/26 (c)	250		199,245
Health and Educational Facilities Authority, Lutheran Senior Services Projects, Series C (RB) 4.00%, 02/01/29 (c)	475		366,925
I-470 Western Gateway Transportation Development District, Series A (RB)
4.50%, 12/01/26 (c)	400		380,388
5.25%, 12/01/26 (c)	1,100		1,023,298
Kansas City Industrial Development Authority, Methodist Retire Home, Series B (RB) 5.00%, 11/15/46	5,352		3,913,903
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AGM) 5.00%, 02/01/28 (c)	4,475		2,972,804
Kansas City Missouri, International Airport Terminal Modernization Project, Series B (RB) (AMBAC) 5.00%, 03/01/29 (c)	1,000		984,300
Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
5.25%, 05/15/27 (c)	1,500		1,303,657
5.25%, 05/15/27 (c)	4,000		3,154,308
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
5.00%, 08/15/24 (c)	1,550		1,380,462
5.00%, 08/15/25 (c)	2,000		1,696,046
Lee’s Summit, Missouri Summit Fair Project (TA) 4.88%, 11/01/27 (c)	2,500		2,114,892
Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	860		745,122

See Notes to Financial Statements

29

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Missouri (continued)
St. Joseph Industrial Development Authority, Missouri Healthcare, Series A (RB) 5.00%, 01/01/26 (c)	$1,000		$740,022
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/25 (c)	500		429,588
St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	150		141,327
			29,042,921
Montana: 0.2%
City of Forsyth, Rosebud County, Montana Pollution Control, Series A (RB) 3.90%, 03/01/23 (c)	2,000		1,858,915
Montana Facility Finance Authority, Bozeman Deaconess Health Services, Series A (RB) 4.00%, 06/01/31 (c)	1,500		1,256,774
Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB)
4.12%, 07/01/28 (c)	500		427,966
5.00%, 07/01/28 (c)	1,270		1,198,384
			4,742,039
Nebraska: 0.1%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/34	1,000		998,543
5.00%, 09/01/36	500		494,794
5.00%, 09/01/42	1,780		1,705,390
			3,198,727
Nevada: 0.5%
City of Las Vegas, Special Improvement District No. 814 (SA)
4.00%, 06/01/29 (c)	245		195,958
4.00%, 06/01/29 (c)	555		430,495
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 12/01/22 (c)	1,175		1,136,793
Clark County School District, Series A (GO) 5.00%, 06/15/26	2,000		2,098,761
Clark County School District, Series B (GO) (BAM) 3.00%, 06/15/30 (c)	1,000		774,654
Clark County, Nevada Airport System Subordinate Lien, Series A-2 (RB) 5.00%, 07/01/27 (c)	1,050		1,067,352
	Par (000’s	)	Value
Nevada (continued)
Clark County, Nevada School District, Series B (GO) (BAM) 3.00%, 06/15/31 (c)	$2,000		$1,523,227
Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	170		167,432
Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	625		540,349
North Las Vegas, Special Improvement District No. 64 (SA) 4.62%, 12/01/28 (c)	230		196,024
North Las Vegas, Special Improvement District No. 64 (SA) (SAW) 4.62%, 12/01/28 (c)	480		422,842
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
5.00%, 12/15/25 (c)	2,000		1,903,425
5.00%, 12/15/25 (c)	500		442,213
5.00%, 12/15/25 (c)	400		374,712
5.12%, 12/15/25 (c)	1,000		912,216
			12,186,453
New Hampshire: 0.5%
National Finance Authority, Ascentria Care Alliance Project (RB)
5.00%, 07/01/28 (c)	1,220		934,473
5.00%, 07/01/28 (c)	2,000		1,488,809
National Finance Authority, Covanta Project, Series B (RB)
3.75%, 07/02/40 (c) (p)	2,250		1,690,911
4.62%, 07/01/23 (c)	4,000		3,323,633
National Finance Authority, Resource Recovery, Series A (RB) 3.62%, 07/02/40 (c) (p)	3,665		2,705,047
National Finance Authority, The Vista Project, Series A (RB) 5.62%, 07/01/25 (c)	1,600		1,419,549
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
6.12%, 07/01/24 (c) (d) *	1,500		585,000
6.12%, 07/01/24 (c) (d) *	1,000		390,000
6.25%, 07/01/24 (c) (d) *	500		195,000
			12,732,422
New Jersey: 3.6%
Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	150		148,857
Casino Reinvestment Development Authority (RB) 5.25%, 11/01/24 (c)	1,410		1,419,957

See Notes to Financial Statements

30

	Par (000’s	)	Value
New Jersey (continued)
5.25%, 11/01/24 (c)	$8,450		$8,484,574
City of Atlantic City, New Jersey Tax Appeal (GO) 5.00%, 12/01/23 (c)	65		64,231
New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	470		438,321
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 12/01/22 (c)	5,000		4,921,001
5.50%, 06/20/23 (c)	60		58,450
5.62%, 03/05/24 (c)	285		281,293
5.62%, 03/05/24 (c)	2,035		2,008,534
5.75%, 12/01/22 (c)	4,825		4,827,484
New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	55		53,533
New Jersey Economic Development Authority, Lions Gate Project (RB)
4.88%, 01/01/24 (c)	655		616,157
5.00%, 01/01/24 (c)	500		448,775
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/27 (c)	1,640		1,541,904
4.00%, 07/01/27 (c)	2,000		1,829,207
5.00%, 07/01/27 (c)	1,890		1,909,165
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	515		440,444
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	1,250		1,242,902
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 4.00%, 11/01/25	120		120,227
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
5.00%, 12/15/26 (c)	725		727,593
5.00%, 12/15/26 (c)	305		305,101
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
4.75%, 12/15/26 (c)	$2,545		$2,685,833
5.50%, 12/15/26 (c)	165		179,058
New Jersey Economic Development Authority, School Facilities Construction, Series EEE (RB) 5.00%, 12/15/28 (c)	2,880		2,756,219
New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
5.00%, 11/28/22 (c)	470		470,311
5.00%, 11/28/22 (c)	10		10,034
New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB) 5.00%, 11/28/22 (c)	125		125,016
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB)
5.00%, 12/15/29 (c)	600		591,714
5.00%, 12/15/29 (c)	2,125		2,090,836
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	500		455,587
New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
5.00%, 03/01/23 (c)	15		15,049
5.00%, 03/01/23 (c)	285		286,696
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
5.00%, 06/15/24 (c)	140		143,903
5.00%, 06/15/24 (c)	920		935,310
5.00%, 06/15/24 (c)	100		101,590
5.00%, 06/15/24 (c)	580		596,168
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB)
4.00%, 12/15/29 (c)	205		164,743
4.00%, 12/15/30 (c)	600		527,957
4.00%, 12/15/30 (c)	600		516,016
4.00%, 12/15/30 (c)	700		637,822

See Notes to Financial Statements

31

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	$620		$637,283
New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB) 5.00%, 06/15/24 (c)	2,500		2,456,556
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
5.00%, 06/15/25 (c)	1,235		1,240,841
5.00%, 06/15/25 (c)	680		681,590
5.00%, 06/15/25 (c)	630		627,617
5.25%, 06/15/25 (c)	1,055		1,108,734
5.25%, 06/15/25 (c)	2,565		2,695,641
5.25%, 06/15/25 (c)	435		446,097
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.00%, 06/15/24	220		220,921
4.25%, 06/15/25 (c)	885		890,342
4.38%, 06/15/25 (c)	420		422,611
5.00%, 06/15/24	1,080		1,101,330
5.00%, 06/15/25 (c)	105		107,652
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
5.12%, 01/01/24 (c)	350		341,459
5.25%, 01/01/24 (c)	1,000		1,003,439
5.38%, 01/01/24 (c)	900		866,697
5.50%, 01/01/24 (c)	500		502,589
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/25 (c)	150		132,912
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	330		335,886
New Jersey Educational Facilities Authority, Rider University, Series F (RB) 5.00%, 07/01/27 (c)	490		407,478
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
5.00%, 04/01/28 (c)	1,000		1,000,076
5.00%, 04/01/28 (c)	500		518,806
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	$230		$202,249
0.00%, 12/15/25 ^	270		237,422
0.01%, 12/15/33	5		2,884
5.00%, 12/15/26	5		5,192
5.00%, 12/15/28 (c)	2,070		2,110,776
5.00%, 12/15/28	200		208,340
5.00%, 12/15/29 (c)	385		378,694
5.25%, 12/15/23	100		101,673
5.50%, 12/15/23	205		208,986
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.75%, 06/15/25 (c)	150		149,829
4.75%, 06/15/25 (c)	3,000		2,878,647
5.00%, 06/15/23 (c)	200		201,247
5.00%, 06/15/23 (c)	605		608,167
5.00%, 06/15/23 (c)	135		135,754
5.00%, 06/15/23 (c)	640		640,740
5.00%, 06/15/24 (c)	1,120		1,104,532
5.00%, 06/15/25 (c)	340		326,276
5.25%, 06/15/23 (c)	130		130,455
5.25%, 06/15/25 (c)	505		506,160
New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
0.00%, 12/15/24 ^	430		395,229
0.00%, 12/15/25 ^	250		220,171
0.00%, 12/15/28 ^	185		141,669
New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 0.01%, 12/15/31	365		238,347
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.25%, 01/01/27	100		103,840
South Jersey Port Corp., Marine Terminal, Series B (RB)
5.00%, 01/01/28 (c)	360		360,226
5.00%, 01/01/28 (c)	750		735,984
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	7,410		7,131,702
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	14,330		13,175,946
			95,565,266

See Notes to Financial Statements

32

	Par (000’s	)	Value
New Mexico: 0.1%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group -LA Vida Llena Expansion Project, Series A (RB) 5.00%, 07/01/26 (c)	$4,980		$3,852,812
New York: 9.5%
Brooklyn Arena Local Development Corp., Barclays Center (RB)
0.00%, 07/15/33 ^	370		196,932
0.01%, 07/15/32	395		224,474
0.01%, 07/15/47	180		36,805
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) 5.00%, 07/15/26	345		344,859
Build NYC Resource Corp., Albert Einstein School of Medicine, Inc., Project (RB) 5.50%, 09/01/25 (c)	3,120		3,091,354
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB)
5.00%, 12/31/28	5,610		5,277,184
5.25%, 12/31/28 (c)	9,700		8,697,254
5.50%, 12/31/28 (c)	4,700		3,993,838
Build NYC Resource Corp., Metropolitan College of New York Project (RB)
5.00%, 11/01/24 (c)	1,560		1,375,474
5.25%, 11/01/24 (c)	250		245,133
Build NYC Resource Corp., Richmond University Medical Center Project, Series A (RB) 5.62%, 12/01/28 (c)	2,200		1,861,957
Build NYC Resource Corp., Shefa School Project, Series A (RB) (SAW) 5.00%, 06/15/31 (c)	2,000		1,742,637
Build NYC Resource Corporation, New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	300		269,232
Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,000		891,844
City of Albany Capital Resources Corp., College of Saint Rose Project (RB) 4.00%, 07/01/31 (c)	1,000		688,414
City of Troy Capital Resource Corp., Series A (RB) 4.00%, 09/01/30 (c)	1,250		1,034,143
	Par (000’s	)	Value
New York (continued)
County of Suffolk, Series D (GO) (BAM) 4.00%, 10/15/27 (c)	$2,120		$2,152,764
Dormitory Authority of the State of New York, Montefiore Medical Center, Series A (RB) 4.00%, 08/01/28 (c)	1,000		788,241
Dutchess County Local Development Corp., Bard College Project, Series A (RB)
5.00%, 07/01/30 (c)	1,500		1,356,044
5.00%, 07/01/30 (c)	1,000		876,900
5.00%, 07/01/30 (c)	8,370		7,149,617
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	910		825,176
Erie Tobacco Asset Securitization Corp., Series A (RB)
5.00%, 12/01/22 (c)	5		4,593
5.00%, 12/01/22 (c)	10,000		8,895,574
Jefferson County Civic Facility Development Corp. (RB) 4.00%, 11/01/27 (c)	2,320		1,688,721
Long Island Power Authority, Electric System (RB) 5.00%, 09/01/27 (c)	3,500		3,527,078
Metropolitan Transportation Authority, Series F (RB) 5.00%, 11/15/25 (c)	1,000		980,788
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB)
3.00%, 12/01/30 (c)	5		3,235
5.00%, 12/01/30 (c)	500		510,105
Nassau County Tobacco Settlement Corp., Series A-3 (RB) 5.12%, 11/16/22 (c)	3,905		3,369,012
New Rochelle Industrial Development Agency (RB)
5.25%, 01/01/23 (c) (d) *	1,352		30,411
5.50%, 07/01/19 (c) (d) *	62		1,392
New York City Housing Development Corp., Multi- Family Housing, Series F (RB) 4.50%, 05/15/24 (c)	4,500		4,411,823
New York City Industrial Development Agency, Airport Facilities, Series A (RB) 5.00%, 12/01/22 (c)	2,000		1,995,960
New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	2,500		2,504,777

See Notes to Financial Statements

33

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York Counties Tobacco Trust IV, Series A (RB)
3.75%, 06/01/26 (c)	$500		$362,458
5.00%, 11/16/22 (c)	9,000		7,679,256
5.00%, 11/16/22 (c)	785		655,379
6.25%, 11/16/22 (c)	1,000		974,238
New York Counties Tobacco Trust IV, Series E (RB) 0.00%, 11/16/22 (c) ^	5		288
New York Counties Tobacco Trust VI, Series A-2B (RB) 5.00%, 06/01/26 (c)	1,000		827,620
New York Liberty Development Corp., 3 World Trade Center Project (RB)
5.00%, 11/15/24 (c)	5,500		4,832,338
5.15%, 11/15/24 (c)	5,710		5,453,369
5.38%, 11/15/24 (c)	3,700		3,529,435
7.25%, 11/15/24 (c)	7,000		7,002,304
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Series 3 (RB) 2.80%, 03/15/29 (c)	7,000		5,688,165
New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	480		481,579
New York State Dormitory Authority, Fit Student Housing Corp. (RB) (NATL) 5.25%, 07/01/31	150		148,578
New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 5.00%, 08/01/27	3,500		3,494,957
New York State Dormitory Authority, New School University, Series A (RB) 5.00%, 07/01/25 (c)	2,500		2,418,336
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group (RB) 5.00%, 06/01/27 (c)	1,000		962,546
New York State Dormitory Authority, Pace University, Series A (RB) 4.25%, 05/01/23 (c)	1,700		1,397,331
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW) 5.00%, 10/01/24	1,365		1,407,594
New York State Dormitory Authority, Series A (RB) 5.00%, 01/01/27 (c)	1,370		1,391,127
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, The New School, Series A (RB) 5.00%, 01/01/27 (c)	$2,500		$2,369,927
New York State Dormitory Authority, Yeshiva University, Series A (RB) 5.00%, 07/15/32 (c)	5,000		4,615,504
New York Transportation Development Corp. (RB) 5.00%, 01/01/28 (c)	1,180		1,149,864
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	1,625		1,491,900
5.00%, 11/21/22 (c)	8,640		8,489,344
5.00%, 11/21/22 (c)	6,020		5,997,200
5.25%, 08/01/30 (c)	2,810		2,790,103
5.38%, 08/01/30 (c)	6,250		6,086,634
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.38%, 10/01/30 (c)	15,060		12,524,315
5.00%, 01/01/28 (c)	1,300		1,275,012
5.00%, 10/01/30 (c)	8,650		8,338,505
5.00%, 10/01/30 (c)	8,500		8,019,217
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	8,665		8,125,660
5.00%, 01/01/28 (c)	160		157,945
5.00%, 01/01/28 (c)	1,600		1,586,455
New York Transportation Development Corp., John F. Kennedy International Airport Project (RB) 3.00%, 08/01/31	7,165		6,177,497
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
4.00%, 07/01/24 (c)	1,000		917,927
5.00%, 07/01/24 (c)	230		226,040
5.00%, 07/01/24 (c)	420		423,599
5.00%, 07/01/24 (c)	8,130		7,433,227
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project (RB)
5.00%, 12/01/32 (c)	1,290		1,183,308
5.00%, 12/01/32 (c)	1,000		925,758

See Notes to Financial Statements

34

	Par (000’s	)	Value
New York (continued)
5.00%, 12/01/32 (c)	$1,000		$908,070
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/30 (c)	1,000		836,705
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	5,250		4,437,499
Otsego County Capital Resource Corp., Hartwick College Project, Series A (RB) 5.00%, 10/01/25 (c)	355		273,515
Suffolk Tobacco Asset Securitization Corp., Series B-1 (RB) 4.00%, 06/01/31 (c)	4,600		4,133,201
Suffolk Tobacco Asset Securitization Corp., Series B-2 (RB) 0.01%, 06/01/31 (c)	10,515		877,708
Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB) 5.00%, 01/01/26 (c)	200		142,639
TSASC, Inc., Tobacco Settlement Bonds, Series B (RB) 5.00%, 06/01/27 (c)	17,535		15,263,614
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
4.00%, 09/15/24 (c)	525		488,126
5.00%, 09/15/24 (c)	400		314,575
5.25%, 09/15/24 (c)	180		126,839
Westchester County Local Development Corp., Medical Center (RB) 5.00%, 11/01/25 (c)	9,285		8,403,815
Westchester County Local Development Corp., Purchase Senior Learning Community Inc., Project, Series A (RB) 5.00%, 07/01/27 (c)	1,000		775,039
Westchester Tobacco Asset Securitization Corp., Series B (RB) 5.00%, 06/01/27 (c)	1,330		1,335,885
Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,575		4,418,677
	Par (000’s	)	Value
New York (continued)
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 5.00%, 10/15/29 (c)	$275		$227,688
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) (AGM) 5.00%, 10/15/29 (c)	315		282,379
			253,301,558
North Carolina: 0.8%
North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
5.00%, 06/30/25 (c)	1,000		973,368
5.00%, 06/30/25 (c)	1,430		1,288,899
North Carolina Medical Care Commission Health Care Facilities, Series A (RB) 4.00%, 01/01/30 (c)	205		170,233
North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	90		90,408
North Carolina Medical Care Commission, Retirement Facilities (RB)
4.70%, 07/01/25 (c)	550		477,957
5.00%, 10/01/24 (c)	250		237,554
5.00%, 10/01/24 (c)	250		227,180
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	165		158,427
North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) (AGM) 5.00%, 07/01/26 (c)	385		335,909
North Carolina Medical Care Commission, Salemtowne Project (RB) 5.25%, 10/01/25 (c)	465		433,958
North Carolina Turnpike Authority, Triangle Expressway System (RB)
4.00%, 01/01/30 (c)	1,250		939,140
5.00%, 01/01/27 (c)	1,000		1,009,578
5.00%, 01/01/30 (c)	1,705		1,576,860
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	100		105,295

See Notes to Financial Statements

35

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
North Carolina (continued)
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	$12,975		$13,133,355
			21,158,121
North Dakota: 0.2%
City of Grand Forks, Altru Health System (RB) (AGM) 4.00%, 12/01/31 (c)	1,000		807,899
City of Williston, Eagle Crest Apartments LLC Project (RB)
6.25%, 09/01/23 (d) *	615		307,500
7.75%, 09/01/23 (c) (d) *	1,285		642,500
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 7.00%, 06/15/26 (c)	5,500		3,047,778
			4,805,677
Ohio: 3.7%
Akron Bath Copley Joint Township Hospital District, Summa Health System (RB)
5.25%, 11/15/26 (c)	3,000		2,854,087
5.25%, 11/15/26 (c)	500		489,239
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A (RB) 5.00%, 02/15/24 (c)	1,585		1,596,777
Buckeye Tobacco Settlement Financing Authority, Series B-2 (RB) 5.00%, 06/01/30 (c)	55,000		46,357,438
Cleveland Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project (RB) 5.00%, 12/01/28	900		907,784
Columbus-Franklin County Finance Authority, Ohio Dominican University Project (RB) (SBG) 6.50%, 03/01/25 (c)	3,900		2,966,698
County of Cuyahoga, Ohio Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	1,805		1,840,444
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
4.75%, 02/15/27 (c)	340		299,116
5.00%, 02/15/27 (c)	3,010		2,737,541
5.25%, 02/15/27 (c)	1,750		1,685,473
County of Lukas, Ohio Hospital, Promedica Healthcare, Series A (RB) (AGM) 5.25%, 11/15/28 (c)	1,500		1,040,075
	Par (000’s	)	Value
Ohio (continued)
County of Montgomery, Premier Health Partners Obligated Group, Series A (RB)
4.00%, 11/15/29 (c)	$3,940		$3,213,289
4.00%, 11/15/29 (c)	2,250		1,775,527
Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Project (RB)
5.00%, 02/15/23 (c)	1,000		864,772
5.00%, 02/15/23 (c)	490		463,946
5.00%, 02/15/23 (c)	5,030		4,262,616
Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB) 2.60%, 10/01/29 (c) (p)	1,500		1,294,643
Ohio Air Quality Development Authority, AMG Vanadium Project (RB) 5.00%, 07/01/29 (c)	10,565		8,920,696
Ohio Air Quality Development Authority, Duke Energy Corp. Project, Series B (RB) 4.25%, 06/01/27 (p)	1,000		976,794
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	5,500		4,900,954
Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB) 4.50%, 01/15/28 (c)	4,500		3,643,181
Ohio State, Portmouth Gateway Group, LLC Project (RB) 5.00%, 06/30/25 (c)	1,500		1,462,024
Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
5.00%, 12/01/24 (c)	245		221,867
5.00%, 12/01/24 (c)	250		213,093
5.50%, 12/01/24 (c)	70		65,354
5.75%, 12/01/22 (c)	710		711,434
6.00%, 12/01/22 (c)	1,070		1,072,356
			96,837,218
Oklahoma: 1.1%
Holdenville Public Works Authority, Series A (RB) 4.38%, 11/01/24 (c)	605		370,162
Norman Regional Hospital Authority (RB)
3.25%, 09/01/29 (c)	340		235,970
4.00%, 09/01/26 (c)	150		127,156
4.00%, 09/01/29 (c)	2,000		1,562,804
5.00%, 09/01/29 (c)	7,155		6,722,663

See Notes to Financial Statements

36

	Par (000’s	)	Value
Oklahoma (continued)
Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
5.00%, 12/01/22 (c)	$825		$495,000
5.00%, 04/01/23 (d) *	90		54,000
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/28 (c)	700		621,805
5.25%, 08/15/28 (c)	2,900		2,434,649
5.25%, 08/15/28 (c)	8,000		6,410,890
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB) (AGM)
5.50%, 08/15/28 (c)	1,300		1,065,099
5.50%, 08/15/28 (c)	1,435		1,151,873
Rogers County Industrial Development Authority (RB) 3.62%, 04/01/25 (c)	375		298,117
Tulsa County, Oklahoma Industrial Authority, Senior Living Community, Montereau, Inc. Project (RB) 5.25%, 11/15/25 (c)	2,050		1,955,176
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	4,455		4,439,913
Tulsa Municipal Airport Trust, American Airlines, Inc., Series B (RB) 5.50%, 06/01/23 (c)	2,100		2,103,666
			30,048,943
Oregon: 0.1%
Hospital Facilities Authority of Multnomah County Oregon (RB) (AGM)
4.00%, 12/01/28 (c)	1,000		820,777
4.00%, 12/01/28 (c)	2,000		1,524,565
Yamhill County Hospital Authority, Friendsview Retirement Community, Series A (RB) 5.00%, 11/15/24 (c)	1,000		807,427
			3,152,769
Pennsylvania: 3.7%
Allegheny County Airport Authority, Series A (RB) (AGM) 4.00%, 01/01/31 (c)	1,000		805,808
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27 (c)	2,000		1,715,425
5.00%, 05/01/27 (c)	250		234,761
5.00%, 05/01/28	1,000		967,711
5.00%, 05/01/28	785		757,233
5.00%, 05/01/28 (c)	250		232,343
5.38%, 05/01/28 (c)	4,000		3,543,282
	Par (000’s	)	Value
Pennsylvania (continued)
Berks County Industrial Development Authority, Tower Health Project (RB)
5.00%, 11/01/24	$500		$477,943
5.00%, 11/01/26	120		109,608
5.00%, 11/01/27 (c)	470		407,908
5.00%, 11/01/27 (c)	110		84,846
5.00%, 11/01/27 (c)	1,000		830,457
Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB) 5.00%, 11/21/22 (c)	1,000		699,679
Berks County Municipal Authority, Tower Health Project (RB) 4.00%, 11/01/27 (c)	3,425		1,955,936
Berks County Municipal Authority, Tower Health Project, Series A (RB)
5.00%, 02/01/27	1,000		903,628
5.00%, 02/01/30	860		726,368
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	6,000		5,367,709
Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 02/01/30 (c) (p)	670		560,555
Bucks County Industrial Development Authority Hospital (RB)
4.00%, 07/01/31 (c)	1,000		698,924
5.00%, 07/01/31 (c)	1,500		1,205,009
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB) 6.00%, 10/01/24 (c)	1,000		916,679
Chester County Health and Education Facilities Authority, Immaculata University Project (RB) 5.00%, 11/01/27 (c)	430		316,071
Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	440		378,911
Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
5.00%, 03/01/28 (c)	1,300		1,205,188
5.12%, 03/01/28 (c)	4,989		4,429,686
City of Philadelphia, Pennsylvania Water and Wastewater (RB) 4.00%, 10/01/26 (c)	1,000		994,360

See Notes to Financial Statements

37

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
City of Philadelphia, Series A (GO) 4.00%, 05/01/31 (c)	$1,000		$888,668
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) (AGM) 4.00%, 06/01/28 (c)	1,000		911,933
County of Albemarle, Industrial Development Authority Environmental Improvement, United States Steel Corp. Project (RB) 4.88%, 11/01/24	1,500		1,491,702
County of Cumberland, Diakon Lutheran Social Ministries (RB) 4.00%, 01/01/25 (c)	185		170,945
Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
6.00%, 06/01/26 (c)	345		332,017
6.00%, 06/01/26 (c)	440		434,444
Cumberland County Municipal Authority (RB) 5.00%, 01/01/25 (c)	3,000		2,601,590
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
5.00%, 10/15/27	500		489,698
6.25%, 10/15/28 (c)	3,200		3,085,536
Delaware County Authority, Eastern University (RB) 5.25%, 12/01/22 (c)	310		291,034
Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB) 5.12%, 06/01/26 (c)	395		346,259
Delaware River Port Authority, Port District Project (RB)
5.00%, 01/01/23 (c)	1,080		1,082,538
5.00%, 01/01/23 (c)	840		841,896
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC) 5.50%, 08/01/28	1,000		1,092,813
Erie Pennsylvania Higher Education Building Authority, Mercyhurst University Project (RB) 5.00%, 09/15/26 (c)	1,000		866,451
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project (RB) 5.00%, 12/01/25 (c)	215		162,502
	Par (000’s	)	Value
Pennsylvania (continued)
5.00%, 12/01/25 (c)	$500		$389,260
Lancaster County Hospital Authority, Brethren Village Project (RB) 5.12%, 07/01/27 (c)	1,000		902,707
Lancaster County Hospital Authority, St. Anne’s Retirement Community, Inc. Project (RB)
5.00%, 03/01/27 (c)	425		358,862
5.00%, 03/01/27 (c)	425		333,168
5.00%, 03/01/27 (c)	310		250,595
Lancaster County, Penn State Health (RB) 5.00%, 11/01/29 (c)	1,000		1,009,947
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	2,000		1,826,704
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
5.00%, 01/01/25 (c)	150		145,338
5.25%, 01/01/25 (c)	870		811,187
5.38%, 01/01/25 (c)	820		741,521
Moon Industrial Development Authority, Baptist Homes Society (RB)
5.62%, 07/01/25 (c)	300		274,156
5.75%, 07/01/25 (c)	2,000		1,744,897
6.00%, 07/01/25 (c)	590		488,623
Northampton County Industrial Development Authority, Morningstar Senior Living, Inc. Project (RB) 5.00%, 11/01/26 (c)	1,000		882,678
Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
6.50%, 12/01/28 (c) (d) *	3,040		1,155,200
6.75%, 12/01/28 (c) (d) *	6,470		2,458,600
Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
4.12%, 06/30/26 (c)	1,685		1,413,459
5.00%, 12/31/23	125		126,347
5.00%, 12/31/24	550		553,222
5.00%, 12/31/25	1,105		1,112,779
5.00%, 06/30/26 (c)	1,485		1,494,137
5.00%, 06/30/26 (c)	500		464,771
5.00%, 06/30/26 (c)	410		408,583
5.00%, 06/30/26 (c)	575		575,921

See Notes to Financial Statements

38

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
4.00%, 11/01/22 (c)	$425		$425,000
5.00%, 11/01/22 (c)	250		250,000
Pennsylvania Higher Educational Facilities Authority, La Salle University (RB)
5.00%, 12/01/22 (c)	1,915		1,669,073
5.00%, 12/01/22 (c)	1,000		835,533
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Series A (RB) 5.25%, 03/01/25 (c)	3,825		3,760,970
Pennsylvania Turnpike Commission, Turnpike Subordinate Bonds, Series A (RB) 3.00%, 12/01/30 (c)	1,000		701,414
Pennsylvania Turnpike Commission, Turnpike Subordinate Bonds, Series B (RB) 4.00%, 12/01/31 (c)	1,625		1,341,211
Philadelphia Authority for Industrial Development Multifamily Housing, University Square Apartments Project-Project Based Section 8 (RB) 5.00%, 12/01/26 (c)	1,000		919,820
Philadelphia Authority for Industrial Development, Alliance For Progress Chapter School, Inc. Project, Series A (RB) (AGM) 5.00%, 06/15/26 (c)	2,770		2,393,980
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,000		1,039,085
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
6.38%, 06/01/25 (c)	440		415,367
6.50%, 06/01/25 (c)	440		416,136
6.62%, 06/01/25 (c)	415		394,616
	Par (000’s	)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) 5.00%, 12/15/26 (c)	$355		$319,341
Philadelphia Authority for Industrial Development, Independence Charter School West Project (RB) (SAW) 4.00%, 12/15/26 (c)	350		322,279
Philadelphia Authority for Industrial Development, Performing Arts, String Theory Charter School Project (RB)
5.00%, 06/15/28 (c)	1,000		837,619
5.00%, 06/15/28 (c)	500		447,041
Philadelphia Authority for Industrial Development, Temple University (RB) 5.00%, 04/01/25 (c)	3,000		3,077,098
Philadelphia Authority for Industrial Development, Temple University, First Series (RB) 5.00%, 04/01/25 (c)	3,000		3,032,940
Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB) 5.00%, 07/01/27 (c)	735		665,032
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System (RB) 5.00%, 07/01/27 (c)	1,000		1,011,391
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Series A (RB)
5.00%, 07/01/27 (c)	220		223,379
5.00%, 07/01/27 (c)	1,240		1,263,800
School District of Philadelphia, Series A (GO) (AGM-CR FGIC ST AID WITHHLDG) 5.00%, 06/01/24	1,010		1,031,771
Scranton Pennsylvania (GO) 5.00%, 05/15/24 (c)	1,000		980,665
Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	250		234,240
Scranton-Lackawanna, Pennsylvania Health and Welfare Authority (RB) 5.00%, 06/01/26 (c)	1,500		1,372,356

See Notes to Financial Statements

39

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	$1,710		$1,594,525
Westmoreland County Industrial Development Authority, Excela Health Project, Series A (RB) 5.00%, 07/01/29	1,450		1,495,585
			98,009,983
Puerto Rico: 6.8%
Cofina Class 2 Trust (RB) (AMBAC) 0.00%, 08/01/47 ^	80		27,928
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
4.00%, 07/01/31 (c)	7,365		5,641,914
5.00%, 07/01/30	7,500		7,186,060
5.00%, 07/01/30 (c)	9,000		7,713,286
5.00%, 07/01/30 (c)	1,250		1,148,937
5.00%, 07/01/32 (c)	6,290		5,685,138
6.12%, 07/01/24	105		106,396
Puerto Rico Commonwealth, Series A-1 (GO)
4.00%, 07/01/31 (c)	12,010		9,165,041
4.00%, 07/01/31 (c)	12,000		8,741,517
Puerto Rico Commonwealth, Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/31 (c)	8,570		7,269,846
4.00%, 07/01/31 (c)	12,000		9,574,661
4.00%, 07/01/31 (c)	11,500		9,425,486
5.62%, 07/01/27	4,000		4,033,065
5.62%, 07/01/29	3,000		3,022,331
5.75%, 07/01/31	10,399		10,482,722
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Series A (RB) 6.62%, 12/01/22 (c)	100		103,564
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) (NATL) 5.00%, 01/01/23 (c)	20		19,169
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.01%, 07/01/24	5,772		5,306,708
4.50%, 07/01/25 (c)	5,000		4,545,700
5.00%, 07/01/28 (c)	26,070		22,419,890
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGC) 4.55%, 07/01/28 (c)	6,662		5,762,086
	Par (000’s	)	Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AMBAC) 4.75%, 07/01/28 (c)	$21,399		$17,901,308
Puerto Rico Sales Tax Financing Corp., Series A-2 (RB)
4.33%, 07/01/28 (c)	10,960		9,219,588
4.33%, 07/01/28 (c)	17,508		14,727,787
4.55%, 07/01/28 (c)	6,432		5,563,155
4.78%, 07/01/28 (c)	7,181		5,947,084
			180,740,367
Rhode Island: 0.3%
Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB)
5.00%, 09/01/26	100		98,801
5.00%, 09/01/26 (c)	3,750		3,185,328
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB) 5.00%, 09/01/26 (c)	500		453,227
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
5.00%, 05/15/26 (c)	690		650,402
5.00%, 05/15/26 (c)	1,000		984,334
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/25 (c)	1,650		1,603,687
Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/25 (c)	2,000		1,874,956
			8,850,735
South Carolina: 0.4%
Berkeley County, South Carolina Nexton Improvement District (SA) 4.38%, 11/01/29 (c)	800		599,423
South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
5.00%, 11/01/24 (c)	500		484,916
5.00%, 11/01/24 (c)	650		603,526
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
5.75%, 12/15/26 (c)	500		500,869
5.75%, 12/15/26 (c)	500		486,034
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes (RB) 5.00%, 04/01/25 (c)	5,000		4,041,093

See Notes to Financial Statements

40

	Par (000’s	)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Hopes, Series A (RB) (AGM) 5.00%, 04/01/24 (c)	$1,000		$804,065
South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	320		257,406
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	305		288,443
South Carolina Ports Authority (RB) 5.25%, 07/01/25 (c)	1,515		1,576,037
South Carolina Public Service Authority, Series A (RB) (BAM-TCRS) 4.00%, 12/01/30 (c)	1,000		885,880
			10,527,692
South Dakota: 0.2%
City of Sioux Falls, Dow Rummel Village Project (RB)
5.00%, 11/01/26 (c)	750		630,251
5.00%, 11/01/26 (c)	500		419,570
County of Lincoln, South Dakota Economic Development, Augustana College Association Project, Series A (RB)
4.00%, 08/01/31 (c)	1,100		761,165
4.00%, 08/01/31 (c)	1,550		1,113,636
South Dakota Health and Educational Facilities Authority (RB) 5.00%, 09/01/27 (c)	1,950		1,936,060
South Dakota Health and Educational Facilities Authority, Series B (RB) 5.00%, 11/01/24 (c)	1,000		948,619
			5,809,301
Tennessee: 0.7%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	740		437,207
Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
5.00%, 12/01/26 (c)	2,000		1,838,058
5.12%, 12/01/26 (c)	1,000		896,706
Chattanooga Health, Educational and Housing Facility Board, Series A-2 (RB) 5.00%, 08/01/29 (c)	310		296,050
	Par (000’s	)	Value
Tennessee (continued)
Chattanooga-Hamilton County Hospital, Erlanger Health System, Series A (RB) 5.00%, 10/01/24 (c)	$850		$808,469
Knox County Health Educational and Housing Facility Board (RB)
4.00%, 09/01/26 (c)	290		226,049
4.00%, 09/01/26 (c)	295		243,045
5.00%, 04/01/27 (c)	645		645,886
Shelby County, Tennessee Health, Educational and Housing Facility Board, The Farms at Bailey Station, Series A (RB)
5.50%, 10/01/25 (c)	250		221,978
5.75%, 10/01/25 (c)	1,595		1,361,576
5.75%, 10/01/25 (c)	5,755		4,705,713
Tennessee Energy Acquisition Corp., Series B (RB) 5.62%, 09/01/26	7,000		7,264,553
The Health, Educational and Housing Facility Board of the City of Chattanooga, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	200		174,053
			19,119,343
Texas: 5.4%
Angelina and Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Wastewater Treatment Facilities, Series A (RB) 7.50%, 06/01/28 (c)	1,500		1,106,573
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/27	280		280,996
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series B (RB)
5.00%, 01/01/26	715		703,363
5.00%, 01/01/27 (c)	500		462,209
Board of Managers, Joint Guadalupe County, City of Seguin Hospital (RB)
5.00%, 12/01/25 (c)	610		551,161
5.00%, 12/01/25 (c)	215		188,355
5.25%, 12/01/25 (c)	700		693,781
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SAW) 8.50%, 03/01/26 (c)	5,320		4,602,976

See Notes to Financial Statements

41

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Brazoria County Industrial Development Corp., Texas Solid Waste Disposal Facilities, Gladieux Recycling, LLC Project (RB) (SBG) 7.00%, 03/01/26 (c)	$1,850		$1,653,376
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/24 (c)	2,700		2,392,147
Central Texas Regional Mobility Authority, Subordinated Lien, Series G (RB)
4.00%, 01/01/30 (c)	5,690		4,449,116
4.00%, 01/01/30 (c)	1,500		1,230,811
Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	775		790,106
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series A (RB) 4.00%, 07/01/29 (c)	1,220		940,159
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
4.00%, 07/15/29 (c)	1,645		1,267,236
5.00%, 07/15/25 (c)	650		613,129
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27	3,140		3,122,894
5.00%, 07/15/28	2,000		1,980,379
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Technical Operations Center Project (RB) 5.00%, 07/15/28	1,000		990,189
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal E Project (RB) 4.75%, 07/01/24	3,010		2,997,022
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-1 (RB) 5.00%, 07/15/25 (c)	2,600		2,563,898
City of Houston, Texas Airport System, Series A (RB) 4.00%, 07/01/31 (c)	1,600		1,315,421
	Par (000’s	)	Value
Texas (continued)
City of Justin, Timberbrook Public Improvement District No. 1 Project (SA) 4.00%, 09/01/31 (c)	$1,000		$749,091
City of Liberty, Butler Farms Public Improvement District Project (SA) 4.00%, 09/01/32 (c)	1,000		752,282
City of New Braunfels, Utility System (RB) 4.00%, 07/01/28 (c)	5		4,293
Clifton Higher Education Finance Corp., Series A (RB)
5.12%, 08/15/25 (c)	730		716,407
5.50%, 08/15/25 (c)	610		605,525
Clifton Higher Education Finance Corp., Series D (RB)
5.75%, 08/15/25 (c)	500		503,782
6.00%, 08/15/25 (c)	500		505,171
Conroe Local Government Corp., Conroe Convention Center Hotel, Series A (RB) 4.00%, 10/01/31 (c)	2,035		1,487,706
Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	850		815,763
El Paso County Hospital District (GO) 5.00%, 08/15/23 (c)	4,680		4,683,527
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 12/01/22 (c)	2,265		2,215,395
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL)
0.00%, 11/15/23 ^	250		238,438
0.00%, 11/15/23 ^	675		651,226
0.00%, 11/15/27 ^	590		461,950
0.00%, 11/15/31 (c) ^	120		58,049
0.00%, 11/15/31 (c) ^	145		53,892
0.00%, 11/15/31 (c) ^	170		59,051
0.01%, 11/15/25	495		428,822
0.01%, 11/15/29	1,405		992,140
0.01%, 11/15/30	115		77,014
0.01%, 11/15/31 (c)	350		148,790
0.01%, 11/15/31 (c)	1,140		369,508
0.01%, 11/15/31 (c)	705		417,688
Harris County, Houston Sports Authority, Third Lien, Series A-3 (RB) (NATL)
0.00%, 11/15/24 (c) ^	100		59,943
0.00%, 11/15/24 (c) ^	335		157,583
Love Field Airport Modernization Corp., Southwest Airlines Co. (RB) 5.00%, 12/01/22 (c)	3,000		3,001,880

See Notes to Financial Statements

42

	Par (000’s	)	Value
Texas (continued)
Lower Colorado River Authority (RB) 5.00%, 05/15/23 (c)	$2,000		$2,012,636
Matagorda County Navigation District No. 1, Series A (RB) (AMBAC) 4.40%, 05/01/30	1,035		1,015,770
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL)
5.12%, 02/15/24 (c) (d) *	700		581,000
5.12%, 02/15/24 (c) (d) *	2,680		2,224,400
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 11/21/22 (c)	11,500		10,844,367
Montgomery County Toll Road Authority (RB) 5.00%, 09/15/25 (c)	1,000		940,520
New Hope Cultural Education Facilities Finance Corp., 4-K Housing, Inc. Stoney Brook Project, Series B (RB) 5.00%, 07/01/25 (c)	235		105,750
New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series C (RB) 5.50%, 07/01/26 (c)	1,595		797,500
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	230		183,358
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	190		189,905
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project (RB) (SAW) 6.25%, 01/01/23 (c)	100		100,452
New Hope Cultural Education Facilities Finance Corp., MRC Senior Living - The Langford Project, Series A (RB)
5.38%, 11/15/26 (c)	975		841,064
5.50%, 11/15/26 (c)	750		608,880
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/24	115		97,750
5.00%, 07/01/25 (c)	100		85,000
5.00%, 07/01/25 (c)	440		374,000
	Par (000’s	)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project (RB) 5.25%, 10/01/25 (c)	$200		$164,050
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Series A-1 (RB)
5.00%, 12/01/26 (c)	2,045		1,701,574
5.00%, 12/01/26 (c)	1,000		815,965
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1 (RB) 5.50%, 01/01/28 (c)	8,045		5,964,582
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. Project (RB)
5.00%, 01/01/26 (c)	250		174,221
5.00%, 01/01/26 (c)	250		178,809
North East Texas Regional Mobility Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,050		952,143
North East Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/26 (c)	400		366,316
Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	2,825		2,612,668
Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A (RB) 2.75%, 07/01/23 (c)	1,955		1,331,924
Port Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A (RB) (BAM) 3.62%, 12/01/22 (c)	2,095		1,619,116
Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
5.00%, 08/15/26 (c)	400		365,614
5.00%, 08/15/26 (c)	400		341,986
Reagan Hospital District, Series A (GO) 5.12%, 02/01/24 (c)	1,000		1,006,528
San Antonio Education Facilities Corp., University of Incarnate Word Project, Series A (RB) 4.00%, 04/01/31 (c)	1,000		730,422

See Notes to Financial Statements

43

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 12/01/22 (c) (d) *	$9,900		$2,475,000
Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/24 (c)	125		113,777
Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB) 6.38%, 02/15/27 (c) (d) *	535		347,750
Tarrant County Cultural Education Facilities Finance Corp., Trinity Terrace Project, Series A-1 (RB) 5.00%, 10/01/24 (c)	2,090		1,939,686
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/29	1,375		1,392,986
5.00%, 12/15/31	1,670		1,679,850
5.00%, 12/15/32	2,120		2,122,264
Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/28	925		937,655
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
5.00%, 12/31/25 (c)	230		226,192
5.00%, 12/31/25 (c)	250		233,676
5.00%, 12/31/25 (c)	460		439,461
Texas Private Activity Bond Surface Transportation Corp., Managed Lanes Project, Series A (RB)
4.00%, 12/31/30 (c)	1,700		1,453,201
4.00%, 12/31/30 (c)	3,175		2,736,914
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
5.00%, 06/30/29 (c)	10,120		9,043,897
6.75%, 09/01/23 (c)	5,000		5,089,065
7.00%, 09/01/23 (c)	515		525,845
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB)
4.00%, 12/31/29 (c)	500		430,632
5.00%, 12/31/29 (c)	1,300		1,277,160
	Par (000’s	)	Value
Texas (continued)
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
5.00%, 08/15/24 (c)	$1,500		$1,505,101
5.00%, 08/15/24 (c)	850		857,724
5.00%, 08/15/24 (c)	7,360		7,409,883
5.00%, 08/15/24 (c)	600		606,641
Town of Westlake, Solana Public Improvement District (SA)
6.12%, 09/01/25 (c)	1,000		950,970
6.25%, 09/01/25 (c)	1,000		930,879
6.38%, 09/01/25 (c)	1,000		927,153
Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 12/01/24 (c) (d) *	4,980		3,000,450
			143,092,295
Utah: 0.5%
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2 (SA) 4.00%, 08/01/31 (c)	5,000		3,564,065
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area, Series A (SA)
4.50%, 08/01/30 (c)	2,500		2,160,312
5.00%, 08/01/30 (c)	4,000		3,394,512
Military Installation Development Authority, Utah Tax Allocation, Series A-1 (RB) 4.00%, 09/01/26 (c)	1,250		865,184
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
5.25%, 06/15/27 (c)	1,500		1,387,273
5.38%, 06/15/27 (c)	2,195		1,915,763
			13,287,109
Vermont: 0.0%
Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) (FHLMC COLL) 4.00%, 05/01/28 (c)	500		389,722
Virgin Islands: 0.7%
Matching Fund Special Purpose Securitization Corp., Virgin Island, Series A (RB)
5.00%, 10/01/30	1,500		1,518,611
5.00%, 10/01/32 (c)	6,750		6,655,765
5.00%, 10/01/32	2,210		2,226,578
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (NATL) 4.25%, 12/01/22 (c)	720		727,437

See Notes to Financial Statements

44

	Par (000’s	)	Value
Virgin Islands (continued)
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
4.50%, 10/01/24 (c)	$550		$435,114
5.00%, 10/01/24 (c)	4,250		3,744,713
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes, Series C (RB) 5.00%, 10/01/24 (c)	1,000		940,855
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 12/01/22 (c)	170		156,580
5.00%, 12/01/22 (c)	330		323,869
5.00%, 12/01/22 (c)	65		62,455
5.00%, 12/01/22 (c)	1,070		998,375
5.00%, 12/01/22 (c)	1,170		1,107,216
			18,897,568
Virginia: 1.8%
Albemarle County, Virginia Economic Development Authority, Series A (RB) 5.00%, 01/01/23 (c)	1,345		1,348,642
Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c) (d) *	250		140,669
Cherry Hill Community Development Authority, Potomac Shores Project (SA)
5.15%, 03/01/25 (c)	200		190,847
5.40%, 03/01/25 (c)	495		460,977
Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
5.00%, 11/01/23	1,000		1,011,333
5.00%, 07/01/26 (c)	1,025		1,030,219
5.00%, 07/01/26 (c)	6,000		6,041,253
City of Chesapeake, Chesapeake Transportation System, Series A (RB) 5.00%, 12/01/22 (c)	380		380,147
City of Hopewell, Sewer System, Series A (RB) 5.00%, 12/01/22 (c)	240		233,846
Farms New Kent Community Development Authority, Series A (SA) 3.75%, 03/01/31 (c)	4,570		4,058,112
Farmville Industrial Development Authority, Educational Facilities, Longwood University Student Housing Projects, Series A (RB)
5.00%, 07/01/30 (c)	1,500		1,321,898
5.00%, 07/01/30 (c)	1,000		854,198
	Par (000’s	)	Value
Virginia (continued)
Hampton Roads Transportation Accountability Commission (RB) 5.00%, 07/01/26	$1,395		$1,464,143
Norfolk Redevelopment & Housing Authority, Fort Norfolk Retirement Community, Series A (RB) 5.00%, 01/01/24 (c)	1,000		949,023
Peninsula Town Center Community Development Authority (RB)
5.00%, 09/01/27 (c)	500		446,374
5.00%, 09/01/27 (c)	2,760		2,355,701
Riverside County Transportation Commission, Series A (RB) 5.38%, 09/01/26 (c)	3,500		2,314,574
Roanoke County Economic Development Authority, Series B (RB) 4.62%, 09/01/29 (c) (d) (p) *	1,000		814,415
Roanoke Economic Development Authority, Residential Care Facility (RB) 5.00%, 09/01/27 (c)	500		345,430
Virginia College Building Authority, Marymount University Project, Series A (RB)
5.00%, 07/01/25 (c)	2,500		2,233,725
5.00%, 07/01/25 (c)	1,000		951,093
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	2,300		2,300,393
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO, LLC Project (RB) 3.00%, 01/01/32 (c)	2,000		1,396,964
Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
4.00%, 01/01/32 (c)	1,000		818,736
4.00%, 01/01/32 (c)	3,925		2,983,527
4.00%, 01/01/32 (c)	1,250		1,039,592
4.00%, 01/01/32 (c)	1,000		815,880
5.00%, 01/01/32 (c)	500		502,936
Virginia Small Business Financing Authority, Senior Lien I-495 Hot Lanes Project (RB) 5.00%, 12/31/32 (c)	2,000		1,905,943

See Notes to Financial Statements

45

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Virginia (continued)
Virginia Small Business Financing Authority, Senior Lien Transform 66 P3 Project (RB) 5.00%, 06/30/27 (c)	$3,000		$2,706,077
Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/38 (c) (p)	4,000		3,559,779
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 09/02/25 (p)	1,000		912,240
			47,888,686
Washington: 1.3%
Kalispel Tribe Indians Priority, Series A (RB)
5.00%, 01/01/28 (c)	250		258,088
5.25%, 01/01/28 (c)	250		258,615
King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB)
5.75%, 12/01/25 (c)	500		501,157
6.00%, 12/01/25 (c)	500		502,130
6.25%, 12/01/25 (c)	250		251,527
Washington Health Care Facilities Authority, CommonSpirit Health, Series A-1 (RB) 4.00%, 08/01/29 (c)	100		80,752
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	205		205,667
Washington State Convention Center Public Facilities District, Series B (RB)
3.00%, 07/01/31 (c)	1,000		777,420
3.00%, 07/01/31 (c)	2,500		1,363,830
3.00%, 07/01/31 (c)	3,000		1,782,987
3.00%, 07/01/31 (c)	4,400		2,400,342
4.00%, 07/01/31 (c)	3,745		2,794,581
4.00%, 07/01/31 (c)	5,945		4,227,532
Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
5.00%, 07/01/24 (c)	2,000		1,544,350
5.00%, 07/01/24 (c)	150		127,873
Washington State Housing Finance Commission, Eliseo Project, Series A (RB) 4.00%, 01/01/28 (c)	1,000		761,546
	Par (000’s	)	Value
Washington (continued)
Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
5.00%, 01/01/25 (c)	$2,495		$1,906,911
5.00%, 01/01/25 (c)	825		709,349
Washington State Housing Finance Commission, Transforming Age Projects, Series A (RB) 5.00%, 07/01/26 (c)	7,000		5,218,087
Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
5.00%, 07/01/26 (c)	1,250		992,630
5.00%, 07/01/26 (c)	500		407,380
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	6,700		5,793,208
Washington State, Convention Center Public Facilities District, Series B (RB) (AGM) 4.00%, 07/01/31 (c)	1,000		914,075
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 3.75%, 07/01/26	115		107,780
			33,887,817
West Virginia: 0.5%
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA)
3.00%, 12/01/22 (c)	140		133,716
4.00%, 12/01/22 (c)	760		661,660
Harrison County Building Commission, General Services Administration Building Project (RB)
3.12%, 10/01/27 (c)	700		446,121
3.25%, 10/01/27 (c)	820		510,931
3.50%, 10/01/27 (c)	1,000		782,601
Monongalia County Commission Excise Tax District, Series A (RB) 4.12%, 06/01/31 (c)	2,500		2,068,740
West Virginia Economic Development Authority, Arch Resources Project (RB) 5.00%, 07/01/25 (c) (p)	5,000		4,940,885
West Virginia Economic Development Authority, Arch Resources Project (RB) (SAW) 4.12%, 07/01/25 (c) (p)	2,350		2,269,102

See Notes to Financial Statements

46

	Par (000’s	)	Value
West Virginia (continued)
West Virginia Hospital finance Authority, Cabell Huntington Hospital, Series A (RB) 5.00%, 01/01/29 (c)	$1,000		$929,944
			12,743,700
Wisconsin: 2.4%
Public Finance Authority Educational Facilities, Charter Day School, Inc. Project, Series A (RB) 5.00%, 12/01/27 (c)	2,500		2,071,209
Public Finance Authority Health Care Facilities, Appalachian Regional Healthcare System, Series A (RB) 4.00%, 01/01/31 (c)	1,100		845,476
Public Finance Authority Hospital, Carson Valley Medical Center, Series A (RB) (SAW) 4.00%, 12/01/31 (c)	5,250		3,814,619
Public Finance Authority, American Preparatory Academy, Series A (RB) 5.38%, 07/15/27 (c)	1,000		921,126
Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.12%, 06/01/26 (c)	250		217,168
Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
5.00%, 02/01/26 (c)	495		451,422
5.12%, 02/01/26 (c)	500		433,672
Public Finance Authority, Corvian Community School Project, Series A (RB)
4.25%, 06/15/24 (c)	460		423,860
5.00%, 06/15/26 (c)	500		437,800
5.00%, 06/15/26 (c)	500		408,305
Public Finance Authority, Educational Facilities, Charter Day School, Inc. Project (RB)
5.00%, 12/01/27 (c)	500		430,382
5.00%, 12/01/27 (c)	1,390		1,288,965
Public Finance Authority, Educational Facilities, Lake Erie College Project, Series A (RB) 5.88%, 10/01/29 (c)	1,000		756,934
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Series A (RB)
5.00%, 02/01/32 (c)	3,500		2,873,419
5.75%, 02/01/32 (c)	1,000		844,733
	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Healthcare Facility Expansion, Church Home of Hartford, Inc. Project, Series A (RB)
5.00%, 09/01/24 (c)	$1,500		$1,304,930
5.00%, 09/01/25	75		73,793
Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	1,500		1,343,803
Public Finance Authority, Living Community First Mortgage (RB)
4.25%, 05/01/27 (c)	415		362,342
5.00%, 03/01/28 (c)	1,250		1,112,083
Public Finance Authority, Lombard Conference and Hotel Center, Second-Tier (RB) (ACA) 3.75%, 03/15/28 (c) (d) *	890		409,077
Public Finance Authority, Maryland Proton Treatment Center, Series A-1 (RB) 6.25%, 01/01/28 (c)	500		307,500
Public Finance Authority, McLemore Hotel & Conference Center, Series A (RB) 4.50%, 06/01/28 (c)	4,000		2,688,976
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 5.00%, 06/15/26 (c)	1,000		819,269
Public Finance Authority, Penick Village (RB)
4.00%, 09/01/26 (c)	425		367,320
5.00%, 09/01/26 (c)	500		408,814
5.00%, 09/01/26 (c)	500		375,772
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.20%, 12/01/27 (c)	1,555		1,565,525
Public Finance Authority, Rider University Project, Series A (RB) 4.50%, 01/01/31 (c)	2,920		2,204,156
Public Finance Authority, Roseman University of Health Sciences Project (RB)
4.00%, 04/01/32 (c)	1,250		846,073
5.88%, 04/01/25 (c)	1,000		963,197
Public Finance Authority, Sky Harbour Capital LLC, Aviation Facilities Project (RB)
4.00%, 07/01/31 (c)	500		353,904
4.00%, 09/01/31 (c)	1,500		1,029,666
4.25%, 07/01/31 (c)	1,765		1,152,506

See Notes to Financial Statements

47

VANECK HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, The Foundation of the University of North Carolina, Inc., Series A (RB) 4.00%, 09/01/31 (c)	$1,060		$705,982
Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	300		303,390
Public Finance Authority, Trinity Regional Hospital Sachse, Series A-1 (RB) 7.38%, 01/01/30 (c)	4,265		3,391,632
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
5.00%, 10/01/29 (c)	2,000		1,844,193
5.00%, 10/01/29 (c)	1,950		1,727,405
Public Finance Authority, University of North Carolina at Charlotte Inc., Series A (RB) 4.00%, 09/01/31 (c)	1,000		765,538
Public Finance Authority, Wisconsin Senior Airport Facilities, Series B (RB) 5.00%, 12/01/22 (c)	7,000		6,570,252
Public Finance Authority, Wonderful Foundation Charter School Portfolio Project, Series A-1 (RB)
5.00%, 01/01/31 (c)	1,555		1,095,824
5.00%, 07/01/30 (c)	5,545		3,924,912
Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	750		699,089
	Par (000’s	)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series A-1 (RB) (SAW) 4.00%, 07/01/23 (c)	$105		$80,613
Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc. Project, Series B (RB) 4.38%, 07/01/23 (c)	850		612,528
Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB)
5.25%, 02/01/23 (c)	1,150		1,146,687
5.38%, 02/01/23 (c)	1,200		1,199,952
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System, Inc., Series A (RB)
5.00%, 11/01/26 (c)	500		387,463
5.00%, 11/01/26 (c)	1,950		1,664,229
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc., (RB) 4.00%, 12/15/29 (c)	260		214,576
Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.12%, 02/01/23 (c)	3,950		3,930,454
			64,172,515
Total Municipal Bonds: 97.7% (Cost: $3,062,065,530)			2,591,233,561
Other assets less liabilities: 2.3%			61,393,060
NET ASSETS: 100.0%			$2,652,626,621

See Notes to Financial Statements

48

Definitions:

ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
(d)	Security in default

Summary of Investments by Sector	% of Investments	Value
Airport	2.4%	$63,233,036
Education	8.8	228,077,287
Health	7.7	200,495,242
Hospitals	10.7	277,866,561
Industrial Development Revenue	13.0	336,303,137
Leasing COPS & Appropriations	3.7	94,633,432
Local GO	9.7	251,413,486
Misc	2.4	62,947,668
Multi-Family Housing	3.5	89,361,087
Pollution Control	0.5	12,576,770
Power	2.2	56,474,710
Refunded	0.8	21,257,674
State GO	6.1	157,794,655
Tax	12.2	316,067,677
Tobacco	6.0	155,021,369
Toll & Turnpike	3.4	87,452,331
Transportation	2.0	52,582,469
Unassigned	0.3	8,918,842
Utilities - Other	3.0	78,118,571
Water & Sewer	1.6	40,637,557
	100.0%	$2,591,233,561

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$2,591,233,561	$—	$2,591,233,561

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

49

VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 96.8%
Arizona: 1.6%
Arizona Industrial Development Authority, Educational Facility, KIPP NYC Public Charter Schools - Macombs Facility Project, Series A (RB) 4.00%, 07/01/31 (c)	$400		$286,251
California: 29.8%
California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 3.00%, 03/01/26 (c)	275		201,835
California Health Facilities Financing Authority, Sutter Health, Series A (RB) 4.00%, 11/15/27 (c)	300		265,543
California Statewide Communities Development Authority, Cottage Health System Obligated Group (RB) 5.00%, 11/01/24 (c)	300		310,036
City of Los Angeles Department of Airports, Series A (RB) 5.00%, 05/15/31	475		459,252
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/25 (c)	250		260,955
Los Angeles Unified School District, Series A (GO) 5.00%, 07/01/25 (c)	250		260,612
Orange County Local Transportation Authority, Measure M2 Sales Tax (RB) 5.00%, 02/15/23	250		251,366
San Francisco City & County, International Airport, Series E (RB) 5.00%, 05/01/29 (c)	370		374,910
State of California, Various Purpose (GO)
5.00%, 10/01/28 (c)	500		543,827
5.00%, 02/01/25 (c)	410		425,114
5.00%, 04/01/27	250		267,243
5.00%, 08/01/27	300		322,053
State of California, Various Purpose (GO) (SAW) 5.00%, 12/01/30 (c)	250		260,942
University of California, Series BB (RB) 5.00%, 05/15/29 (c)	250		258,619
University of California, Series BH (RB) 4.00%, 05/15/31 (c)	280		257,018
	Par (000’s	)	Value
California (continued)
Val Verde Unified School District, Series A (GO) (BAM) 2.75%, 08/01/28 (c)	$720		$452,140
			5,171,465
Connecticut: 2.9%
State of Connecticut, Series A (GO) 4.00%, 04/15/28 (c)	250		237,872
State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 10/01/26	250		265,021
			502,893
Hawaii: 3.0%
City and County of Honolulu, Wastewater System, Series A (RB) 4.00%, 07/01/26 (c)	510		513,174
Massachusetts: 8.3%
City of Boston, Series A (GO) 5.00%, 11/01/32 (c)	500		561,160
Commonwealth of Massachusetts Federal Highway Grant Anticipation Notes, Series A (RB) 5.00%, 06/15/24 (c)	250		256,637
Commonwealth of Massachusetts, Series B (GO) 5.00%, 11/01/24	360		372,397
Massachusetts Development Finance Agency, Mass General Brigham Issue, Series A-2 (RB) (SAW) 5.00%, 07/01/23	255		257,509
			1,447,703
Nevada: 1.5%
Truckee Meadows Water Authority (RB) 5.00%, 07/01/23	250		253,052
New York: 32.5%
City of New York, Series B-1 (GO) 5.00%, 10/01/27 (c)	250		257,263
Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/26 (c)	500		507,498
Long Island Power Authority, Electric System, Series C (RB) 5.25%, 09/01/29	255		281,586
Metropolitan Transportation Authority, Series B (RB)
4.25%, 12/01/22 (c)	330		278,509
4.25%, 12/01/22 (c)	350		304,555
Nassau County Interim Finance Authority, Public Benefit Corp., Series A (RB) 5.00%, 11/15/24	250		258,815

See Notes to Financial Statements

50

	Par (000’s)	Value
New York (continued)
New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB) 5.00%, 12/15/22 (c)	$255	$255,383
New York City Municipal Water Finance Authority, Water & Sewer System, Series GG (RB) 5.00%, 06/15/25 (c)	400	408,474
New York City Transitional Finance Authority Future Tax, Series B-1 (RB) 5.00%, 08/01/24 (c)	300	306,294
New York City Transitional Finance Authority Future Tax, Series E-1 (RB) 5.00%, 02/01/25 (c)	250	253,318
New York State Dormitory Authority, New School, Series A (RB) 5.00%, 01/01/27 (c)	250	257,638
New York State Dormitory Authority, Personal Income Tax, Series A (RB) 5.00%, 03/15/25 (c)	250	258,260
New York State Dormitory Authority, Series A (RB) 5.00%, 03/15/27 (c)	275	282,480
New York State Thruway Authority, Personal Income Tax, Series A-1 (RB) 4.00%, 03/15/31 (c)	275	238,413
New York State Urban Development Corp., Personal Income Tax, Series A (RB) 5.00%, 09/15/30 (c)	250	257,446
Port Authority of New York & New Jersey (RB) 5.00%, 11/15/27 (c)	500	473,066
Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnel, Series A (RB)
4.00%, 11/15/31 (c)	250	214,667
5.00%, 11/15/28	500	543,678
		5,637,343
	Par (000’s)	Value
North Carolina: 1.6%
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	$265	$271,170
Ohio: 3.6%
Franklin County, Ohio Hospital Facilities (RB) 5.00%, 05/15/23 (c)	375	378,612
Ohio Turnpike & Infrastructure Commission, Series A (RB) 5.25%, 02/15/23 (c)	250	251,502
		630,114
Oregon: 1.5%
Oregon State, Department of Administrative Services, State Lottery, Series D (RB) 5.00%, 04/01/25 (c)	250	259,405
Pennsylvania: 3.3%
Commonwealth of Pennsylvania (GO) 5.00%, 03/15/23	250	251,682
Pennsylvania Turnpike Commission, Series B (RB) 5.00%, 06/01/31 (c)	330	317,531
		569,213
Washington: 5.9%
King County, Public Hospital District No 1 (GO) 5.00%, 12/01/26 (c)	250	257,030
King County, Washington Unlimited Tax (GO) 5.00%, 12/01/22	250	250,379
Port of Seattle, Firs Lien 5.00%, 09/01/24	250	256,140
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/24 (c)	250	255,410
		1,018,959
Wisconsin: 1.3%
Wisconsin Health & Educational Facilities Authority, Aspipus, Inc. (RB) 4.00%, 08/15/23 (c)	250	227,880
Total Municipal Bonds: 96.8% (Cost: $18,935,132)		16,788,622
Other assets less liabilities: 3.2%		557,941
NET ASSETS: 100.0%		$17,346,563

Definitions:

BAM	Build America Assurance Co.
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer

See Notes to Financial Statements

51

VANECK HIP SUSTAINABLE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Airport	5.0%	$834,162
Education	6.3	1,059,526
Hospitals	7.3	1,223,937
Leasing COPS & Appropriations	1.5	256,637
Local GO	12.1	2,038,585
Misc	1.6	259,405
Power	4.7	789,084
Refunded	5.7	949,603
State GO	17.5	2,936,538
Tax	18.6	3,129,758
Toll & Turnpike	3.4	569,033
Transportation	7.8	1,312,271
Water & Sewer	8.5	1,430,083
	100.0%	$16,788,622

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$16,788,622	$—	$16,788,622

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

52

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.5%
Alabama: 1.0%
Alabama Public School and College Authority, Series A (RB)
4.00%, 11/01/30 (c)	$2,000		$1,945,652
5.00%, 11/01/30 (c)	525		577,163
5.00%, 11/01/30 (c)	1,500		1,637,495
5.00%, 11/01/30 (c)	1,750		1,895,321
5.00%, 11/01/30 (c)	2,015		2,166,989
Black Belt Energy Gas District, Series A (RB) 4.00%, 12/01/31 (c) (p)	5,000		4,612,722
Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	860		740,848
County of Jefferson (RB)
5.00%, 03/15/27 (c)	800		848,453
5.00%, 03/15/27 (c)	525		556,103
5.00%, 03/15/27 (c)	100		104,661
UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	150		155,282
University of Alabama, Board of Trustee, Series A (RB)
3.00%, 07/01/29 (c)	415		335,383
4.00%, 07/01/29 (c)	820		803,248
			16,379,320
Alaska: 0.2%
Alaska Housing Finance Corp., Series A (RB)
4.00%, 06/01/27 (c)	900		906,576
4.00%, 06/01/27 (c)	125		126,410
5.00%, 06/01/27 (c)	590		620,255
Alaska Housing Finance Corp., Series B (RB) 2.15%, 12/01/30 (c)	1,040		755,506
State of Alaska, International Airports System, Series A (RB) 5.00%, 10/01/25 (c)	305		313,002
State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	635		644,941
State of Alaska, Series B (GO) 5.00%, 08/01/25 (c)	250		260,537
			3,627,227
Arizona: 1.0%
Arizona Transportation Board, Highway (RB)
5.00%, 07/01/26 (c)	835		880,500
5.00%, 07/01/26 (c)	1,050		1,104,256
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
5.00%, 07/01/26 (c)	620		654,222
5.00%, 07/01/26 (c)	860		905,043
5.00%, 07/01/26 (c)	120		125,864
5.00%, 07/01/26 (c)	150		156,595
	Par (000’s	)	Value
Arizona (continued)
City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series A (RB) 5.00%, 07/01/31 (c)	$800		$866,706
City of Phoenix Civic Improvement Corp., Junior Lien Water System, Series A (RB) 5.00%, 07/01/31 (c)	1,000		1,066,595
City of Phoenix Civic Improvement Corp., Rental Car Facility Charge, Series A (RB)
5.00%, 07/01/29 (c)	1,000		1,052,051
5.00%, 07/01/29 (c)	1,275		1,329,323
City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
5.00%, 07/01/27 (c)	100		104,651
5.00%, 07/01/27 (c)	250		259,687
5.00%, 07/01/27 (c)	250		263,089
City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB)
5.00%, 07/01/27 (c)	550		566,469
5.00%, 07/01/27 (c)	120		125,946
Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
3.12%, 01/01/27 (c)	20		17,718
5.00%, 01/01/27 (c)	605		611,775
5.00%, 01/01/29	710		762,867
Maricopa County Special Health Care District, Series C (GO) 5.00%, 07/01/27	295		314,776
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series A (RB) 2.40%, 12/01/31 (c)	1,150		842,198
Maricopa County, Arizona Pollution Control, Southern California Edison Company, Series B (RB) 2.40%, 12/01/31 (c)	1,500		1,098,519
Salt River Project Agricultural Improvement and Power District, Series A (RB)
5.00%, 01/01/28 (c)	250		265,083
5.00%, 01/01/28 (c)	2,380		2,544,815
Salt Verde Financial Corp. (RB) 5.00%, 12/01/37	1,000		986,802
			16,905,550

See Notes to Financial Statements

53

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Arkansas: 0.1%
City of Fayetteville, Sales and Use Tax Capital Improvements, Series A (RB) 2.00%, 11/01/26 (c)	$305		$296,039
City of Fort Worth, Water and Sewer Construction (RB) 5.00%, 10/01/28 (c)	280		291,544
City of Rogers, Sales and Use Tax, Series B (RB) 5.00%, 11/01/26 (c)	1,000		1,044,117
Little Rock School District of Pulaski County, Series A (GO) (AGM) 2.00%, 02/01/27 (c)	1,000		677,968
			2,309,668
California: 16.0%
Anaheim Housing and Public Improvements, Electric Utility Distribution System Improvements, Series A (RB) 5.00%, 10/01/27 (c)	1,000		1,056,046
Bay Area Toll Authority, Series S-7 (RB)
3.25%, 04/01/27 (c)	1,270		1,076,140
4.00%, 04/01/27 (c)	1,735		1,741,600
California Community Choice, Financing Authority Clean Energy Project, Series B-1 (RB) 4.00%, 08/01/31 (c) (p)	3,500		3,267,422
California Health Facilities Financial Authority, Series A (RB) 3.75%, 12/01/22 (c)	1,100		1,025,550
California Health Facilities Financial Authority, Series C (RB) 5.00%, 11/01/29 (p)	2,000		2,186,751
California Health Facilities Financing Authority, Cedars- Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	310		325,035
California Health Facilities Financing Authority, Cedars- Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	400		334,535
California Health Facilities Financing Authority, CommonSpirit Health, Series A (RB)
4.00%, 04/01/30 (c)	450		396,550
4.00%, 04/01/30 (c)	1,060		929,478
4.00%, 04/01/30 (c)	500		431,194
California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	750		794,640
	Par (000’s	)	Value
California (continued)
California Health Facilities Financing Authority, Sutter Health, Series A (RB)
5.00%, 11/15/27 (c)	$1,575		$1,619,133
5.00%, 11/15/27 (c)	150		154,402
5.00%, 11/15/27 (c)	450		466,801
California Housing Finance Agency, Series A (RB) 3.50%, 11/20/35	1,223		1,046,114
California Housing Finance Agency, Series A (RB) (FHLMC COLL) 3.75%, 03/25/35	1,976		1,832,913
California Infrastructure and Economic Development Bank, Clean Water State (RB)
5.00%, 04/01/26 (c)	55		58,207
5.00%, 04/01/27 (c)	170		180,907
California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	840		864,002
California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB) 5.25%, 11/01/26 (c)	2,000		1,986,354
California Palomar Health, Series B (GO) 4.00%, 08/01/26 (c)	1,000		933,494
California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
3.00%, 09/01/27 (c)	360		315,687
3.00%, 09/01/27 (c)	500		449,201
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 10/01/27 (c)	340		365,323
5.00%, 10/01/27 (c)	1,835		1,973,236
California State Public Works Board, Various Capital Projects, Series C (RB)
4.00%, 11/01/26 (c)	425		426,031
5.00%, 11/01/26 (c)	30		31,864
5.00%, 11/01/26 (c)	45		47,765
5.00%, 11/01/26 (c)	30		31,804
California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	400		424,250
California State Public Works Board, Various Correctional Facilities, Series C (RB) 5.00%, 11/01/28 (c)	950		1,032,960

See Notes to Financial Statements

54

	Par (000’s	)	Value
California (continued)
California State Public Works Board, Various Judicial Council Project, Series A (RB)
5.00%, 03/01/23 (c)	$1,000		$1,004,592
5.00%, 03/01/23 (c)	1,000		1,005,255
California State University, Series A (RB)
5.00%, 11/01/25 (c)	35		36,714
5.00%, 05/01/26 (c)	1,510		1,595,600
5.00%, 05/01/26 (c)	160		169,295
5.00%, 05/01/27 (c)	225		237,844
5.00%, 05/01/27 (c)	510		542,733
California Statewide Communities Development Authority, Front Porch Communities and Services, Series A (RB)
3.00%, 04/01/31 (c)	1,000		778,218
4.00%, 04/01/31 (c)	1,400		1,257,848
California Statewide Communities Development Authority, Kaiser Permanente, Series C (RB) 5.00%, 11/01/29 (p)	1,675		1,830,317
California Statewide Communities Development Authority, Kaiser Permanente, Series D (RB) 5.00%, 11/01/29 (p)	2,000		2,185,453
California Statewide Communities Development Authority, Kaiser Permanente, Series L (RB) 5.00%, 11/01/29 (p)	1,500		1,639,090
California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB)
5.00%, 01/01/28 (c)	760		770,343
5.00%, 01/01/28 (c)	315		320,415
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, Series A (RB) 1.75%, 11/19/26 (c)	3,000		2,453,611
Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	140		136,696
City and County of San Francisco, 49 South Van Ness Project (CP) (AGM) 4.00%, 04/01/27 (c)	1,000		980,258
City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	255		235,504
City of Bakersfield, Wastewater, Series A (RB) 5.00%, 09/15/25 (c)	15		15,733
	Par (000’s	)	Value
California (continued)
City of Concord, Capital Improvement Project (CP) 2.00%, 04/01/31 (c)	$1,400		$925,459
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB)
4.00%, 05/15/30 (c)	1,000		950,957
5.00%, 05/15/31 (c)	500		536,257
5.00%, 05/15/31 (c)	1,400		1,486,197
City of Los Angeles, Wastewater System, Series A (RB) 5.00%, 06/01/27 (c)	565		604,485
City of San Antonio, California Airport, Series B (RB) (BAM) 4.00%, 03/01/31 (c)	325		305,379
City of San Jose, Refunding, Libraries, Parks and Public Safety Projects, Series C (GO) (AGM) 5.00%, 03/01/29 (c)	200		218,701
County of Sacramento, Airport System, Series E (RB)
5.00%, 07/01/27	275		291,003
5.00%, 07/01/28 (c)	150		154,737
County of Sacramento, Regional County Sanitation District, Series A (RB) 5.00%, 06/01/24 (c)	1,000		1,023,812
County of Santa Clara, Series C (GO)
3.00%, 08/01/27 (c)	245		208,525
5.00%, 08/01/27 (c)	125		134,830
5.00%, 08/01/27 (c)	525		559,869
Desert Community College District (GO) 5.00%, 08/01/27 (c)	145		154,565
East Bay Municipal Utility District, Water System, Series B (RB) 5.00%, 06/01/27 (c)	220		235,858
East Side Union High School District, Series B (GO) (AGM) 3.00%, 08/01/27 (c)	2,590		2,153,926
Eastern Municipal Water District, Financing Authority, Water and Wastewater, Series A (RB) 5.00%, 07/01/30 (c)	1,070		1,144,613
Eastern Municipal Water District, Financing Authority, Water and Wastewater, Series B (RB) (SAW) 5.00%, 07/01/26 (c)	140		147,761
El Dorado Irrigation District, Series C (RB) 5.00%, 03/01/26 (c)	250		264,112

See Notes to Financial Statements

55

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Fontana Redevelopment Agency Successor Agency (TA) 5.00%, 10/01/27 (c)	$760		$804,962
Foothill-De Anza Community College District (GO) 3.00%, 08/01/31 (c)	1,500		1,198,688
Kern High School District, Series A (GO) (AGM) 2.00%, 08/01/30 (c)	3,000		2,368,812
Kern High School District, Series C (GO) (AGM) 2.00%, 08/01/30 (c)	1,600		1,309,896
Los Angeles Community College District, Series I (GO)
4.00%, 08/01/26 (c)	170		171,188
4.00%, 08/01/26 (c)	135		138,767
4.00%, 08/01/26	25		25,749
Los Angeles Community College District, Series J (GO)
4.00%, 08/01/27 (c)	750		758,074
4.00%, 08/01/27 (c)	400		405,979
Los Angeles Community College District, Series L (GO) 5.00%, 08/01/32 (c)	1,000		1,104,403
Los Angeles County Metropolitan Transportation Authority (RB)
4.00%, 06/01/30 (c)	1,000		971,782
5.00%, 06/01/30 (c)	1,000		1,084,511
5.00%, 07/01/31 (c)	2,000		2,143,750
Los Angeles County Metropolitan Transportation Authority, Series A (RB)
4.00%, 06/01/30 (c)	1,045		1,026,737
4.00%, 06/01/30 (c)	1,000		996,466
4.00%, 07/01/26 (c)	50		51,033
5.00%, 06/01/26 (c)	375		397,126
5.00%, 06/01/26 (c)	165		174,445
5.00%, 07/01/27 (c)	795		852,330
5.00%, 07/01/27 (c)	285		306,283
5.00%, 07/01/31 (c)	900		982,476
5.00%, 07/01/31 (c)	1,060		1,146,082
Los Angeles County Metropolitan Transportation Authority, Series B (RB) 5.00%, 07/01/23 (c)	2,000		2,020,200
Los Angeles County Public Works Financing Authority, Series E-1 (RB) 5.00%, 12/01/29 (c)	450		484,022
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 01/01/26 (c)	155		163,277
5.00%, 01/01/27 (c)	1,010		1,074,284
5.00%, 01/01/28 (c)	500		538,224
5.00%, 01/01/28 (c)	115		124,719
5.00%, 07/01/29	1,000		1,102,882
	Par (000’s	)	Value
California (continued)
Los Angeles Department of Water and Power, Series B (RB)
5.00%, 01/01/26 (c)	$35		$36,846
5.00%, 01/01/27 (c)	1,000		1,062,048
5.00%, 01/01/27 (c)	275		291,789
5.00%, 07/01/23 (c)	1,000		1,011,352
5.00%, 07/01/23 (c)	1,500		1,516,632
5.00%, 07/01/28 (c)	110		119,061
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/29 (c)	1,680		1,801,423
5.00%, 07/01/30 (c)	1,125		1,232,147
5.00%, 07/01/30 (c)	1,500		1,608,257
Los Angeles Department of Water and Power, Series D (RB)
5.00%, 07/01/24 (c)	2,000		2,055,793
5.00%, 07/01/28 (c)	125		133,836
5.00%, 07/01/28 (c)	2,000		2,093,234
Los Angeles Unified School District, AD Valorem Property Tax, Series RYRR (GO)
4.00%, 01/01/32 (c)	1,500		1,431,004
5.00%, 01/01/32 (c)	1,300		1,419,413
Los Angeles Unified School District, Series A (GO)
4.00%, 07/01/29 (c)	1,580		1,569,742
5.00%, 07/01/25 (c)	695		724,167
5.00%, 07/01/25 (c)	25		26,061
5.00%, 07/01/25 (c)	135		140,856
5.00%, 07/01/26	120		127,432
5.00%, 07/01/29 (c)	1,720		1,876,975
5.00%, 07/01/30	500		551,628
Los Angeles Unified School District, Series B (GO)
2.00%, 07/01/26 (c)	270		232,553
5.00%, 07/01/26 (c)	915		965,178
Los Angeles Unified School District, Series B-1 (GO)
5.00%, 01/01/28 (c)	585		623,864
5.00%, 01/01/28 (c)	645		691,755
5.00%, 01/01/28 (c)	295		310,978
Los Angeles Unified School District, Series C (GO)
3.00%, 07/01/30 (c)	1,880		1,565,917
4.00%, 07/01/30 (c)	360		353,457
4.00%, 07/01/30 (c)	2,000		1,949,338
Los Angeles Unified School District, Series RYQ (GO) 4.00%, 07/01/30 (c)	1,000		956,562
Los Angeles Unified School District, Series RYQ (GO) (BAM) 5.00%, 07/01/29	3,675		4,039,235
Los Angeles Wastewater System, Series A (RB) 5.00%, 06/01/23 (c)	2,000		2,018,651

See Notes to Financial Statements

56

	Par (000’s	)	Value
California (continued)
Metropolitan Water District of Southern California, Series B (RB) 5.00%, 07/01/28 (c)	$100		$108,602
Mount Diablo Unified School District, Series B (GO) 4.00%, 08/01/31 (c)	1,000		976,888
Municipal Improvement Corp. of Los Angeles, Series B (RB)
5.00%, 11/01/26 (c)	615		651,613
5.00%, 11/01/26 (c)	985		1,045,460
Northern California Transmission Agency Project, Series A (RB)
5.00%, 05/01/26 (c)	45		47,449
5.00%, 05/01/26 (c)	40		42,152
Oakland Unified School District (GO)
5.00%, 08/01/26 (c)	625		654,416
5.00%, 08/01/26 (c)	385		406,875
5.00%, 08/01/26 (c)	175		184,701
Palm Springs Unified School District, Series A (GO) (AGM)
1.25%, 08/01/29 (c)	4,000		3,099,465
1.50%, 08/01/29 (c)	3,000		2,146,017
1.75%, 08/01/29 (c)	3,000		2,131,616
Palm Springs Unified School District, Series D (GO) 3.00%, 08/01/26 (c)	160		149,404
Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	260		262,009
Public Utilities Commission of the City and County of San Francisco Water, Series A (RB)
4.00%, 11/01/26 (c)	100		101,954
5.00%, 11/01/26 (c)	25		26,477
Public Utilities Commission of the City and County of San Francisco Water, Series D (RB)
5.00%, 11/01/27 (c)	785		835,471
5.00%, 11/01/27 (c)	255		275,350
Regents of the University of California, Medical Center, Series L (RB) 5.00%, 05/15/26 (c)	650		673,728
Riverside County Transportation Commission, Series B (RB) 5.00%, 12/01/27 (c)	560		591,393
Sacramento City Financing Authority, Master Lease Program Facilities (RB) (BAM)
5.00%, 12/01/25 (c)	210		220,551
5.00%, 12/01/25 (c)	110		115,405
San Diego Community College District (GO) 5.00%, 08/01/26 (c)	65		69,226
	Par (000’s	)	Value
California (continued)
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	$535		$549,977
San Diego County Regional Airport Authority, Series B (RB)
5.00%, 07/01/30 (c)	2,075		2,140,425
5.00%, 07/01/30 (c)	1,630		1,714,768
San Diego County Water Authority, Series B (RB) 4.00%, 05/01/31 (c)	2,000		2,026,216
San Diego Unified School District, Series I (GO) 5.00%, 07/01/27 (c)	650		696,548
San Diego Unified School District, Series R-5 (GO) 4.00%, 07/01/26 (c)	20		20,394
San Francisco Bay Area Rapid Transit District, Series F-1 (GO)
5.00%, 08/01/29 (c)	140		151,073
5.00%, 08/01/29 (c)	110		120,574
San Francisco Community College District (GO) 5.00%, 06/15/25	140		146,005
San Francisco County Transportation Authority (RB)
3.00%, 02/01/27 (c)	500		437,678
3.00%, 02/01/27 (c)	135		126,408
4.00%, 02/01/27 (c)	325		334,050
4.00%, 02/01/27	105		108,332
San Francisco Unified School District, Series B (GO) 4.00%, 06/15/28 (c)	2,000		2,004,968
San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	165		175,541
San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	25		26,194
San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	230		241,905
San Marcos Unified School District (GO)
4.00%, 08/01/27 (c)	400		402,988
5.00%, 08/01/27 (c)	515		551,331
5.00%, 08/01/27 (c)	360		382,548
5.00%, 08/01/27 (c)	350		368,582
San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	770		774,725
Santa Clara County Financing Authority, Capital Facilities, Series A (RB)
4.00%, 05/01/31 (c)	840		819,770
5.00%, 05/01/31 (c)	3,855		4,235,201

See Notes to Financial Statements

57

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
3.00%, 05/15/25 (c)	$1,000		$853,484
4.00%, 05/15/25 (c)	1,510		1,539,133
4.00%, 05/15/25 (c)	400		401,290
Santa Clara Unified School District (GO)
3.00%, 07/01/26 (c)	1,535		1,323,442
3.00%, 07/01/26 (c)	100		87,944
Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	25		26,249
Southern California Public Power Authority, Milford Wind Corridor Phase I Project (RB) 5.00%, 07/01/29	100		110,162
State of California (GO)
3.00%, 10/01/29 (c)	2,000		1,767,426
4.00%, 04/01/31 (c)	2,000		1,973,422
5.00%, 10/01/30	2,000		2,218,100
5.00%, 11/01/28 (c)	2,585		2,743,372
5.00%, 09/01/29	1,000		1,099,846
State of California, Department of Water Resources, Central Valley Project, Series AW (RB) 5.00%, 12/01/26 (c)	50		53,286
State of California, Department of Water Resources, Central Valley Project, Series AX (RB)
5.00%, 12/01/27 (c)	915		988,701
5.00%, 12/01/27 (c)	100		107,778
State of California, Department of Water Resources, Central Valley Project, Series BA (RB) (AGM) 5.00%, 06/01/29 (c)	365		396,348
State of California, Series CL (GO) 3.75%, 12/01/24 (c)	10		9,690
State of California, Various Purpose (GO)
3.00%, 10/01/29 (c)	350		291,651
3.12%, 04/01/29 (c)	1,575		1,380,136
4.00%, 11/01/27 (c)	100		101,259
4.00%, 11/01/30 (c)	3,445		3,398,048
4.00%, 03/01/29	2,000		2,070,209
4.00%, 03/01/30 (c)	2,000		1,945,810
4.00%, 03/01/30 (c)	9,500		9,306,234
4.00%, 08/01/26 (c)	700		702,741
4.00%, 08/01/26 (c)	130		129,412
4.00%, 09/01/26 (c)	2,815		2,839,941
4.00%, 09/01/26 (c)	1,500		1,491,910
5.00%, 10/01/28 (c)	300		326,296
5.00%, 10/01/29	4,500		4,953,827
5.00%, 10/01/29	1,000		1,100,850
5.00%, 10/01/29 (c)	3,425		3,741,196
5.00%, 10/01/29 (c)	2,340		2,568,082
	Par (000’s	)	Value
California (continued)
5.00%, 10/01/31	$4,000		$4,460,687
5.00%, 11/01/27 (c)	3,375		3,628,529
5.00%, 11/01/27 (c)	1,020		1,093,981
5.00%, 11/01/27 (c)	2,645		2,830,294
5.00%, 11/01/27 (c)	2,480		2,668,435
5.00%, 11/01/28	400		435,894
5.00%, 11/01/30 (c)	1,610		1,741,786
5.00%, 11/01/30	1,000		1,109,800
5.00%, 12/01/28	1,000		1,089,599
5.00%, 12/01/30 (c)	2,000		2,156,520
5.00%, 03/01/30 (c)	1,250		1,350,745
5.00%, 03/01/30 (c)	1,810		1,946,178
5.00%, 04/01/24 (c)	500		509,552
5.00%, 04/01/26 (c)	1,075		1,131,630
5.00%, 04/01/29 (c)	3,500		3,744,069
5.00%, 04/01/29	1,735		1,899,567
5.00%, 04/01/29 (c)	150		162,961
5.00%, 04/01/30	2,910		3,212,141
5.00%, 04/01/31	380		422,708
5.00%, 04/01/32	4,270		4,785,428
5.00%, 08/01/24 (c)	1,000		1,023,705
5.00%, 08/01/26 (c)	490		511,457
5.00%, 08/01/26 (c)	115		119,882
5.00%, 08/01/26 (c)	2,380		2,512,972
5.00%, 08/01/26 (c)	905		952,462
5.00%, 08/01/26 (c)	150		158,740
5.00%, 08/01/26 (c)	1,165		1,232,102
5.00%, 08/01/27 (c)	950		1,016,157
5.00%, 08/01/27 (c)	2,445		2,620,570
5.00%, 08/01/28 (c)	3,245		3,443,666
5.00%, 08/01/28 (c)	275		297,812
5.00%, 09/01/23 (c)	345		350,255
5.00%, 09/01/25 (c)	30		31,379
5.00%, 09/01/26 (c)	125		132,113
State Public Works Board, Various Capital Projects, Series B (RB)
4.00%, 05/01/31 (c)	1,500		1,417,002
4.00%, 05/01/31 (c)	2,000		1,899,037
Stockton Unified School District (GO) 5.00%, 02/01/26 (c)	100		104,645
Trustees of the California State University, Series A (RB) 5.00%, 05/01/26 (c)	410		433,308
Tuolumne Wind Project Authority, Series A (RB) 5.00%, 01/01/27	125		133,386
Turlock Irrigation District (RB) 5.00%, 01/01/30 (c)	500		523,897
University of California, Series AR (RB) 5.00%, 05/15/26 (c)	10		10,564
University of California, Series AY (RB) 5.00%, 05/15/27 (c)	625		669,996

See Notes to Financial Statements

58

	Par (000’s	)	Value
California (continued)
University of California, Series AZ (RB)
5.00%, 05/15/28 (c)	$275		$299,254
5.00%, 05/15/28 (c)	310		333,947
University of California, Series BE (RB) 5.00%, 05/15/30 (c)	1,500		1,627,492
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,170		1,243,255
			263,865,542
Colorado: 1.9%
Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	540		571,774
Adams County, 12 Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	2,000		2,118,652
Board of Governors of Colorado State University System, Series C (RB)
5.00%, 03/01/28 (c)	935		994,670
5.00%, 03/01/28 (c)	510		546,304
Cherry Creek School District No. 5 (GO) (SAW) 5.00%, 12/15/25 (c)	1,000		1,045,590
City and County of Denver, Acting By and Through its Board of Water Commissioners, Series A (RB) 5.00%, 12/15/29	1,700		1,881,958
City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	200		115,285
City of Colorado Springs, Utilities System, Series A (RB) 5.00%, 11/15/30	1,000		1,107,066
City of Colorado Springs, Utilities System, Series A-1 (RB)
5.00%, 11/15/27 (c)	100		106,548
5.00%, 11/15/27 (c)	120		128,543
5.00%, 11/15/27 (c)	110		118,199
Colorado Health Facilities Authority, CommonSpirit Health, Series A-1 (RB) 5.00%, 08/01/29 (c)	155		155,932
Denver City and County School District No. 1 (GO) (SAW)
4.00%, 12/01/30 (c)	3,000		2,889,078
5.00%, 12/01/30 (c)	1,000		1,083,101
Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/26 (c)	570		582,454
El Paso County School District No. 20 (GO) (SAW) 5.00%, 12/15/26 (c)	295		311,572
	Par (000’s	)	Value
Colorado (continued)
Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	$1,110		$1,204,267
Mesa County Valley School District No. 51 (GO) (SAW)
5.00%, 12/01/27 (c)	500		535,133
5.00%, 12/01/27 (c)	500		534,893
5.25%, 12/01/27 (c)	200		213,292
Pueblo City Schools No. 60 (GO) (SAW)
3.00%, 12/15/29 (c)	500		398,154
5.00%, 12/15/29 (c)	1,625		1,706,346
5.00%, 12/15/29 (c)	1,010		1,078,645
Regional Transportation District, Fastracks Project, Series B (RB)
5.00%, 11/01/27 (c)	530		558,283
5.00%, 11/01/27 (c)	1,995		2,101,460
5.00%, 11/01/28	1,000		1,081,827
State of Colorado, Series A (CP)
4.00%, 12/15/31 (c)	1,750		1,649,186
5.00%, 12/15/31 (c)	2,000		2,159,911
State of Colorado, Series K (CP) 5.00%, 03/15/27 (c)	410		430,693
State of Colorado, Series M (CP) 5.00%, 03/15/28 (c)	190		203,245
University of Colorado, Series A-2 (RB) 3.00%, 06/01/24 (c)	800		699,145
Weld County School District No. 6 (GO) (SAW) 5.00%, 12/01/29 (c)	2,165		2,310,656
			30,621,862
Connecticut: 2.5%
Connecticut Housing Finance Authority Housing Mortgage Finance Program, Series A-1 (RB) (SAW) 1.70%, 05/15/30 (c)	1,290		939,416
Connecticut Housing Finance Authority, Series A-1 (RB) 3.65%, 11/15/26 (c)	95		92,534
Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	260		234,508
Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	140		131,765
Connecticut State Health and Educational Facilities Authority, Hardford Health Issue, Series A (RB) (SD CRED PROG) 5.00%, 01/01/30 (c)	335		343,327
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue, Series A (RB) 4.00%, 07/01/29 (c)	625		548,289

See Notes to Financial Statements

59

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(unaudited) (continued)

	Par (000’s	)	Value
Connecticut (continued)
4.00%, 07/01/29 (c)	$525		$454,491
5.00%, 07/01/29 (c)	2,200		2,245,007
Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series B-1 (RB) (AGM) 5.00%, 07/01/29	1,000		1,102,882
Connecticut State, Series A (GO) (SBG) 4.00%, 04/15/29 (c)	1,000		941,402
Connecticut State, Series B (GO) 4.00%, 03/01/23 (c)	2,000		2,000,270
Connecticut State, Series E (GO) 5.00%, 08/15/23 (c)	2,000		2,021,009
Connecticut State, Series F (GO) 5.00%, 11/15/25 (c)	1,550		1,611,245
Connecticut State, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/24 (c)	1,000		1,020,885
South Central Connecticut Regional Water Authority, Series B (RB) 5.00%, 08/01/26 (c)	25		26,269
State of Connecticut, Series A (GO)
3.00%, 01/15/31 (c)	2,200		1,960,247
3.00%, 01/15/31 (c)	1,000		827,227
3.00%, 01/15/31 (c)	1,000		858,889
4.00%, 01/15/31	1,780		1,789,682
5.00%, 04/15/27 (c)	680		721,855
5.00%, 04/15/28 (c)	1,000		1,038,294
State of Connecticut, Series A (GO) (SBG) 5.00%, 04/15/29	1,000		1,086,263
State of Connecticut, Series A (RB) 5.00%, 05/01/27 (c)	350		369,432
State of Connecticut, Series B (GO) 5.00%, 06/15/25 (c)	1,135		1,175,365
State of Connecticut, Series B (GO) (BAM) 3.00%, 06/01/29	1,000		944,119
State of Connecticut, Series C (GO) 4.00%, 06/01/30 (c)	850		808,269
State of Connecticut, Series E (GO)
3.00%, 10/15/26 (c)	395		350,023
5.00%, 09/15/28 (c)	1,665		1,788,775
State of Connecticut, Special Tax, Series A (RB)
4.00%, 05/01/31 (c)	1,500		1,407,305
4.00%, 09/01/26 (c)	785		751,135
5.00%, 01/01/28 (c)	190		200,328
5.00%, 05/01/31	1,650		1,800,746
5.00%, 05/01/31 (c)	1,500		1,604,047
5.00%, 09/01/26 (c)	475		495,327
	Par (000’s	)	Value
Connecticut (continued)
5.00%, 09/01/26 (c)	$200		$207,346
State of Connecticut, Special Tax, Series A (ST) 5.00%, 05/01/30 (c)	2,500		2,644,576
State of Connecticut, State Revolving Fund, Series A (RB)
5.00%, 02/01/29 (c)	275		293,962
5.00%, 05/01/27 (c)	1,000		1,058,849
University of Connecticut, Series A (RB)
5.00%, 01/15/27 (c)	745		785,487
5.00%, 11/01/28 (c)	730		767,918
5.00%, 11/01/28 (c)	500		520,675
5.00%, 04/15/28 (c)	1,000		1,067,978
			41,037,418
Delaware: 0.4%
State of Delaware (GO)
2.00%, 02/01/31 (c)	1,000		709,338
2.00%, 02/01/31 (c)	1,000		735,293
3.00%, 02/01/31 (c)	1,000		931,413
3.12%, 03/01/27 (c)	505		475,244
4.00%, 03/01/27 (c)	500		511,168
State of Delaware, Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 3.00%, 07/01/27 (c)	180		161,011
State of Delaware, Series A (GO)
2.00%, 01/01/30 (c)	650		465,564
5.00%, 01/01/30 (c)	1,000		1,104,196
5.00%, 10/01/28	810		884,549
5.00%, 02/01/28 (c)	500		540,477
			6,518,253
District of Columbia: 1.8%
District of Columbia, Federal Highway Grant Anticipation (RB) (SAW) 5.00%, 12/01/29 (c)	2,250		2,403,825
District of Columbia, Georgetown University Issue (RB) 5.00%, 04/01/27 (c)	645		666,274
District of Columbia, Series A (GO)
5.00%, 06/01/26 (c)	210		221,140
5.00%, 06/01/26 (c)	290		303,093
5.00%, 06/01/26 (c)	250		261,886
5.00%, 06/01/26 (c)	30		31,560
5.00%, 06/01/27 (c)	2,500		2,628,284
5.00%, 06/01/27 (c)	580		612,795
5.00%, 06/01/27 (c)	170		180,451
5.00%, 06/01/28 (c)	750		792,907
District of Columbia, Series A (RB) 5.00%, 09/01/29 (c)	1,000		1,068,966
District of Columbia, Series C (RB) 5.00%, 05/01/30 (c)	1,000		1,074,537

See Notes to Financial Statements

60

	Par (000’s	)	Value
District of Columbia (continued)
5.00%, 05/01/30	$250		$275,983
District of Columbia, Series D (GO)
4.00%, 06/01/27 (c)	500		501,698
5.00%, 12/01/26 (c)	20		21,122
5.00%, 12/01/26 (c)	160		169,602
5.00%, 06/01/27 (c)	500		530,738
District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	25		26,403
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) 4.00%, 10/01/29 (c)	250		225,668
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB) (AGM) 4.00%, 10/01/29 (c)	250		227,526
Washington Convention & Sports Authority (RB) 5.00%, 10/01/27 (c)	2,545		2,695,223
Washington Metropolitain Area Transit Authority, Series A (RB)
5.00%, 07/15/30 (c)	1,400		1,482,771
5.00%, 07/15/31 (c)	2,000		2,131,073
Washington Metropolitan Area Transit Authority (RB)
4.00%, 07/15/31 (c)	4,000		3,926,906
5.00%, 07/01/27 (c)	1,000		1,031,345
5.00%, 07/01/27	275		294,537
Washington Metropolitan Area Transit Authority, Series A-1 (RB) 5.00%, 07/01/27 (c)	140		148,294
Washington Metropolitan Area Transit Authority, Series A-2 (RB)
5.00%, 07/01/27 (c)	550		577,375
5.00%, 07/01/27 (c)	810		846,286
5.00%, 07/01/27 (c)	300		316,045
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/27 (c)	555		590,161
5.00%, 07/01/27	240		257,051
5.00%, 07/01/27 (c)	1,205		1,265,501
5.00%, 07/01/27 (c)	880		919,422
5.00%, 07/01/27 (c)	650		688,510
			29,394,958
Florida: 3.4%
Alachua County, Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series B-1 (RB) 5.00%, 12/01/29 (c)	490		495,344
	Par (000’s	)	Value
Florida (continued)
Brevard County, Health Facilities Authority, Health First, Inc. Project (RB)
5.00%, 04/01/24 (c)	$2,510		$2,564,569
5.00%, 04/01/24 (c)	1,000		1,021,741
Broward County, Florida Tourist Development, Convention Center Expansion Project (RB) 4.00%, 09/01/31 (c)	1,000		931,189
Broward County. Florida School Board, Series B (CP) 5.00%, 07/01/25 (c)	1,005		1,038,653
Central Florida Expressway Authority (RB) (BAM) 3.00%, 07/01/27 (c)	520		445,739
City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	175		185,168
City of Gainesville, Utilities System, Series A (RB)
5.00%, 10/01/27 (c)	195		204,213
5.00%, 10/01/27 (c)	1,045		1,088,581
City of Jacksonville, Florida Transportation (RB) 5.00%, 10/01/25 (c)	210		218,050
City of Jacksonville, Series A (RB) 5.00%, 10/01/29 (c)	1,095		1,173,346
City of Jacksonville, Series B (RB) 5.00%, 10/01/26 (c)	250		262,398
City of Orlando, Senior Tourist Development Tax, 6th Cent Contract Payments, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	560		582,147
County of Miami-Dade (RB)
0.00%, 10/01/26 (c) ^	565		375,209
0.00%, 10/01/26 (c) ^	400		251,093
5.00%, 10/01/26 (c)	2,005		2,056,555
5.00%, 10/01/26 (c)	510		530,757
County of Miami-Dade, Aviation Revenue, Series A (RB) 5.00%, 10/01/26 (c)	460		476,076
County of Miami-Dade, Building Better Communities Program, Series A (GO)
5.00%, 07/01/25 (c)	100		103,632
5.00%, 07/01/26 (c)	555		576,316
5.00%, 07/01/26 (c)	520		544,680
5.00%, 07/01/26 (c)	280		291,434
County of Miami-Dade, Building Better Communities Program, Series A (GO) (SAW) 4.00%, 07/01/30 (c)	1,600		1,556,234

See Notes to Financial Statements

61

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 3.12%, 04/01/26 (c)	$260		$213,231
County of Miami-Dade, Expressway Authority Toll System, Series A (RB) 5.00%, 07/01/26 (c)	25		25,464
County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	250		248,626
County of Miami-Dade, Water and Sewer System (RB)
4.00%, 04/01/31 (c)	1,475		1,380,736
5.00%, 10/01/27 (c)	800		852,048
5.00%, 10/01/28	1,000		1,079,199
5.00%, 04/01/31 (c)	3,500		3,804,545
County of Miami-Dade, Water and Sewer System, Series B (RB)
3.00%, 10/01/27 (c)	370		310,113
5.00%, 10/01/25 (c)	605		623,964
County of Orange, Water and Wastewater Utility System (RB)
5.00%, 10/01/30 (c)	1,000		1,071,695
5.00%, 10/01/30 (c)	1,000		1,074,431
Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/27	125		133,658
Florida Department of Management Services, Series A (RB) 5.00%, 09/01/27 (c)	425		455,168
Florida Development Finance Corp., Lakeland Regional Health Systems (RB) 4.00%, 11/15/31 (c)	2,000		1,827,428
Florida Housing Finance Corp., Series 1 (RB)
3.25%, 01/01/27 (c)	130		125,022
3.60%, 01/01/27 (c)	200		192,368
Florida Housing Finance Corp., Series 2 (RB)
2.10%, 01/01/30 (c)	950		726,031
3.20%, 07/01/25 (c)	225		215,727
Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB) 5.00%, 10/01/26 (c)	125		130,549
JEA Electric System, Series B (RB)
3.38%, 12/01/22 (c)	520		451,017
5.00%, 10/01/27 (c)	850		896,653
5.00%, 10/01/27 (c)	610		644,945
5.00%, 10/01/27 (c)	885		927,620
	Par (000’s	)	Value
Florida (continued)
Lee Memorial Health System, Series A-1 (RB) 5.00%, 04/01/29 (c)	$605		$619,595
Manatee County School District (RB) (AGM) 5.00%, 04/01/27 (c)	160		166,850
Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	420		435,743
Orange County Health Facilities Authority, Series A (RB) 5.00%, 10/01/26 (c)	1,325		1,344,803
Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	410		423,311
Orange County, Tourist Development Tax (RB)
5.00%, 10/01/25 (c)	100		102,984
5.00%, 10/01/26	190		200,416
5.00%, 10/01/29	280		303,028
5.00%, 10/01/30	490		530,359
Orlando Utilities Commission, Series A (RB) 5.00%, 10/01/27 (c)	120		127,487
Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	350		345,110
Palm Beach County School Board, Series A (CP) 5.00%, 08/01/30 (c)	275		290,021
Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	695		742,462
Palm Beach County School Board, Series D (CP) 5.00%, 08/01/25 (c)	2,000		2,073,120
Polk County School District (RB) (SAW) 5.00%, 10/01/29 (c)	1,000		1,084,008
Polk County, School District (RB) 5.00%, 10/01/29 (c)	100		107,830
Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	175		187,415
School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	125		113,241
South Miami Health Facilities Authority (RB)
5.00%, 08/15/27 (c)	710		744,679
5.00%, 08/15/27 (c)	800		827,951
State of Florida (GO) 4.00%, 06/01/27 (c)	1,000		1,002,979

See Notes to Financial Statements

62

	Par (000’s	)	Value
Florida (continued)
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
4.00%, 06/01/26 (c)	$500		$505,970
4.00%, 06/01/27 (c)	780		789,716
5.00%, 06/01/28 (c)	145		156,542
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) (AMBAC) 3.00%, 06/01/29 (c)	510		432,889
State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
2.38%, 06/01/26 (c)	590		500,863
3.00%, 06/01/25 (c)	2,000		1,864,944
State of Florida, Department of Transportation Financing Corp. (RB)
3.00%, 07/01/30 (c)	1,000		867,762
3.00%, 07/01/30 (c)	1,000		922,755
State of Florida, Department of Transportation Financing Corp., Series B (RB) 5.00%, 07/01/28 (c)	115		123,797
State of Florida, Department of Transportation, Federal Highway Reimbursement, Series A (RB) 5.00%, 07/01/30	880		959,109
State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
3.00%, 07/01/27 (c)	555		523,657
5.00%, 07/01/26 (c)	40		42,335
State of Florida, Department of Transportation, Turnpike, Series A (RB) 5.00%, 07/01/28 (c)	580		623,788
Volusia County School Board, Master Lease Program, Series B (CP)
5.00%, 08/01/24 (c)	1,320		1,346,794
5.00%, 08/01/24 (c)	280		286,781
			56,104,456
Georgia: 1.8%
City of Atlanta, Airport Passenger Facility Charge, Series C (RB) 5.00%, 07/01/29 (c)	800		837,637
City of Atlanta, Water and Wastewater (RB) 4.00%, 11/01/29 (c)	1,450		1,364,349
Clarke County, Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	250		259,688
	Par (000’s	)	Value
Georgia (continued)
County of Fulton, Water and Sewerage, Series A (RB) 3.00%, 01/01/30 (c)	$3,000		$2,423,142
Forsyth County School District (GO)
5.00%, 02/01/28 (c)	1,000		1,078,384
5.00%, 02/01/28 (c)	1,000		1,082,190
Fulton County, Georgia Water and Sewerage (RB) 5.00%, 01/01/23 (c)	1,350		1,352,900
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB) 5.00%, 02/15/27 (c)	225		226,618
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB) 2.90%, 12/01/25 (c)	925		843,773
Georgia Municipal Electric Authority Project (RB) 5.00%, 01/01/23 (c)	1,000		976,688
Georgia State Road and Tollway Authority (RB)
5.00%, 06/01/30 (c)	2,000		2,175,426
5.00%, 06/01/30 (c)	2,550		2,784,708
Georgia State Road and Tollway Authority, Series A (RB) 4.00%, 07/15/31 (c)	3,255		3,202,606
Main Street Natural Gas, Inc., Gas Supply, Series A (RB) 5.00%, 05/15/38	1,000		972,710
Municipal Electric Authority of Georgia, Series A (RB) 5.00%, 07/01/26 (c)	200		205,985
Private Colleges and Universities Authority, Emory University, Series B (RB) 4.00%, 09/01/30 (c)	350		333,110
Richmond County Hospital Authority, University Health Services, Inc. Project (RB) 3.00%, 07/01/26 (c)	345		298,105
State of Georgia, Series A (GO)
4.00%, 08/01/30 (c)	935		933,494
5.00%, 02/01/26 (c)	680		715,906
5.00%, 02/01/27 (c)	350		373,796
5.00%, 02/01/27 (c)	150		160,047
5.00%, 02/01/27 (c)	1,200		1,271,157
5.00%, 08/01/29	2,500		2,758,238
State of Georgia, Series C (GO) 5.00%, 07/01/27 (c)	3,000		3,218,087
			29,848,744
Hawaii: 1.1%
City and County of Honolulu Wastewater System (RB) 5.00%, 07/01/29 (c)	875		928,816

See Notes to Financial Statements

63

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Hawaii (continued)
City and County of Honolulu, Rail Transit Project, Series B (GO) 5.00%, 03/01/30 (c)	$1,930		$2,113,942
City and County of Honolulu, Rail Transit Project, Series B (GO) (SD CRED PROG) 5.00%, 03/01/30	350		384,632
City and County of Honolulu, Series B (GO) 5.00%, 09/01/27 (c)	1,015		1,079,568
City and County of Honolulu, Series C (GO) 4.00%, 08/01/29 (c)	750		717,185
City and County of Honolulu, Series C (GO) (BAM) 4.00%, 08/01/29 (c)	120		117,467
City and County of Honolulu, Wastewater System, Series A (RB) 4.00%, 07/01/26 (c)	970		976,037
City and County of Honolulu, Wastewater System, Series B (RB)
4.00%, 07/01/26 (c)	100		99,542
5.00%, 07/01/29 (c)	395		429,016
State of Hawaii (RB) 5.00%, 01/01/31 (c)	2,250		2,408,994
State of Hawaii, Department of Budget and Finance, Series A (RB)
5.00%, 07/01/25	175		181,310
6.00%, 07/01/23 (c)	1,000		1,016,136
State of Hawaii, Series ET (GO) 3.00%, 10/01/25 (c)	1,000		966,362
State of Hawaii, Series FH (GO) 5.00%, 10/01/26 (c)	15		15,901
State of Hawaii, Series FK (GO)
3.25%, 05/01/27 (c)	1,000		915,185
5.00%, 05/01/27 (c)	690		725,436
5.00%, 05/01/27 (c)	130		137,117
State of Hawaii, Series FN (GO)
5.00%, 10/01/27 (c)	105		112,809
5.00%, 10/01/27 (c)	500		534,846
State of Hawaii, Series FT (GO)
4.00%, 01/01/28 (c)	295		297,498
5.00%, 01/01/28 (c)	280		300,635
5.00%, 01/01/28 (c)	405		431,078
5.00%, 01/01/28 (c)	1,150		1,227,927
5.00%, 10/01/27 (c)	1,020		1,085,390
State of Hawaii, Series FW (GO) 5.00%, 01/01/29	1,180		1,282,116
University of Hawaii, Series E (RB) 5.00%, 10/01/26 (c)	285		298,498
			18,783,443
	Par (000’s	)	Value
Illinois: 4.9%
Board of Trustees of the University of Illinois, Auxiliary Facilities Sytem, Series A (RB) 5.00%, 04/01/30	$1,000		$1,075,988
Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	235		242,115
Chicago O'Hare International Airport, Series A (RB) 5.00%, 01/01/30 (c)	1,000		1,034,718
Chicago O'Hare International Airport, Series A (RB) (AGM) 4.00%, 01/01/30 (c)	2,000		1,843,350
Chicago O'Hare International Airport, Series B (RB)
5.00%, 01/01/27 (c)	470		483,320
5.00%, 01/01/27 (c)	365		373,583
Chicago O'Hare International Airport, Series C (RB) 5.00%, 01/01/26 (c)	135		138,440
City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	100		103,385
City of Chicago, Second Lien Water (RB) 5.00%, 11/01/27 (c)	1,390		1,414,900
City of Chicago, Second Lien Water (RB) (AGM)
5.00%, 11/01/27 (c)	2,000		2,032,700
5.00%, 11/01/27 (c)	1,420		1,446,796
5.25%, 11/01/27 (c)	180		185,386
City of Chicago, Series A (GO)
5.00%, 01/01/24 (c)	1,500		1,423,761
5.00%, 01/01/24 (c)	1,250		1,180,263
5.00%, 01/01/30	2,000		1,971,986
5.00%, 01/01/31 (c)	1,000		966,494
City of Chicago, Series A (GO) (SAW) 5.00%, 01/01/29	200		198,683
City of Chicago, Series B (GO) 4.00%, 01/01/30	358		328,417
City of Chicago, Wastewater Transmission, Series B (RB) 5.00%, 01/01/27 (c)	750		743,740
City of Springfield, Electric Revenue, Senior Lien (RB) (AGM) 5.00%, 03/01/25 (c)	15		15,363
Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties (GO) 5.00%, 01/01/25 (c)	210		212,782
Cook County, Series A (GO)
5.00%, 11/15/26 (c)	325		337,850
5.00%, 11/15/26 (c)	250		261,404

See Notes to Financial Statements

64

	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Carle Foundation, Series A (RB) 5.00%, 08/15/31 (c)	$1,000		$1,031,757
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 01/01/26 (c)	165		166,684
4.00%, 01/01/31 (c)	750		740,953
4.00%, 01/01/31 (c)	1,000		978,618
5.00%, 01/01/26 (c)	685		713,497
5.00%, 01/01/27 (c)	700		732,487
5.00%, 01/01/27 (c)	400		425,255
5.00%, 01/01/27 (c)	140		148,555
5.00%, 01/01/31 (c)	750		805,656
5.00%, 07/01/29 (c)	2,560		2,712,832
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/29 (c)	1,400		1,485,493
Illinois Finance Authority, Mercy Health Corp. (RB)
4.00%, 06/01/26 (c)	90		83,879
4.00%, 06/01/26 (c)	160		151,318
5.00%, 06/01/26 (c)	250		252,226
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB)
5.00%, 08/15/30 (c)	1,295		1,347,308
5.00%, 08/15/30 (c)	1,365		1,434,449
5.00%, 08/15/30 (c)	1,000		1,045,026
Illinois Finance Authority, Presence Health Network, Series C (RB)
5.00%, 02/15/27 (c)	1,000		1,032,697
5.00%, 02/15/27 (c)	1,000		1,041,461
Illinois Finance Authority, Rush University Medical Center, Series A (RB) 5.00%, 05/15/25 (c)	125		127,766
Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	420		383,960
Illinois State Finance Authority, Ann & Robert H. Lurie Children's Hospital (RB) 4.00%, 08/15/27 (c)	1,000		916,569
Illinois State Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/33	1,000		1,097,837
Illinois State Municipal Electric Agency, Power Supply, Series A (RB) 4.00%, 08/01/25 (c)	2,000		1,890,603
Illinois State Toll Highway Authority, Series A (RB)
5.00%, 01/01/23 (c)	1,135		1,136,839
5.00%, 01/01/28 (c)	510		539,928
5.00%, 01/01/29	175		188,531
	Par (000’s	)	Value
Illinois (continued)
Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/26 (c)	$1,500		$1,523,287
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/30 (c)	2,550		2,771,676
Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO) 5.00%, 01/01/24 (c)	335		338,571
Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
5.00%, 12/01/26 (c)	780		821,338
5.00%, 12/01/26 (c)	115		122,082
Northern Illinois Municipal Power Agency, Series A (RB)
4.00%, 12/01/26 (c)	1,500		1,360,130
4.00%, 12/01/26 (c)	1,235		1,193,545
5.00%, 12/01/26 (c)	910		960,705
5.00%, 12/01/26 (c)	990		1,043,622
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/27 (c)	500		529,594
Sales Tax Securitization Corp., Series A (RB)
5.00%, 01/01/28 (c)	570		582,058
5.00%, 01/01/28 (c)	1,150		1,186,745
5.00%, 01/01/28 (c)	585		604,307
5.00%, 01/01/28 (c)	250		256,608
5.00%, 01/01/28 (c)	250		256,166
Sales Tax Securitization Corp., Series A (RB) (BAM) 5.00%, 01/01/30 (c)	155		156,791
State of Illinois (GO)
3.50%, 06/01/26 (c)	685		628,939
4.00%, 03/01/31 (c)	1,000		836,805
4.12%, 11/01/26 (c)	360		331,315
5.00%, 11/01/26 (c)	305		297,279
5.00%, 06/01/26 (c)	370		370,705
5.50%, 07/01/23 (c)	1,470		1,473,522
State of Illinois (GO) (AGC) 5.50%, 05/01/30	1,300		1,340,881
State of Illinois (RB)
3.00%, 06/15/26 (c)	680		577,300
3.00%, 06/15/26 (c)	320		261,259
State of Illinois, Sales Tax (RB)
5.00%, 06/15/30	1,000		1,037,838
5.00%, 06/15/31	1,500		1,550,995
State of Illinois, Sales Tax (RB) (BAM) 3.00%, 06/15/31 (c)	3,000		2,546,912
State of Illinois, Series A (GO)
5.00%, 12/01/27 (c)	1,000		970,762
5.00%, 03/01/31	500		499,474
5.00%, 03/01/31 (c)	1,000		981,601
5.00%, 05/01/28 (c)	2,250		2,188,098

See Notes to Financial Statements

65

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
5.25%, 12/01/27 (c)	$1,200		$1,212,940
State of Illinois, Series B (GO) 5.00%, 11/01/29 (c)	1,000		999,737
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	4,105		4,108,568
State of Illinois, Series D (GO) 5.00%, 11/01/27 (c)	3,910		3,916,841
State of Illinois, Series D (RB) 5.00%, 06/15/26 (c)	620		634,580
			81,101,184
Indiana: 0.8%
Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	15		15,761
Duneland School Building Corp., AD Valorem Property Tax (RB) 3.00%, 01/15/32 (c)	1,000		796,214
Indiana Finance Authority Highway, Series C (RB) 5.00%, 12/01/26 (c)	340		361,738
Indiana Finance Authority, First Lien Wastewater Utility (RB) 4.00%, 10/01/31 (c)	2,500		2,412,696
Indiana Finance Authority, Parkview Health, Series A (RB) 5.00%, 11/01/27	250		266,031
Indiana Finance Authority, Series A (RB)
5.00%, 02/01/28 (c)	200		214,113
5.00%, 02/01/28 (c)	1,310		1,412,776
5.00%, 02/01/29 (c)	220		234,555
5.00%, 02/01/29 (c)	175		187,167
Indiana Finance Authority, Series C (RB)
5.00%, 02/01/28 (c)	1,000		1,080,187
5.00%, 02/01/28 (c)	610		657,857
Indiana Finance Authority, Series E (RB)
5.00%, 02/01/29 (c)	105		113,675
5.00%, 02/01/29 (c)	1,250		1,332,698
5.00%, 06/01/29	935		1,019,234
5.00%, 08/01/26 (c)	100		105,704
Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	20		19,624
Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/28 (c)	250		264,069
Indianapolis Local Public Improvement Bond Bank, Courhouse and Jail Project, Series A (RB)
5.00%, 02/01/29	710		770,874
5.00%, 02/01/29 (c)	1,715		1,850,435
	Par (000’s	)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series C (RB) 4.00%, 01/01/28 (c)	$160		$159,788
			13,275,196
Iowa: 0.2%
Iowa Finance Authority (RB) 5.00%, 08/01/27 (c)	1,000		1,062,634
Iowa Finance Authority, Series A (RB)
5.00%, 08/01/31 (c)	1,000		1,080,319
5.00%, 08/01/31 (c)	500		542,219
			2,685,172
Kansas: 0.5%
Butler County Unified School District No. 385 (GO)
4.00%, 09/01/27 (c)	500		504,104
4.00%, 09/01/27 (c)	300		300,926
County of Johnson, Internal Improvement, Series A (GO) 4.00%, 09/01/27 (c)	750		744,679
Johnson County, Unified School District No. 233, Series A (GO) 4.00%, 09/01/31 (c)	1,000		968,087
Kansas Development Finance Authority, AdventHealth, Series A (RB) 5.00%, 11/15/31 (p)	3,950		4,199,677
State of Kansas, Department of Transportation Highway, Series A (RB)
5.00%, 09/01/27 (c)	775		817,223
5.00%, 09/01/27 (c)	630		667,387
5.00%, 09/01/27 (c)	150		157,694
			8,359,777
Kentucky: 0.6%
Kentucky Energy Authority, Gas Supply, Series A (RB) 4.00%, 08/01/30 (c) (p)	1,200		1,099,406
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/25 (c)	200		208,668
Kentucky State Property & Building Commission, Project No. 115 (RB) (BAM) 5.00%, 04/01/27 (c)	1,420		1,489,234
Kentucky State Property & Building Commission, Project No. 119 (RB) (BAM) 5.00%, 05/01/28 (c)	3,285		3,452,270
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
5.00%, 10/01/26 (c)	290		296,022
5.00%, 10/01/26 (c)	55		56,445

See Notes to Financial Statements

66

	Par (000’s	)	Value
Kentucky (continued)
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series D (RB) 5.00%, 10/01/29 (c) (p)	$1,000		$1,041,865
Louisville and Jefferson County, Metropolitan Sewer District, Kentucky Sewer and Drainage System, Series A (RB) 4.00%, 05/15/23 (c)	2,000		1,960,304
Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	20		21,239
University of Kentucky, Series A (RB)
3.00%, 04/01/26 (c)	770		638,780
4.00%, 04/01/26 (c)	500		505,151
			10,769,384
Louisiana: 0.8%
City of New Orleans, Louisiana Public Improvement, Series A (GO) 5.00%, 12/01/30 (c)	1,000		1,035,146
Jefferson Sales Tax District, Parish of Jefferson, Series B (RB) (AGM) 5.00%, 12/01/29 (c)	615		652,358
Jefferson Sales Tax District, Series B (RB) (AGM) 4.00%, 12/01/29 (c)	500		471,889
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	3,540		3,170,128
Louisiana Local Government Environmental Facilities and Community Development Authority, Woman's Hospital Foundation Project, Series A (RB) 3.25%, 10/01/27 (c)	200		177,275
Louisiana Local Government Environmental Facilities and Community Development, Series B (RB) 2.50%, 04/01/26 (c)	1,455		1,078,498
State of Louisiana, Series A (GO)
3.50%, 04/01/27 (c)	150		139,547
5.00%, 03/01/29 (c)	115		124,240
5.00%, 03/01/30 (c)	930		1,001,988
5.00%, 03/01/31 (c)	750		820,445
5.00%, 03/01/31 (c)	1,000		1,063,711
5.00%, 04/01/27 (c)	565		603,821
5.00%, 09/01/26 (c)	640		672,300
State of Louisiana, Series A (GO) (BAM) 5.00%, 03/01/30 (c)	910		980,921
	Par (000’s	)	Value
Louisiana (continued)
5.00%, 03/01/30 (c)	$425		$452,964
State of Louisiana, Series B (GO) 5.00%, 08/01/26 (c)	200		210,112
			12,655,343
Maryland: 2.7%
City of Baltimore, Consolidated Public Improvement, Series B (GO) 5.00%, 10/15/27 (c)	250		268,373
County of Baltimore (GO)
4.00%, 03/01/30 (c)	1,140		1,145,545
5.00%, 03/01/30 (c)	325		358,625
5.00%, 03/01/30	945		1,046,245
County of Baltimore (GO) (AGC) 4.00%, 03/01/29 (c)	1,925		1,933,227
County of Montgomery, Series A (GO) 3.00%, 08/01/30 (c)	750		683,478
County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,070		1,090,284
Maryland Department of Transportation (RB) 3.00%, 09/01/27 (c)	500		464,037
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB) 5.00%, 05/01/26 (c)	250		257,657
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	1,000		1,046,305
Maryland State, Series A (GO)
3.25%, 08/01/23 (c)	2,000		1,931,603
5.00%, 08/01/30 (c)	1,000		1,089,262
Maryland Transportation Authority, Transportation Facilities Projects, Series A (RB) 5.00%, 07/01/30	1,900		2,093,498
Prince George's County, Series A (GO)
5.00%, 07/15/28 (c)	1,150		1,249,611
5.00%, 07/15/28 (c)	2,500		2,660,063
Prince George's County, Series A (GO) (SAW) 4.00%, 07/15/28 (c)	1,000		1,022,173
State of Maryland, Department of Transportation (RB)
2.12%, 10/01/29 (c)	2,000		1,407,952
3.00%, 11/01/24 (c)	520		488,063
3.00%, 11/01/24 (c)	1,000		959,133
3.12%, 05/01/25 (c)	855		807,567
4.00%, 05/01/28 (c)	750		767,969

See Notes to Financial Statements

67

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Maryland (continued)
State of Maryland, Department of Transportation (RB) (SAW) 2.12%, 10/01/27 (c)	$2,340		$1,920,365
State of Maryland, State and Local Facilities Loan (GO)
4.00%, 08/01/28 (c)	530		538,328
5.00%, 03/15/29 (c)	3,000		3,261,571
5.00%, 08/01/28 (c)	1,000		1,085,670
State of Maryland, State and Local Facilities Loan, Series A (GO)
3.00%, 08/01/27 (c)	1,000		927,255
3.12%, 03/15/28 (c)	250		228,937
4.00%, 03/15/27 (c)	1,185		1,206,307
5.00%, 03/15/28 (c)	1,255		1,358,935
5.00%, 03/15/29	1,000		1,096,702
5.00%, 03/15/30 (c)	5,500		6,074,418
5.00%, 08/01/30 (c)	1,125		1,234,642
5.00%, 08/01/31 (c)	1,400		1,551,506
Washington Suburban Sanitary District, Maryland Consolidated Public Improvement (GO)
5.00%, 06/01/26 (c)	750		781,142
5.00%, 06/01/27 (c)	550		589,019
			44,625,467
Massachusetts: 3.1%
City of Boston, Series A (GO) 5.00%, 03/01/29	100		109,860
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/24 (c)	980		996,483
Commonwealth of Massachusetts, Series B (GO)
5.00%, 07/01/26 (c)	600		628,831
5.00%, 07/01/26 (c)	1,860		1,935,065
Commonwealth of Massachusetts, Series C (GO)
3.00%, 02/01/24 (c)	400		371,288
5.00%, 05/01/23 (c)	350		351,894
5.00%, 05/01/23 (c)	205		206,312
5.00%, 05/01/23 (c)	2,000		2,013,424
5.00%, 05/01/30	1,000		1,099,073
Commonwealth of Massachusetts, Series C (GO) (AGM) 5.00%, 05/01/31	2,665		2,941,130
Commonwealth of Massachusetts, Series D (GO)
4.00%, 11/01/30 (c)	2,000		1,939,282
4.00%, 05/01/28 (c)	1,165		1,142,756
5.00%, 07/01/30 (c)	365		390,344
Commonwealth of Massachusetts, Series D (GO) (SBG) 5.00%, 07/01/30 (c)	2,000		2,125,488
	Par (000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Series E (GO)
3.00%, 11/01/27 (c)	$1,275		$1,136,659
4.00%, 04/01/25 (c)	1,000		996,928
5.00%, 11/01/27 (c)	100		106,298
5.00%, 11/01/30 (c)	1,000		1,091,663
5.00%, 09/01/28 (c)	1,010		1,060,063
Commonwealth of Massachusetts, Series I (GO) 5.00%, 12/01/26 (c)	10		10,621
Commonwealth of Massachusetts, Transportation Fund, Series A (GO) 5.00%, 12/01/26 (c)	500		523,514
Commonwealth of Massachusetts, Transportation Fund, Series A (RB)
4.00%, 12/01/27 (c)	450		439,452
5.00%, 06/01/24 (c)	1,275		1,300,423
5.00%, 06/01/31 (c)	800		854,222
Massachusetts Bay Transportation Authority, Series A (RB) 0.00%, 07/01/26 (c) ^	130		94,577
Massachusetts Clean Water Trust (RB) 5.00%, 08/01/28 (c)	1,000		1,071,144
Massachusetts Clean Water Trust, Series A (RB) 5.00%, 02/01/31 (c)	540		582,344
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/29	1,000		1,088,278
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) (SAW) 5.00%, 01/01/29 (c)	1,000		1,070,982
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series K (RB) 5.00%, 07/01/29 (c)	255		260,154
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series I (RB) 5.00%, 07/01/26 (c)	200		207,087
Massachusetts Development Finance Agency, CareGroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	130		134,406

See Notes to Financial Statements

68

	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
4.00%, 07/15/26 (c)	$2,000		$1,968,431
5.00%, 07/15/26 (c)	480		502,994
5.00%, 07/15/26 (c)	6,300		6,624,119
Massachusetts Development Finance Agency, Partners Healthcare System, Series S (RB) 4.00%, 01/01/28 (c)	1,500		1,415,261
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	500		499,837
Massachusetts Development Finance Agency, Williams College, Series P (RB) 5.00%, 07/01/23 (c)	1,500		1,502,803
Massachusetts Housing Finance Agency, Series B-1 (RB) (FHA) 2.75%, 12/01/28 (c)	150		123,933
Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB) 5.00%, 11/15/26 (c)	125		130,366
Massachusetts Water Resources Authority, Series B (RB) 5.00%, 08/01/30 (c)	1,500		1,593,208
Massachusetts Water Resources Authority, Series B (RB) (AGM) 5.25%, 08/01/30	2,000		2,244,544
Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/27 (c)	2,115		2,248,421
University of Massachusetts Building Authority, Series 1 (RB)
5.00%, 11/01/29 (c)	750		798,996
5.00%, 11/01/29 (c)	475		509,230
5.00%, 05/01/29 (c)	1,220		1,302,131
University of Massachusetts Building Authority, Series 1 (RB) (SD CRED PROG) 5.00%, 11/01/29 (c)	500		538,883
University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,020		1,086,261
			51,369,463
Michigan: 1.1%
Board of Governors of Wayne State University, Series A (RB)
5.00%, 05/15/26 (c)	285		296,577
	Par (000’s	)	Value
Michigan (continued)
Board of Trustees of Michigan State University, Series B (RB) 5.00%, 02/15/29 (c)	$340		$361,869
Detroit Wayne County, School District, Series A (GO) (AGM Q-SBLF) 6.00%, 05/01/29	3,500		3,787,185
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
5.00%, 07/01/26 (c)	250		263,005
5.00%, 07/01/26 (c)	250		262,451
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
5.00%, 07/01/26 (c)	570		594,602
5.00%, 07/01/26 (c)	500		522,680
5.00%, 07/01/26 (c)	290		301,245
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB)
5.00%, 07/01/26 (c)	30		31,398
5.00%, 07/01/26 (c)	1,025		1,064,747
Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	130		136,475
Michigan Finance Authority, Charter County of Wayne Criminal Justice Center Project (RB) (SAW) 5.00%, 11/01/28 (c)	2,645		2,848,364
Michigan Finance Authority, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	140		117,885
Michigan Finance Authority, Local Government Loan Program, Series H-1 (RB)
5.00%, 10/01/24 (c)	725		734,434
5.00%, 11/15/26 (c)	150		155,494
Michigan Finance Authority, Tabaco Settlement, Series A (RB) 5.00%, 12/01/30 (c)	500		504,542
Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
5.00%, 12/01/27 (c)	585		599,071
5.00%, 06/01/27 (c)	75		78,665
Michigan State Building Authority, Series I (RB)
5.00%, 10/15/25 (c)	5		5,237
5.00%, 10/15/25 (c)	10		10,378
5.00%, 10/15/25 (c)	25		26,185
5.00%, 10/15/26 (c)	120		123,167
5.00%, 10/15/26 (c)	125		130,065
5.00%, 10/15/26 (c)	570		597,120

See Notes to Financial Statements

69

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	$100		$106,882
Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
3.10%, 06/01/26 (c)	1,370		1,236,297
3.35%, 06/01/26 (c)	135		117,823
State of Michigan Trunk Line, Series A (RB) 5.00%, 11/15/31 (c)	1,900		2,046,806
State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	410		386,701
State of Michigan, Environmental Program, Series A (GO) 3.00%, 05/15/30 (c)	750		611,083
Wayne County Airport Authority, Deroit Metropolitan Airport, Series A (RB) 5.00%, 12/01/28 (c)	560		595,275
			18,653,708
Minnesota: 1.0%
City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/28 (c)	125		127,269
County of Hennepin, Minnesota First Lien, Ballpark Project, Series A (RB) 5.00%, 12/15/26 (c)	1,000		1,049,521
Minneapolis-St. Paul Metropolitan Airports Commission, Series A (RB)
5.00%, 01/01/24 (c)	1,000		1,011,980
5.00%, 07/01/29 (c)	200		208,866
Minneapolis-St. Paul Metropolitan Airports Commission, Series B (RB)
5.00%, 01/01/27 (c)	325		339,858
5.00%, 01/01/27 (c)	515		539,536
Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,000		1,063,206
Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	500		530,232
State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 10/01/27 (c)	120		114,051
State of Minnesota, Various Purpose, Series A (GO)
5.00%, 10/01/27 (c)	400		430,697
5.00%, 08/01/29 (c)	1,000		1,065,692
5.00%, 08/01/29 (c)	1,000		1,080,085
	Par (000’s	)	Value
Minnesota (continued)
5.00%, 08/01/29	$400		$440,301
5.00%, 08/01/30 (c)	2,000		2,148,130
5.00%, 08/01/30 (c)	2,000		2,142,129
State of Minnesota, Various Purpose, Series D (GO)
2.25%, 08/01/26 (c)	925		839,165
3.00%, 10/01/27 (c)	1,000		932,343
3.00%, 10/01/27 (c)	1,000		942,385
University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	805		861,195
			15,866,641
Mississippi: 0.3%
State of Mississippi, Series A (GO)
5.00%, 10/01/27 (c)	430		461,020
5.00%, 10/01/27 (c)	880		941,744
State of Mississippi, Series A (RB)
5.00%, 10/15/28 (c)	400		418,950
5.00%, 10/15/28 (c)	550		569,186
5.00%, 10/15/28 (c)	1,000		1,040,725
State of Mississippi, Series B (GO) 4.00%, 10/01/29 (c)	295		281,843
State of Mississippi, Series C (GO) 5.00%, 10/01/28 (c)	1,005		1,067,209
			4,780,677
Missouri: 0.5%
City of Kansas, Series C (RB) 5.00%, 09/01/27 (c)	1,030		1,092,270
Curators of the University of Missouri, Series B (RB) 5.00%, 11/01/30	1,400		1,534,223
Health and Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 12/01/28 (c)	250		263,213
Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	685		676,603
Platte County Park Hill School District (GO) (SAW)
3.00%, 03/01/26 (c)	105		93,996
3.00%, 03/01/26 (c)	225		198,736
Springfield School District No. R-12 (GO) 4.00%, 03/01/29 (c)	650		648,057
Springfield School District No. R-12 (GO) (SAW)
4.00%, 03/01/28 (c)	95		96,443
4.00%, 03/01/29 (c)	1,415		1,401,032
5.00%, 03/01/29 (c)	450		473,854
St. Louis County, Convention Center, Series A (RB) 5.25%, 12/01/30 (c)	1,000		1,057,307
			7,535,734

See Notes to Financial Statements

70

	Par (000’s	)	Value
Montana: 0.1%
City of Forsyth, Rosebud County, Montana Pollution Control, Series A (RB) 3.90%, 03/01/23 (c)	$1,000		$929,458
Montana Facility Finance Authority, SCL Health System, Series A (RB) 5.00%, 01/01/29	150		162,115
			1,091,573
Nebraska: 0.4%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB) 5.00%, 09/01/34	3,300		3,295,191
Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/32	1,280		1,296,007
Omaha Public Power District, Electric System, Series A (RB) 5.00%, 12/01/27 (c)	100		105,775
Omaha Public Power District, Electric System, Series A (RB) (SAW) 5.00%, 02/01/29 (c)	1,125		1,223,691
			5,920,664
Nevada: 0.9%
Clark County, Las Vegas McCarran International Airport Passenger Facility, Series E (RB) 5.00%, 07/01/29 (c)	1,200		1,261,392
Clark County, Limited Tax (GO) 4.00%, 06/01/29 (c)	1,000		974,821
Clark County, Limited Tax, Series A (GO)
5.00%, 06/01/28 (c)	150		157,822
5.00%, 06/01/28 (c)	1,110		1,192,514
Clark County, Limited Tax, Series C (GO)
3.00%, 07/01/27 (c)	270		228,327
3.00%, 07/01/27 (c)	305		268,194
Clark County, Nevada McCarran International Airport, Series B (RB) 5.00%, 07/01/29 (c)	275		291,784
Clark County, Nevada McCarran International, Airport Passenger Facility, Series E (RB) 5.00%, 07/01/29 (c)	470		497,273
Clark County, School District, Series A (GO) (AGM)
5.00%, 06/15/30 (c)	915		974,332
5.00%, 06/15/30 (c)	1,000		1,075,538
Clark County, School District, Series B (GO) 4.00%, 11/01/26 (c)	155		156,936
	Par (000’s	)	Value
Nevada (continued)
Clark County, School District, Series C (GO) 5.00%, 12/15/27 (c)	$1,050		$1,105,611
Clark County, School, District, Series B (GO) 4.00%, 11/01/26 (c)	250		251,219
Clark County, School, District, Series B (GO) (BAM) 3.00%, 06/15/30 (c)	1,500		1,142,420
Clark County, Water Reclamation District (GO) 3.00%, 07/01/26 (c)	630		613,192
Clark County. Limited Tax Bond Bank, Series B (GO) 5.00%, 11/01/26 (c)	300		317,340
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB)
4.00%, 06/01/27 (c)	1,000		1,004,329
5.00%, 06/01/27 (c)	795		843,322
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
3.38%, 06/01/28 (c)	325		293,878
4.00%, 06/01/28 (c)	760		765,837
4.00%, 06/01/28 (c)	760		768,552
Truckee Meadows Water Authority (RB)
5.00%, 07/01/26 (c)	30		31,403
5.00%, 07/01/26 (c)	355		369,497
			14,585,533
New Jersey: 4.0%
County of Hudson (GO)
2.00%, 11/15/28 (c)	685		488,773
2.00%, 11/15/28 (c)	2,000		1,454,814
2.12%, 11/15/28 (c)	265		188,948
New Jersey Economic Development Authority, Montclair State University Student Housing Project (RB) (AGM) 4.00%, 06/01/27 (c)	275		266,787
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB) (BAM) 3.12%, 07/01/27 (c)	755		661,733
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	260		265,895
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	1,000		1,018,504

See Notes to Financial Statements

71

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	$380		$391,810
New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
5.00%, 06/15/27 (c)	615		619,922
5.00%, 06/15/27 (c)	935		948,005
New Jersey Economic Development Authority, School Facilities Construction, Series LLL (RB) 5.00%, 12/15/29 (c)	1,250		1,250,708
New Jersey Economic Development Authority, School Facilities Construction, Series MMM (RB) 4.00%, 12/15/29 (c)	1,080		975,108
New Jersey Economic Development Authority, State House Project, Series B (RB)
4.00%, 12/15/28 (c)	1,290		1,272,401
5.00%, 12/15/28 (c)	315		320,619
New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 4.00%, 09/01/24 (c)	1,000		959,091
New Jersey Educational Facilities Authority, Princeton University, Series C (RB)
2.00%, 03/01/31 (c)	2,000		1,405,067
2.00%, 03/01/31 (c)	1,975		1,419,034
2.00%, 03/01/31 (c)	1,000		736,186
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/27 (c)	500		531,362
New Jersey Health Care Facilities Financing Authority, Inspira Health, Series A (RB) 3.38%, 07/01/27 (c)	360		317,225
New Jersey Health Care Facilities Financing Authority, Robert Wood Jonson University Hospital, Series A (RB) 5.25%, 07/01/23 (c)	2,355		2,370,868
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Series A (RB) 4.00%, 07/01/26 (c)	1,590		1,528,837
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Valley Health System (RB) 5.00%, 07/01/29 (c)	$1,000		$1,033,263
New Jersey State Turnpike Authority, Series B (RB)
5.00%, 01/01/28 (c)	1,080		1,135,090
5.00%, 01/01/28 (c)	2,900		3,044,354
5.00%, 01/01/28 (c)	115		121,296
New Jersey State, COVID-19, Series A (GO)
4.00%, 06/01/32	1,135		1,128,034
5.00%, 06/01/29	1,000		1,080,918
New Jersey Transportation Trust Fund Authority, Series A (RB)
4.00%, 12/15/28 (c)	2,830		2,701,653
5.00%, 12/15/28 (c)	1,395		1,416,964
5.00%, 12/15/28 (c)	1,000		999,516
5.00%, 12/15/28 (c)	1,100		1,108,767
5.00%, 12/15/28	500		520,850
5.00%, 06/15/26 (c)	435		446,811
5.00%, 06/15/31 (c)	500		511,909
New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 4.10%, 06/15/26 (c)	780		766,024
New Jersey Transportation Trust Fund Authority, Series AA (RB)
5.00%, 12/15/30 (c)	1,200		1,183,427
5.00%, 06/15/23 (c)	1,500		1,507,851
New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24 (c)	1,720		1,733,787
New Jersey Turnpike Authority, Series A (RB)
4.00%, 01/01/27 (c)	135		131,453
5.00%, 01/01/27 (c)	270		281,673
5.00%, 01/01/27 (c)	1,625		1,710,104
5.00%, 07/01/24 (c)	4,000		4,082,024
New Jersey Turnpike Authority, Series E (RB)
5.00%, 01/01/28 (c)	200		210,950
5.00%, 01/01/28 (c)	115		122,466
New Jersey Turnpike Authority, Series G (RB) 5.00%, 01/01/28 (c)	1,000		1,043,954
New Jersey Turnpike Authority, Series G (RB) (AGM) 4.00%, 01/01/28 (c)	2,130		2,116,868
State of New Jersey, Series A (GO) 3.00%, 06/01/32	250		216,613
State of New Jersey, Various Purposes (GO)
2.00%, 12/01/29 (c)	3,000		2,502,519
2.00%, 12/01/29 (c)	3,000		2,225,807

See Notes to Financial Statements

72

	Par (000’s	)	Value
New Jersey (continued)
2.00%, 12/01/29 (c)	$3,000		$2,100,175
5.00%, 12/01/29 (c)	5,000		5,202,533
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/28 (c)	2,755		2,812,670
5.00%, 06/01/28 (c)	225		227,413
5.00%, 06/01/28 (c)	195		200,642
5.00%, 06/01/28 (c)	250		254,237
5.00%, 06/01/28 (c)	500		512,366
			65,786,678
New York: 18.5%
City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	500		439,803
City of New York, Series A (GO)
4.00%, 08/01/26 (c)	485		462,186
4.00%, 08/01/31 (c)	600		547,859
5.00%, 08/01/26 (c)	1,810		1,887,305
5.00%, 08/01/30	415		456,961
City of New York, Series A-1 (GO)
5.00%, 08/01/29	1,000		1,092,534
5.00%, 09/01/32 (c)	2,000		2,121,655
City of New York, Series B-1 (GO)
4.00%, 12/01/26 (c)	250		234,573
5.00%, 10/01/27 (c)	100		103,830
5.00%, 10/01/29 (c)	1,125		1,208,322
5.00%, 10/01/29 (c)	500		543,598
5.00%, 11/01/30	1,000		1,103,177
5.00%, 12/01/26 (c)	395		413,185
5.00%, 08/01/29	2,000		2,185,069
5.25%, 10/01/27 (c)	920		989,268
City of New York, Series C (GO) 5.00%, 02/01/25 (c)	1,165		1,190,728
City of New York, Series C and D (GO) 5.00%, 02/01/26 (c)	110		115,684
City of New York, Series C-1 (GO) (SD CRED PROG) 5.00%, 08/01/30	2,000		2,202,221
City of New York, Series D-1 (GO) (BAM) 5.00%, 03/01/30 (c)	1,565		1,641,562
City of New York, Series E (GO) 5.00%, 08/01/26 (c)	540		563,063
City of New York, Series E-1 (GO)
5.00%, 03/01/28 (c)	1,015		1,070,220
5.25%, 03/01/28 (c)	1,000		1,059,795
5.25%, 03/01/28 (c)	1,500		1,624,808
City of New York, Series F-1 (GO)
5.00%, 04/01/28 (c)	250		259,694
5.00%, 04/01/28 (c)	1,435		1,465,308
City of New York, Series L (GO) 5.00%, 04/01/29 (c)	655		701,482
	Par (000’s	)	Value
New York (continued)
City of New York, Series L-5 (GO) 5.00%, 04/01/31 (c)	$1,865		$2,001,034
City of New York, Series L-6 (GO)
5.00%, 04/01/28	175		188,598
5.00%, 04/01/29 (c)	1,000		1,087,085
City of Troy, Capital Resource Corp., Series A (RB)
5.00%, 09/01/30 (c)	500		506,225
5.00%, 09/01/30 (c)	1,795		1,875,341
County of Nassau, Interim Finance Authority, Public Benefit Corp., Series A (RB) 5.00%, 05/15/31 (c)	1,500		1,633,160
County of Nassau, Series C (GO) 5.00%, 10/01/27 (c)	600		635,416
Hudson Yards Infrastructure Corp., Series A (RB)
5.00%, 02/15/27 (c)	1,700		1,778,683
5.00%, 02/15/27 (c)	460		479,443
5.00%, 02/15/27 (c)	1,400		1,470,293
5.00%, 02/15/27 (c)	3,025		3,189,474
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/27 (c)	305		318,952
5.00%, 09/01/27 (c)	750		777,435
5.00%, 09/01/27 (c)	500		520,673
5.00%, 09/01/28 (c)	1,035		1,071,072
Long Island Power Authority, Electric System, Series A (RB) 3.00%, 09/01/28 (c)	450		368,777
Long Island Power Authority, Electric System, Series B (RB)
5.00%, 09/01/26 (c)	40		42,048
5.00%, 09/01/26 (c)	2,000		2,046,218
Metropolitan Transportation Authority, Series A (RB) 4.00%, 11/15/26 (c)	340		309,840
Metropolitan Transportation Authority, Series B (RB)
4.00%, 11/15/26 (c)	215		192,730
5.00%, 11/15/26 (c)	310		314,437
5.00%, 11/15/28	2,380		2,425,868
5.00%, 11/15/28	380		387,518
Metropolitan Transportation Authority, Series B-2 (RB)
5.00%, 11/15/26 (c)	15		15,794
5.00%, 11/15/27 (c)	1,185		1,247,532
5.00%, 11/15/27 (c)	200		212,150
Metropolitan Transportation Authority, Series C-1 (RB)
4.00%, 05/15/28 (c)	1,980		1,839,391
4.00%, 05/15/28 (c)	395		354,086
5.00%, 11/15/26 (c)	155		157,219
5.00%, 05/15/28 (c)	2,540		2,532,258
5.00%, 05/15/28 (c)	1,445		1,451,098
5.00%, 05/15/28 (c)	1,540		1,550,357
5.00%, 05/15/28 (c)	1,260		1,288,676

See Notes to Financial Statements

73

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
5.00%, 05/15/28 (c)	$810		$799,016
5.00%, 05/15/28 (c)	470		479,522
Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	1,035		603,937
Metropolitan Transportation Authority, Series D (RB)
3.12%, 11/15/26 (c)	265		212,393
4.00%, 11/15/26 (c)	400		371,594
5.00%, 05/15/28 (c)	535		533,369
5.00%, 05/15/28 (c)	1,570		1,572,263
5.00%, 05/15/28 (c)	1,085		1,092,297
Metropolitan Transportation Authority, Series E (RB)
5.00%, 11/15/23 (c)	1,775		1,769,589
5.00%, 11/15/30	1,000		1,009,231
Monroe County, Industrial Development Corp. (RB) 3.00%, 12/01/30 (c)	865		602,566
New York City Housing Development Corp. (RB) (FHA 542(C)) 2.10%, 05/01/29 (c)	2,000		1,404,930
New York City Housing Development Corp., Multi- Family Housing, Series A (RB) (AGC) 2.90%, 04/01/30 (c)	1,000		772,538
New York City Housing Development Corp., Multi- Family Housing, Series A-1 (RB) 3.70%, 11/15/23 (c)	2,000		1,793,049
New York City Housing Development Corp., Multi- Family Housing, Series A-1-C (RB) 2.35%, 05/01/28 (c)	1,100		826,257
New York City Industrial Development Agency (RB) (AGM)
4.00%, 01/01/31 (c)	500		497,185
4.00%, 09/01/30 (c)	1,500		1,494,650
5.00%, 01/01/31	2,700		2,901,679
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM) 2.00%, 01/01/31 (c)	1,250		778,731
New York City Industrial Development Agency, Yankee Stadium Project, Series A (RB) (AGM) 5.00%, 03/01/30	2,145		2,277,281
New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB)
5.00%, 12/15/29 (c)	1,000		1,078,974
5.00%, 06/15/27 (c)	960		989,905
	Par (000’s	)	Value
New York (continued)
New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB) 5.00%, 06/15/27 (c)	$310		$326,200
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) 5.00%, 12/15/26 (c)	1,000		1,026,046
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC-1 (RB) 5.25%, 12/15/26 (c)	2,000		2,086,118
New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB)
5.00%, 06/15/23 (c)	1,000		1,005,920
5.00%, 06/15/23 (c)	4,500		4,529,115
5.00%, 06/15/31	1,865		2,073,845
New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	215		224,802
New York City Municipal Water Finance Authority, Water and Sewer System, Series FF-2 (RB) 5.00%, 06/15/29 (c)	500		532,077
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/31 (c)	1,400		1,100,788
4.00%, 07/15/31 (c)	1,375		1,307,650
5.00%, 07/15/31 (c)	1,000		1,084,245
New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 5.00%, 07/15/28 (c)	1,010		1,075,816
New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/28 (c)	1,605		1,686,337
5.00%, 07/15/28 (c)	1,000		1,040,446
New York City Transitional Finance Authority, Building Aid, Series S-4 (RB) (SAW)
5.00%, 07/15/28 (c)	500		525,339
5.00%, 07/15/28 (c)	100		106,516
5.25%, 07/15/28 (c)	415		439,155
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
3.00%, 11/01/30 (c)	2,000		1,593,964
5.00%, 11/01/30 (c)	3,000		3,161,655

See Notes to Financial Statements

74

	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
4.00%, 05/01/26 (c)	$630		$634,393
5.00%, 11/01/31 (c)	1,000		1,089,361
5.00%, 05/01/26 (c)	280		292,574
5.00%, 05/01/26 (c)	450		464,236
5.00%, 05/01/26 (c)	655		671,638
5.00%, 05/01/26 (c)	880		904,946
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-2 (RB) 5.00%, 08/01/27 (c)	2,000		2,051,242
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
5.00%, 11/01/22 (c)	1,000		1,000,000
5.00%, 08/01/24 (c)	260		267,053
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
4.00%, 08/01/27 (c)	115		109,299
4.00%, 08/01/31 (c)	1,190		1,084,477
5.00%, 05/01/27 (c)	1,065		1,113,919
5.00%, 08/01/26 (c)	690		718,000
5.00%, 08/01/26 (c)	895		925,000
5.00%, 08/01/26 (c)	540		560,003
5.00%, 08/01/26 (c)	530		555,280
5.00%, 08/01/27 (c)	125		132,399
5.00%, 08/01/27 (c)	1,000		1,047,937
5.00%, 08/01/27 (c)	350		363,950
5.00%, 08/01/28 (c)	780		814,484
5.00%, 08/01/30 (c)	1,000		1,092,923
5.00%, 08/01/31 (c)	1,000		1,064,263
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
5.00%, 11/01/25 (c)	20		20,949
5.00%, 05/01/27 (c)	2,280		2,398,953
5.00%, 05/01/27 (c)	900		937,583
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 11/01/30 (c)	1,690		1,541,713
5.00%, 11/01/30 (c)	1,400		1,508,731
5.00%, 11/01/30 (c)	4,500		4,712,406
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	100		90,942
	Par (000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
5.00%, 02/01/25 (c)	$155		$158,189
5.00%, 02/01/26 (c)	1,500		1,553,629
5.00%, 02/01/27 (c)	1,190		1,248,990
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series G-1 (RB) 4.00%, 11/01/30	6,000		6,144,882
New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
4.00%, 10/01/26 (c)	850		864,959
4.00%, 10/01/26 (c)	745		753,890
New York State Dormitory Authority, Columbia University, Series A (RB) (FHA) 5.00%, 10/01/28	115		125,973
New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	25		27,012
New York State Dormitory Authority, Cornell University, Series D (RB) 5.00%, 07/01/33	110		123,393
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/29 (c)	1,000		923,004
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/28 (c)	1,000		968,251
5.00%, 08/01/28 (c)	1,890		1,814,330
New York State Dormitory Authority, New School University, Series A (RB) 5.00%, 01/01/27 (c)	250		257,072
New York State Dormitory Authority, New York University, Series A (RB)
4.00%, 02/15/27 (c)	1,000		983,579
5.00%, 03/15/24 (c)	2,150		2,185,519
5.00%, 07/01/25 (c)	3,000		3,124,458
5.00%, 07/01/26 (c)	260		273,435
5.00%, 07/01/27 (c)	445		476,270
5.00%, 07/01/27 (c)	200		212,766
5.00%, 07/01/27 (c)	250		266,456
5.00%, 07/01/28 (c)	385		412,204
5.00%, 07/01/29 (c)	370		405,845
New York State Dormitory Authority, New York University, Series A (RB) (AGC) 5.00%, 03/15/28 (c)	1,250		1,294,582

See Notes to Financial Statements

75

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(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, School Districts Bond Financing Program, Series A (RB) (SAW)
5.00%, 10/01/26 (c)	$1,325		$1,390,218
5.00%, 10/01/26 (c)	1,200		1,254,608
New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) (AGM) 2.00%, 07/01/29 (c)	850		647,277
New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
3.00%, 09/15/30 (c)	3,120		2,398,243
4.00%, 02/15/27 (c)	475		454,395
4.00%, 03/15/31 (c)	2,795		2,582,715
4.00%, 09/15/30 (c)	1,135		1,059,800
5.00%, 02/15/27 (c)	595		622,779
5.00%, 02/15/27 (c)	1,375		1,453,446
5.00%, 02/15/27 (c)	1,000		1,048,997
5.00%, 03/15/25 (c)	195		200,191
5.00%, 03/15/29	2,085		2,264,162
5.00%, 03/15/29 (c)	3,910		4,109,203
5.00%, 03/15/29 (c)	1,950		2,035,831
5.00%, 03/15/29	100		108,593
5.00%, 03/15/29 (c)	2,370		2,516,139
5.00%, 03/15/30	3,000		3,285,628
5.00%, 03/15/31 (c)	4,000		4,309,484
5.25%, 09/15/28 (c)	1,305		1,381,191
New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
5.00%, 08/15/27 (c)	2,270		2,328,420
5.00%, 08/15/27 (c)	2,000		2,107,557
New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	385		392,393
New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
5.00%, 02/15/30	1,435		1,570,590
5.00%, 02/15/30 (c)	2,000		2,151,702
5.00%, 08/15/26 (c)	315		333,595
5.00%, 08/15/26 (c)	940		981,188
New York State Dormitory Authority, State Personal Income Tax, Series D (RB) (BAM) 5.00%, 02/15/30 (c)	115		124,255
New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
4.00%, 03/15/32 (c)	2,000		1,867,490
4.00%, 03/15/32 (c)	1,500		1,386,073
5.00%, 08/15/26 (c)	2,000		2,035,975
5.00%, 09/15/25 (c)	3,000		3,114,190
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Sales Tax, Series A (RB)
5.00%, 01/01/27 (c)	$250		$250,536
5.00%, 03/15/24 (c)	340		346,392
5.00%, 03/15/24 (c)	115		117,131
5.00%, 03/15/27 (c)	515		535,935
5.00%, 03/15/27 (c)	305		317,956
5.00%, 03/15/27 (c)	2,110		2,184,597
5.00%, 03/15/27 (c)	1,000		1,036,307
5.00%, 09/15/26 (c)	60		62,658
5.00%, 09/15/26 (c)	140		146,511
New York State Dormitory Authority, State Sales Tax, Series B (RB) 5.00%, 09/15/25 (c)	170		176,236
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/28 (c)	520		555,075
5.00%, 03/15/28 (c)	1,970		2,068,701
New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB) 5.00%, 08/01/28 (c)	1,000		927,743
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
5.00%, 06/15/26 (c)	415		436,069
5.00%, 06/15/26 (c)	765		805,968
5.00%, 06/15/27 (c)	405		432,867
5.00%, 06/15/27 (c)	150		157,091
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB)
4.00%, 06/15/29 (c)	1,530		1,442,575
5.00%, 06/15/29 (c)	1,250		1,325,032
New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
3.00%, 06/15/27 (c)	495		453,976
5.00%, 06/15/27 (c)	1,000		1,052,502
5.00%, 06/15/27 (c)	500		525,538
New York State Housing Finance Agency, Series H (RB) (AGM) 2.10%, 05/01/29 (c)	895		640,564
New York State Thruway Authority, Series A (RB)
5.00%, 01/01/26 (c)	650		668,023
5.00%, 01/01/26 (c)	600		613,773
New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	800		733,669

See Notes to Financial Statements

76

	Par (000’s	)	Value
New York (continued)
New York State Thruway Authority, Series L (RB)
3.50%, 01/01/28 (c)	$1,120		$969,763
5.00%, 01/01/28 (c)	1,300		1,370,043
5.00%, 01/01/28 (c)	1,500		1,588,611
New York State Thruway Authority, State Personal Income, Series A-1 (RB)
5.00%, 03/15/31 (c)	800		854,968
5.00%, 03/15/31 (c)	2,000		2,156,223
New York State Urban Development Corp., Series A (RB) 5.00%, 09/15/31 (c)	4,500		4,759,738
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/23 (c)	1,800		1,809,716
5.00%, 03/15/27 (c)	325		340,656
5.00%, 03/15/27 (c)	750		792,343
5.00%, 09/15/29	2,000		2,180,119
5.00%, 09/15/30 (c)	1,475		1,554,691
New York State Urban Development Corp., State Personal Income, Series C (RB)
4.00%, 09/15/30 (c)	1,000		972,621
4.00%, 09/15/30 (c)	1,000		935,743
5.00%, 09/15/27 (c)	350		370,953
5.00%, 09/15/27 (c)	4,295		4,521,548
5.00%, 09/15/30 (c)	250		265,610
New York State Urban Development Corp., State Sales Tax, Series A (RB) 5.00%, 09/15/29 (c)	1,000		1,054,328
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Series C (RB)
5.00%, 12/01/30 (c)	1,000		960,411
5.00%, 12/01/30	1,150		1,164,815
5.00%, 12/01/30 (c)	750		729,980
Port Authority of New York and New Jersey, Series 178 (RB) 5.00%, 12/01/23 (c)	2,000		2,027,135
Port Authority of New York and New Jersey, Series 205 (RB)
5.00%, 11/15/27 (c)	840		896,245
5.00%, 11/15/27 (c)	1,000		1,058,577
5.00%, 11/15/27 (c)	2,500		2,622,135
Port Authority of New York and New Jersey, Series 209 (RB) 5.00%, 07/15/28 (c)	500		520,023
Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	500		524,800
	Par (000’s	)	Value
New York (continued)
Port Authority of New York and New Jersey, Series 217 (RB) 5.00%, 11/01/29 (c)	$500		$520,658
Port Authority of New York and New Jersey, Series 222 (RB)
4.00%, 07/15/30 (c)	2,600		2,447,195
4.00%, 07/15/30 (c)	3,975		3,691,248
5.00%, 07/15/30 (c)	1,000		1,045,161
5.00%, 07/15/30 (c)	1,000		1,062,115
State of New York Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	615		551,837
State of New York Mortgage Agency, Series 205 (RB) 3.12%, 10/01/26 (c)	460		407,727
Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	10		10,043
Suffolk County, New York Public Improvement, Series C (GO)
4.00%, 09/01/30 (c)	1,000		909,529
5.00%, 09/01/30 (c)	1,500		1,563,257
Triborough Bridge and Tunnel Authority, Series A (RB)
5.00%, 11/15/31 (c)	1,225		1,303,126
5.00%, 05/15/26 (c)	20		20,934
Triborough Bridge and Tunnel Authority, Series B (RB)
5.00%, 11/15/31	1,000		1,103,620
5.00%, 05/15/27 (c)	1,550		1,636,487
5.00%, 05/15/27 (c)	1,000		1,021,678
5.00%, 05/15/27 (c)	1,350		1,431,207
5.00%, 05/15/27 (c)	1,035		1,101,524
5.00%, 05/15/27 (c)	1,255		1,310,745
5.00%, 05/15/27 (c)	1,070		1,124,387
Triborough Bridge and Tunnel Authority, Series C (RB) 5.00%, 11/15/28	500		542,825
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27 (c)	845		852,503
5.00%, 06/01/27 (c)	500		506,386
5.00%, 06/01/27 (c)	285		293,085
5.00%, 06/01/27 (c)	130		133,961
5.00%, 06/01/27 (c)	1,140		1,157,623
Utility Debt Securitization Authority (RB)
5.00%, 12/15/25 (c)	1,500		1,561,170
5.00%, 12/15/25 (c)	2,830		2,920,924
5.00%, 12/15/27 (c)	2,000		2,094,591
Utility Debt Securitization Authority, Series A (RB)
5.00%, 06/15/26 (c)	610		637,589
5.00%, 06/15/26 (c)	500		517,807
Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,135		1,194,202

See Notes to Financial Statements

77

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Utility Debt Securitization Authority, Series E (RB) 5.00%, 12/15/32 (c)	$2,000		$2,204,248
Wetschester County, Local Development Corp., Pace University, Series A (RB) 5.00%, 05/01/24 (c)	1,000		972,729
			305,890,772
North Carolina: 1.5%
Charlotte-Mecklenburg Hospital Authority, Atrium Health Variable Rate Health Care, Series D (RB) 5.00%, 12/01/31 (p)	3,000		3,194,475
County of Mecklenburg, Series A (GO)
4.00%, 04/01/27 (c)	900		916,273
4.00%, 04/01/27 (c)	1,000		1,022,971
County of Mecklenburg, Series B (GO) 2.00%, 12/01/26 (c)	250		211,496
County of Wake (RB)
3.00%, 03/01/31 (c)	1,500		1,265,994
4.00%, 03/01/31 (c)	850		840,624
County of Wake, Series A (RB)
3.12%, 08/01/28 (c)	150		132,081
5.00%, 12/01/26 (c)	500		529,869
North Carolina Charlotte Douglas International Airport, Series A (RB) 4.00%, 07/01/31 (c)	1,000		904,453
North Carolina Municipal Power Agency No. 1, Series A (RB) 5.00%, 01/01/30 (c)	1,000		1,062,304
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/27 (c)	500		502,566
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	380		400,120
North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
4.00%, 01/01/28 (c)	890		888,583
4.00%, 01/01/28 (c)	360		356,640
4.00%, 01/01/28 (c)	800		780,514
State of North Carolina, Department of State Treasurer, Series B (GO) 2.12%, 06/01/29 (c)	625		454,441
State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/29 (c)	2,500		2,702,398
	Par (000’s	)	Value
North Carolina (continued)
5.00%, 03/01/31 (c)	$1,000		$1,093,926
State of North Carolina, Series A (GO)
3.00%, 06/01/28 (c)	1,000		921,239
3.00%, 06/01/28 (c)	380		339,726
5.00%, 06/01/28 (c)	1,140		1,237,372
5.00%, 06/01/30 (c)	1,100		1,218,940
State of North Carolina, Series A (RB) 5.00%, 05/01/29 (c)	1,000		1,083,161
State of North Carolina, Series B (RB)
3.00%, 05/01/27 (c)	800		732,727
5.00%, 05/01/27 (c)	880		936,915
University of North Carolina at Chapel Hill, Board of Govetnors, Series B (RB) 5.00%, 12/01/31 (c)	1,000		1,088,488
			24,818,296
North Dakota: 0.0%
County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	410		366,987
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series A (RB) 3.55%, 07/01/27 (c)	180		177,432
North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series D (RB) (SAW) 3.55%, 01/01/28 (c)	175		169,992
			714,411
Ohio: 2.4%
Akron Bath Copley Joint Township Hospital District (RB)
4.00%, 11/15/30 (c)	1,000		847,277
4.00%, 11/15/30 (c)	1,000		838,251
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	1,000		1,076,220
Buckeye Tobacco Settlement Financing Authority, Series A-2 (RB)
5.00%, 06/01/30 (c)	500		516,398
5.00%, 06/01/30 (c)	2,000		2,056,416
5.00%, 06/01/30 (c)	3,000		3,072,098
City of Cincinnati, Various Purpose, Series A (GO) 4.00%, 12/01/27 (c)	975		1,003,751
City of Columbus, Series 1 (GO)
4.00%, 10/01/27 (c)	200		203,179
5.00%, 10/01/27 (c)	750		806,834
City of Columbus, Various Purpose, Series A (GO) 5.00%, 04/01/30	1,000		1,099,702

See Notes to Financial Statements

78

	Par (000’s	)	Value
Ohio (continued)
City of Columbus, Various Purpose, Series B (GO) 5.00%, 04/01/29 (c)	$1,245		$1,355,209
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 12/01/29	1,250		1,328,089
5.00%, 02/01/28 (c)	1,030		1,077,860
5.00%, 02/01/28 (c)	445		469,043
5.00%, 06/01/30 (c)	1,000		1,063,786
County of Butler (RB)
4.00%, 11/15/27 (c)	400		367,276
5.00%, 11/15/27 (c)	1,805		1,845,231
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB) 5.00%, 02/15/27 (c)	100		101,814
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB)
5.00%, 11/01/27 (c)	120		126,001
5.00%, 11/01/27 (c)	125		130,546
5.00%, 11/01/27 (c)	145		150,729
County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	165		140,861
Cuyahoga Community College District (GO)
4.00%, 06/01/26 (c)	350		352,711
4.00%, 06/01/26 (c)	500		502,093
Northeast Ohio Regional Sewer District (RB) 3.00%, 11/15/29 (c)	1,000		830,944
Ohio State University, Multiyear Debt Issuance Program, Series A (RB) 5.00%, 12/01/29	2,225		2,446,060
Ohio Turnpike and Infrastructure Commission, Series A (RB)
5.00%, 02/15/28 (c)	500		534,379
5.00%, 02/15/28 (c)	500		531,473
5.00%, 02/15/28 (c)	1,845		1,976,694
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	1,200		1,278,172
Ohio Water Development Authority, Water Pollution Control, Series A (RB)
5.00%, 06/01/27 (c)	960		1,021,274
5.00%, 06/01/30 (c)	1,000		1,084,694
5.00%, 06/01/30 (c)	1,970		2,106,128
Ohio Water Development Authority, Water Pollution Control, Series B (RB) 5.00%, 12/01/25 (c)	40		42,030
State of Kent University (RB) 5.00%, 05/01/26 (c)	20		21,039
	Par (000’s	)	Value
Ohio (continued)
State of Ohio Hospital, Cleveland Clinic Health System, Series A (GO) 5.00%, 03/15/24 (c)	$480		$489,670
State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
4.00%, 01/01/28 (c)	760		728,162
5.00%, 01/01/28 (c)	135		143,421
5.00%, 01/01/28 (c)	140		148,267
5.00%, 01/01/28 (c)	130		136,631
5.00%, 01/01/28 (c)	425		453,005
State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
5.00%, 04/01/28 (c)	615		659,517
5.00%, 04/01/28 (c)	805		854,834
5.00%, 04/01/28 (c)	640		684,200
State of Ohio, Common Schools, Series A (GO) 5.00%, 03/15/24 (c)	25		25,483
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	165		142,292
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,000		1,056,018
State of Ohio, Infrastructure Project (RB)
5.00%, 12/15/30	200		220,323
5.00%, 12/15/31	1,225		1,355,439
State of Ohio, Major New State Infrastructure Improvement Bonds (RB) 5.00%, 06/15/26 (c)	225		236,345
State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	100		106,835
			39,844,704
Oklahoma: 0.2%
Canadian County Educational Facilities Authority, Mustang Public Schools (RB) 3.00%, 09/01/26 (c)	330		308,435
Grand River Dam Authority, Series A (RB)
5.00%, 12/01/26 (c)	515		541,695
5.00%, 12/01/26 (c)	100		105,338
Norman Regional Hospital Authority (RB) 3.25%, 09/01/29 (c)	750		520,521
Oklahoma Capitol Improvement Authority (RB) 4.00%, 07/01/26 (c)	155		154,006

See Notes to Financial Statements

79

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Oklahoma (continued)
Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	$565		$590,454
Oklahoma Turnpike Authority, Series E (RB)
5.00%, 01/01/27 (c)	155		163,928
5.00%, 01/01/27 (c)	300		316,780
			2,701,157
Oregon: 1.1%
Asante Health System, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) 5.00%, 08/15/30 (c)	720		744,714
Asante Health System, Hospital Facilities Authority of the City of Medford, Asante Projects, Series A (RB) (AGM) 5.00%, 08/15/30 (c)	700		721,749
City of Portland Oregon, Sewer System, Series A (RB) 3.00%, 09/01/30 (c)	2,350		1,889,670
Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,285		1,360,209
Deschutes Public Library District (GO) 4.00%, 06/01/31 (c)	2,000		1,940,587
Hillsboro School District No. 1J (GO) (SBG)
5.00%, 06/15/27 (c)	590		616,647
5.00%, 06/15/27 (c)	1,000		1,057,721
Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
0.01%, 06/15/27 (c)	1,010		634,184
0.01%, 06/15/27 (c)	1,215		804,195
Multnomah County School District No. 1J, Series B (GO) (SBG) 3.00%, 06/15/30 (c)	1,280		1,135,938
Salem-Keizer School District No. 24J (GO) (SBG)
4.00%, 06/15/28 (c)	740		732,493
4.00%, 06/15/30 (c)	2,000		1,870,372
5.00%, 06/15/28 (c)	545		583,594
Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	125		131,076
State of Oregon Department of Transportation, Highway User Tax, Series A (RB)
5.00%, 11/15/29 (c)	1,650		1,755,368
5.00%, 11/15/30 (c)	1,000		1,066,628
State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	450		447,192
	Par (000’s	)	Value
Oregon (continued)
State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	$10		$10,547
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.25%, 04/01/28 (c)	570		485,431
			17,988,315
Pennsylvania: 3.8%
Allegheny County Hospital Development Authority, Series A (RB)
5.00%, 04/01/28 (c)	1,120		1,145,731
5.00%, 04/01/28 (c)	1,000		1,033,253
5.00%, 07/15/29 (c)	360		379,316
5.00%, 07/15/29 (c)	810		841,408
Allegheny County, Sanitary Authority Sewer (RB) 5.00%, 12/01/25 (c)	1,000		1,032,369
Allegheny County, Sanitary Authority Sewer (RB) (AGM) 4.00%, 12/01/26 (c)	100		100,314
City of Philadelphia (GO) (AGM) 5.00%, 08/01/27 (c)	380		400,325
City of Philadelphia, Gas Works (RB) 5.00%, 10/01/26 (c)	880		907,747
City of Philadelphia, Gas Works, Series A (RB) (AGM) 5.00%, 08/01/30 (c)	825		853,909
City of Philadelphia, Series A (GO)
5.00%, 08/01/27 (c)	750		787,785
5.00%, 08/01/27 (c)	100		104,177
5.00%, 08/01/27 (c)	750		789,043
City of Philadelphia, Series A (RB) 5.00%, 07/01/29	1,500		1,602,410
City of Philadelphia, Series A (RB) (AGC) 4.00%, 07/01/30 (c)	1,000		911,941
City of Philadelphia, Series B (GO)
5.00%, 08/01/29 (c)	300		317,282
5.00%, 08/01/29 (c)	1,500		1,546,091
5.00%, 08/01/29 (c)	100		104,273
Commonwealth Financing Authority, Series A (RB) 5.00%, 06/01/30 (c)	250		269,399
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB)
5.00%, 06/01/28 (c)	775		807,468
5.00%, 06/01/28 (c)	415		428,480
5.00%, 06/01/28 (c)	265		275,156
Commonwealth of Pennsylvania (GO) 3.00%, 01/01/27 (c)	510		460,894

See Notes to Financial Statements

80

	Par (000’s	)	Value
Pennsylvania (continued)
3.00%, 05/01/30 (c)	$900		$728,217
3.00%, 09/15/26 (c)	1,055		880,667
4.00%, 01/01/27 (c)	600		604,361
4.00%, 05/15/31 (c)	2,000		1,957,563
4.00%, 09/15/26 (c)	170		160,469
Commonwealth of Pennsylvania (GO) (AGM) 3.00%, 09/15/26 (c)	395		344,927
Commonwealth of Pennsylvania, Second Series (GO) 4.00%, 08/15/25 (c)	1,500		1,419,656
Geisinger Authority Health System, Series C (RB) 5.00%, 04/01/30 (c) (p)	2,000		2,098,368
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	630		651,999
Montour County, Geisinger Health System, Series A-2 (RB) 5.00%, 02/15/27 (c)	1,990		2,043,271
Pennsylvania Economic Development Financing Authority, UPMC (RB)
4.00%, 09/15/26 (c)	100		90,354
5.00%, 09/15/26 (c)	385		398,919
Pennsylvania Economic Development Financing Authority, UPMC, Series A (RB)
3.38%, 11/15/27 (c)	1,000		880,754
4.00%, 11/15/27 (c)	205		188,990
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	125		127,034
Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB) 4.00%, 06/15/26 (c)	775		754,604
Pennsylvania Higher Educational Facilities Authority, The Trustee of University, Series A (RB)
4.00%, 08/15/26 (c)	1,000		1,015,903
4.00%, 08/15/26 (c)	1,450		1,480,044
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
3.12%, 08/15/27 (c)	150		132,854
5.00%, 08/15/27 (c)	270		281,376
5.00%, 08/15/27 (c)	275		288,936
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	$425		$384,630
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	700		616,928
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	315		291,086
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	1,620		1,471,466
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	300		267,687
Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	20		21,017
Pennsylvania Turnpike Commission (RB)
5.00%, 12/01/24 (c)	1,000		1,028,341
5.00%, 12/01/25 (c)	430		447,778
5.00%, 12/01/26 (c)	110		116,441
5.00%, 12/01/27 (c)	300		311,661
5.00%, 12/01/27 (c)	250		261,084
5.00%, 06/01/31 (c)	700		743,305
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) 5.00%, 12/01/26 (c)	1,000		1,048,559
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series B (RB) 5.00%, 12/01/26 (c)	875		923,183
Pennsylvania Turnpike Commission, Series A (RB)
5.00%, 12/01/26 (c)	310		325,902
5.00%, 12/01/26 (c)	750		784,771
5.00%, 12/01/29 (c)	500		530,705
5.00%, 12/01/29 (c)	1,000		1,036,355
5.00%, 12/01/32 (c)	1,000		1,073,189
Pennsylvania Turnpike Commission, Series A-2 (RB)
5.00%, 12/01/27 (c)	100		106,406
5.00%, 12/01/27 (c)	175		185,069
Pennsylvania Turnpike Commission, Series B (RB) 5.00%, 06/01/26 (c)	2,650		2,675,089
Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	510		527,274

See Notes to Financial Statements

81

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/27 (c)	$205		$213,485
Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	110		104,650
Philadelphia Gas Works Co., Fourteenth Series (RB)
5.00%, 10/01/26 (c)	735		756,034
5.00%, 10/01/26 (c)	970		995,293
5.00%, 10/01/26 (c)	680		695,762
Pittsburgh Water and Sewer Authority, Series B (RB) (AGM)
5.00%, 09/01/31	1,460		1,598,420
5.00%, 09/01/32	2,000		2,197,348
5.00%, 09/01/33	2,000		2,182,558
School District of Philadelphia, Series A (GO) (SAW)
5.00%, 09/01/28 (c)	450		474,865
5.00%, 09/01/28 (c)	660		682,359
5.00%, 09/01/28 (c)	250		264,450
School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	485		501,570
School District of the City of Erie (GO) (AGM) 5.00%, 04/01/29 (c)	220		232,697
Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	845		887,704
Sports & Exhibition Authority, Regional Asset District Sales Tax (RB) (AGM) 5.00%, 08/01/29 (c)	1,000		1,066,739
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (AGM)
5.00%, 12/01/26 (c)	1,750		1,799,210
5.00%, 12/01/26 (c)	260		266,039
Westmoreland County Municipal Authority (RB) (BAM) 5.00%, 08/15/25 (c)	765		795,600
			62,520,746
Rhode Island: 0.3%
Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26 (c)	380		399,557
Rhode Island Health and Educational Building Corp., Pooled Issue, Series A (RB) 5.00%, 05/15/26 (c)	110		115,659
	Par (000’s	)	Value
Rhode Island (continued)
Rhode Island Housing and Mortgage Finance Corp., Series 73-A (RB) (AGM) 2.10%, 10/01/29 (c)	$1,000		$752,845
Rhode Island Housing and Mortgage Finance Corp., Series 75-A (RB) 2.05%, 04/01/30 (c)	1,000		731,780
State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	345		307,577
State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	250		265,546
State of Rhode Island, Capital Development Loan, Series A (GO) 5.00%, 08/01/32 (c)	2,000		2,150,878
			4,723,842
South Carolina: 0.5%
Lancaster County School District (GO) 3.25%, 03/01/27 (c)	325		297,007
Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	100		104,145
Piedmont Municipal Power Agency, Series B (RB) 5.00%, 01/01/31 (c)	1,000		1,063,953
South Carolina Transportation Infrastructure Bank, Series A (RB) 5.00%, 10/01/28 (c)	100		105,419
South Carolina Transportation Infrastructure Bank, Series B (RB) 5.00%, 10/01/29	1,270		1,371,226
South Carolina, Public Service Authority, Series A (RB) 5.00%, 06/01/26 (c)	1,500		1,486,417
South Carolina, Public Service Authority, Series A (RB) (SAW) 5.00%, 12/01/30 (c)	3,000		3,104,078
			7,532,245
South Dakota: 0.0%
South Dakota Health and Educational Facilities Authority (RB)
5.00%, 09/01/27 (c)	255		263,464
5.00%, 09/01/27 (c)	100		102,846
South Dakota Housing Development Authority (RB) 3.70%, 11/01/26 (c)	25		23,899
			390,209

See Notes to Financial Statements

82

	Par (000’s	)	Value
Tennessee: 0.8%
Greeneville Health and Educational Facilities Board, Ballad Health, Series A (RB)
5.00%, 07/01/23 (c)	$550		$551,028
5.00%, 07/01/23 (c)	810		810,202
5.00%, 07/01/23 (c)	915		915,879
5.00%, 07/01/28 (c)	525		538,793
Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	150		158,560
Metropolitan Government of Nashville and Davidson County (GO)
4.00%, 07/01/26 (c)	545		548,652
4.00%, 07/01/26 (c)	580		579,066
4.00%, 07/01/27 (c)	275		272,316
5.00%, 07/01/26 (c)	235		247,002
Metropolitan Government of Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Center, Series A (RB) 5.00%, 07/01/26 (c)	130		130,670
Shelby County, Public Improvement, Series B (GO)
4.00%, 04/01/30 (c)	1,000		975,532
4.00%, 04/01/30 (c)	3,000		2,990,784
4.00%, 04/01/30 (c)	1,000		988,125
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 11/01/31 (c) (p)	4,000		3,899,902
Tennessee Housing Development Agency, Series B (RB) 3.70%, 07/01/26 (c)	75		72,728
			13,679,239
Texas: 8.7%
Aldine Independent School District, Series A (GO)
4.00%, 02/15/27 (c)	910		915,312
4.00%, 02/15/27 (c)	675		677,775
5.00%, 02/15/27 (c)	700		744,518
Arlington Independent School District (GO)
4.00%, 02/15/29 (c)	500		491,778
4.00%, 02/15/29 (c)	1,000		996,517
Austin Independent School District (GO) 4.00%, 08/01/26 (c)	100		101,060
Bexar County Hospital District (GO)
4.00%, 02/15/26 (c)	115		115,389
4.00%, 02/15/26 (c)	250		236,360
5.00%, 02/15/26 (c)	1,315		1,374,509
	Par (000’s	)	Value
Texas (continued)
Board of Regents of the University of Texas System, Series A (RB) 5.00%, 08/15/30	$2,500		$2,762,533
Board of Regents of the University of Texas System, Series A (RB) (AGM) 5.00%, 08/15/29 (c)	850		921,240
Board of Regents of the University of Texas System, Series B (RB) 5.00%, 08/15/29	2,040		2,234,816
Board of Regents of the University of Texas System, Series J (RB) 5.00%, 08/15/26 (c)	25		26,439
Central Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/31 (c)	930		978,910
City of Arlington, Senior Lien Special Tax (ST) (AGM)
5.00%, 02/15/25 (c)	305		315,210
5.00%, 02/15/25 (c)	150		155,246
City of Austin, Texas Electric Utility System, Series A (RB) 5.00%, 11/15/30	615		677,220
City of Austin, Water and Wastewater System (RB)
5.00%, 11/15/26 (c)	360		378,583
5.00%, 11/15/26 (c)	995		1,040,789
5.00%, 11/15/27 (c)	235		251,173
City of Dallas, Series A (GO) 3.00%, 02/15/29 (c)	600		493,924
City of Dallas, Series B (GO) 4.00%, 02/15/29 (c)	500		479,911
City of Dallas, Waterworks and Sewer System, Series A (RB)
5.00%, 10/01/26 (c)	565		594,285
5.00%, 10/01/26 (c)	600		629,086
5.00%, 10/01/26 (c)	900		949,341
City of Dallas, Waterworks and Sewer System, Series C (RB)
5.00%, 10/01/30 (c)	1,000		1,075,136
5.00%, 10/01/30 (c)	1,000		1,086,247
City of Denton, Utility System (RB)
5.00%, 12/01/26 (c)	1,000		1,035,949
5.00%, 12/01/26 (c)	965		1,007,769
City of El Paso (GO) 4.00%, 08/15/26 (c)	100		100,259
City of Houston, Airport System, Series B (RB) 5.00%, 07/01/28 (c)	235		247,593
City of Houston, Airport System, Series D (RB)
5.00%, 07/01/28 (c)	1,000		1,023,658
5.00%, 07/01/28 (c)	125		131,096

See Notes to Financial Statements

83

VANECK INTERMEDIATE MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
City of Houston, Combined Utility System, First Lien, Series A (RB) 5.00%, 11/15/30 (c)	$4,500		$4,867,254
City of Houston, Combined Utility System, First Lien, Series B (RB) 5.00%, 11/15/26 (c)	105		110,507
City of Houston, Combined Utility System, First Lien, Series C (RB) 4.00%, 11/15/30 (c)	1,500		1,414,985
City of Houston, Combined Utility System, First Lien, Series D (RB)
5.00%, 11/15/28 (c)	750		791,765
5.00%, 11/15/28 (c)	1,000		1,063,549
City of Houston, Public Improvement, Series A (GO)
4.00%, 03/01/27 (c)	2,000		1,859,734
5.00%, 03/01/27 (c)	1,000		1,057,164
5.00%, 03/01/29 (c)	1,215		1,310,508
5.00%, 03/01/29 (c)	1,000		1,069,816
City of Houston, Series A (GO)
5.00%, 03/01/26 (c)	180		187,586
5.00%, 03/01/26 (c)	515		537,588
5.00%, 03/01/27 (c)	500		526,927
5.00%, 03/01/27 (c)	520		546,584
City of Lubbock (GO) 5.00%, 02/15/25 (c)	105		108,704
City of San Antonio (GO) 5.00%, 08/01/28 (c)	205		219,845
City of San Antonio, Electric and Gas Systems (RB)
4.00%, 02/01/30	1,000		1,015,277
5.00%, 02/01/32 (c)	1,000		1,073,843
5.00%, 08/01/26 (c)	125		131,880
5.00%, 08/01/26 (c)	110		115,595
5.00%, 08/01/27 (c)	1,000		1,056,759
City of San Antonio, Electric and Gas Systems, Series B (RB) 4.00%, 02/01/33	1,000		1,001,452
City of San Antonio, General Improvement (GO) 5.00%, 08/01/29 (c)	325		352,159
Collin County, Community College District (GO) 3.25%, 08/15/27 (c)	500		452,670
4.00%, 08/15/27 (c)	925		936,777
Conroe Independent School District (GO) 5.00%, 02/15/28 (c)	100		106,394
Corpus Christi Independent School District (GO) 4.00%, 08/15/28 (c)	320		322,051
County of Bexar (GO) 5.00%, 06/15/26 (c)	290		307,058
	Par (000’s	)	Value
Texas (continued)
County of Dallas, Texas Combination Tax and Parking Garage (GO) 5.00%, 08/15/26 (c)	$260		$275,063
County of Denton, Series A (GO) 4.00%, 07/15/28 (c)	750		767,280
County of Fort Bend, Series B (GO)
4.00%, 03/01/26 (c)	500		506,841
5.00%, 03/01/26 (c)	20		20,993
County of Harris, Toll Road, Senior Lien, Series A (RB)
5.00%, 08/15/26 (c)	670		699,598
5.00%, 08/15/26 (c)	675		703,124
5.00%, 08/15/26	115		121,915
5.00%, 08/15/26 (c)	695		729,460
5.00%, 08/15/26 (c)	160		167,471
5.00%, 08/15/26 (c)	190		199,833
5.00%, 08/15/26 (c)	195		205,800
County of Harris, Unlimited Tax Road, Series A (GO)
5.00%, 10/01/25 (c)	2,645		2,761,295
5.00%, 10/01/25 (c)	395		412,702
Cypress-Fairbanks Independent School District (GO)
4.00%, 02/15/30 (c)	1,275		1,201,465
4.00%, 02/15/31 (c)	1,500		1,424,709
Cypress-Fairbanks Independent School District, Series A (GO)
3.00%, 02/15/31 (c)	500		447,386
5.00%, 02/15/29 (c)	1,805		1,952,220
Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	1,835		1,980,493
Dallas Independent School District (GO) 4.00%, 02/15/30 (c)	1,000		1,021,503
Eagle Mountain and Saginaw Independent School District (GO)
4.00%, 02/15/26 (c)	335		336,682
4.00%, 08/15/30 (c)	1,150		1,128,387
5.00%, 02/15/26 (c)	10		10,465
El Paso County Hospital District (GO) 4.00%, 08/15/27 (c)	250		220,857
Fort Bend Independent School District (GO)
4.00%, 08/15/27 (c)	635		642,563
5.00%, 08/15/27 (c)	645		689,290
Frisco Independent School District (GO)
4.00%, 02/15/27 (c)	500		503,792
4.00%, 08/15/30 (c)	1,350		1,372,761
4.00%, 08/15/30 (c)	1,345		1,313,670
5.00%, 02/15/29 (c)	2,000		2,123,319

See Notes to Financial Statements

84

	Par (000’s	)	Value
Texas (continued)
Garland Independent School District (GO) 4.00%, 02/15/25 (c)	$165		$166,753
Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	200		213,703
Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	250		259,125
Harris County, Cultural Education Facilities Finance Corp., TECO Project (RB)
4.00%, 11/15/27 (c)	950		953,046
5.00%, 11/15/27 (c)	850		903,463
5.00%, 11/15/27 (c)	300		318,949
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/29	330		354,219
Harris County, Flood Control District, Series A (GO)
5.00%, 10/01/25 (c)	275		287,402
5.00%, 10/01/25 (c)	480		501,240
Harris County, Flood Control District, Series A (RB)
4.00%, 10/01/27 (c)	1,000		947,656
5.00%, 10/01/27 (c)	210		223,313
5.00%, 10/01/27 (c)	250		268,152
Harris County, Flood Control District, Series B (GO) 5.00%, 10/01/25 (c)	400		418,039
Harris County, Toll Road, First Lien (RB) 4.00%, 08/15/30 (c)	1,100		1,029,853
Harris County, Toll Road, Senior Lien, Series A (RB)
5.00%, 02/15/28 (c)	1,170		1,253,397
5.00%, 02/15/28 (c)	260		275,413
Hays Consolidated Independent School District (GO)
4.00%, 02/15/27 (c)	500		502,918
4.00%, 02/15/27 (c)	800		802,661
Houston Independent School District, Limited Tax School House (GO)
5.00%, 02/15/27 (c)	750		795,673
5.00%, 02/15/27 (c)	540		568,255
Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/28 (c)	605		648,583
Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/27 (c)	120		127,000
	Par (000’s	)	Value
Texas (continued)
Lone Star College System (GO) 5.00%, 02/15/26 (c)	$400		$416,839
Lower Colorado River Authority (RB) (AGM) 5.00%, 05/15/31 (c)	1,000		1,073,086
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
5.00%, 05/15/26 (c)	275		288,333
5.00%, 05/15/30 (c)	1,250		1,303,644
Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/26 (c)	90		95,271
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) (AGC) 4.00%, 08/15/27 (c)	250		237,977
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) (NATL) 5.00%, 08/15/27 (c)	250		263,228
North Harris County Regional Water Authority (RB)
5.00%, 12/15/26 (c)	250		261,835
5.00%, 12/15/26 (c)	205		215,257
North Texas Municipal Water District, Water System (RB)
5.00%, 09/01/26 (c)	45		46,992
5.00%, 09/01/26 (c)	715		740,199
5.00%, 09/01/26 (c)	400		419,457
5.00%, 09/01/26 (c)	500		521,049
North Texas Tollway Authority System, Series B (RB)
4.00%, 01/01/31 (c)	2,000		1,895,614
4.00%, 01/01/31 (c)	2,250		2,063,403
4.00%, 01/01/31 (c)	1,975		1,935,720
North Texas Tollway Authority, First Tier, Series A (RB)
5.00%, 01/01/23 (c)	1,000		1,001,646
5.00%, 01/01/26 (c)	1,195		1,243,385
5.00%, 01/01/26 (c)	980		1,021,839
5.00%, 01/01/26 (c)	295		307,595
5.00%, 01/01/26 (c)	1,675		1,741,850
5.00%, 01/01/26 (c)	500		516,817
5.00%, 01/01/26 (c)	425		441,950
North Texas Tollway Authority, Second Tier, Series B (RB)
5.00%, 01/01/24 (c)	1,325		1,342,699
5.00%, 01/01/24 (c)	3,500		3,548,712
5.00%, 01/01/26 (c)	875		909,167
5.00%, 01/01/27 (c)	1,000		1,010,990
North Texas Tollway Authority, Second Tier, Series B (RB) (AGM) 4.00%, 01/01/27 (c)	450		440,264

See Notes to Financial Statements

85

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
Northside Independent School District (GO) 5.00%, 08/15/27 (c)	$880		$935,450
Northwest Independent School District, Series A (GO) 4.00%, 08/15/28 (c)	545		530,090
Port of Houston Authority of Harris County, Series A-2 (GO)
5.00%, 10/01/30 (c)	740		807,446
5.00%, 10/01/30 (c)	1,000		1,082,418
San Antonio Independent School District, Unlimited Tax School Building (GO)
4.00%, 08/15/28 (c)	500		491,780
5.00%, 08/15/28 (c)	1,025		1,100,616
San Antonio Water System, Junior Lien, Series A (RB)
5.00%, 05/15/28 (c)	500		530,857
5.00%, 05/15/30 (c)	500		545,556
Spring Independent School District (GO) 5.00%, 08/15/25 (c)	45		46,812
State of Texas, Transportation Commission, Highway Improvement (GO)
5.00%, 04/01/26 (c)	70		73,349
5.00%, 04/01/26 (c)	125		131,228
State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
5.00%, 04/01/26 (c)	400		419,929
5.00%, 04/01/26 (c)	500		525,899
State of Texas, Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 10/01/27 (c)	150		158,264
State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
5.00%, 10/01/27 (c)	240		253,222
5.00%, 10/01/27 (c)	465		492,081
Tarrant County Cultural Education Facilities Finance Corp. (RB) 5.00%, 05/15/26 (c)	80		82,996
Texas A&M University, Series D (RB) 4.00%, 05/15/26 (c)	10		10,156
Texas A&M University, Series E (RB) 5.00%, 05/15/27 (c)	100		106,040
Texas Municipal Gas Acquisition & Supply Corp. III (RB)
5.00%, 12/15/29	2,250		2,279,432
5.00%, 12/15/31	1,475		1,483,700
5.00%, 12/15/32	1,000		1,001,068
	Par (000’s	)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series A (RB)
4.00%, 12/31/30 (c)	$1,150		$1,005,673
4.00%, 12/31/30 (c)	1,390		1,229,405
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project, Series A (RB) 4.00%, 12/31/29 (c)	1,000		861,265
Texas State University System, Board of Regents, Series A (RB) 5.00%, 03/15/27 (c)	100		106,261
Texas State University System, Board of Regents, Series A (RB) (FHA) 4.00%, 03/15/29 (c)	650		627,474
Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	1,000		1,009,087
Texas Water Development Board (RB)
3.00%, 10/15/30 (c)	500		429,523
3.00%, 10/15/30 (c)	500		413,466
3.00%, 10/15/30 (c)	750		636,121
3.00%, 10/15/30 (c)	950		796,147
4.00%, 10/15/25 (c)	1,000		988,858
4.00%, 10/15/30 (c)	2,000		2,059,306
5.00%, 10/15/26 (c)	600		634,326
5.00%, 08/01/27 (c)	1,000		1,072,814
Texas Water Development Board, Series A (RB)
4.00%, 10/15/25 (c)	45		45,468
4.00%, 10/15/27 (c)	2,000		1,941,530
4.00%, 10/15/27 (c)	400		402,789
4.00%, 04/15/28 (c)	180		176,406
4.00%, 04/15/28 (c)	600		603,390
5.00%, 10/15/27 (c)	200		214,770
5.00%, 10/15/27 (c)	250		269,091
Texas Water Development Board, Series B (RB)
4.00%, 10/15/28 (c)	120		117,130
4.00%, 10/15/28 (c)	1,000		988,858
5.00%, 10/15/28 (c)	3,670		3,958,390
Trinity River Authority, Regional Wastewater System (RB) 5.00%, 08/01/27 (c)	670		714,841
University of Houston, Board of Regents, Series A (RB) 5.00%, 02/15/32 (c)	1,500		1,606,663
University of North Texas, Series A (RB)
5.00%, 04/15/27 (c)	75		79,047
5.00%, 04/15/27 (c)	140		146,080

See Notes to Financial Statements

86

	Par (000’s	)	Value
Texas (continued)
Via Metropolitan Transit Authority, Sales Tax (RB) 5.00%, 01/15/27 (c)	$135		$143,219
			144,224,417
Utah: 0.5%
Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	395		393,707
Intermountain Power Agency, Utah Power Supply, Series A (RB) 4.00%, 07/01/31 (c)	2,000		1,914,571
State of Utah (GO) 5.00%, 01/01/29 (c)	250		270,280
State of Utah, Series B (GO) 5.00%, 01/01/29 (c)	1,275		1,395,791
University of Utah, Board of Higher Education, Series B (RB) 5.00%, 08/01/32 (c)	2,220		2,384,793
University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	365		388,682
Utah Transit Authority, Subordinated Sales Tax (RB)
0.00%, 06/15/26 (c) ^	130		81,356
3.00%, 06/15/26 (c)	865		828,964
4.00%, 06/15/26 (c)	850		860,097
			8,518,241
Virginia: 1.6%
City of Richmond, Public Utility, Series A (RB) 5.00%, 01/15/26 (c)	1,520		1,598,507
County of Arlington, Public Improvement (GO) 4.00%, 06/15/29 (c)	1,990		1,962,457
County of Fairfax, Public Improvement, Series A (GO) 2.00%, 04/01/31 (c)	375		286,833
County of Fairfax, Public Improvement, Series A (GO) (SAW)
5.00%, 04/01/28 (c)	750		804,821
5.00%, 04/01/29 (c)	1,755		1,898,472
County of Loudoun, Economic Development Authority, Loudon County Public Facilities Project, Series A (RB) 3.00%, 12/01/29 (c)	1,500		1,236,341
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
3.00%, 02/01/31 (c)	2,750		2,240,538
4.00%, 02/01/30 (c)	1,500		1,429,235
5.00%, 02/01/26 (c)	110		115,615
5.00%, 02/01/30 (c)	1,950		2,096,838
	Par (000’s	)	Value
Virginia (continued)
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	$110		$99,377
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
5.00%, 02/01/28 (c)	880		941,171
5.00%, 02/01/28 (c)	120		128,488
5.00%, 02/01/28 (c)	450		480,138
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
5.00%, 09/01/26 (c)	30		31,745
5.00%, 09/01/26 (c)	1,000		1,053,767
5.00%, 09/01/26 (c)	20		21,164
Virginia Commonwealth Transportation Board (RB)
4.00%, 05/15/26 (c)	2,000		2,019,815
5.00%, 05/15/26 (c)	100		105,622
5.00%, 05/15/27 (c)	400		426,904
5.00%, 09/15/26 (c)	20		21,175
Virginia Commonwealth Transportation Board, Series A (RB)
4.00%, 11/15/27 (c)	180		176,661
5.00%, 11/15/27 (c)	120		128,140
5.00%, 11/15/27 (c)	800		851,860
Virginia Public Building Authority, Series A (RB)
3.00%, 08/01/26 (c)	695		632,665
3.12%, 08/01/28 (c)	1,050		927,467
4.00%, 08/01/27 (c)	250		254,828
5.00%, 08/01/30 (c)	1,000		1,077,373
5.00%, 08/01/30 (c)	1,000		1,087,571
Virginia Public Building Authority, Series A-2 (RB)
4.00%, 08/01/31 (c)	1,000		969,954
4.00%, 08/01/31 (c)	1,000		984,709
Virginia Public School Authority (RB) (SAW) 5.00%, 08/01/26 (c)	30		31,614
			26,121,865
Washington: 4.0%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series S-1 (RB)
5.00%, 11/01/26 (c)	110		116,907
5.00%, 11/01/31 (c)	2,000		2,199,569

See Notes to Financial Statements

87

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(unaudited) (continued)

	Par (000’s	)	Value
Washington (continued)
City of Seattle, Municipal Light and Power Improvement, Series A (RB)
4.00%, 01/01/28 (c)	$915		$902,052
4.00%, 07/01/31 (c)	1,000		948,915
City of Seattle, Water System Improvement (RB) 4.00%, 02/01/27 (c)	115		116,822
County of King (GO) 5.00%, 01/01/29 (c)	750		797,860
County of King (GO) (SAW) 5.00%, 01/01/29 (c)	1,000		1,088,134
County of King, School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	880		884,592
County of King, School District No. 401 (GO) (SBG)
3.12%, 12/01/26 (c)	690		626,938
5.00%, 12/01/26 (c)	700		741,188
County of King, School District No. 405 (GO) (SBG) 5.00%, 12/01/26 (c)	515		546,108
County of King, School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	635		643,106
County of King, School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	835		881,054
County of King, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	840		857,017
County of King, Washington Sewer Improvement, Series B (RB) 4.00%, 07/01/26 (c)	1,000		994,617
County of Kitsap, School District No. 401 (GO) (SBG) 4.00%, 06/01/26 (c)	15		15,271
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/26 (c)	185		195,538
5.00%, 07/01/27 (c)	400		423,277
5.00%, 07/01/28 (c)	695		745,580
5.00%, 07/01/30 (c)	1,930		2,094,201
Energy Northwest, Colombia Generating Station Electric, Series A (RB) (AGM)
5.00%, 07/01/29 (c)	1,000		1,058,499
5.00%, 07/01/29 (c)	500		526,605
5.00%, 07/01/30 (c)	1,415		1,508,433
Energy Northwest, Electric Generation Station, Series C (RB) 5.00%, 07/01/28 (c)	1,000		1,062,789
Energy Northwest, Project 3 Electric, Series A (RB)
5.00%, 07/01/26 (c)	130		137,451
5.00%, 07/01/27 (c)	725		775,860
	Par (000’s	)	Value
Washington (continued)
Energy Northwest, Project 3 Electric, Series C (RB) (AGM) 5.00%, 07/01/30 (c)	$1,000		$1,071,341
Grant and Douglas Counties School District No. 144-101 (GO) (SBG) 4.00%, 06/01/26 (c)	125		123,751
Kitsap County School District No. 401 (GO) (SBG)
4.00%, 06/01/26 (c)	1,250		1,256,381
4.00%, 06/01/26 (c)	1,000		995,506
Pierce County, School District No. 403 (GO) (SBG)
5.00%, 06/01/29 (c)	200		213,339
5.00%, 06/01/29 (c)	500		539,371
Pierce County, School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	175		177,215
Port of Seattle, Intermediate Lien (RB) 5.00%, 02/01/26 (c)	30		31,156
Puyallup School District No. 3 (GO) (SBG)
5.00%, 06/01/27 (c)	100		106,383
5.00%, 06/01/27 (c)	970		1,019,741
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	825		868,194
State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) (SBG) 5.00%, 06/01/30 (c)	1,000		1,096,909
State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO) 5.00%, 08/01/26 (c)	135		142,408
State of Washington, Series A (GO)
5.00%, 08/01/26 (c)	755		791,013
5.00%, 08/01/26 (c)	115		120,075
State of Washington, Series C (GO)
5.00%, 02/01/28 (c)	170		182,914
5.00%, 08/01/27 (c)	880		935,143
State of Washington, Series D (GO)
5.00%, 02/01/27 (c)	100		105,325
5.00%, 08/01/27 (c)	880		937,916
State of Washington, Various Purpose, Series A (GO)
5.00%, 08/01/26 (c)	200		210,975
5.00%, 08/01/26 (c)	245		258,445
5.00%, 08/01/26 (c)	495		520,917
5.00%, 08/01/26 (c)	580		612,664
5.00%, 08/01/27 (c)	500		531,331
5.00%, 08/01/27 (c)	500		526,417

See Notes to Financial Statements

88

	Par (000’s	)	Value
Washington (continued)
State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/31 (c)	$2,175		$2,342,125
State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/26 (c)	25		26,192
State of Washington, Various Purpose, Series R-B (GO)
5.00%, 01/01/26 (c)	105		110,170
5.00%, 08/01/26 (c)	145		153,375
State of Washington, Various Purpose, Series R-C (GO)
5.00%, 08/01/27 (c)	420		447,641
5.00%, 08/01/27 (c)	880		926,493
5.00%, 08/01/27 (c)	1,000		1,070,333
State of Washington, Various Purpose, Series R-D (GO) 5.00%, 08/01/27 (c)	1,320		1,411,046
Washington Health Care Facilities Authority, Multicare Health System, Series B (RB)
5.00%, 02/15/28 (c)	1,815		1,844,853
5.00%, 02/15/28 (c)	2,000		2,028,935
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series A (RB) 4.00%, 12/01/22 (c)	1,820		1,710,940
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB)
4.00%, 10/01/30 (p)	1,595		1,532,541
5.00%, 10/01/28 (c)	225		232,417
5.00%, 10/01/28 (c)	250		264,861
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ACA) 5.00%, 10/01/28	645		687,214
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	760		766,310
Washington State Housing Finance Commission, Series A (RB) 3.50%, 12/20/35	1,695		1,433,223
Washington State, Motor Vehicle Fuel Tax, Series A (GO) 5.00%, 06/01/30 (c)	1,050		1,122,410
Washington State, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 02/01/25 (c)	2,000		2,057,186
	Par (000’s	)	Value
Washington (continued)
Washington State, Motor Vehicle Fuel Tax, Series D (GO) 4.00%, 07/01/23 (c)	$2,000		$2,008,541
Washington State, Shoreline School District No. 412 (GO) (SBG) 4.00%, 12/01/28 (c)	1,000		956,028
Washington State, Various Purpose, Series A (GO)
5.00%, 02/01/29	1,000		1,090,431
5.00%, 08/01/30 (c)	1,000		1,064,004
5.00%, 08/01/31 (c)	1,500		1,606,383
5.00%, 08/01/31 (c)	1,250		1,342,729
Washington State, Various Purpose, Series C (GO)
5.00%, 02/01/28 (c)	1,000		1,051,655
5.00%, 02/01/29 (c)	1,080		1,134,571
5.00%, 02/01/30 (c)	1,000		1,066,898
			65,752,718
West Virginia: 0.4%
State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	270		286,713
State of West Virginia, Series A (GO)
5.00%, 06/01/29 (c)	500		527,526
5.00%, 06/01/29 (c)	1,000		1,093,855
State of West Virginia, Series B (GO)
5.00%, 06/01/28 (c)	675		723,955
5.00%, 06/01/28 (c)	200		213,475
West Virginia, Parkways Authority, Senior Lien Turnpike Toll (RB)
5.00%, 06/01/31 (c)	1,320		1,417,178
5.00%, 06/01/31 (c)	1,500		1,613,597
			5,876,299
Wisconsin: 1.1%
City of Madison, Series A (GO) 2.00%, 10/01/27 (c)	1,000		860,809
City of Milwaukee, Series N4 (GO)
5.00%, 04/01/26	200		208,718
5.00%, 04/01/27	100		105,384
Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	350		312,610
Public Finance Authority, KU Campus Development Corp., Central District Development Project (RB) 5.00%, 03/01/26 (c)	165		170,461

See Notes to Financial Statements

89

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SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Polution Control, Duke Energy Progress Project, Series A (RB) 3.70%, 10/01/30 (p)	$1,065		$1,017,981
Public Finance Authority, Providence St. Joseph Health, Series C (RB) 4.00%, 10/01/30 (p)	2,335		2,243,563
State of Wisconsin (GO)
5.00%, 11/01/26	315		335,631
5.00%, 05/01/26 (c)	150		157,895
5.00%, 05/01/27 (c)	500		529,952
5.00%, 05/01/27 (c)	450		478,801
5.00%, 05/01/27 (c)	250		267,038
5.00%, 05/01/27 (c)	295		315,335
5.00%, 05/01/27 (c)	460		489,441
State of Wisconsin, Series A (GO)
4.00%, 05/01/26 (c)	100		100,129
4.00%, 05/01/28 (c)	1,655		1,595,792
5.00%, 05/01/25 (c)	930		955,803
5.00%, 05/01/25 (c)	890		913,413
State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	500		504,594
Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	500		504,645
Wisconsin Department of Transportation (RB) 5.00%, 07/01/27 (c)	115		122,796
	Par (000’s	)	Value
Wisconsin (continued)
5.00%, 07/01/27 (c)	$480		$508,624
Wisconsin Department of Transportation, Series A (RB)
5.00%, 07/01/24 (c)	940		960,854
5.00%, 07/01/24 (c)	510		521,646
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group, Series A (RB) 5.00%, 08/15/28 (c)	1,020		1,092,788
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
4.00%, 05/15/26 (c)	1,500		1,390,836
4.00%, 05/15/26 (c)	1,000		966,519
5.00%, 05/15/26 (c)	35		36,545
5.00%, 05/15/26 (c)	100		103,979
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	500		483,019
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	125		129,388
			18,384,989
Total Municipal Bonds: 98.5% (Cost: $1,821,932,895)			1,624,141,100
Other assets less liabilities: 1.5%			24,925,638
NET ASSETS: 100.0%			$1,649,066,738

Definitions:

ACA	Credit Agricole SA
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

See Notes to Financial Statements

90

Summary of Investments by Sector	% of Investments	Value
Airport	1.7%	$27,543,098
Education	5.1	82,761,033
Health	0.3	5,412,751
Hospitals	6.6	107,907,275
Industrial Development Revenue	0.6	9,121,676
Leasing COPS & Appropriations	4.7	75,486,978
Local GO	15.6	252,551,419
Misc	2.1	33,346,028
Multi-Family Housing	0.9	14,120,293
Pollution Control	0.3	4,212,096
Power	4.7	76,681,518
Refunded	0.0	698,014
Single Family Housing	0.6	9,780,661
State GO	18.7	303,268,221
Tax	14.8	240,614,349
Tobacco	0.9	14,611,444
Toll & Turnpike	5.3	86,282,093
Transportation	6.6	107,816,722
Unassigned	0.0	52,909
Utilities - Other	2.5	41,167,746
Water & Sewer	8.0	130,704,776
	100.0%	$1,624,141,100

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$1,624,141,100	$—	$1,624,141,100

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

91

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SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.3%
Alabama: 0.3%
Tuscaloosa City Board of Education, Alabama School Tax (RB) 4.00%, 08/01/26 (c)	$210		$187,029
UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/26 (c)	220		221,030
UAB Medicine Finance Authority, Series B2 (RB) 4.00%, 03/01/27 (c)	280		237,937
			645,996
Arizona: 1.7%
City of Phoenix Civic Improvement Corp., Series A (RB) 5.00%, 07/01/29 (c)	1,000		978,703
City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	215		187,650
City of Phoenix Civic Improvement Corp., Subordinated Excise Tax, Series A (RB) 4.00%, 07/01/30 (c)	325		286,869
City of Phoenix Civic Improvement Corp., Water System, Series A (RB) 5.00%, 07/01/30 (c)	750		781,340
Glendale, Industrial Development Authority, Sun Health Services, Series A (RB) 5.00%, 11/15/26 (c)	625		602,404
Pima County, Industrial Development Authority, Tucson Medical Center, Series A (RB) 4.00%, 04/01/31 (c)	750		602,246
			3,439,212
Arkansas: 0.0%
City of Rogers, Sales and Use Tax, Series B (RB) 3.25%, 11/01/26 (c)	50		49,178
California: 13.3%
Abag Finance Authority for Nonprofit Corp., Sharp Healthcare, Series A (RB) 5.00%, 08/01/23 (c)	500		501,926
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	995		985,317
	Par (000’s	)	Value
California (continued)
Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series F (RB) 5.00%, 05/01/29 (c)	$1,000		$985,885
California County Tobacco Securitization Agency, Series A (RB) 4.00%, 06/01/30 (c)	1,350		1,048,443
California Health Facilities Financing Authority, City of Hope (RB) 5.00%, 11/15/26 (c)	750		717,101
California Health Facilities Financing Authority, Commonspririt Health, Series A (RB) 4.00%, 04/01/30 (c)	1,000		801,726
California Health Facilities Financing Authority, Pin Health, Series A (RB) 4.00%, 06/01/30 (c)	750		619,412
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB) 3.00%, 10/01/26 (c)	680		474,188
California Health Facilities Financing Authority, Series A (RB) 4.00%, 11/15/27 (c)	230		197,950
California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	160		126,037
California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program - Phase I, Series A (RB) 4.00%, 06/01/27 (c)	200		171,983
California State Educational Facilities Authority, Stanford University, Series V-1 (RB) (BAM) 5.00%, 05/01/49	250		265,334
California State, Department of Veterans Affairs, Home Purchase, Series A (RB) 3.00%, 06/01/29 (c)	425		406,563
California Statewide Communities Development Authority, Adventist Health System, Series A (RB) 5.00%, 03/01/28 (c)	330		320,814

See Notes to Financial Statements

92

	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Marin General Hospital, Series A (RB) 4.00%, 08/01/23 (c)	$200		$154,643
Chaffey Joint Union High School District, Series C (GO) 5.25%, 02/01/27 (c)	500		518,481
City of Los Angeles Department of Airports (RB) 4.00%, 05/15/30 (c)	750		647,499
City of San Jose, California International Airport, Series B (RB) 5.00%, 03/01/27 (c)	500		499,672
El Dorado Irrigation District (CP) (AGM) 4.00%, 03/01/30 (c)	630		553,306
El Dorado Irrigation District, Series A (CP) (AGM) 4.00%, 03/01/30 (c)	690		594,639
Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	130		117,207
Glendale Community College District, Series B (GO) 3.00%, 08/01/29 (c)	325		218,636
Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	185		163,855
Irvine Unified School District Community Facilities District No. 09-1, Series A (ST) (BAM) 4.00%, 09/01/29 (c)	140		123,282
Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	440		456,163
Los Angeles Department of Water and Power, Series A (RB)
5.00%, 01/01/27 (c)	500		510,089
5.00%, 01/01/28 (c)	250		258,464
5.00%, 01/01/29 (c)	775		801,614
5.00%, 07/01/30 (c)	800		840,847
Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	275		284,748
Miracosta Community College District, Series A (GO) 4.00%, 08/01/27 (c)	530		490,074
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/30 (c)	325		338,116
	Par (000’s	)	Value
California (continued)
Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB) 3.00%, 11/01/30 (c)	$500		$322,706
Riverside County, Perris Union High School District, Series A (GO) (AGM) 4.00%, 09/01/29 (c)	570		508,248
Sacramento City Unified School District, Series G (GO) (AGM) 4.00%, 08/01/30 (c)	500		429,594
Sacramento County, Sanitation Districts, Finance Authority, Series A (RB) 5.00%, 12/01/30 (c)	450		475,618
Sacramento Municipal Utility District, Series H (RB) 4.00%, 08/15/30 (c)	250		230,513
San Diego County Regional Airport Authority, Series A (RB) 5.00%, 07/01/29 (c)	750		747,784
San Diego Unified School District, Series I (GO)
3.12%, 07/01/27 (c)	240		185,308
4.00%, 07/01/27 (c)	595		524,300
San Francisco Bay Area Rapid Transit District, Series B-1 (GO) 3.00%, 08/01/29 (c)	600		423,833
San Francisco Bay Area Rapid Transit District, Series C-1 (GO) 4.00%, 08/01/29 (c)	610		548,907
San Francisco City & County, International Airport, Series B (RB) 5.00%, 05/01/27 (c)	700		693,459
San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	150		129,297
San Jose Evergreen Community College District, Series B (GO) 3.00%, 09/01/28 (c)	825		618,100
Santa Clara Unified School District (GO) 4.00%, 07/01/26 (c)	310		273,148
Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	250		260,862
Saugus Union School District School Facilities Improvement District No.1, Series C (GO) 2.38%, 08/01/30 (c)	1,000		614,680
State of California, Various Purpose (GO) 3.00%, 10/01/29 (c)	500		348,601

See Notes to Financial Statements

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(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
3.00%, 12/01/30 (c)	$400		$296,742
3.62%, 04/01/26 (c)	645		517,965
4.00%, 10/01/29 (c)	110		104,158
5.00%, 10/01/28 (c)	935		964,467
5.00%, 11/01/27 (c)	515		529,261
Trustees of the California State University, Series A (RB) 5.00%, 05/01/27 (c)	335		342,476
University of California, Series BE (RB) 4.00%, 05/15/30 (c)	1,000		942,676
University of California, Series O (RB) 5.00%, 05/15/28 (c)	1,000		1,021,585
West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	250		229,441
			27,477,743
Colorado: 2.5%
Board of Governors of Colorado State University System (RB) 4.00%, 03/01/28 (c)	550		479,000
Boulder Valley School District No. Re-2 Boulder (GO) (SAW) 5.00%, 06/01/25 (c)	500		511,071
City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	230		209,039
City and County of Denver, Series A (CP) 4.00%, 06/01/26 (c)	285		245,164
City of Loveland, Electric and Communications Enterprise, Series A (RB) 5.00%, 12/01/28 (c)	750		776,504
Colorado Educational and Cultural Facilities Authority, University of Denver Project, Series A (RB) 5.00%, 03/01/27 (c)	155		159,232
Colorado Health Facilities Authority, Adventist Health System Series A (RB) 4.00%, 05/15/28 (c)	320		262,660
Colorado Health Facilities Authority, CommonSpirit Health, Series A-2 (RB) 3.25%, 08/01/29 (c)	500		320,538
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/29 (c)	500		474,926
Colorado High Performance Transportation Enterprise, C-470 Express Lanes (RB) 5.00%, 12/31/24 (c)	250		236,043
	Par (000’s	)	Value
Colorado (continued)
5.00%, 12/31/24 (c)	$250		$233,726
Denver Health and Hospital Authority, Series A (RB) 4.00%, 12/01/29 (c)	160		127,877
Regional Transportation District, Fastracks Project, Series B (RB) 2.00%, 05/01/31 (c)	850		509,262
Weld County School District No. 6 (GO) (SAW) 4.00%, 06/01/31 (c)	800		703,092
			5,248,134
Connecticut: 0.6%
Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	5		4,955
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issue, Series K (RB) 4.00%, 07/01/30 (c)	300		248,160
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/26 (c)	750		732,150
University of Connecticut, Series A (RB) 5.00%, 02/15/30 (c)	250		258,105
			1,243,370
Delaware: 0.2%
County of New Castle (GO) 4.00%, 04/01/27 (c)	150		134,779
Delaware State Health Facilities Authority, Bayhealth Medical Center Project, Series A (RB) 4.00%, 07/01/27 (c)	115		98,886
Delaware State Health Facilities Authority, Christiana Care Health System, Series A (RB) 4.00%, 10/01/29 (c)	280		235,903
			469,568
District of Columbia: 2.0%
District of Columbia, Income Tax, Series A (RB) 5.00%, 09/01/29 (c)	750		777,509
District of Columbia, Series A (GO)
4.00%, 04/15/29 (c)	500		455,489
4.00%, 04/15/29 (c)	100		96,360
District of Columbia, Series A (RB)
2.62%, 03/01/30 (c)	575		371,998
3.00%, 03/01/30 (c)	275		201,007
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien, Series B (RB) 5.00%, 04/01/28 (c)	750		777,237

See Notes to Financial Statements

94

	Par (000’s	)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Dulles Toll Road, Dulles Metrorail and Capital Improvements Projects, Series A (RB) (AGM) 4.00%, 10/01/31 (c)	$1,000		$819,983
Washington Metropolitan Area Transit Authority, Series A (RB) 3.00%, 07/15/31 (c)	750		542,733
			4,042,316
Florida: 4.9%
Central Florida Expressway Authority (RB) (BAM) 4.00%, 07/01/27 (c)	345		298,360
City of Jacksonville, Health Care Facililities, Brooks Rehabilitation (RB) 5.00%, 11/01/29 (c)	500		482,766
City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	250		260,331
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) 3.25%, 07/01/26 (c)	200		147,211
City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA) (BAM) 3.00%, 07/01/26 (c)	180		134,383
City of South Miami, Health Facilities Authority, Inc., Baptist Health (RB)
5.00%, 08/15/27 (c)	275		265,988
5.00%, 08/15/27 (c)	255		251,365
City of Tampa, Central and Lower Basin Stormwater Improvements (SA) 5.25%, 05/01/28 (c)	275		291,098
City of Tampa, Florida Water & Wastewater System, Series A (RB) (BAM-TCRS) 5.00%, 10/01/32 (c)	500		528,115
County of Broward, Florida Port Facilities, Series A (RB) 5.00%, 09/01/29 (c)	500		485,075
County of Broward, Florida Tourist Development, Convention Center Expansion Project (RB)
4.00%, 09/01/31 (c)	510		427,477
4.00%, 09/01/31 (c)	1,000		847,571
County of Broward, Half-Cent Sales Tax (RB) 4.00%, 10/01/30 (c)	275		247,687
	Par (000’s	)	Value
Florida (continued)
County of Miami-Dade, Water and Sewer System, Series A (RB) 4.00%, 10/01/27 (c)	$210		$177,917
County of Miami-Dade, Water and Sewer System, Series B (RB)
3.00%, 10/01/29 (c)	310		208,548
3.12%, 10/01/27 (c)	140		109,281
County of Palm Beach, Health Facilities Authority, Lifespace Communities, Inc., Series B (RB) 4.00%, 11/15/26 (c)	330		216,640
Florida Department of Management Services, Series A (CP) 2.00%, 11/01/31 (c)	500		310,481
Florida Development Finance Corp. Healthcare Facilities, Jacksonville Project, Series A (RB) (AGM) 4.00%, 02/01/32 (c)	1,000		868,602
Florida Housing Finance Corp., Homeowner Mortgage, Series 1 (RB) 3.20%, 07/01/28 (c)	45		43,173
Greater Orlando Aviation Authority, Airport Facilities, Series B (RB) 5.00%, 10/01/26 (c)	125		126,300
Hillsborough County, Florida Capital Improvement Non-Ad Valorem (RB) 2.25%, 02/01/31 (c)	500		273,338
Miami-Dade County Health Facilities Authority Hospital, Nicklaus Children’s Hospital Project, Series A (RB) 4.00%, 08/01/31 (c)	500		400,211
Miami-Dade County, Florida Transit System, Sales Surtax, Series A (RB) 4.00%, 07/01/30 (c)	500		432,077
School District of Broward County (GO)
5.00%, 07/01/28 (c)	300		315,013
5.00%, 07/01/31 (c)	665		691,637
South Broward Hospital District, Series A (RB) 3.00%, 05/01/31 (c)	750		515,332
State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) 3.00%, 06/01/27 (c)	500		382,467
State of Florida, Department of Transportation, Series B (RB) 2.00%, 07/01/30 (c)	500		283,520
			10,021,964

See Notes to Financial Statements

95

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(unaudited) (continued)

	Par (000’s	)	Value
Georgia: 1.9%
Brookhaven Development Authority, Children’s Healthcare of Atlanta, Inc., Series A (RB) 4.00%, 07/01/29 (c)	$660		$579,941
Burke County Development Authority, Series D (RB) 4.12%, 02/01/28 (c)	260		209,378
County of Fulton, Georgia Water and Sewerage, Series A (RB) 2.25%, 01/01/30 (c)	500		314,495
Dahlonega Downtown Development Authority, North Georgia Mac, LLC Projecty (RB) 3.12%, 07/01/23 (c)	90		64,148
Dalton-Whitfield County Joint Development Authority, Hamilton Health Care System (RB) (AGC) 4.00%, 02/15/28 (c)	185		156,524
Georgia Housing and Finance Authority, Single Family Mortgage, Series A (RB) (AGM) 3.35%, 06/01/28 (c)	165		138,958
Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
3.35%, 12/01/25 (c)	230		188,052
3.35%, 12/01/25 (c)	215		178,867
Georgia State Road & Tollway Authority, Managed Lane System, Series A (RB) 3.00%, 07/15/31 (c)	500		342,703
Gwinnett County School District (GO) (SAW) 5.00%, 02/01/29 (c)	335		356,560
Metropolitan Atlanta Rapid Transit Authority Sales Tax, Series A (RB) 3.00%, 07/01/30 (c)	1,000		706,332
Private Colleges & Universities Authority, Emory University, Series B (RB) 4.00%, 09/01/30 (c)	855		770,545
			4,006,503
Hawaii: 0.4%
City and County of Honolulu, Series C (GO)
4.00%, 08/01/29 (c)	750		671,106
5.00%, 08/01/29 (c)	200		209,845
			880,951
Illinois: 4.5%
Chicago O’Hare International Airport, Series B (RB) (AGM) 4.00%, 01/01/29 (c)	890		749,148
	Par (000’s	)	Value
Illinois (continued)
Chicago O’Hare International Airport, Series C (RB) 5.00%, 01/01/27 (c)	$150		$150,310
Chicago O’Hare International Airport, Series D (RB)
5.00%, 01/01/27 (c)	150		144,767
5.00%, 01/01/27 (c)	265		259,629
Chicago O’Hare International Airport, Series F (RB) 5.00%, 01/01/27 (c)	250		241,279
City of Chicago, Seires B (GO) 4.00%, 01/01/32 (c)	1,064		852,069
County of Cook, Illinois Sales Tax (RB) 4.00%, 11/15/27 (c)	160		143,056
Illinois Finance Authority, NorthShore University HealthSystem, Series A (RB) 4.00%, 08/15/30 (c)	500		422,846
Illinois Finance Authority, Presence Network, Series C (RB) 4.00%, 02/15/27 (c)	500		433,004
Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB) 5.00%, 08/15/25 (c)	1,000		969,971
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/31 (c)	1,000		1,008,097
Sales Tax Securitization Corp., Series C (RB) 5.00%, 01/01/29 (c)	755		753,862
State of Illinois (GO) (AGC) 5.75%, 05/01/30 (c)	750		752,341
State of Illinois, Series A (GO)
4.00%, 03/01/31 (c)	500		408,600
5.00%, 03/01/31 (c)	1,250		1,139,453
5.00%, 05/01/28 (c)	250		234,739
5.00%, 05/01/28 (c)	630		585,032
			9,248,203
Indiana: 0.6%
Indiana Finance Authority, CWA Authority Project (RB) 5.00%, 10/01/31 (c)	300		314,437
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A (RB) 5.00%, 02/01/29 (c)	1,000		1,017,409
			1,331,846
Iowa: 0.8%
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Series A (RB) 5.00%, 12/01/42 (c) (p)	500		445,814

See Notes to Financial Statements

96

	Par (000’s	)	Value
Iowa (continued)
Iowa Finance Authority, Series A (RB) 5.00%, 08/01/30 (c)	$530		$553,934
Iowa Higher Education Loan Authority, Grinnell College Project (RB) 5.00%, 12/01/26 (c)	300		311,053
Iowa Higher Education Loan Authority, Grinnell College Project, Series A (RB) 5.00%, 12/01/26 (c)	250		260,165
			1,570,966
Kentucky: 0.8%
Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	920		794,697
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A (RB) (AGM) 4.00%, 12/01/27 (c)	750		641,118
Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB) 3.25%, 11/15/26 (c)	235		175,316
			1,611,131
Louisiana: 1.0%
City of New Orleans, Louisiana Public Improvement, Series A (GO)
5.00%, 12/01/30 (c)	450		457,984
5.00%, 12/01/30 (c)	320		322,501
City of Shreveport, Louisiana Water & Sewer, Series B (RB) (AGM) 4.00%, 12/01/28 (c)	700		596,642
Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	230		200,450
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB) 4.00%, 05/15/27 (c)	230		195,883
New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	240		232,033
			2,005,493
Maryland: 1.6%
City of Baltimore, Water Projects, Series A (RB) (SAW) 4.00%, 07/01/29 (c)	225		191,601
	Par (000’s	)	Value
Maryland (continued)
County of Baltimore, Metropolitan District (GO) 4.00%, 03/01/28 (c)	$250		$229,246
Maryland Community Development Administration, Series A (RB) (AGM) 1.95%, 03/01/30 (c)	310		194,865
Maryland Health and Higher Educational Facilities Authority, Adventist Healthcare, Series B (RB) 4.00%, 01/01/32 (c)	500		382,266
Maryland Health and Higher Educational Facilities Authority, Greater Baltimore Medical Center, Series A (RB) 3.00%, 07/01/31 (c)	500		325,495
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue, Series A (RB) 4.00%, 05/15/27 (c)	260		211,708
Maryland Health and Higher Educational Facilities Authority, Univeristy of Maryland Medical System Issue, Series D (RB) 4.00%, 01/01/28 (c)	150		121,269
Maryland Stadium Authority Built to Learn (RB) 2.75%, 06/01/31 (c)	850		510,846
Maryland Transportation Authority, Transportation Facilities Projects, Series A (RB) 5.00%, 07/01/31 (c)	1,000		1,037,327
			3,204,623
Massachusetts: 4.0%
Commonwealth of Massachusetts Transportation, Series A (RB)
3.00%, 06/01/30 (c)	800		548,603
5.00%, 06/01/31 (c)	500		525,068
Commonwealth of Massachusetts Transportation, Series B (RB) 5.00%, 06/01/30 (c)	560		583,220
Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	315		322,710
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/28 (c)	200		205,273
5.00%, 01/01/28 (c)	1,000		1,025,179
5.00%, 04/01/27 (c)	275		282,156
Commonwealth of Massachusetts, Series B (GO) 2.12%, 04/01/31 (c)	1,300		698,903

See Notes to Financial Statements

97

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(unaudited) (continued)

	Par (000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Series C (GO) 3.00%, 03/01/30 (c)	$360		$254,549
Commonwealth of Massachusetts, Series E (GO) 5.00%, 11/01/30 (c)	605		628,936
Massachusetts Bay Transportation Authority Sales Tax, Series A (RB)
4.00%, 07/01/31 (c)	800		670,447
5.00%, 07/01/27 (c)	100		102,194
Massachusetts Development Finance Agency, Northeastern Institute, Series A (RB) 5.00%, 03/01/24 (c)	1,900		1,905,057
Massachusetts Development Finance Agency, The Broad Institute Issue (RB) 4.00%, 10/01/27 (c)	250		229,834
Massachusetts Port Authority, Series B (RB) (SBG) 5.00%, 07/01/29 (c)	305		315,239
			8,297,368
Michigan: 2.3%
Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	390		396,217
Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	570		580,241
Michigan Finance Authority (RB) (BAM) 4.00%, 11/01/30 (c)	500		421,747
Michigan Finance Authority Hospital, Trinity Health Credit Group, Series A (RB) 5.00%, 12/01/27 (c)	500		494,684
Michigan Finance Authority, Henry Ford Health System, Series A (RB)
4.00%, 11/15/26 (c)	225		183,109
4.00%, 11/02/29 (c)	250		196,214
5.00%, 11/02/29 (c)	135		129,895
Michigan State Building Authority (RB) 5.00%, 10/15/25 (c)	500		502,355
Michigan State Housing Development Authority, Series A-1 (RB) 3.35%, 10/01/28 (c)	500		368,690
Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB) 2.95%, 12/01/28 (c)	425		327,160
	Par (000’s	)	Value
Michigan (continued)
Muskegon Public Schools (GO) 5.00%, 05/01/31 (c)	$305		$319,517
Saginaw City School District (GO) 4.00%, 05/01/31 (c)	750		636,128
Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	190		188,216
			4,744,173
Minnesota: 0.9%
City of Minneapolis, Allina Health Care System (RB) 4.00%, 11/15/31 (c)	500		450,028
Minnesota Housing Finance Agency Residential Housing, Series B (RB) 2.50%, 07/01/30 (c)	530		342,780
Minnesota Housing Finance Agency Residential Housing, Series I (RB)
2.15%, 01/01/30 (c)	890		561,968
3.00%, 01/01/30 (c)	465		440,355
			1,795,131
Missouri: 0.2%
Health and Educational Facilities Authority, Saint Louis University, Series A (RB) 5.00%, 04/01/29 (c)	100		102,917
Missouri State Health and Educational Facilities Authority, Lutheran Senior Services Project, Series A (RB) 5.00%, 02/01/24 (c)	250		233,561
Missouri State Housing Development Commission Single Family Mortgage, First Place Homeownership Loan, Series C (RB) 3.05%, 05/01/29 (c)	195		181,709
			518,187
Nebraska: 0.5%
City of Omaha and County of Douglas, Public Building, Series B (GO) 4.00%, 05/01/29 (c)	550		482,344
Omaha Public Power District, Nebraska Electric System, Series A (RB) 4.00%, 08/01/30 (c)	750		636,514
			1,118,858
Nevada: 1.5%
City of Carson, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	390		376,426
City of Henderson, Utility System, Series A-1 (GO) 4.00%, 06/01/30 (c)	675		583,221

See Notes to Financial Statements

98

	Par (000’s	)	Value
Nevada (continued)
City of Reno, Retrac Reno Transformation Rail Access Corridor Project, Series A (RB) 5.00%, 12/01/28 (c)	$1,000		$1,000,041
County of Clark , Limited Tax, Series A (GO) 5.00%, 06/01/28 (c)	485		494,473
County of Washoe, Nevada Highway, Fuel Tax (RB) 5.00%, 02/01/29 (c)	250		258,723
County of Washoe, School District, Series C (GO) (AGM) 3.12%, 10/01/27 (c)	100		77,729
Las Vegas Convention and Visitors Authority, Series B (RB) (NATL) 5.00%, 07/01/28 (c)	275		278,751
			3,069,364
New Hampshire: 0.5%
National Finance Authority Hospital, St. Lukes University Health Network Project, Series B (RB) (AGM) 3.00%, 08/15/31 (c)	500		339,783
National Finance Authority, Springpoints Living Project (RB) 4.00%, 01/01/26 (c)	500		405,552
New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	265		232,356
			977,691
New Jersey: 2.3%
New Jersey Educational Facilities Authority, New Jersey Princeton University, Series C (RB) 2.00%, 03/01/31 (c)	500		330,666
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System (RB) 2.50%, 07/01/31 (c)	490		275,720
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Series A (RB)
4.00%, 07/01/31 (c)	555		494,905
5.00%, 07/01/26 (c)	55		54,497
New Jersey Transportation Trust Fund Authority, Series AA (RB)
4.50%, 12/15/28 (c)	910		804,603
5.00%, 12/15/30 (c)	250		245,655
5.00%, 12/15/30 (c)	250		238,267
New Jersey Transportation Trust Fund Authority, Series BB (RB) 3.50%, 12/15/28 (c)	365		270,443
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Turnpike Authority, Series A (RB) 4.00%, 01/01/29 (c)	$1,280		$1,097,532
New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	100		103,155
New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	210		186,105
South Jersey Transportation Authority, Transportation System, Series A (RB) 5.00%, 11/01/30 (c)	500		482,283
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/28 (c)	205		197,301
			4,781,132
New Mexico: 0.3%
New Mexico Hospital Equipment, Presbyterian Healthcare Services, Series A (RB) 4.00%, 08/01/29 (c)	250		210,489
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series C (RB) 3.60%, 07/01/28 (c)	175		163,252
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Series F (RB) 3.05%, 01/01/29 (c)	295		223,550
			597,291
New York: 21.9%
Battery Park City Authority, Series A (RB) 4.00%, 11/01/29 (c)	1,000		883,567
Broome County Local Development Corp. (RB) (AGM) 4.00%, 04/01/30 (c)	925		810,944
City of New York, Series A-1 (GO) 4.00%, 08/01/31 (c)	1,000		847,794
City of New York, Series C (GO) 5.00%, 08/01/30 (c)	500		513,157
City of New York, Series D-1 (GO)
4.00%, 12/01/28 (c)	470		408,986
5.00%, 12/01/28 (c)	100		102,339
City of New York, Subseries B-1 (GO)
3.00%, 10/01/29 (c)	110		78,803
5.00%, 10/01/29 (c)	250		256,728
City of New York, Subseries D-1 (GO) (BAM) 5.00%, 03/01/30 (c)	1,000		1,025,126

See Notes to Financial Statements

99

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(unaudited) (continued)

	Par
	(000’s	)	Value
New York (continued)
County of Monroe, Industrial Development Corp., University of Rochester Project, Series A (RB) 4.00%, 07/01/30 (c)	$900		$751,520
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	255		231,231
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/27 (c)	645		652,268
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	330		251,062
Long Island Power Authority, Electric System (RB) 5.00%, 09/01/27 (c)	300		302,321
Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 11/15/28 (c)	715		720,551
Metropolitan Transportation Authority, Series A-1 (RB)
4.00%, 05/15/27 (c)	400		321,921
5.00%, 05/15/25 (c)	590		548,640
Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/27 (c)	350		356,347
Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/29 (c)	550		527,849
Metropolitan Transportation Authority, Series C (RB) (AGM) 4.00%, 11/15/29 (c)	1,000		832,372
Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/26 (c)	690		662,211
Metropolitan Transportation Authority, Series D (RB)
4.00%, 05/15/28 (c)	250		195,568
4.00%, 05/15/28 (c)	1,245		1,012,980
Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/23 (c)	600		563,903
New York City Environmental Facilities, Clean Water and Drinking Water, Series B (RB) 4.00%, 06/15/29 (c)	500		433,855
New York City Housing Development Corp., Multi-Family Housing, Series C-1 (RB) 2.25%, 05/01/29 (c)	800		508,424
	Par
	(000’s	)	Value
New York (continued)
New York City Housing Development Corp., Multi-Family Housing, Series E-1 (RB) 3.00%, 03/01/27 (c)	$500		$379,472
New York City Housing Development Corp., Multi-Family Housing, Series I-1 (RB) 2.35%, 02/01/29 (c)	525		351,448
New York City Housing Development Corp., Multi-Family Housing, Series J (RB) 3.05%, 09/01/27 (c)	565		362,357
New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB) 3.75%, 11/01/25 (c)	250		180,767
New York City Municipal Water Finance Authority, Water and Sewer System, Series BB (RB) 5.00%, 12/15/31 (c)	955		984,434
New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) 4.00%, 06/15/24 (c)	500		435,302
New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 12/15/27 (c)	750		772,444
New York City Transitional Finance Authority Building Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/29 (c)	350		237,963
5.00%, 07/15/28 (c)	500		507,857
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB) 5.00%, 08/01/28 (c)	260		263,938
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-3 (RB) 5.00%, 08/01/27 (c)	510		520,958
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB) 4.00%, 08/01/27 (c)	400		354,530
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB)
4.00%, 11/01/30 (c)	500		447,772
4.00%, 11/01/30 (c)	775		701,241
4.00%, 05/01/29 (c)	1,120		991,795
5.00%, 02/01/32 (c)	565		579,173

See Notes to Financial Statements

100

	Par
	(000’s	)	Value
New York (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 2.25%, 02/01/31 (c)	$650		$347,920
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/27 (c)	420		425,879
New York City Water and Sewer System, Series AA (RB) 5.00%, 12/15/29 (c)	200		205,280
New York City Water and Sewer System, Series AA-1 (RB) 3.00%, 12/15/30 (c)	350		237,816
New York City Water and Sewer System, Series AA-2 (RB) 3.00%, 12/15/30 (c)	660		496,876
New York City Water and Sewer System, Series BB (RB) 4.00%, 12/15/30 (c)	640		542,490
New York City Water and Sewer System, Series EE (RB) (AGC) 5.00%, 06/15/29 (c)	800		819,844
New York City Water and Sewer System, Series FF (RB) 5.00%, 06/15/28 (c)	250		258,633
New York Convention Center Development Corp., Series A (RB)
0.00%, 11/15/47 ^	230		56,220
0.00%, 11/15/54 ^	170		27,190
New York Liberty Development Corp., 1 World Trade Center Project (RB) 4.00%, 02/15/30 (c)	620		523,959
New York Liberty Development Corp., 4 World Trade Center Project (RB) 3.00%, 11/15/31 (c)	1,500		935,268
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai, Series A (RB) 5.00%, 03/15/29 (c)	285		291,985
New York State Dormitory Authority, New York Columbia University, Series A (RB) 5.00%, 10/01/47	250		264,459
New York State Dormitory Authority, New York Columbia University, Series A (RB) (FHA) 5.00%, 10/01/48	700		741,188
	Par
	(000’s	)	Value
New York (continued)
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/28 (c)	$400		$415,944
New York State Dormitory Authority, Personal Income Tax, Series A (RB) 3.00%, 09/15/30 (c)	500		361,883
New York State Dormitory Authority, Personal Income Tax, Series B (RB)
5.00%, 02/15/25 (c)	730		740,473
5.00%, 08/15/27 (c)	800		815,247
New York State Dormitory Authority, Rochester Institute of Technology, Series A (RB) 5.00%, 07/01/29 (c)	250		253,130
New York State Dormitory Authority, St. John’s University, Series A (RB) 4.00%, 07/01/31 (c)	550		454,877
New York State Dormitory Authority, State Sales Tax, Series A (RB)
4.00%, 03/15/27 (c)	250		217,235
4.00%, 03/15/27 (c)	800		686,270
5.00%, 03/15/27 (c)	150		152,806
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 09/15/28 (c)	1,165		1,187,565
New York State Dormitory Authority, The New School, Series A (RB)
4.00%, 01/01/27 (c)	475		376,869
5.00%, 01/01/27 (c)	420		398,148
New York State Housing Finance Agency (RB) 2.50%, 05/01/30 (c)	1,250		858,524
New York State Housing Finance Agency, Series D (RB) 3.70%, 05/01/28 (c)	225		178,518
New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	195		148,133
New York State Power Authority, Series A (RB) 4.00%, 05/15/30 (c)	500		427,991
New York State Thruway Authority, Personal Tax, Series A-1 (RB) 4.00%, 03/15/31 (c)	525		472,378
New York State Thruway Authority, Series B (RB) (AGM) 4.00%, 01/01/30 (c)	500		442,289
New York State Urban Development Corp., Personal Income Tax, Series A (RB) 5.00%, 09/15/28 (c)	500		509,350

See Notes to Financial Statements

101

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
New York (continued)
New York State Urban Development Corp., Personal Income Tax, Series C (RB) 3.00%, 09/15/30 (c)	$550		$382,717
New York State Urban Development Corp., State Sales Tax, Series A (RB) 3.00%, 09/15/31 (c)	1,000		675,632
New York State, Dormitory Authority, Personal Income Tax, Series D (RB) 5.00%, 02/15/30 (c)	520		529,224
New York State, Dormitory Authority, State Sales Tax, Series A (RB) 5.00%, 03/15/27 (c)	380		389,398
New York Transportation Development Corp., Terminal 4 John Kennedy International Airport Project, Series C (RB) 4.00%, 12/01/30 (c)	925		743,574
State of New York Mortgage Agency Homeowner Mortgage (RB) 3.50%, 04/01/26 (c)	190		148,065
State of New York Mortgage Agency Homeowner Mortgage (RB) (SBG) 2.55%, 10/01/29 (c)	330		195,719
Suffolk Tobacco Asset Securitization Corp., Series B-1 (RB) 4.00%, 06/01/31 (c)	500		449,261
Triborough Bridge and Tunnel Authority, Series A (RB)
5.00%, 11/15/30 (c)	750		759,685
5.00%, 11/15/30 (c)	1,500		1,525,057
Triborough Bridge and Tunnel Authority, Series B (RB) 5.00%, 05/15/28 (c)	980		988,743
Triborough Bridge and Tunnel Authority, Series C (RB) 4.00%, 11/15/31 (c)	750		630,159
Utility Debt Securitization Authority (RB) 5.00%, 12/15/27 (c)	550		574,574
			45,136,363
North Carolina: 1.3%
Charlotte-Mecklenburg Hospital Authority, Atrium HealthCare, Series A (RB) 4.00%, 01/15/32 (c)	600		524,630
North Carolina Housing Finance Agency, Home Ownership, Series B (RB) 4.00%, 07/01/27 (c)	65		62,310
	Par
	(000’s	)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Novant Health, Series A (RB) 3.12%, 11/01/29 (c)	$220		$149,249
North Carolina Turnpike Authority, Triangle Expressway System (RB)
5.00%, 01/01/30 (c)	500		471,190
5.00%, 01/01/30 (c)	750		693,633
University of North Carolina, Hospitals at Chapel Hill (RB) 5.00%, 02/01/45	800		818,627
			2,719,639
Ohio: 2.0%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/26 (c)	220		222,924
City of Chillicothe, Hospital Facilities, Adena Health System (RB) 4.00%, 12/01/27 (c)	440		374,414
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 4.00%, 02/01/28 (c)	510		428,550
County of Franklin, Nationwide Children’s Hospital Project, Series A (RB) 5.00%, 11/01/48	1,000		1,011,647
Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	150		124,973
Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	250		214,723
Northeast Ohio Regional Sewer District, Wastewater Improvement (RB) 3.00%, 11/15/29 (c)	350		267,939
Ohio Housing Finance Agency, Series D (RB) 3.62%, 09/01/26 (c)	80		74,702
Ohio Water Development Authority, Fresh Water (RB) 5.00%, 12/01/29 (c)	500		522,643
State of Ohio, Cleveland Clinic System, Series B (RB) (BAM) 4.00%, 01/01/29 (c)	335		302,273
State of Ohio, Water Pollution Control, Series A (RB) 5.00%, 12/01/31 (c)	500		525,252
			4,070,040
Oklahoma: 0.6%
Edmond Public Works Authority, Sales Tax and Utility System (RB) 4.00%, 07/01/27 (c)	250		218,830

See Notes to Financial Statements

102

	Par
	(000’s	)	Value
Oklahoma (continued)
Oklahoma Turnpike Authority, Series A (RB)
4.00%, 01/01/26 (c)	$350		$314,868
4.00%, 01/01/27 (c)	700		625,160
			1,158,858
Oregon: 1.0%
Multnomah County School District No. 1J, Series B (GO) (SBG)
2.00%, 06/15/30 (c)	550		323,227
3.25%, 06/15/27 (c)	295		229,090
Oregon Health and Science University, Series A (RB) 4.00%, 01/01/32 (c)	1,000		843,046
Tri-County Metropolitan Transportation District of Oregon, Series A (RB) 3.00%, 09/01/29 (c)	935		674,273
			2,069,636
Pennsylvania: 4.5%
Allegheny County, Sanitary Authority Sewer (RB) 5.00%, 06/01/28 (c)	685		705,410
Allegheny County, Series C-77 (GO) 5.00%, 11/01/28 (c)	220		227,696
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB)
4.00%, 10/01/27 (c)	180		149,476
4.00%, 09/01/30 (c)	645		528,786
Chester County Health and Education Facilities Authority, Main Line Health System, Series A (RB) (SBG) 4.00%, 09/01/30 (c)	210		182,802
Commonwealth of Pennsylvania, Series A (CP) (FHA) 4.00%, 01/30/28 (c)	1,170		995,835
DuBois Hospital Authority, Penn Highlands Healthcare (RB) 5.00%, 01/15/28 (c)	280		271,500
Geisinger Authority, Health System, Series A (RB) 5.00%, 04/01/30 (c)	1,000		974,332
Montgomery County Higher Education and Health Authority, Presbytery Homes, Inc. Project (RB) 5.00%, 12/01/24 (c)	145		132,436
Pennsylvania Gas Works (RB) 5.00%, 08/01/27 (c)	805		806,386
Pennsylvania Housing Finance Agency, Single Family Mortgage (RB) 2.28%, 10/01/30 (c)	500		329,121
	Par
	(000’s	)	Value
Pennsylvania (continued)
3.20%, 10/01/25 (c)	$265		$204,011
3.20%, 10/01/25 (c)	140		110,218
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series B (RB) 3.65%, 04/01/27 (c)	260		210,799
Pennsylvania Turnpike Commission, Motor License (RB) 5.00%, 12/01/27 (c)	155		156,011
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	290		287,135
Pennsylvania Turnpike Commission, Oil Franchise Tax, Series B (RB) 4.00%, 12/01/31 (c)	550		461,970
Pennsylvania Turnpike Commission, Series A (RB) 5.00%, 12/01/29 (c)	220		213,915
Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 12/01/27 (c)	900		890,822
Pennsylvania Turnpike Commission, Series B (RB) 5.00%, 12/01/30 (c)	800		796,973
Pennsylvania Turnpike Commission, Series B-1 (RB) 5.25%, 06/01/27 (c)	700		701,746
			9,337,380
South Carolina: 0.4%
University of South Carolina, Campus Village Project, Series A (RB) 5.00%, 05/01/31 (c)	820		844,529
South Dakota: 0.4%
South Dakota Health and Educational Facilities Authority (RB) 5.00%, 09/01/27 (c)	750		744,638
Tennessee: 0.4%
Sullivan County (GO) 4.00%, 05/01/26 (c)	230		203,111
Tennessee Housing Development Agency, Residential Finance Program (RB)
2.95%, 01/01/29 (c)	345		321,111
3.60%, 01/01/27 (c)	230		222,170
Tennessee Housing Development Agency, Series B (RB) 3.45%, 01/01/27 (c)	185		178,942
			925,334

See Notes to Financial Statements

103

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Texas: 10.1%
Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	$350		$285,029
Arlington Higher Education Finance Corp. (RB)
3.00%, 02/15/31 (c)	1,000		679,384
4.00%, 08/15/29 (c)	675		589,555
Board of Regents of the University of Texas System, Series A (RB) 3.00%, 08/15/31 (c)	525		402,815
Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	650		581,944
Central Texas Regional Mobility Authority, Senior Lien, Series E (RB) 5.00%, 01/01/30 (c)	750		721,039
City of Arlington, Senior Lien Special Tax, Series A (ST) (AGM) 4.00%, 02/15/28 (c)	165		140,263
City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	280		280,779
City of Austin, Texas Electricity Utility System, Series A (RB)
5.00%, 11/15/29 (c)	1,375		1,402,975
5.00%, 11/15/30 (c)	500		513,044
City of Corpus Christi, Utility System, Series A (RB) (SBG) 4.00%, 07/15/30 (c)	295		255,798
City of Denton (GO) 4.00%, 02/15/27 (c)	120		103,126
City of El Paso (GO) 4.00%, 08/15/29 (c)	950		832,162
City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	220		227,264
City of Lubbock, Texas Electric Light & Power System (RB) 4.00%, 04/15/30 (c)	650		549,660
City of San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.00%, 02/01/31 (c)	1,000		1,015,377
County of Bexar, Political Subdivision, Limited Tax (GO) 4.00%, 06/15/26 (c)	220		201,527
Crowley Independent School District (GO) 4.00%, 02/01/29 (c)	500		453,458
Cypress-Fairbanks Independent School District, Series A (GO) 2.25%, 02/15/31 (c)	600		371,628
	Par
	(000’s	)	Value
Texas (continued)
Grand Parkway Transportation Corp. System, First Tier Toll, Series C (RB) 4.00%, 04/01/30 (c)	$770		$637,189
Grand Parkway Transportation Corp. System, Subordinate Tier Toll, Series A (RB) 5.00%, 04/01/28 (c)	640		653,707
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB)
3.00%, 10/01/29 (c)	350		271,340
3.00%, 10/01/31 (c)	1,000		644,407
3.00%, 10/01/31 (c)	1,145		864,007
Harris County, Humble Independent School District (GO) 5.00%, 02/15/32 (c)	1,000		1,042,402
Lamar Consolidated Independent School District (GO) 3.00%, 02/15/31 (c)	290		194,241
Leander Independent School District, Series A (GO)
0.00%, 08/16/26 (c) ^	95		31,694
0.00%, 08/16/26 (c) ^	900		337,085
New Hope Cultural Education Facilities Finance Corp. Hospital, Children’s Healthcare of Texas, Series A (RB) 4.00%, 08/15/27 (c)	555		492,148
North Fort Bend Water Authority, Series A (RB) 4.00%, 12/15/29 (c)	250		226,090
North Texas Tollway Authority System, Second Tier (RB) 4.25%, 01/01/28 (c)	500		434,198
Northside Independent School District, Unlimited Tax School Building (GO) 3.00%, 06/01/29 (c)	745		521,204
San Jacinto College District, Series A (GO) 5.00%, 02/15/29 (c)	500		524,062
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B (RB) 5.00%, 01/01/29 (c)	250		247,397
Texas Water Development Board (RB) 4.00%, 10/15/30 (c)	500		452,623
Texas Water Development Board, Series A (RB)
3.00%, 10/15/29 (c)	500		400,610
4.00%, 04/15/28 (c)	325		290,609
5.00%, 04/15/28 (c)	840		865,353

See Notes to Financial Statements

104

	Par
	(000’s	)	Value
Texas (continued)
Texas Water Development Board, Series B (RB)
4.00%, 10/15/28 (c)	$1,000		$919,665
5.00%, 10/15/28 (c)	225		230,491
United Independent School District, Unlimited Tax School Building (GO) 5.00%, 08/15/28 (c)	500		520,138
West Harris County Regional Water Authority (RB) 3.00%, 12/15/29 (c)	250		151,908
West Travis County Public Utility Agency (RB) (BAM) 4.00%, 08/15/27 (c)	230		199,626
			20,759,021
Utah: 0.9%
Salt Lake City, International Airport, Series B (RB) 5.00%, 07/01/28 (c)	360		356,252
University of Utah, Board of Higher Education (RB) 5.00%, 08/01/31 (c)	800		836,189
Utah County, IHC Health Services, Inc., Series A (RB) 5.00%, 05/15/30 (c)	250		253,663
Utah County, IHC Health Services, Inc., Series B (RB)
3.00%, 05/15/26 (c)	210		143,370
4.00%, 05/15/24 (c)	350		300,116
			1,889,590
Virginia: 1.7%
Fairfax County Industrial Development Authority, Inova Health System Project, Series B (RB) 4.00%, 05/15/28 (c)	250		214,860
Hampton Roads Transportation Accountability Commission, Hampton Roads Transportation, Series A (RB)
4.00%, 07/01/30 (c)	665		616,794
4.00%, 07/01/32 (c)	600		503,389
5.00%, 07/01/30 (c)	500		513,931
5.00%, 07/01/30 (c)	625		647,244
Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	250		211,422
Rector and Visitors of Virginia University, Series A (RB) 4.00%, 04/01/25 (c)	500		457,646
Virginia Small Business Financing Authority, National senior Campuses, Inc., Series A (RB) 4.00%, 07/01/27 (c)	500		409,710
			3,574,996
	Par
	(000’s	)	Value
Washington: 2.4%
City of Seattle, Municipal Light and Power Improvement, Series A (RB) 4.00%, 01/01/28 (c)	$450		$391,452
Energy Northwest, Columbia Generating Station Electric, Series A (RB)
4.00%, 07/01/31 (c)	1,000		902,642
5.00%, 07/01/31 (c)	455		477,784
5.00%, 07/01/31 (c)	600		626,870
King County Public Hospital District No. 1, Valley Medical Center (GO) (SAW) 5.00%, 12/01/28 (c)	150		152,022
King County Public Hospital District No. 2, Evergreen Health, Series A (GO) 4.00%, 12/01/29 (c)	650		565,747
State of Washington, Convention Center Public Facilities District (RB) 4.00%, 07/01/28 (c)	125		91,041
State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/28 (c)	800		826,582
State of Washington, Various Purpose, Series D (GO) 5.00%, 02/01/27 (c)	735		761,830
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	205		167,869
			4,963,839
West Virginia: 0.4%
State of West Virginia, Series B (GO)
4.00%, 06/01/28 (c)	150		132,823
5.00%, 06/01/28 (c)	100		104,189
West Virginia Parkways Authority, Turnpike Toll (RB) 5.00%, 06/01/31 (c)	620		637,085
			874,097
Wisconsin: 0.7%
Public Finance Authority Health Care Facilities, Series A (RB) 3.00%, 01/01/30 (c)	250		157,050
Public Finance Authority Retirement Communities, Series A (RB) 5.00%, 11/15/27 (c)	750		706,073
Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	250		246,856
Wisconsin Center District, Series D (RB) (AGM) 0.00%, 12/15/30 (c) ^	250		72,975

See Notes to Financial Statements

105

VANECK LONG MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
4.00%, 02/15/27 (c)	$115		$91,349
4.00%, 02/15/27 (c)	105		88,064
			1,362,367
Total Municipal Bonds: 98.3% (Cost: $249,015,192)			202,826,719
Other assets less liabilities: 1.7%			3,553,087
NET ASSETS: 100.0%			$206,379,806

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

	% of
Summary of Investments by Sector	Investments	Value
Airport	4.2%	$8,454,682
Education	8.1	16,518,047
Health	1.9	3,932,745
Hospitals	13.9	28,106,902
Industrial Development Revenue	0.8	1,713,347
Leasing COPS & Appropriations	3.6	7,240,585
Local GO	12.9	26,197,228
Misc	1.0	2,105,018
Multi-Family Housing	1.7	3,341,289
Pollution Control	0.3	525,252
Power	3.9	8,005,344
Single Family Housing	2.7	5,448,419
State GO	5.5	11,184,245
Tax	14.6	29,533,674
Tobacco	0.8	1,695,005
Toll & Turnpike	7.8	15,851,349
Transportation	5.0	10,043,632
Utilities - Other	1.8	3,622,555
Water & Sewer	9.5	19,307,401
	100.0%	$202,826,719

See Notes to Financial Statements

106

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds *	$—	$202,826,719	$—	$202,826,719

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

107

VANECK MUNI ALLOCATION ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 12.6% (a)
BlackRock MuniYield Quality Fund III, Inc.	2,224	$22,329
BNY Mellon Municipal Income, Inc.	3,612	21,130
Delaware Investments National Municipal Income Fund	2,332	24,245
DWS Municipal Income Trust	5,329	42,366
Eaton Vance New York Municipal Bond Fund	2,644	22,157
MFS High Yield Municipal Trust	7,131	20,609
MFS Investment Grade Municipal Trust	3,316	21,786
MFS Municipal Income Trust	4,549	21,699
Neuberger Berman California Municipal Fund, Inc.	2,305	23,004
Nuveen New Jersey Quality Municipal Income Fund	2,055	21,886
Nuveen Ohio Quality Municipal Income Fund	2,011	23,750
Nuveen Pennsylvania Quality Municipal Income Fund	2,100	21,735
	Number of Shares	Value
Pioneer Municipal High Income Fund Trust	2,566	$20,477
Western Asset Managed Municipals Fund, Inc.	2,411	22,880
Total Closed-End Funds (Cost: $485,222)		330,053

EXCHANGE TRADED FUNDS: 87.3% (a)
VanEck CEF Muni Income ETF ‡	1,311	26,076
VanEck High Yield Muni ETF ‡	13,101	641,556
VanEck Intermediate Muni ETF ‡	21,772	945,992
VanEck Short High Yield Muni ETF ‡	6,559	141,871
VanEck Short Muni ETF ‡	30,610	505,371
Total Exchange Traded Funds (Cost: $2,552,405)		2,260,866
Total Investments: 99.9% (Cost: $3,037,627)		2,590,919
Other assets less liabilities: 0.1%		1,831
NET ASSETS: 100.0%		$2,592,750

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https:// www.sec.gov.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions in securities of affiliates for the period ended October 31, 2022 were as follows:

	Value 4/30/2022	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 10/31/2022
VanEck CEF Muni Income ETF	$–	$31,870	$–	$–	$499	$(5,794)	$26,076
VanEck High Yield Muni ETF	939,816	141,738	(360,153)	(32,898)	12,901	(46,947)	641,556
VanEck Intermediate Muni ETF	1,295,527	139,319	(445,432)	(36,651)	10,637	(6,771)	945,992
VanEck Long Muni ETF	176,436	289,837	(436,540)	(48,475)	3,139	18,742	–
VanEck Short High Yield Muni ETF	194,314	–	(45,470)	(1,778)	2,070	(5,195)	141,871
VanEck Short Muni ETF	570,318	395,776	(456,011)	(8,018)	2,157	3,306	505,371
	$3,176,411	$998,540	$(1,743,606)	$(127,820)	$31,403	$(42,659)	$2,260,866

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	87.3%	$2,260,866
Financials	12.7	330,053
	100.0%	$2,590,919

See Notes to Financial Statements

108

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$330,053	$—	$—	$330,053
Exchange Traded Funds	2,260,866	—	—	2,260,866
Total Investments	$2,590,919	$—	$—	$2,590,919

See Notes to Financial Statements

109

VANECK SHORT HIGH YIELD MUNI ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.0%
Alabama: 2.3%
Alabama Special Care Facilities Financing Authority- Birmingham, Methodist Home (RB) 5.50%, 06/01/26 (c)	$500		$464,756
Black Belt Energy Gas District, Series B-1 (RB) 4.00%, 10/01/27 (c) (p)	500		474,587
Black Belt Energy Gas District, Series C-1 (RB) 4.00%, 12/01/26 (c) (p)	2,100		2,022,217
Hoover Industrial Development Board, United States Steel Corp. Project (RB) 6.38%, 11/01/30 (p)	390		423,655
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,000		971,298
Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 04/01/24 (c) (p)	2,100		2,071,397
Sumter County, Alabama Industrial Development Authority Exempt Facilities, Enviva, Inc. Project (RB) 6.00%, 07/15/32 (c) (p)	1,000		904,798
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A (RB) 4.50%, 05/01/29 (c)	2,371		2,014,975
			9,347,683
American Samoa: 0.1%
American Samoa Economic Development Authority, Series A (RB) 6.50%, 09/01/28	250		268,751
Arizona: 1.7%
Arizona Industrial Development Authority, Basis School Projects, Series A (RB)
4.75%, 07/01/23 (c)	195		188,638
5.00%, 07/01/26	150		150,741
Arizona Industrial Development Authority, Economic Development, Linder Village Project (RB) (AGM) 5.00%, 06/01/31	1,000		963,125
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series A (RB) (AGM) 6.75%, 07/01/27 (c)	500		450,000
Arizona Industrial Development Authority, Legacy Cares, Inc. Project, Series C (RB) (AGM) 6.75%, 07/01/27 (c)	1,000		850,000
	Par (000’s	)	Value
Arizona (continued)
Arizona Industrial Development Authority, Leman Academy of Excellence, East Tucson and Central Tucson Projects, Series A (RB) 4.00%, 07/01/24 (c)	$500		$460,963
Arizona Industrial Development Authority, Pinecrest Academy of Nevada, Cadence Campus Project, Series A (RB) 4.00%, 07/15/28 (c)	495		451,972
Arizona Industrial Development Authority, Pinecrest Academy of Northern Nevada Project, Series A (RB) 4.50%, 07/15/25 (c)	500		469,841
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB) 3.62%, 05/20/33	474		427,821
City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series B (RB) 5.00%, 07/01/29 (c)	1,000		1,027,047
City of Phoenix Civic Improvement Corp., Junior Lien Airport, Series D (RB) 5.00%, 07/01/27 (c)	500		522,478
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB) 4.00%, 07/01/25	325		318,236
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB) 4.00%, 07/01/29	240		222,916
Salt Verde Financial Corp. (RB)
5.25%, 12/01/23	200		202,158
5.25%, 12/01/24	65		66,204
5.25%, 12/01/28	10		10,342
5.50%, 12/01/29	370		387,221
			7,169,703
Arkansas: 0.5%
Arkansas Development Finance Authority, Baptist Memorial Health Care Corp., Series B-2 (RB) 5.00%, 09/01/27 (c) (p)	2,000		2,054,918
California: 6.8%
Antelope Valley Healthcare District, Series A (RB) 5.00%, 03/01/26	575		575,397
California Community Choice Financing Authority, Clean Energy Project, Series A (RB) 4.00%, 12/01/27 (c) (p)	1,000		975,974

See Notes to Financial Statements

110

	Par (000’s	)	Value
California (continued)
California Health Facilities Financing Authority, Commonspirit Health, Series A (RB) 5.00%, 04/01/30 (c)	$1,275		$1,324,982
California Housing Finance Agency, Series A (RB) 4.00%, 03/20/33	1,913		1,810,474
California Municipal Finance Authority, CHF-Davis I, LLC-West Village Student Housing Project, Series A (RB) 5.00%, 11/15/28 (c)	1,340		1,354,268
California Municipal Finance Authority, Community Medical Centers, Series A (RB)
5.00%, 02/01/27	50		51,549
5.00%, 02/01/27 (c)	50		51,515
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/27	610		623,143
5.00%, 06/30/28	220		224,878
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM) 5.00%, 06/30/28 (c)	260		264,115
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB) 4.00%, 07/15/29	3,210		2,981,179
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) 7.00%, 07/01/22 (d) *	1,000		600,000
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW) 7.50%, 07/01/32 (d) *	1,360		924,800
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A-1 (RB)
3.38%, 07/01/25	400		388,804
3.62%, 07/01/25 (c)	2,000		1,920,513
California Public Finance Authority, Enso Village Project, Series B (RB) 3.12%, 11/15/23 (c)	1,500		1,281,315
California Statewide Communities Development Authority, Baptist University, Series A (RB) 3.50%, 11/01/27	1,000		943,694
	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 12/01/22 (c)	$6		$5,569
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-Irvine, LLC (RB) 5.00%, 05/15/26 (c)	300		302,312
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Series A (RB) 5.00%, 07/01/24	100		99,098
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	350		351,678
California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California College of the Arts Project (RB) 5.00%, 07/01/29	250		236,150
California Statewide Communities Development Authority, Southern California Edison Company, Series C (RB) 2.62%, 12/01/23 (p)	500		490,752
City and County of San Francisco, Airport Commission, International Airport, Series H (RB)
5.00%, 05/01/26	500		512,700
5.00%, 05/01/27	500		514,207
5.00%, 05/01/29	500		516,633
City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	15		14,977
City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	500		493,492
Compton Public Finance Authority (RB) 4.50%, 09/01/24 (c)	1,000		947,327
County of Sacramento, Airport System, Series C (RB) 5.00%, 07/01/27	250		257,297
County of Sacramento, Airport System, Series E (RB) 5.00%, 07/01/28	115		122,873

See Notes to Financial Statements

111

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(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
County of Santa Barbara, Solid Waste System, Series B (CP) (AMBAC) 5.00%, 12/01/28 (c)	$520		$549,958
El Centro Financing Authority, El Centro Regional Medical Center Project (RB) 4.50%, 07/01/26 (c)	480		454,293
Foothill/Eastern Transportation Corridor Agency, Toll Road, Series A (RB) 6.00%, 01/15/24 (c)	450		465,005
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST) 5.00%, 09/01/26	110		113,956
Lake Elsinore Public Financing Authority, Local Agency (ST) 5.00%, 09/01/24	230		234,340
Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.50%, 11/15/30	265		279,917
MSR Energy Authority, Series A (RB) 6.12%, 11/01/29	280		301,923
Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,250		1,239,686
Oakland Unified School District (GO) 5.00%, 08/01/26	380		400,716
Palomar Health (RB)
5.00%, 11/01/25	250		255,984
5.00%, 11/01/26 (c)	90		92,069
Port of Oakland (RB) 5.00%, 11/01/23	195		197,726
Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	110		112,017
River Islands Public Financing Authority, Improvement Area No. 1, Series A (ST) (AGM) 5.00%, 09/01/29 (c)	500		529,201
Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	110		111,927
San Francisco Community College District (GO)
5.00%, 06/15/25	1,000		1,042,892
5.00%, 06/15/25 (c)	205		213,599
San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 12/01/22 (c)	120		120,101
	Par (000’s	)	Value
California (continued)
Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21 (d) *	$370		$166,500
			28,043,475
Colorado: 1.7%
Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	500		462,888
City and County of Denver, Colorado Airport System, Series A (RB) 5.00%, 12/01/28 (c)	295		303,417
City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	1,000		963,971
Colorado Health Facilities Authority, Aberdeen Ridge, Series B-1 (RB) 3.50%, 05/15/23 (c)	1,000		868,390
Colorado Public Authority, Natural Gas Purchase (RB) 6.12%, 11/15/23	70		70,713
Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/26 (c)	600		614,450
Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	595		537,332
Painted Prairie Public Improvement Authority (RB) 4.00%, 12/01/24 (c)	500		455,836
Public Authority for Colorado Energy, Natural Gas Purchase (RB) 6.25%, 11/15/28	140		146,307
Rocky Mountain Rail Park Metropolitan District (GO) 5.00%, 03/01/26 (c)	500		450,533
Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	200		179,746
STC Metropolitan District No. 2, Series A (GO) 4.00%, 12/01/24 (c)	500		453,497
Transport Metropolitan District No. 3 (GO) 4.12%, 03/01/26 (c)	1,000		860,653
Windler Public Improvement Authority, Series A-1 (RB) (BAM) 4.00%, 09/01/26 (c)	1,000		819,077
			7,186,810

See Notes to Financial Statements

112

	Par (000’s	)	Value
Connecticut: 0.6%
City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	$405		$407,989
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	120		109,563
Harbor Point Infrastructure Improvement District, Harbor Point Project (TA) 5.00%, 04/01/27 (c)	1,000		987,175
Town of Hamden, Whitney Center Project (RB) 5.00%, 01/01/26 (c)	500		466,494
University of Connecticut, Series A (RB) 5.00%, 03/15/25	380		394,484
			2,365,705
Delaware: 0.2%
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	1,000		885,721
District of Columbia: 0.4%
District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.12%, 07/01/24 (c)	1,060		994,047
District of Columbia, Latin American Montessori Bilingual Public Charter School (RB) 4.00%, 06/01/30	500		469,358
			1,463,405
Florida: 5.8%
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities, Series A-1 (RB) (NATL) 5.00%, 10/01/30	500		493,557
Capital Trust Agency Educational Facilities, Chapter Educational Foundation, Inc. Project, Series A (RB) 4.50%, 06/15/28	990		942,127
Capital Trust Agency, Education Growth Fund, LLC Charter School Portfolio Project, Series A-1 (RB) 3.38%, 07/01/31	1,540		1,310,704
Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 4.38%, 06/15/27	1,050		1,004,391
	Par (000’s	)	Value
Florida (continued)
Capital Trust Agency, Elim Senior Housing, Inc., Project (RB) 5.00%, 08/01/24 (c)	$425		$372,343
Capital Trust Agency, The Marie Selby Botanical Gardens, Inc., Project (RB) 4.00%, 06/15/26 (c)	535		455,682
Central Florida Expressway Authority, Series D (RB) (AGM) 5.00%, 07/01/31 (c)	500		538,806
City of Orlando, Florida Senior Tourist Development Tax, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	500		535,376
City of Orlando, Tourist Development Tax, Series A (RB) (AGM) 5.00%, 11/01/27	600		641,874
City of Pompano Beach, John Knox Village Project, Series B-1 (RB) 2.00%, 01/01/29	1,000		817,236
County of Broward, Florida Airport System, Series A (RB) 5.00%, 10/01/25 (c)	290		293,488
County of Miami-Dade, Series A (RB) 5.00%, 10/01/26 (c)	750		770,457
County of Palm Beach, Atlantic University Housing Project, Series A (RB) 5.00%, 04/01/29	500		478,287
Escambia County, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW) 5.00%, 02/15/30 (c)	500		504,026
Florida Development Finance Corp. Education Facilities, Central School Project (RB) 5.00%, 08/15/32	500		450,971
Florida Development Finance Corp. Education Facilities, Cornerstone Chapter Academy Project (RB) 5.00%, 10/01/29 (c)	500		489,278
Florida Development Finance Corp., IPS Florida LLC- Idea Florida Inc. (RB) 5.25%, 06/15/27 (c)	500		474,492
Florida Development Finance Corp., Renaissance Chapter School Inc. Project, Series C (RB) 4.00%, 09/15/27 (c)	470		425,710

See Notes to Financial Statements

113

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(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.12%, 06/15/27	$150		$140,791
Florida Development Finance Corp., The Glenridge on Palmer Ranch Project (RB) (SAW) 5.00%, 06/01/28 (c)	625		570,191
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6.25%, 01/01/24 (c) (p)	2,015		1,919,199
6.38%, 01/01/26 (c) (p)	2,730		2,460,153
6.50%, 01/01/29 (c) (p)	2,750		2,423,052
Florida Development Finance Corp., Waste Pro USA, Inc. Project (RB) 5.00%, 12/01/22 (c)	500		469,071
Hillsborough County, Aviation Authority, Florida Tampa International Airport, Series A (RB) 5.00%, 10/01/23 (c)	500		507,692
JEA Electric System, Series B (RB) 5.00%, 10/01/27 (c)	110		116,302
Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB) 5.00%, 06/01/25 (c)	315		297,304
Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
5.00%, 10/01/23	250		252,651
5.00%, 10/01/24	250		253,989
Polk Country Industrial Development Authority, Florida Industrial Development (RB) 5.88%, 01/01/33	2,000		1,946,926
School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	120		123,994
School District of Broward County, Series B (CP) 5.00%, 07/01/27 (c)	315		331,355
School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	250		259,935
Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	470		450,021
	Par (000’s	)	Value
Florida (continued)
Village Community Development District No. 13 (SA)
2.62%, 05/01/24	$245		$235,752
3.00%, 05/01/29	240		205,222
			23,962,405
Georgia: 1.6%
Atlanta Development Authorities Senior Health Care Facilities, Proton Treatment Center Project, Series A-1 (RB) 6.00%, 01/01/23	250		132,500
Burke County Development Authority, Georgia Power Company Plant Vogtle Project (RB) 2.92%, 03/12/24 (p)	250		244,825
Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Series E (RB) 3.25%, 02/03/25 (p)	1,000		973,657
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	250		235,677
George L Smith II Congress Center Authority, Convention Center Hotel, First Ties, Series A (RB) 2.38%, 01/01/31	1,500		1,254,725
Georgia Local Government, Grantor Trust, Series A (CP) (NATL) 4.75%, 06/01/28	380		387,855
Georgia State, Road and Tollway Authority, Highway Grant Anticipation (RB)
5.00%, 06/01/25	300		312,315
5.00%, 06/01/28	250		269,400
Main Street Natural Gas, Inc., Series A-1 (RB)
5.50%, 09/15/23	130		131,545
5.50%, 09/15/25	135		139,173
Main Street Natural Gas, Inc., Series C (RB)
4.00%, 11/01/27 (c) (p)	1,000		923,930
4.00%, 09/01/26 (c) (p)	1,000		960,222
Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	250		249,890

See Notes to Financial Statements

114

	Par (000’s	)	Value
Georgia (continued)
White County Development Authority, Truett McConnell University Project, Series A (RB) 5.00%, 10/01/26 (c)	$225		$207,727
			6,423,441
Guam: 1.2%
Guam Government, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	360		360,417
Guam Government, Business Privilege Tax, Series F (RB)
5.00%, 01/01/30	1,000		998,022
5.00%, 01/01/31	1,000		993,245
Guam Government, Department of Education, John F. Kennedy High School and Energy Efficiency Project, Series A (CP) 3.62%, 02/01/25	250		237,705
Guam Government, Hotel Occupancy Tax, Series A (RB) 5.00%, 11/01/28	250		250,171
Guam Government, Series A (RB) 5.00%, 12/01/24	1,000		1,003,138
Guam Power Authority, Series A (RB) 5.00%, 10/01/32 (c)	880		895,746
			4,738,444
Hawaii: 0.3%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Company, Inc., Series A (RB) 3.10%, 05/01/26	1,500		1,434,554
Illinois: 16.3%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29	1,000		981,902
5.00%, 12/01/29 (c)	1,000		977,537
5.00%, 12/01/30 (c)	2,000		1,930,289
5.00%, 12/01/30 (c)	1,500		1,435,668
7.00%, 12/01/25 (c)	200		212,568
Chicago Board of Education, Series A (GO) (AGM)
5.00%, 12/01/28 (c)	250		246,409
5.00%, 12/01/28 (c)	200		205,278
Chicago Board of Education, Series A (GO) (AMBAC) 5.50%, 12/01/26	230		239,685
Chicago Board of Education, Series A (GO) (NATL)
0.01%, 12/01/24	310		282,601
0.01%, 12/01/26	310		256,148
0.01%, 12/01/28	795		591,297
	Par (000’s	)	Value
Illinois (continued)
Chicago Board of Education, Series B (GO)
5.00%, 12/01/29 (c)	$1,400		$1,336,607
5.00%, 12/01/29 (c)	2,000		1,939,611
5.00%, 12/01/29	1,250		1,227,378
5.00%, 12/01/29 (c)	1,950		1,877,643
5.00%, 12/01/29 (c)	1,250		1,221,921
5.00%, 12/01/30	2,000		1,953,640
5.00%, 12/01/30 (c)	3,000		2,915,795
Chicago Board of Education, Series B-1 (GO) (NATL) 0.01%, 12/01/23	350		334,152
Chicago Board of Education, Series C (GO)
5.00%, 12/01/24	1,000		1,001,910
5.00%, 12/01/27	500		494,496
5.00%, 12/01/27 (c)	1,560		1,525,877
Chicago Midway International Airport, Series A (RB) (AGM) 5.00%, 01/01/24 (c)	750		752,117
Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/24 (c)	260		263,231
Chicago O’Hare International Airport, Series B (RB)
4.00%, 12/01/22 (c)	1,000		966,521
5.00%, 01/01/25 (c)	105		107,928
5.00%, 01/01/25 (c)	190		194,566
5.00%, 01/01/25 (c)	295		300,850
Chicago School Reform Board of Trustees, Series A (GO) (NATL) 0.01%, 12/01/29	575		405,373
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/28 ^	1,515		1,126,812
0.00%, 12/01/29 ^	585		412,423
0.01%, 12/01/24	515		469,481
0.01%, 12/01/25	560		486,586
0.01%, 12/01/26	490		404,880
0.01%, 12/01/30	190		126,528
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/24	115		117,543
5.00%, 06/01/25	1,000		1,019,687
5.00%, 06/01/26	535		548,488
Chicago Transit Authority, Federal Transit Administration Section 5337 Urbanized Area Formula (RB) 5.00%, 06/01/25	1,000		1,019,687
City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.00%, 01/01/25	280		281,047

See Notes to Financial Statements

115

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(unaudited) (continued)

	Par (000’s	)	Value
Illinois (continued)
City of Chicago, Second Lien Water (RB)
5.00%, 11/01/24 (c)	$150		$152,775
5.00%, 11/01/24 (c)	270		274,746
5.00%, 11/01/24 (c)	100		101,003
5.00%, 12/01/22 (c)	100		100,270
City of Chicago, Second Lien Water, Series A-1 (RB) 5.00%, 11/01/26 (c)	100		101,339
City of Chicago, Series A (GO)
4.00%, 01/01/31 (c)	500		446,470
5.00%, 01/01/30	1,500		1,478,990
5.25%, 01/01/24 (c)	180		180,257
City of Chicago, Series C (GO)
5.00%, 01/01/24	400		401,402
5.00%, 01/01/25	1,090		1,094,314
Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	240		240,729
County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	500		523,189
Illinois Finance Authority, Admiral Lake Project (RB) 5.00%, 05/15/24 (c)	500		400,031
Illinois Finance Authority, Charter School, Art In Motion Project, Series A (RB) 4.00%, 07/01/31	1,000		815,995
Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27 (d) *	1,190		583,100
Illinois Finance Authority, Lutheran Life Communities, Series A (RB) 5.00%, 11/01/26 (c)	250		237,803
Illinois Finance Authority, Roosevelt University (RB) 5.40%, 12/01/22 (c)	100		97,133
Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	250		238,682
Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	785		814,742
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28	395		390,449
5.00%, 06/15/29	545		536,488
Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	260		222,157
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB) (NATL) 0.00%, 12/15/24 ^	130		118,353
	Par (000’s	)	Value
Illinois (continued)
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 12/15/27 (c)	$500		$500,987
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL) 0.00%, 06/15/28 ^	115		88,048
Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	330		348,388
State of Illinois (GO)
3.50%, 06/01/26 (c)	350		317,325
3.50%, 06/01/26 (c)	1,845		1,649,844
4.00%, 12/01/22 (c)	185		181,781
4.12%, 11/01/26 (c)	100		92,032
4.12%, 12/01/22 (c)	300		288,783
5.00%, 01/01/26	200		201,557
5.00%, 11/01/24	705		711,259
5.00%, 12/01/25	1,315		1,325,391
5.00%, 02/01/24	120		121,025
5.00%, 02/01/24 (c)	150		150,690
5.00%, 02/01/24	500		504,271
5.00%, 02/01/26	515		518,949
5.00%, 02/01/27 (c)	600		600,726
5.00%, 02/01/27	500		503,382
5.00%, 05/01/24 (c)	1,250		1,251,059
5.00%, 05/01/24 (c)	100		100,214
5.00%, 06/01/26	100		100,745
5.00%, 06/01/26 (c)	455		457,052
5.25%, 07/01/23 (c)	275		275,470
5.50%, 07/01/23 (c)	60		60,277
5.50%, 07/01/23 (c)	500		502,647
5.50%, 07/01/23 (c)	270		271,845
State of Illinois (GO) (NATL) 6.00%, 11/01/26	2,000		2,078,413
State of Illinois, Sales Tax (RB)
4.00%, 06/15/26 (c)	810		803,012
5.00%, 06/15/23 (c)	190		191,103
5.00%, 06/15/23 (c)	285		286,573
5.00%, 06/15/26	235		241,255
5.00%, 06/15/31	1,000		1,033,996
State of Illinois, Sales Tax (RB) (BAM) 3.00%, 06/15/31 (c)	500		424,485
State Of Illinois, Sales Tax, Series A (RB) (BAM) 4.00%, 06/15/30	1,000		986,240
State of Illinois, Series A (GO)
4.00%, 12/01/22 (c)	100		94,929
5.00%, 10/01/28	500		501,120
5.00%, 03/01/29	500		500,826
5.00%, 03/01/30	500		500,330
State of Illinois, Series B (GO)
4.00%, 10/01/30 (c)	500		449,834
5.00%, 10/01/28 (c)	1,000		991,135

See Notes to Financial Statements

116

	Par (000’s	)	Value
Illinois (continued)
5.00%, 09/01/27	$600		$602,769
State of Illinois, Series C (GO) 5.00%, 11/01/27 (c)	315		315,274
State of Illinois, Series D (GO)
3.25%, 11/01/26	165		155,826
5.00%, 11/01/25	1,250		1,260,018
5.00%, 11/01/26	1,395		1,405,031
5.00%, 11/01/27	1,130		1,134,447
5.00%, 11/01/27 (c)	110		110,193
			66,933,133
Indiana: 0.9%
City of Anderson, Indiana Economic Development, Anderson University (RB) 4.75%, 12/01/22 (c)	290		266,066
Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series B (RB) 3.00%, 11/01/30	1,000		849,350
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB) 4.12%, 12/01/26	2,000		1,915,409
Indianapolis Local Public Improvement, Indianapolis Airport Authority Project, Series D (RB) 5.00%, 01/01/29	500		514,664
			3,545,489
Iowa: 1.2%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP) 4.00%, 06/01/24 (c)	945		896,745
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Company Project (RB) 4.00%, 12/01/32 (c) (p)	1,000		900,898
Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB) 5.00%, 03/01/24 (c)	350		341,982
Iowa Higher Education Loan Authority, Wartburg College Project (RB) 4.00%, 10/01/25	755		728,764
PEFA, Inc., Gas Project (RB) 5.00%, 09/01/26 (c) (p)	1,920		1,918,726
			4,787,115
Kansas: 0.1%
City of Goddard, Olympic Park Star Bond Project (RB) 3.60%, 12/01/22 (c)	275		245,004
Kansas Development Finance Authority, Village Shalom Project, Series B (RB) (AGC) 4.00%, 11/15/25	100		91,970
			336,974
	Par (000’s	)	Value
Kentucky: 0.4%
Commonwealth of Kentucky, State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	$140		$144,563
Commonwealth of Kentucky, State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	140		146,278
Commonwealth of Kentucky, State Property and Building Commission, Project No. 112, Series B (RB)
5.00%, 11/01/25	630		653,168
5.00%, 11/01/26 (c)	325		340,443
Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB) 5.25%, 09/01/23 (c)	250		253,471
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	85		82,886
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL) 5.00%, 09/01/25 (c)	175		181,769
			1,802,578
Louisiana: 1.7%
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) 5.00%, 12/01/27	1,025		1,038,320
Calcasieu Parish Service District, Lake Charles Memorial Hospital Project (RB) (SBG) 5.00%, 12/01/29	150		152,241
City of New Orleans, Louisiana Water (RB) 5.00%, 12/01/25 (c)	305		319,569
City of Shreveport, Water and Sewer, Series C (RB) (BAM) 5.00%, 12/01/26	525		547,555
Louisiana Local Government Environment Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 5.50%, 11/15/25	600		593,237

See Notes to Financial Statements

117

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(unaudited) (continued)

	Par (000’s	)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	$3,060		$2,740,280
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	330		3
Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	521		5
Parish of St James, Nustar Logistics, LP Project (RB) 6.10%, 06/01/30 (p)	1,500		1,574,992
			6,966,202
Maryland: 0.7%
City of Baltimore, East Baltimore Research Park Project, Series A (RB) 4.00%, 09/01/27	200		192,496
County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	350		347,460
County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	200		189,469
Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 12/01/22 (c)	695		694,757
Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	155		146,342
Maryland Economic Development Corp., Port Covington Project (TA) 3.25%, 09/01/30	1,000		869,953
Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	425		440,281
			2,880,758
Massachusetts: 0.6%
Collegiate Charter School of Lowell (RB) 5.00%, 06/15/26 (c)	490		481,050
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series I (RB) 5.00%, 07/01/26 (c)	$310		$320,985
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series K (RB) 5.00%, 07/01/28	500		525,089
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB) 4.00%, 11/21/22 (c)	250		249,110
Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	335		344,510
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series I (RB) 5.00%, 07/01/26 (c)	100		103,268
Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	275		278,814
			2,302,826
Michigan: 1.6%
City of Detroit, Michigan Unlimited Tax (GO) 5.00%, 04/01/26	1,000		1,020,384
City of Detroit, Series A (GO) (SBG) 5.00%, 04/01/31 (c)	500		501,868
Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	250		228,583
Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
5.00%, 07/01/26 (c)	1,000		1,043,162
5.00%, 07/01/26 (c)	500		523,957
Michigan Finance Authority Higher Education, Aquinas College Project (RB) 4.00%, 05/01/31	500		429,973
Michigan Finance Authority Higher Education, Thomas M. Cooley Law School Project (RB) 6.25%, 07/01/24 (c)	1,000		987,602
Michigan Strategic Fund, I-75 Improvement Project (RB) 5.00%, 12/31/28 (c)	155		153,492

See Notes to Financial Statements

118

	Par (000’s	)	Value
Michigan (continued)
Wayne County Airport Authority, Detroit metropolitan Wayne County Airport, Series C (RB) 5.00%, 12/01/27	$1,415		$1,500,890
			6,389,911
Minnesota: 0.6%
City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	100		93,194
City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.12%, 07/01/25	415		345,786
City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB) 5.25%, 07/01/25 (c)	350		320,914
Duluth Economic Development Authority, Benedictine Health System, Series A (RB) 4.00%, 07/01/26 (c)	1,000		915,780
Saint Paul Minnesota Housing and Redevelopment Authority, Health Care, Series A (RB) 5.00%, 07/01/25 (c)	500		512,488
Saint Paul Minnesota Housing and Redevelopment Authority, HMONG College Prep Academy Project, Series A (RB) 5.00%, 09/01/26	100		99,272
			2,287,434
Mississippi: 0.1%
Mississippi Business Finance Corp., Waste Pro USA, Inc. Project (RB) 5.00%, 08/02/27 (p)	500		474,014
Missouri: 0.9%
City of St. Ann, Northwest Plaza Redevelopment Project, Series A (TA) 4.62%, 11/01/27 (c)	600		556,118
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB) 3.88%, 11/15/26 (c)	220		188,917
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (TA) (AMBAC) 4.38%, 02/01/28 (c)	1,915		1,558,830
Lees Summit Industrial Development Authority, John Knox Village, Series A (RB) 5.00%, 08/15/25 (c)	125		115,750
	Par (000’s	)	Value
Missouri (continued)
Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) (BAM) 4.38%, 03/15/28 (c)	$400		$360,065
Plaza at Noah’s Ark Community Improvement District (RB) 3.00%, 05/01/29 (c)	500		429,439
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB) 5.00%, 09/01/25 (c)	500		478,504
			3,687,623
Nebraska: 0.2%
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 09/01/27	500		508,889
5.00%, 09/01/28	100		101,951
5.00%, 09/01/30	125		127,493
			738,333
Nevada: 1.1%
City of Reno, Tax Increment Senior Lien, Series C (TA) 5.40%, 12/01/22 (c)	305		295,082
City of Sparks, Tourism Improvement District No. 1, Legends at Sparks Marina (RB)
2.50%, 06/15/24	230		220,586
2.75%, 06/15/28	1,000		866,327
Clark County, Airport System, Series A-2 (RB) 5.00%, 07/01/24 (c)	100		102,453
Clark County, Nevada Pollution Control, Southern California Edison Company (RB) 2.10%, 06/01/31	5		3,977
Clark County, School District, Series A (GO) 5.00%, 06/15/24	500		512,171
Clark County, School District, Series B (GO) (AGM)
5.00%, 06/15/29 (c)	250		269,337
5.00%, 06/15/29	250		269,863
Clark County, School District, Series B (GO) (BAM)
5.00%, 06/15/30 (c)	500		539,548
5.00%, 06/15/30	250		270,149
Clark County, School District, Series C (GO) 5.00%, 12/15/25 (c)	115		120,000
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	409		415,241

See Notes to Financial Statements

119

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(unaudited) (continued)

	Par (000’s	)	Value
Nevada (continued)
State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	$545		$522,512
			4,407,246
New Hampshire: 0.1%
National Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	250		232,566
New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c) (d) *	290		113,100
			345,666
New Jersey: 8.8%
Gloucester County, Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	375		378,598
New Jersey Economic Development Authority, American Water Company, Inc. Project, Series B (RB) 2.05%, 12/03/29 (p)	1,250		1,049,680
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 12/01/22 (c)	2,000		1,968,400
5.62%, 03/05/24 (c)	1,000		986,995
5.75%, 12/01/22 (c)	300		300,155
New Jersey Economic Development Authority, Lions Gate Project (RB) 4.38%, 01/01/24	40		39,448
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/27 (c)	760		714,541
5.00%, 07/01/27 (c)	1,000		1,010,140
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	380		377,842
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
4.00%, 11/01/25	500		500,944
5.00%, 11/01/25	115		118,439
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Series A (RB) (AGM) 5.00%, 11/01/29 (c)	110		113,944
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	$115		$120,466
New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	100		108,520
New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
5.00%, 03/01/23 (c)	200		200,682
5.00%, 03/01/23 (c)	1,660		1,669,879
5.00%, 03/01/23 (c)	35		35,113
5.00%, 03/01/23 (c)	455		456,861
5.00%, 03/01/23 (c)	1,500		1,504,934
New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
5.00%, 06/15/24 (c)	340		345,407
5.00%, 06/15/24 (c)	500		513,938
5.00%, 06/15/24 (c)	320		328,920
New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
5.00%, 06/15/24 (c)	690		708,684
5.00%, 06/15/24	430		438,492
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.25%, 06/15/25 (c)	440		442,656
4.38%, 06/15/25 (c)	130		130,808
5.00%, 06/15/25 (c)	345		353,714
New Jersey Economic Development Authority, State House Project, Series B (RB) 4.00%, 12/15/28 (c)	750		739,768
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB) 4.12%, 07/01/25 (c)	175		155,064
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
5.00%, 06/15/24 (c)	175		177,912
5.00%, 06/15/24 (c)	145		147,306
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 10/01/24	315		321,364

See Notes to Financial Statements

120

	Par (000’s	)	Value
New Jersey (continued)
New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	$500		$527,879
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/25 ^	120		105,521
0.00%, 12/15/26 ^	360		302,590
0.00%, 12/15/32 ^	5		3,068
5.00%, 12/15/24	500		510,978
5.00%, 12/15/25	500		515,471
5.00%, 12/15/26	1,050		1,090,197
5.00%, 12/15/28	885		921,904
5.00%, 12/15/28 (c)	205		211,437
5.00%, 06/15/24	300		305,925
5.00%, 06/15/26 (c)	500		512,194
5.00%, 06/15/26 (c)	395		405,725
5.00%, 06/15/31	1,100		1,140,134
5.25%, 12/15/23	270		274,517
New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
5.00%, 06/15/26 (c)	845		873,735
5.00%, 06/15/26 (c)	110		113,190
New Jersey Transportation Trust Fund Authority, Series AA (RB)
5.00%, 12/15/28 (c)	500		513,642
5.00%, 06/15/23 (c)	490		493,056
5.00%, 06/15/25 (c)	275		281,945
5.25%, 06/15/25 (c)	365		373,142
5.25%, 06/15/25 (c)	100		102,848
5.25%, 06/15/25 (c)	435		446,097
5.25%, 06/15/25 (c)	1,065		1,081,944
New Jersey Transportation Trust Fund Authority, Series BB (RB) 5.00%, 12/15/31 (c)	1,000		1,024,932
New Jersey Transportation Trust Fund Authority, Series C (RB) (AGM) 0.01%, 12/15/29	290		212,135
New Jersey Transportation Trust Fund Authority, Series D (RB)
5.00%, 12/15/23	735		745,302
5.00%, 12/15/24 (c)	1,380		1,391,062
5.25%, 12/15/23	515		523,616
Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) (NATL) 5.00%, 01/01/32	120		123,708
Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	35		35,329
	Par (000’s	)	Value
New Jersey (continued)
State of New Jersey, Covid-19 General Emergency, Series A (GO)
5.00%, 06/01/26	$500		$524,802
5.00%, 06/01/27	500		530,391
State of New Jersey, Various Purposes (GO)
2.00%, 12/01/29 (c)	2,000		1,668,346
3.00%, 06/01/26	80		77,021
5.00%, 06/01/27	100		106,078
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/28 (c)	150		155,092
5.00%, 06/01/28 (c)	640		658,517
5.00%, 06/01/28	655		678,042
			36,021,126
New Mexico: 0.6%
City of Farmington, New Mexico Pollution Control, Public Service Company of San Juan And Four Corners Projects, Series B (RB) 2.15%, 10/01/31 (c)	1,700		1,285,211
City of Farmington, New Mexico Pollution Control, Southern California Edison Company Four Corners Project, Series A (RB) 1.80%, 04/01/29	1,100		911,857
City of Farmington, New Mexico Pollution Control, Southern California Edison Company Four Corners Project, Series B (RB) 1.80%, 04/01/29	500		414,969
			2,612,037
New York: 9.4%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 01/15/27 (c)	1,800		1,777,249
5.00%, 01/15/27 (c)	100		99,786
5.00%, 01/15/27 (c)	100		99,503
5.00%, 07/15/24	1,750		1,751,283
5.00%, 07/15/26	100		99,959
Build NYC Resource Corp., Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.00%, 12/31/28	1,235		1,161,733
Build NYC Resource Corporation, New World Preparatory Chapter School Project, Series A (RB) 4.00%, 06/15/31	275		246,796

See Notes to Financial Statements

121

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(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Build NYC Resource Corporation, Richmond Preparatory Chapter School Project, Series A (RB) 4.00%, 06/01/29 (c)	$595		$532,316
County of Suffolk, Series A (GO) (AGM) 5.00%, 02/01/26	250		261,427
County of Suffolk, Series B (GO) (AGM) 5.00%, 10/15/26	250		263,640
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
5.00%, 07/01/26 (c)	270		274,002
5.00%, 07/01/26 (c)	275		280,045
Huntington Local Development Corp., Gurwin Independent Housing, Inc., Fountaingate Gardens Project (RB) 4.00%, 07/01/27	1,000		944,471
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	250		251,418
Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	250		255,065
Metropolitan Transportation Authority, Series D (RB)
5.00%, 11/15/26 (c)	500		501,975
5.00%, 05/15/28 (c)	560		563,766
Metropolitan Transportation Authority, Series D-1 (RB)
5.00%, 11/15/25 (c)	250		250,975
5.00%, 11/15/25 (c)	250		252,656
Monroe County Industrial Development Corp., Rochester regional Health Project, Series A (RB) 5.00%, 12/01/30 (c)	500		510,105
Monroe County Industrial Development Corp., St. Ann’s Community Project (RB) 4.00%, 01/01/26 (c)	1,000		862,689
New York Convention Center Development Corp., Hotel Unit (RB) 5.00%, 11/15/25 (c)	500		515,299
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/24	250		252,794
5.00%, 08/01/28 (c)	2,395		2,299,111
5.00%, 08/01/28 (c)	945		914,997
5.00%, 08/01/28 (c)	1,000		979,766
5.00%, 09/01/27	1,000		998,486
	Par (000’s	)	Value
New York (continued)
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB) (FHA 542 (C)) 2.75%, 09/02/25 (c) (p)	$600		$558,269
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2.25%, 08/01/26	815		748,245
5.00%, 11/21/22 (c)	620		617,652
5.00%, 11/21/22 (c)	2,000		1,965,126
5.25%, 08/01/30 (c)	865		858,875
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project (RB)
4.00%, 10/01/30	2,000		1,875,513
5.00%, 01/01/28 (c)	785		778,354
5.00%, 01/01/28 (c)	4,405		4,348,417
5.00%, 01/01/28 (c)	780		775,458
New York Transportation Development Corp., John F. Kennedy International Airport Project (RB) 3.00%, 08/01/31	2,000		1,724,354
Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	1,500		1,443,434
Port Authority of New York & New Jersey, Series 184 (RB)
5.00%, 10/15/25 (c)	500		519,976
5.00%, 09/01/24 (c)	250		256,587
Port Authority of New York & New Jersey, Series 214 (RB) 5.00%, 09/01/29 (c)	250		256,502
Port Authority of New York & New Jersey, Series 217 (RB) 3.00%, 10/01/28	550		506,396
Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
5.00%, 01/01/26 (c)	1,130		938,997
5.00%, 01/01/26 (c)	750		642,643
Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	665		659,169
Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
4.00%, 05/15/23 (c)	120		111,096
4.12%, 05/15/23 (c)	100		91,492

See Notes to Financial Statements

122

	Par (000’s	)	Value
New York (continued)
Trust for Cultural Resources of The City of New York, Lincoln Center for the Performing Arts, Inc., Series A (RB) 5.00%, 12/01/30 (c)	$1,000		$1,085,258
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27 (c)	70		72,133
5.00%, 06/01/27	70		72,486
Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	275		255,685
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB) 4.00%, 10/15/29	200		182,313
			38,545,742
North Carolina: 1.0%
North Carolina Eastern Municipal Power Agency, Series B (RB) (NATL) 6.00%, 01/01/25	125		131,801
North Carolina Medical Care Commission, Vedan Health (RB) 5.00%, 06/01/25 (c)	250		259,509
North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	350		352,121
North Carolina Turnpike Authority, Triangle Expressway System (RB) (AGM) 5.00%, 01/01/29 (c)	500		526,474
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	3,000		3,036,614
			4,306,519
North Dakota: 0.4%
County of Grand Forks, Red River Biorefinery, LLC Project, Series A (RB) 6.62%, 06/15/26 (c)	3,000		1,766,069
Ohio: 1.8%
American Municipal Power, Inc., Series A (RB) 5.00%, 02/15/29	500		538,110
County of Cuyahoga, Health Care and Independent Living Facilities, Series A (RB) 5.00%, 05/15/29 (c)	1,000		951,851
	Par (000’s	)	Value
Ohio (continued)
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/25	$250		$255,444
5.00%, 02/15/26	50		51,510
5.00%, 02/15/27 (c)	110		112,534
5.00%, 02/15/27	350		360,374
County of Muskingum, Ohio Hospital Facilities, Genesis Healthcare System (RB) 5.00%, 02/15/23 (c)	1,860		1,829,974
Ohio Air Quality Development Authority, American Electric Company Project, Series A (RB) 2.40%, 10/01/29 (c) (p)	500		428,407
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB) 3.25%, 09/01/29	2,000		1,782,165
Southern Ohio Port Authority, Purecycle Project, Series B (RB) (AGM) 10.00%, 12/01/26 (c)	1,000		966,529
			7,276,898
Oklahoma: 0.7%
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/26	1,000		971,209
5.00%, 08/15/27	250		240,982
Tulsa Municipal Airport Trust, American Airlines, Inc. (RB) 5.00%, 06/01/25 (c) (p)	1,500		1,494,921
			2,707,112
Oregon: 0.1%
Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) 11.50%, 04/01/26 (c) (d) *	500		30,000
Yamhill County Hospital Authority, Friendsview Retirement Community Oregon, Series A (RB) 5.00%, 11/15/24 (c)	325		300,437
			330,437
Pennsylvania: 4.8%
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27	1,250		1,216,918
5.00%, 05/01/28	1,665		1,606,105
5.00%, 05/01/28	875		846,747
Berks County Industrial Development Authority, Tower Health Project (RB) 4.00%, 11/01/27 (c)	200		148,332

See Notes to Financial Statements

123

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(unaudited) (continued)

	Par (000’s	)	Value
Pennsylvania (continued)
5.00%, 11/01/24	$1,000		$955,887
5.00%, 11/01/25	1,000		933,134
5.00%, 11/01/26	400		365,362
5.00%, 11/01/27 (c)	1,065		884,436
Berks County Municipal Authority, Tower Health Project, Series A (RB)
5.00%, 02/01/30	800		675,691
5.00%, 02/01/31	425		350,155
Berks County Municipal Authority, Tower Health Project, Series B-2 (RB) 5.00%, 02/01/27 (c) (p)	1,500		1,341,927
Berks County Municipal Authority, Tower Health Project, Series B-3 (RB) 5.00%, 02/01/30 (c) (p)	500		418,324
City of Philadelphia, Gas Works, Series 13 (RB) 5.00%, 08/01/25	80		82,649
County of Albemarle, Industrial Development Authority Environmental Improvement, United States Steel Corp. Project (RB) 4.88%, 11/01/24	1,500		1,491,702
Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
4.25%, 10/15/26	1,750		1,674,980
5.00%, 10/15/27	250		244,849
5.00%, 10/15/28 (c)	500		476,317
Doylestown Hospital Authority, Series A (RB) (SBG) 5.00%, 07/01/23 (c)	250		250,258
Fulton County Industrial Development Authority, Medical Center Project (RB) 4.00%, 07/01/26 (c)	775		722,061
Geisinger Authority Health System, Series C (RB) 5.00%, 04/01/30 (c) (p)	1,000		1,049,184
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	1,055		1,027,454
Pennsylvania Economic Development Financing Authority, The Pennsylvania Rapid Bridge Replacement Project (RB)
5.00%, 12/31/23	125		126,346
5.00%, 06/30/26	130		130,924
	Par (000’s	)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	$100		$103,672
Pennsylvania Turnpike Commission, Series E (RB) 6.00%, 12/01/27 (c)	645		715,473
Philadelphia Authority, Industrial Development, Electrical and Technology Charter School Project, Series A (RB) 4.00%, 06/01/31	575		523,975
Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	100		104,588
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (SAW) 5.00%, 12/01/26 (c)	200		206,684
Susquehanna Area Regional Airport Authority, Series A (RB) 5.00%, 01/01/23 (c)	500		500,095
The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
5.00%, 07/01/26	115		117,797
5.00%, 07/01/27 (c)	275		282,122
			19,574,148
Puerto Rico: 5.3%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
5.00%, 07/01/30	3,000		2,874,424
6.12%, 07/01/24	410		415,452
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/28	1,000		975,492
5.00%, 07/01/31 (c)	2,000		1,867,875
Puerto Rico Commonwealth, Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/31 (c)	2,000		1,696,580
5.38%, 07/01/25	3,638		3,638,721
5.62%, 07/01/27	1,000		1,008,266
5.62%, 07/01/29	3,000		3,022,331
5.75%, 07/01/31	2,000		2,016,102
Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 12/01/22 (c)	250		253,659
Puerto Rico Highway and Transportation Authority, Series CC (RB) (AGM) 5.25%, 07/01/32	1,105		1,086,041

See Notes to Financial Statements

124

	Par (000’s	)	Value
Puerto Rico (continued)
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Series A (RB) 6.62%, 12/01/22 (c)	$100		$103,564
Puerto Rico Municipal Finance Agency, Series A (RB) (AGM) 5.00%, 12/01/22 (c)	780		791,111
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) 0.01%, 07/01/28 (c)	2,000		1,223,026
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AGM) 0.01%, 07/01/28 (c)	1,308		908,890
			21,881,534
Rhode Island: 0.4%
Rhode Island Commerce Corp., Department of Transportation, Series A (RB)
5.00%, 05/15/30 (c)	250		265,878
5.00%, 05/15/30 (c)	400		430,701
Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	155		162,439
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB) 5.00%, 09/01/26 (c)	1,000		906,454
			1,765,472
South Carolina: 0.8%
South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	600		595,302
South Carolina Jobs-Economic Development Authority, Solid Waste Disposal, Series A (RB)
5.25%, 07/01/25 (c)	755		785,418
6.00%, 06/01/28 (c)	1,000		789,657
South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB) 4.00%, 11/15/24 (c)	360		340,457
South Carolina Public Service Authority, Series A (RB)
5.00%, 06/01/25 (c)	290		297,598
5.00%, 06/01/26 (c)	525		535,905
			3,344,337
Tennessee: 0.9%
Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	500		391,661
	Par (000’s	)	Value
Tennessee (continued)
Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA) 4.75%, 07/01/27	$105		$85,564
Tennergy Corporation Gas Supply Series A (RB) 4.00%, 09/01/28 (c) (p)	1,750		1,643,364
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB) 5.00%, 11/01/31 (c) (p)	1,000		974,976
Tennessee Energy Acquisition Corp., Gas Project, Series A (RB) 5.25%, 09/01/26	525		530,816
			3,626,381
Texas: 7.6%
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB)
5.00%, 01/01/27 (c)	1,200		1,180,343
5.00%, 01/01/27 (c)	1,155		1,144,000
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB) (SAW) 5.00%, 01/01/26	775		777,747
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series A (RB) 5.00%, 01/01/27 (c)	500		479,834
Board of Regents of the University of Texas System, Series A (RB) (AGM) 5.00%, 08/15/29 (c)	50		54,191
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Series A (RB) 3.62%, 07/01/24 (c)	2,465		2,183,942
Central Texas Regional Mobility Authority, Series B (RB) 5.00%, 01/01/31 (c)	750		789,444
Central Texas Regional Mobility Authority, Series C (RB) 5.00%, 01/01/26 (c)	2,000		2,052,630
Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	120		122,339
City of Austin, Texas Airport System (RB)
5.00%, 11/15/24 (c)	395		399,581
5.00%, 11/15/25	625		640,835
City of Houston, Airport System, Series C (RB) 5.00%, 07/01/27	180		185,637

See Notes to Financial Statements

125

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(unaudited) (continued)

	Par (000’s	)	Value
Texas (continued)
City of Houston, Airport System, United Airlines, Inc. Terminal E Project (RB) 5.00%, 07/01/24 (c)	$2,250		$2,221,036
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, Series A (RB) 5.00%, 07/01/27	250		248,650
City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 12/01/22 (c)	200		199,991
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/27	1,000		994,552
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Technical Operations Center Project (RB) 5.00%, 07/15/28	1,500		1,485,284
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal E Project (RB) 4.75%, 07/01/24	545		542,650
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-1 (RB) 5.00%, 07/15/25 (c)	1,000		986,115
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement Projects, Series B-2 (RB) 5.00%, 07/15/27	2,750		2,735,019
Clifton Higher Education Finance Corp., Series A (RB)
4.62%, 08/15/25	60		59,356
5.12%, 08/15/25 (c)	200		196,276
6.00%, 03/01/24 (c)	1,345		1,359,063
Clifton Higher Education Finance Corp., Series D (RB) 5.25%, 08/15/25 (c)	500		501,113
Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 12/01/22 (c)	335		327,663
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL) 0.01%, 11/15/29	315		222,437
	Par (000’s	)	Value
Texas (continued)
Love Field Airport Modernization Corp., Southwest Airlines Co. (RB) 5.00%, 12/01/22 (c)	$1,000		$1,000,627
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
5.00%, 05/15/25 (c)	335		345,624
5.00%, 05/15/29 (c)	200		212,527
Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	105		103,254
Matagorda County Navigation District No 1 (RB) 4.00%, 06/03/23 (c)	2,100		2,003,151
Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB) (NATL) 5.00%, 02/15/26 (c) (d) *	300		249,000
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB) 4.62%, 11/21/22 (c)	1,000		942,988
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 4.00%, 07/01/24 (c)	1,000		862,032
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Series A (RB) 4.00%, 08/15/25 (c)	1,000		910,706
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	185		184,907
New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
5.00%, 07/01/23	100		85,000
5.00%, 07/01/24	100		85,000
North Texas Tollway Authority, First Tier, Series D (RB) (AGC) 0.01%, 01/01/29	405		308,221
North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/26 (c)	185		193,671
Port Beaumont Navigation District, Texas Dock & Wharf Facility, Series A (RB) 2.62%, 07/01/23 (c)	550		421,903
SA Energy Acquisition Public Facility Corp. (RB) 5.50%, 08/01/24	55		55,804

See Notes to Financial Statements

126

	Par (000’s	)	Value
Texas (continued)
5.50%, 08/01/25	$125		$127,673
5.50%, 08/01/27	110		113,637
Tarrant County Cultural Education Facilities Finance Corp., MRC Stevenson Oaks Project, Series A (RB) 6.25%, 11/15/27 (c)	250		236,472
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	275		259,476
Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
5.25%, 12/15/23	15		15,208
5.25%, 12/15/24	60		61,313
5.25%, 12/15/25	100		102,933
Texas Municipal Gas Acquisition and Supply Corp. III (RB) 5.00%, 12/15/28	350		354,788
			31,325,643
Utah: 0.4%
Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB) 4.50%, 06/15/27	800		767,709
Utah Salt Lake City, International Airport, Series A (RB) 5.00%, 07/01/31	1,000		1,023,426
			1,791,135
Virgin Islands: 0.7%
Matching Fund Special Purpose Securitization Corp., Virgin Island, Series A (RB) 5.00%, 10/01/32	1,000		1,007,501
Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes, Series C (RB)
5.00%, 10/01/24	200		197,855
5.00%, 10/01/24 (c)	1,000		940,855
Virgin Islands Water & Power Authority, Series B (RB)
5.00%, 12/01/22 (c)	150		147,213
5.00%, 12/01/22 (c)	75		72,063
5.00%, 12/01/22 (c)	620		571,056
5.00%, 12/01/22 (c)	55		52,049
			2,988,592
Virginia: 1.4%
Amherst Industrial Development Authority, Educational Facilities, Sweet Briar College (RB) 4.75%, 12/01/22 (c)	140		128,770
Chesapeake Bay Bridge and Tunnel District, First Tier (RB) 5.00%, 11/01/23	500		505,666
	Par (000’s	)	Value
Virginia (continued)
County of Albemarle, Virginia Economic Development Authority, Series A (RB) 4.62%, 01/01/23 (c)	$800		$801,643
Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	325		298,283
Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	1,835		1,505,354
Roanoke Economic Development Authority, Residential Care Facility (RB) 4.30%, 09/01/27 (c)	1,525		1,175,534
Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	710		710,121
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO LLC Project (RB) 4.00%, 01/01/31	635		597,660
			5,723,031
Washington: 1.3%
King County, Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (RB) 5.00%, 12/01/25	140		137,434
Klickitat County, Public Hospital District No. 2 (RB) 4.00%, 12/01/27	880		818,872
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-2 (RB) 5.00%, 08/01/25 (c) (p)	480		487,604
Washington State, Convention Center Public Facilities District (RB) 4.00%, 07/01/31	2,250		1,945,480
Washington State, Convention Center Public Facilities District, Series B (RB) 4.00%, 07/01/31 (c)	250		225,028
Washington State, Convention Center Public Facilities District, Series B (RB) (AGM) 4.00%, 07/01/31 (c)	1,000		914,076
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
3.75%, 07/01/26	185		173,385
4.00%, 01/01/25 (c)	500		469,482

See Notes to Financial Statements

127

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(unaudited) (continued)

	Par (000’s	)	Value
Washington (continued)
5.00%, 01/01/25 (c)	$365		$332,431
			5,503,792
West Virginia: 0.4%
County of Ohio, Fort Henry Centre Tax Increment Financing District No. 1, The Highlands Project (TA) 4.75%, 12/01/22 (c)	680		645,573
West Virginia Economic Development Authority, Arch Resources Project (RB) (SAW) 4.12%, 07/01/25 (c) (p)	1,000		965,575
West Virginia Hospital Finance Authority, West Virginia University Health System, Series A (RB) 5.00%, 06/01/26	150		156,414
			1,767,562
Wisconsin: 1.5%
Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,000		965,183
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Series A (RB) 3.75%, 02/01/32	850		738,464
	Par (000’s	)	Value
Wisconsin (continued)
Public Finance Authority, Living Community First Mortgage (RB) 4.25%, 05/01/27 (c)	$455		$397,266
Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	550		518,295
Public Finance Authority, Penick Village (RB) 4.00%, 09/01/26 (c)	505		436,463
Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	150		140,452
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB) 5.00%, 12/01/27	1,765		1,774,300
Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.62%, 11/01/25	1,050		992,552
Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	250		233,030
			6,196,005
Total Municipal Bonds: 98.0% (Cost: $452,391,259)			402,283,889
Other assets less liabilities: 2.0%			8,331,650
NET ASSETS: 100.0%			$410,615,539

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
*	Non-income producing
(d)	Security in default
^	Zero Coupon Bond

See Notes to Financial Statements

128

Summary of Investments by Sector	% of Investments	Value
Airport	4.5%	$18,195,623
Education	6.3	25,541,198
Health	6.0	24,243,127
Hospitals	7.9	31,720,913
Industrial Development Revenue	14.6	58,685,579
Leasing COPS & Appropriations	4.9	19,897,347
Local GO	10.4	41,850,101
Misc	2.1	8,611,995
Multi-Family Housing	0.6	2,238,295
Pollution Control	1.1	4,366,782
Power	3.9	15,656,823
Refunded	1.2	4,654,910
State GO	8.6	34,575,106
Tax	8.9	35,898,579
Tobacco	0.4	1,636,269
Toll & Turnpike	2.6	10,279,650
Transportation	6.4	25,707,425
Unassigned	0.5	1,907,943
Utilities - Other	6.6	26,588,494
Water & Sewer	2.5	10,027,730
	100.0%	$402,283,889

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$402,283,889	$—	$402,283,889

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

129

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October 31, 2022 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.3%
Alabama: 2.9%
Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/27 (c)	$985		$1,059,432
Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	125		126,863
Alabama Public School And College Authority, Series A (RB) 5.00%, 11/01/22	750		750,000
Black Belt Energy Gas District Gas, Project No. 4, Series A (RB) 4.00%, 12/01/25 (c) (p)	1,000		969,878
Black Belt Energy Gas District, Series A (RB) (SAW)
4.00%, 12/01/23 (c) (p)	470		467,249
5.00%, 12/01/23	860		864,863
Industrial Development Board of the City of Mobile, Alabama Power Company Barry Plant Project, Series A (RB) 1.00%, 06/26/25 (p)	1,000		929,628
Jefferson County, Series A (GO)
5.00%, 04/01/24	290		296,789
5.00%, 04/01/25	340		351,832
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,500		1,456,947
Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 06/01/24 (c) (p)	250		246,620
Tuscaloosa City Board of Education (RB)
5.00%, 08/01/26 (c)	1,055		1,113,274
5.00%, 08/01/26 (c)	825		870,569
			9,503,944
Arizona: 1.0%
City of Phoenix, Civic Improvement Corp., Junior Lien Airport, Series D (RB) 5.00%, 07/01/23	250		252,821
City of Phoenix, Civic Improvement Corp., Senior Lien Airport, Series B (RB) 5.00%, 07/01/24	200		205,317
Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 5.00%, 01/01/26	700		729,973
Maricopa County Special Health Care District, Series C (GO) 5.00%, 07/01/24	250		256,647
	Par (000’s	)	Value
Arizona (continued)
Maricopa County Special Health Care District, Series D (GO) 5.00%, 07/01/23	$500		$505,610
Pima County (GO) 4.00%, 07/01/23	310		311,726
Salt River Project Agricultural Improvement & Power District, Series A (RB)
5.00%, 01/01/26	500		525,693
5.00%, 01/01/27	500		532,941
			3,320,728
California: 16.2%
Bay Area Toll Authority, San Francisco Bay Area, Series A (RB)
2.00%, 04/01/28 (c) (p)	1,000		894,654
2.95%, 04/01/26 (c) (p)	1,205		1,161,624
Bay Area Toll Authority, Series B (RB) 2.85%, 04/01/25 (c) (p)	395		384,168
Bay Area Toll Authority, Series G (RB) 2.00%, 04/01/24 (c) (p)	725		702,835
California Community Choice Financing Authority, Clean Energy, Series A-1 (RB) 4.00%, 08/01/28 (c) (p)	500		480,473
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-2 (RB) 4.00%, 10/01/24 (c) (p)	500		504,831
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/25 (c) (p)	335		320,372
California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) 5.00%, 10/01/25 (p)	585		609,730
California Infrastructure And Economic Development Bank, Series B-2 (RB) 3.00%, 10/01/26 (c) (p)	500		492,387
California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/26	885		939,844
California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 09/01/26	500		530,384

See Notes to Financial Statements

130

	Par (000’s	)	Value
California (continued)
California Statewide Communities Development Authority, Cottage Health System Obligated Group (RB) 5.00%, 11/01/24 (c)	$900		$930,109
Chino Basin Regional Financing Authority, Series B (RB) 4.00%, 08/01/25 (c)	405		412,985
City & County of San Francisco, Series B (CP)
5.00%, 10/01/25 (c)	430		450,140
5.00%, 04/01/25	100		103,951
City & County of San Francisco, Series R-1 (GO)
4.00%, 06/15/23 (c)	1,000		1,004,232
5.00%, 06/15/25	250		261,877
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB) 5.00%, 05/15/26	500		528,454
County of Sacramento, Airport System, Series B (RB) 5.00%, 07/01/25	240		250,268
Foothill-Eastern Transportation Corridor Agency, Series A (RB) 0.00%, 01/01/27 ^	500		433,754
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
5.00%, 06/01/23 (c)	500		505,557
5.00%, 06/01/25 (c)	1,000		1,043,820
5.00%, 06/01/25 (c)	1,870		1,951,944
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) (AGM) 0.00%, 06/01/26 ^	1,000		880,607
Grossmont-Cuyamaca Community College District (GO) 5.00%, 08/01/24	265		272,598
Los Angeles Community College District/CA, Series C (GO) 5.00%, 08/01/26	500		532,875
Los Angeles Department of Water & Power, Series B (RB)
5.00%, 07/01/23	550		556,970
5.00%, 07/01/24	250		257,548
Los Angeles Department of Water & Power, Series C (RB) 5.00%, 07/01/24	250		257,548
Los Angeles Department of Water and Power, Series B (RB) 5.00%, 06/01/25 (c)	295		308,140
	Par (000’s	)	Value
California (continued)
Los Angeles Unified School District, Series A (GO)
5.00%, 07/01/24	$875		$902,138
5.00%, 07/01/26	800		849,545
Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	130		131,690
Los Angeles Unified School District, Series C (GO) 5.00%, 07/01/25	1,250		1,308,361
Metropolitan Water District of Southern California, Series B (RB)
5.00%, 07/01/23 (c)	450		455,555
5.00%, 07/01/24 (c)	1,000		1,029,473
Northern California Energy Authority, Series A (RB)
4.00%, 07/01/24 (p)	1,500		1,487,623
5.00%, 07/01/24	275		277,510
Oakland Unified School District, Series A (GO)
5.00%, 08/01/23	350		354,700
5.00%, 08/01/25 (c)	1,000		1,046,434
Orange County Transportation Authority, I-405 Improvement Project (RB)
4.00%, 10/15/24	675		684,181
5.00%, 10/15/24	750		775,285
Orange County Water District, Series A (CP) 2.00%, 02/15/23 (c)	205		202,460
Public Utilities Commission of the City & County of San Francisco, Wastewater Revenue, Series B (RB) 2.12%, 10/01/23 (c) (p)	930		917,070
Regents of The University Of California, Limited Project, Series I (RB) 5.00%, 05/15/23	485		489,894
Riverside County Transportation Commission, Series B (RB) 5.00%, 06/01/25	250		261,271
Sacramento Municipal Utility District, Series B (RB) 5.00%, 10/15/25 (c) (p)	485		501,613
San Bernardino Community College District, Series A (GO) 4.00%, 08/16/27 (c)	540		559,284
San Bernardino County, Capital Facilities, Project B (CP) 6.88%, 08/01/24	1,035		1,100,272
San Bernardino County, Series A (CP) 5.00%, 10/01/26	345		365,859
San Joaquin Hills, Agency Toll Road (RB) 0.00%, 01/01/24 ^	1,000		962,199

See Notes to Financial Statements

131

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
0.00%, 01/01/25 ^	$500		$464,733
Southern California Public Power Authority, Series C (RB) 5.00%, 01/01/25 (c)	500		518,744
Southern California Public Power Authority. Windy Point/Windy Flats Project (RB) 5.00%, 01/01/24 (c)	725		740,600
Southwestern Community College District, Series D (GO) 5.00%, 08/01/25 (c)	500		524,965
State of California Department of Water Resources (RB) 5.00%, 12/01/26	500		534,924
State of California, Various Purpose (GO)
3.00%, 03/01/26	1,000		983,567
4.00%, 10/01/25	600		612,022
4.00%, 10/01/27	1,100		1,132,808
4.00%, 11/01/24	300		304,395
4.00%, 03/01/24	500		505,505
5.00%, 10/01/23	250		254,208
5.00%, 10/01/24	100		103,365
5.00%, 10/01/24	555		573,675
5.00%, 10/01/25	835		876,210
5.00%, 10/01/27	1,000		1,075,778
5.00%, 10/01/27	500		537,889
5.00%, 10/01/27	530		570,162
5.00%, 11/01/23	525		534,613
5.00%, 11/01/25	500		525,343
5.00%, 11/01/26	915		974,573
5.00%, 12/01/25	460		483,901
5.00%, 12/01/27	500		538,997
5.00%, 04/01/24	300		307,609
5.00%, 04/01/25	300		312,419
5.00%, 04/01/27	750		801,730
5.00%, 08/01/24	325		335,044
5.00%, 08/01/25	1,500		1,570,054
5.00%, 08/01/26	295		313,108
5.00%, 08/01/27	1,305		1,400,930
5.00%, 09/01/23	1,000		1,015,397
5.00%, 09/01/25	300		314,408
5.00%, 09/01/26	1,000		1,062,620
State Public Works Board, Series C (RB) 5.00%, 11/01/27	525		565,634
			53,997,026
Colorado: 1.2%
City of Colorado Springs, Utilities System, Series B (RB) 5.00%, 11/15/25	500		524,753
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	500		516,093
Douglas County School District No. RE-1 (GO) (SAW) 5.00%, 12/15/24	1,000		1,035,355
	Par (000’s	)	Value
Colorado (continued)
Larimer County School District No. R-1 (GO) (SAW) 5.00%, 12/15/23	$450		$458,790
State of Colorado, Series A (CP) 5.00%, 12/15/26	500		531,639
State of Colorado, Series K (CP) 5.00%, 03/15/26	385		404,076
University of Colorado, Series A-2 (RB) 4.00%, 06/01/28 (c)	500		515,419
			3,986,125
Connecticut: 2.5%
Connecticut Housing Finance Authority, Housing Mortgage Program, Sereies B-5 (RB) 0.45%, 05/15/24 (c) (p)	250		236,589
Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series C-2 (RB) 5.00%, 02/01/23 (p)	390		391,765
State of Connecticut, Health and Educational Facilities Authority, Stamford Hospital Issue, Series L-1 (RB) 4.00%, 07/01/27	500		484,251
State of Connecticut, Series A (GO)
5.00%, 04/15/23	265		267,244
5.00%, 04/15/23	375		378,176
State of Connecticut, Series B (GO)
4.00%, 05/15/23	375		376,766
5.00%, 01/15/23	250		250,950
State of Connecticut, Series C (GO) 5.00%, 06/15/26	300		316,589
State of Connecticut, Series D (GO)
5.00%, 04/15/26	1,040		1,095,130
5.00%, 08/15/23	300		304,294
State of Connecticut, Series E (GO) 5.00%, 09/15/25	270		282,303
State of Connecticut, Special Tax Obligation, Series A (GO) 5.00%, 04/15/23	375		378,176
State of Connecticut, Special Tax Obligation, Series A (RB) 5.00%, 01/01/23	300		300,862
State of Connecticut, Special Tax Obligation, Series A (ST) 5.00%, 05/01/28	600		646,931
State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 10/01/23	200		203,077
State of Connecticut, State Revolving Fund, Series B (RB) 5.00%, 06/01/26	275		290,824

See Notes to Financial Statements

132

	Par (000’s	)	Value
Connecticut (continued)
State of Connecticut, Transportation Infrastructure Purposes, Series A (ST) 5.00%, 05/01/26	$1,015		$1,070,137
University of Connecticut, Series A (RB)
5.00%, 04/15/24	575		588,979
5.00%, 04/15/26	550		578,422
			8,441,465
Delaware: 0.4%
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	500		442,860
Delaware Transportation Authority (RB) 5.00%, 07/01/26	500		529,368
State of Delaware, Series A (GO) 5.00%, 10/01/25	410		430,118
			1,402,346
District of Columbia: 1.2%
District of Columbia, Series B (GO) 5.00%, 06/01/25	120		125,198
District of Columbia, Series C (RB) 5.00%, 10/01/26	785		833,350
District of Columbia, Series D (GO) 5.00%, 06/01/25	315		328,644
District of Columbia, Series E (GO) 5.00%, 06/01/25	500		521,658
Metropolitan Washington Airports Authority, Dulles Toll Road (RB) (AGC) 6.50%, 10/01/26 (c)	1,000		1,112,344
Washington Metropolitan Area Transit Authority, Series A-1 (RB)
5.00%, 07/01/24	225		231,277
5.00%, 07/01/25	100		104,278
5.00%, 07/01/27	200		214,209
Washington Metropolitan Area Transit Authority, Series B (RB)
5.00%, 07/01/25	300		312,835
5.00%, 07/01/26	300		317,196
			4,100,989
Florida: 2.0%
Central Florida Expressway Authority (RB) (AGM) 5.00%, 07/01/27	500		533,074
Central Florida Expressway Authority, Series B (RB) 5.00%, 07/01/26	300		315,502
	Par (000’s	)	Value
Florida (continued)
City of Orlando, Senior Tourist Development Tax, 6th Cent Contract Payments, Series A (RB) (AGM) 5.00%, 11/01/26	$500		$527,561
Florida Department of Management Services, Series A (CP) 5.00%, 11/01/26	250		264,546
Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/24	1,000		1,027,699
Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,155		1,202,318
Miami-Dade County, Florida Water And Sewer System Revenue Refunding Bonds, Series B (RB) 5.00%, 10/01/27	500		530,203
School District of Broward County, Series C (CP) 5.00%, 07/01/24	340		348,318
State of Florida, Board of Education, Lottery Revenue, Series A (RB)
5.00%, 07/01/23	450		455,257
5.00%, 07/01/24	650		668,026
State of Florida, Department of Management Services, Series A (RB) 5.00%, 09/01/23	180		182,682
State of Florida, Department Of Management Services, Series A (RB) 5.00%, 09/01/25	750		783,742
			6,838,928
Georgia: 3.2%
Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	500		498,374
City of Atlanta, Water and Wastewater, Series A (RB) 5.00%, 11/01/24	500		516,825
Main Street Natural Gas, Inc., Series A (RB)
4.00%, 09/01/23 (c) (p)	500		498,973
4.00%, 09/01/27 (c) (p)	1,250		1,208,104
Main Street Natural Gas, Inc., Series B (RB) 4.00%, 12/02/24 (c) (p)	1,500		1,490,866
Main Street Natural Gas, Inc., Series C (RB) 4.00%, 09/01/26 (c) (p)	2,000		1,920,445
State of Georgia, Series A (GO)
5.00%, 02/01/23	160		160,780
5.00%, 02/01/25	250		259,669

See Notes to Financial Statements

133

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Georgia (continued)
5.00%, 02/01/26	$595		$627,436
5.00%, 08/01/25	350		366,346
5.00%, 08/01/26	700		743,477
State of Georgia, Series C (GO)
5.00%, 07/01/24	250		257,302
5.00%, 07/01/26	1,000		1,060,865
State of Georgia, Series E (GO) 5.00%, 12/01/24	1,100		1,139,573
			10,749,035
Guam: 0.3%
Guam Government, Waterworks Authority, Water and Wastewater System (RB) 5.50%, 07/01/23 (c)	1,000		1,015,002
Hawaii: 0.5%
City & County of Honolulu, Rail Transit Project, Series E (GO)
5.00%, 03/01/26	785		827,279
5.00%, 03/01/27	500		533,069
State of Hawaii, Series FN (GO) 5.00%, 10/01/24	110		113,619
State of Hawaii, Series FT (GO) 5.00%, 01/01/23	100		100,306
			1,574,273
Illinois: 5.0%
Chicago O’Hare International Airport, Series B (RB) (AGM) 5.00%, 01/01/26	500		520,041
Chicago O’Hare International Airport, Series C (RB)
5.00%, 01/01/23	650		651,911
5.00%, 01/01/24	115		117,278
5.00%, 01/01/26	315		327,626
Chicago Park District, Series A (GO) (NATL) 5.50%, 01/01/24 (c)	500		513,022
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/23	350		353,042
5.00%, 06/01/25	340		346,694
City of Chicago, Series A (GO) 5.00%, 01/01/27	500		499,652
Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/25	200		209,434
Cook County, Series A (GO) 5.00%, 11/15/26	300		315,061
County of Cook, Series A (GO) 5.00%, 11/15/22	1,000		1,000,586
Illinois Finance Authority, Clean Water Initiative (RB)
4.00%, 01/01/23	310		310,299
5.00%, 01/01/23	250		250,644
5.00%, 01/01/24	155		157,874
	Par (000’s	)	Value
Illinois (continued)
5.00%, 01/01/25	$600		$621,247
5.00%, 01/01/28	500		537,078
5.00%, 07/01/27	685		733,054
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/24	500		512,967
Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB) 5.00%, 07/15/23	250		252,872
Illinois Finance Authority, Series A (RB) (BAM) 5.00%, 08/15/25	1,255		1,299,794
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/27	415		439,356
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/27	650		688,148
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/24	495		506,949
Sales Tax Securitization Corp., Series A (RB)
5.00%, 01/01/23	370		371,082
5.00%, 01/01/24	550		560,829
State of Illinois (GO) 5.00%, 02/01/23	350		350,907
State of Illinois (GO) (AGC)
5.50%, 05/01/24	250		253,995
5.50%, 05/01/25	335		341,640
State of Illinois, Series B (GO)
5.00%, 12/01/24	130		131,118
5.00%, 09/01/25	400		403,226
State of Illinois, Series D (GO)
5.00%, 11/01/22	470		470,000
5.00%, 11/01/23	500		504,005
5.00%, 11/01/25	1,345		1,355,779
5.00%, 11/01/26	800		805,753
			16,712,963
Indiana: 1.1%
City of Indianapolis, Water System, Series A (RB) 5.00%, 10/01/25	500		522,266
Indiana Finance Authority Hospital, Series 2012A, Community Health Network Project (RB) 5.00%, 05/01/23 (c)	1,000		1,008,949
Indiana Finance Authority, Indiana University Health, Series C (RB) 5.00%, 12/01/23	500		508,752
Indiana Finance Authority, Series C (RB)
5.00%, 12/01/24	575		595,804
5.00%, 12/01/25	260		273,275

See Notes to Financial Statements

134

	Par (000’s	)	Value
Indiana (continued)
Indiana Finance Authority, Series E (RB)
5.00%, 02/01/24	$500		$511,066
5.00%, 02/01/25	250		259,834
			3,679,946
Iowa: 0.5%
Iowa Finance Authority (RB) 5.00%, 08/01/23	250		253,413
PEFA, Inc., Gas Project (RB) 5.00%, 09/01/26 (c) (p)	1,500		1,499,005
			1,752,418
Kentucky: 1.9%
Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB) 5.25%, 09/01/23 (c)	1,000		1,013,885
Kentucky Public Energy Authority, Gas Supply, Series A (RB) 4.00%, 06/01/26 (c) (p)	1,500		1,460,615
Kentucky Public Energy Authority, Gas Supply, Series B (RB)
4.00%, 01/01/25 (c) (p)	1,085		1,068,019
4.00%, 07/01/23	200		199,484
Kentucky Public Energy Authority, Gas Supply, Series C-1 (RB) 4.00%, 06/01/25 (c) (p)	1,100		1,071,897
Kentucky State Property & Building Commission (RB) 5.00%, 05/01/26	275		286,616
Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/24	125		128,364
Louisville & Jefferson County, Metro Government, Norton Healtcare, Inc., Series C (RB) 5.00%, 10/01/26 (c) (p)	1,000		1,026,801
			6,255,681
Louisiana: 0.7%
East Baton Rouge Sewerage Commission, Series A (RB) (NATL) 5.00%, 02/01/27	250		266,047
Louisiana Public Facilities Authority, Ochsner Clinic Project, Series B (RB) (SAW) 5.00%, 05/15/25 (c) (p)	500		513,211
Louisiana State Citizens Property Insurance Corp., Series 2 (RB) 5.00%, 06/01/23	590		595,808
St. John Baptist Parish, Marathon Oil Co., Series B-2 (RB) 2.38%, 07/01/26 (p)	750		683,393
	Par (000’s	)	Value
Louisiana (continued)
State of Louisiana, Series A (GO) 5.00%, 03/01/26	$335		$352,286
			2,410,745
Maine: 0.2%
State of Maine, Series B (GO) (SBG) 5.00%, 06/01/25	500		521,280
Maryland: 2.0%
County of Baltimore, Equipment Acquisition Program (CP) 5.00%, 03/01/25	295		306,069
County of Montgomery, Consolidated Public Improvement, Series A (GO) 5.00%, 11/01/26	265		282,253
Department of Transportation of Maryland, Series B (RB) 5.00%, 12/01/23	500		509,530
Prince George’s County, Series A (GO) 5.00%, 07/15/25	425		444,437
State of Maryland, Department of Transportation (RB)
4.00%, 11/01/24 (c)	500		505,197
5.00%, 10/01/26	595		631,648
5.00%, 05/01/23	500		504,598
5.00%, 09/01/24	165		170,177
State of Maryland, Series B (GO)
5.00%, 08/01/24	550		566,714
5.00%, 08/01/25	500		522,949
State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/15/24	1,500		1,536,290
State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/24	250		257,597
State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/25	500		522,949
			6,760,408
Massachusetts: 3.4%
Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/23 (c)	860		869,711
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/26	250		262,463
5.00%, 01/01/27	710		755,353
Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/26	400		424,184

See Notes to Financial Statements

135

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Massachusetts (continued)
Commonwealth of Massachusetts, Series D (GO)
5.00%, 07/01/23	$900		$910,989
5.00%, 07/01/27	250		267,649
Commonwealth of Massachusetts, Series E (GO)
3.00%, 12/01/25	750		738,079
5.00%, 11/01/26	295		313,184
Commonwealth of Massachusetts, Series E (GO) (AGM) 5.00%, 09/01/26	250		264,822
Massachusetts Bay Transportation Authority Subordinated Sales Tax Bonds Series A, Subseries A-1 & Subseries A-2 (RB) 5.00%, 07/01/24	515		529,789
Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/23 (c) (p)	275		275,832
Massachusetts Development Finance Agency, Broad Institute (RB) 5.00%, 04/01/26	450		471,090
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
5.00%, 10/15/25	900		944,977
5.00%, 10/15/26	500		532,220
Massachusetts Development Finance Agency, Partners Healthcare System, Series S-4 (RB) 5.00%, 01/25/24 (p)	250		253,585
Massachusetts Housing Finance Agency Housing Bonds, Series B-2 (RB) 0.90%, 12/01/24 (c)	1,000		869,102
Massachusetts State College Building Authority, Series A (RB) 5.00%, 05/01/25 (c)	775		807,384
Massachusetts Water Resources Authority (RB) 5.00%, 08/01/23	170		172,258
University of Massachusetts Building Authority Project, Senior Series (RB) 5.00%, 11/01/22 (c)	1,650		1,650,000
			11,312,671
Michigan: 1.5%
City of Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 03/01/24 (c)	1,000		1,022,486
	Par (000’s	)	Value
Michigan (continued)
Great Lakes Water Authority Water Supply System, Series A (RB) 5.00%, 07/01/24	$590		$605,686
Michigan Finance Authority Hospital, Trinity Health Credit Group (RB) 5.00%, 12/01/22 (c)	1,000		1,001,508
Michigan State Building Authority, Series I (RB) 5.00%, 04/15/26	250		262,586
Regents of The University of Michigan, Series A (RB) 5.00%, 04/01/23	180		181,387
State of Michigan, Grant Anticipation (RB)
5.00%, 03/15/24	650		664,671
5.00%, 03/15/26	1,065		1,120,890
Wayne County Airport Authority, Series C (RB) 5.00%, 12/01/23	145		147,585
			5,006,799
Minnesota: 1.0%
Minneapolis-St. Paul Metropolitan Area, Series C (GO) 5.00%, 12/01/26	1,000		1,063,542
Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	480		480,720
State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/24	1,200		1,236,467
State of Minnesota, Various Purpose, Series D (GO) 5.00%, 08/01/26	400		424,263
			3,204,992
Missouri: 1.1%
City of St. Louis, St. Louis Lambert International Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,000		1,011,154
Health & Educational Facilities Authority, Long-Term Rate Health Facilities, Series B (RB) 4.00%, 05/01/26 (p)	1,500		1,523,930
Health & Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/25	150		154,993
Missouri Highways and Transportation Commission, Third Lien, Series B (RB) 5.00%, 11/01/25	500		524,322

See Notes to Financial Statements

136

	Par (000’s	)	Value
Missouri (continued)
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 07/01/25 (c)	$500		$521,911
			3,736,310
Nebraska: 0.8%
Central Plains Energy Project, Gas Project Crossover, Series A (RB)
5.00%, 01/01/24 (c) (p)	500		500,324
5.00%, 01/01/24 (c)	350		350,649
Central Plains Energy Project, Gas Supply (RB) (AGM) 4.00%, 08/01/25 (c) (p)	2,000		1,975,981
			2,826,954
Nevada: 0.7%
Clark County (GO) 5.00%, 06/01/25	1,090		1,135,017
County of Clark, Nevada McCarran International Airport, Series A (RB) 5.00%, 07/01/23	300		303,385
County of Clark, Series B (GO) 5.00%, 11/01/23	450		457,840
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	300		310,425
			2,206,667
New Jersey: 3.3%
City of Newark, Series A (GO) (AGM) 5.00%, 10/01/26	300		314,208
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/24	100		102,391
New Jersey Economic Development Authority, School Facilities Construction, Series QQQ (RB) 5.00%, 06/15/26	455		470,583
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB) 5.25%, 06/15/25 (c)	500		525,466
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
5.00%, 06/15/23	1,000		1,008,122
5.00%, 06/15/24	575		586,356
New Jersey Educational Facilities Authority, Princeton University, Series B (RB) 5.00%, 07/01/25	1,000		1,045,906
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/25	$225		$235,329
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp. (RB) 5.00%, 07/01/23	300		303,287
New Jersey Health Care Facilities Financing Authority, Hospital Asset Transportation Program (RB) 5.00%, 10/01/26	1,000		1,036,654
New Jersey Health Care Facilities Financing Authority, Valley Health System (RB) 5.00%, 07/01/26	300		310,796
New Jersey Higher Education Student Assistance Authority, Series A (RB) (AGM) 5.00%, 12/01/23	500		508,592
New Jersey Transportation Trust Fund Authority, Series A (RB)
5.00%, 12/15/23	1,175		1,191,469
5.00%, 06/15/24	1,410		1,438,738
State of New Jersey, Covid-19 General Emergency, Series A (GO) 5.00%, 06/01/27	500		530,391
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/25	500		472,758
2.00%, 06/01/26	500		461,901
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	290		292,044
			10,834,991
New Mexico: 0.9%
New Mexico Municipal Energy Acquisition Authority, Gas Supply (RB) (SBG) 5.00%, 05/01/25 (c) (p)	1,165		1,189,798
State of New Mexico, Series A (GO) 5.00%, 03/01/23	320		321,968
State of New Mexico, Series A (RB) 5.00%, 07/01/27	840		900,052
State of New Mexico, Series B (GO)
5.00%, 03/01/23	340		342,091
5.00%, 03/01/25	250		259,666
			3,013,575
New York: 14.2%
City of New York, Series A (GO)
4.00%, 08/01/23	250		251,583
5.00%, 08/01/23	100		101,365
5.00%, 08/01/24	1,500		1,545,584

See Notes to Financial Statements

137

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(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
City of New York, Series C (GO)
5.00%, 08/01/24	$750		$772,792
5.00%, 08/01/25	1,325		1,382,974
City of New York, Series C and D (GO)
5.00%, 08/01/23	320		324,368
5.00%, 08/01/26	325		343,773
City of New York, Series C, (GO) (SD CRED PROG) 5.00%, 08/01/27	500		535,166
City of New York, Series E (GO) 5.00%, 08/01/24	255		262,749
City of New York, Series F-1 (GO) 5.00%, 03/01/27	410		435,756
City of New York, Series J-9 (GO) 5.00%, 08/01/26	500		528,881
City of Yonkers, Series C (GO) (BAM) 5.00%, 10/01/23	100		101,466
County of Nassau, Series C (GO) 5.00%, 10/01/24	200		206,053
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/23	100		100,506
Long Island Power Authority Electric System (RB) (BAM) 5.00%, 09/01/26	1,010		1,069,882
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/24 (p)	2,000		2,023,750
Metropolitan Transportation Authority, Series A-2 (RB) (SD CRED PROG) 5.00%, 05/15/24 (p)	1,160		1,170,723
Metropolitan Transportation Authority, Series B (RB)
5.00%, 11/15/23	290		293,850
5.00%, 11/15/24	390		398,333
5.00%, 11/15/26	255		261,336
5.00%, 11/15/26	500		512,275
Metropolitan Transportation Authority, Series C-1 (RB)
5.00%, 11/15/23	500		506,537
5.00%, 11/15/25	875		896,820
Metropolitan Transportation Authority, Series E (RB) 5.00%, 11/15/30	1,000		1,000,656
New York City Housing Development Corp., Multi- Family Housing, Series A-1 (RB) (FHA 542(C)) 1.10%, 11/01/27	475		410,085
New York City Housing Development Corp., Multi- Family Housing, Series F-2 (RB) (FHA 542 (C)) 0.60%, 07/01/25 (c) (p)	305		274,970

	Par (000’s	)	Value
New York (continued)
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM) 5.00%, 01/01/27	$750		$791,634
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Subseries CC-2 (RB) 5.00%, 12/15/25 (c)	500		526,276
New York City Transitional Finance Authority Future Tax Secured, Series A (RB) 5.00%, 11/01/27	440		471,542
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW)
5.00%, 07/15/24	550		566,244
5.00%, 07/15/25	570		595,928
5.00%, 07/15/26	315		332,214
New York City Transitional Finance Authority, Fiscal Series A, Subseries A-1 (RB) 5.00%, 11/01/26	1,000		1,058,567
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 05/01/23	575		580,231
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 5.00%, 11/01/25	350		366,414
New York City Transitional Finance Authority, Series A (RB) 5.00%, 11/01/26	550		582,212
New York City Transitional Finance Authority, Series C (RB) 5.00%, 11/01/23	1,000		1,017,521
New York City Water & Sewer System, Series AA (RB) 4.00%, 06/15/24	500		506,888
New York City Water & Sewer System, Series BB-2 (RB) 5.00%, 12/15/23 (c)	700		713,983
New York City Water & Sewer System, Series BB-2 (RB) (AGM) 5.00%, 12/15/24 (c)	430		444,845
New York State Dormitory Authority, Health Facilities Improvement (RB) (SAW) 5.00%, 01/15/23	300		301,133

See Notes to Financial Statements

138

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB) 5.00%, 08/01/24	$300		$303,353
New York State Dormitory Authority, New York Cornell University, Series A (RB) 5.00%, 07/01/26	700		744,349
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/24	110		113,159
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
5.00%, 02/15/23	220		221,177
5.00%, 02/15/25	140		145,380
5.00%, 03/15/23	290		292,015
5.00%, 03/15/26	700		735,367
5.00%, 03/15/26	500		525,262
5.00%, 03/15/27	300		320,891
5.00%, 03/15/27	500		531,661
New York State Dormitory Authority, Personal Income Tax, Series B (RB)
5.00%, 02/15/26	345		362,034
5.00%, 02/15/26	590		621,022
5.00%, 02/15/27	510		543,856
New York State Dormitory Authority, Personal Income Tax, Series D (RB)
5.00%, 02/15/23	1,070		1,075,676
5.00%, 02/15/27	490		522,528
5.00%, 02/15/27	25		26,556
New York State Dormitory Authority, Personal Income Tax, Series D (RB) (BAM) 5.00%, 02/15/25	1,000		1,035,726
New York State Dormitory Authority, School District Financing Program, Series A (RB) (SAW)
5.00%, 10/01/25	435		454,372
5.00%, 10/01/26	400		422,679
New York State Dormitory Authority, Series A (RB) 5.00%, 02/15/27	500		532,164
New York State Dormitory Authority, Series A (RB) (AMBAC) 5.00%, 12/15/22	1,000		1,002,244
New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/28	640		690,684
New York State Dormitory Authority, State Sales Tax, Series A (RB) 5.00%, 03/15/23	110		110,765
	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Sales Tax, Series B (RB) 5.00%, 09/15/25 (c)	$500		$523,771
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/24	155		158,691
5.00%, 03/15/25	1,035		1,076,146
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	680		717,700
New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/25	500		519,061
New York State Environmental Facilities Corp., State Clean Water And Drinking Water Revolving Funds, Series B (RB) 5.00%, 06/15/28	605		657,364
New York State Housing Finance Agency, Series A-2, Series B-2, Series C (RB) 2.50%, 05/01/27 (c) (p)	975		903,986
New York State Housing Finance Agency, Series I (RB) (SAW) 1.75%, 11/21/22 (c)	750		729,594
New York State Housing Finance Agency, Series L-2 (RB) 0.75%, 11/21/22 (c)	750		678,378
New York State Thruway Authority, Series L (RB) 5.00%, 01/01/24	165		168,135
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/23	790		795,520
5.00%, 03/15/25	495		513,409
5.00%, 03/15/25	5		5,193
5.00%, 03/15/26 (c)	500		523,152
5.00%, 03/15/27	690		736,600
New York State Urban Development Corp., State Personal Income, Series E (RB) 5.00%, 03/15/25	500		518,596
Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26	530		520,833
Triborough Bridge & Tunnel Authority, Series A-2 (RB) 2.00%, 05/15/26 (p)	875		808,215

See Notes to Financial Statements

139

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, Series C-1B (RB) 5.00%, 05/15/26 (p)	$500		$519,638
Utility Debt Securitization Authority, Series B (RB) 5.00%, 12/15/22 (c)	320		320,668
			47,295,435
North Carolina: 2.1%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/23	115		115,170
City of Charlotte, North Carolina Water & Sewer System (RB) 5.00%, 07/01/23	500		506,105
County of Guilford, Series B (GO) 5.00%, 05/01/24	500		512,955
County of Wake (GO) 5.00%, 04/01/27	300		321,456
County of Wake (RB) 5.00%, 09/01/26	375		397,234
County of Wake, Series A (GO) 5.00%, 03/01/25	250		259,951
North Carolina Medical Care Commission Hospital, Caromont Health, Series B (RB) 5.00%, 02/01/26 (p)	500		519,892
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	2,125		2,150,935
State of North Carolina, Department of State Treasurer, Series B (GO) 5.00%, 06/01/25	970		1,012,750
State of North Carolina, Grant Anticipation Vehicle (RB) 5.00%, 03/01/23	500		502,975
State of North Carolina, Series B (GO) 5.00%, 06/01/23	575		581,357
			6,880,780
Ohio: 2.7%
American Municipal Power, Inc., Combined Hydroelectric Projects, Series A (RB) 5.00%, 02/15/28	1,000		1,068,645
City of Cleveland, Ohio Airport System, Series B (RB) (AGM) 5.00%, 01/01/23	260		260,721
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB) 5.00%, 08/01/25	100		103,365
	Par (000’s	)	Value
Ohio (continued)
5.00%, 08/01/26	$410		$427,511
County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/25	500		522,988
Lancaster Port Authority (RB) (SBG) 5.00%, 02/01/25 (c) (p)	485		490,847
Lucas-Plaza Hsg Development Corp., Bds Plaza Section 8, Proj B (RB) (FHA) 0.00%, 06/01/24 ^	500		473,779
Ohio Turnpike and Infrastructure Commission, Series A (RB) 5.00%, 02/15/26	460		483,004
Ohio University (RB) 5.00%, 12/01/22 (c)	500		500,754
Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/26	250		264,385
State of Ohio, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/26	500		522,629
State of Ohio, Common School, Series B (GO) 5.00%, 09/15/25	100		104,696
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 5.00%, 12/01/23	560		570,401
State of Ohio, Highway Capital Improvement, Series R 5.00%, 05/01/27	500		512,955
State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	675		675,000
State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	1,000		1,009,246
State of Ohio, Highway Capital Improvements, Series S (GO) 5.00%, 05/01/26	880		929,590
			8,920,516
Oklahoma: 0.2%
Canadian County Educational Facilities Authority, Mustang Public Schools (RB) 5.00%, 09/01/26 (c)	535		563,569
Oregon: 0.9%
Beaverton School District 48J, Series B (GO) (SBG) 5.00%, 06/15/24 (c)	1,000		1,027,876

City of Portland, Sewer System, Series A (RB) (AGM) 5.00%, 03/01/26	500		526,929

See Notes to Financial Statements

140

	Par (000’s	)	Value
Oregon (continued)
Linn and Benton Counties School District No. 8J (GO) (SBG) 5.00%, 06/15/26	$350		$369,721
Multnomah County School District No. 1J, Series B (GO) (SBG) 5.00%, 06/15/25	500		520,935
State of Oregon, Article Xi-Q State Projects, Series A (GO) 5.00%, 05/01/23	500		504,672
			2,950,133
Pennsylvania: 3.3%
Allegheny County Hospital Development Authority, Series A (RB) 5.00%, 07/15/25	300		310,648
City of Philadelphia, Series A (GO)
5.00%, 08/01/24	200		205,700
5.00%, 08/01/25	300		311,366
5.00%, 08/01/25	245		254,282
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	250		251,699
Commonwealth of Pennsylvania, First Series 5.00%, 06/15/29	500		513,938
Commonwealth of Pennsylvania, First Series (GO)
5.00%, 01/01/26	560		588,088
5.00%, 01/01/27	315		335,248
5.00%, 02/01/26	415		436,314
5.00%, 03/15/25 (c)	500		517,787
5.00%, 08/15/25	565		590,199
Commonwealth of Pennsylvania, First Series (GO) (SBG) 5.00%, 07/15/26	1,000		1,057,861
Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 01/15/23	370		371,367
County of Lehig, Valley Health Network, Series A (RB) (SBG) 5.00%, 07/01/26	600		625,545
Delaware River Port Authority, Series B (RB)
5.00%, 01/01/25	350		360,104
5.00%, 01/01/26	1,170		1,217,963
Montgomery County, Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	500		505,479
	Par (000’s	)	Value
Pennsylvania (continued)
Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	$150		$152,539
Pennsylvania Turnpike Commission Turnpike, Series A (RB) 5.00%, 12/01/22 (c)	525		525,792
Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/26	500		521,209
Philadelphia Authority for Industrial Development (RB) 5.00%, 10/01/24	400		409,938
Philadelphia School District, Series F (GO) (SAW) 5.00%, 09/01/25	660		681,571
Southeastern Pennsylvania Transportation Authority, Federal Transit Administration Section 5337 (RB) 5.00%, 06/01/23	115		116,139
			10,860,776
Rhode Island: 0.1%
Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds, Series A (RB) 5.00%, 06/01/25 (c)	500		504,674
South Carolina: 0.8%
County of Charleston, Series C (GO) (SAW) 5.00%, 11/01/24	510		527,562
County of Richland, Series A (GO) (SAW) 5.00%, 03/01/26	500		527,900
Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 02/01/24 (c) (p)	1,765		1,757,094
			2,812,556
South Dakota: 0.2%
South Dakota Health And Educational Facilities Authority, Series A, Avera Health (RB) 5.00%, 07/01/24 (c) (p)	535		545,517
Tennessee: 1.2%
Metropolitan Government of Nashville & Davidson County (GO)
5.00%, 07/01/24	200		205,776
5.00%, 07/01/26	525		555,836
Metropolitan Government of Nashville & Davidson County, Series A 5.00%, 01/01/29	500		501,520

See Notes to Financial Statements

141

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County, Series C (GO) (SBG) 5.00%, 01/01/24	$500		$510,305
Tennessee Energy Acquisition Corp., Gas Project (RB) 4.00%, 11/01/25 (c) (p)	1,775		1,725,808
Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 05/01/23 (c) (p)	560		558,804
			4,058,049
Texas: 8.3%
Bexar County (GO) 5.00%, 06/15/26 (c)	500		527,998
Board of Regents of the University of Texas System, Series H (RB) 5.00%, 08/15/23	275		279,022
City of Austin, Texas Water & Wastewater System (RB) 5.00%, 11/15/25	790		826,548
City of Denton, Utility System (RB) 5.00%, 12/01/26	310		326,670
City of Houston, Airport System, Series D (RB)
5.00%, 07/01/23	500		505,775
5.00%, 07/01/24	250		256,851
City of Houston, Series A (GO)
5.00%, 03/01/23	250		251,496
5.00%, 03/01/24 (c)	750		766,865
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 08/01/26 (c)	630		668,248
City of San Antonio, General Improvement (GO) 5.00%, 08/01/25	500		523,217
Colorado River Municipal Water District (RB)
5.00%, 01/01/24	115		117,132
5.00%, 01/01/26	655		685,645
Comal Independent School District (GO) 5.00%, 02/01/26	775		814,803
Conroe Independent School District, Unlimited Tax School Buildings, Series A (GO) 5.00%, 02/15/27	2,000		2,132,706
Dallas Area Rapid Transit, Series A (RB) 5.00%, 12/01/25 (c)	1,000		1,049,261
Dallas County Hospital District (GO) 5.00%, 08/15/23	950		962,559
Dallas County, Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	375		380,162
	Par (000’s	)	Value
Texas (continued)
Dallas Fort Worth International Airport, Series B (RB) 5.00%, 11/01/25	$200		$207,643
Dallas Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	500		506,851
Denton Independent School District, Series A (GO) 5.00%, 08/15/25 (c)	500		523,124
Grand Parkway Transportation Corp. (RB) 5.00%, 02/01/23	325		326,122
Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital, Series A (RB) 5.00%, 10/01/24	500		515,696
Harris County, Texas Toll Road Senior Lien, Series A (RB) 5.00%, 08/15/27	1,000		1,073,578
Houston Community College System (GO) 5.00%, 02/15/23 (c)	1,000		1,005,304
Houston Independent School District (GO) 5.00%, 07/15/25	320		333,622
Houston Independent School District, Limited Tax School House (GO)
5.00%, 02/15/24	155		158,473
5.00%, 02/15/26	250		262,661
Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/23	650		653,421
Houston Independent School District, Maintenance Tax Notes (GO) 5.00%, 07/15/26	455		480,677
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	160		162,103
North Texas Thruway Authority, Series I (RB) (AGC) 6.20%, 01/01/25 (c)	1,000		1,058,549
North Texas Tollway Authority, First Tier, Series A (RB)
5.00%, 01/01/25	150		154,994
5.00%, 01/01/26 (c)	595		622,888
Port Houston Authority of Harris County, Texas Unlimited Tax, Series A-2 (GO)
5.00%, 10/01/24	500		515,884
5.00%, 10/01/25	500		523,257

See Notes to Financial Statements

142

	Par (000’s	)	Value
Texas (continued)
San Antonio Water System, Series A (RB) 2.00%, 05/15/25	$300		$286,177
State of Texas, Water Infrastructure Fund, Series B-2 (GO) 5.00%, 08/01/24 (c)	430		442,328
State of Texas, Water Infrastructure Fund, Series B-3 (GO)
5.00%, 08/01/23	400		405,461
5.00%, 08/01/24	250		257,597
5.00%, 08/01/25	500		522,145
Texas A&M University, Series D (RB) 5.00%, 05/15/26	820		864,141
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/26	600		609,063
Texas Water Development Board (RB)
5.00%, 04/15/26	1,000		1,053,344
5.00%, 08/01/23	350		354,804
5.00%, 08/01/25	225		235,025
Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	340		342,895
Texas Water Development Board, Series B (RB) 5.00%, 10/15/24	500		516,377
University of Houston, Series A (RB) 5.00%, 02/15/26	1,000		1,052,556
Ysleta Independent School District (GO) 5.00%, 08/15/25 (c)	650		678,297
			27,780,015
Utah: 1.0%
County of Utah, IHL Health Services Inc., Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	1,000		1,022,682
County of Utah, IHL Health Services Inc., Series B-2 (RB) 5.00%, 08/01/24 (c) (p)	500		508,177
State of Utah (GO)
5.00%, 07/01/23	500		506,171
5.00%, 07/01/25	300		313,850
5.00%, 07/01/25	290		303,388
5.00%, 07/01/26	500		531,144
			3,185,412
Virginia: 2.8%
City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/25	125		129,528
Commonwealth Transportation Board, Commonwealth of Virginia (RB) 5.00%, 05/15/25	500		520,325
	Par (000’s	)	Value
Virginia (continued)
County of Fairfax, Public Improvement, Series A (GO)
4.00%, 10/01/24	$285		$289,074
4.00%, 10/01/25	500		510,038
County of Fairfax, Public Improvement, Series A (GO) (SAW)
4.00%, 10/01/23	275		277,196
4.00%, 10/01/25	700		714,053
Fairfax County Industrial Development Authority, Inova Health System Project, Series A (RB) 5.00%, 05/15/24	125		128,127
Hampton Roads Transportation Accountability Commission (RB) 5.00%, 07/01/26	1,250		1,311,956
Rector And Visitors of The University Of Virginia, Series A (RB) 5.00%, 06/01/23 (c)	1,000		1,010,652
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB)
5.00%, 02/01/24	235		240,114
5.00%, 02/01/27	600		639,738
5.00%, 02/01/27	250		266,557
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	250		251,156
Virginia Commonwealth Transportation Board (RB)
5.00%, 09/15/23	400		406,288
5.00%, 09/15/24	325		335,518
5.00%, 09/15/26 (c)	510		541,086
Virginia Public Building Authority, Series A (RB) 5.00%, 08/01/26	265		280,211
Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/26	500		528,701
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 09/02/25 (p)	1,000		912,240
			9,292,558
Washington: 2.8%
Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/25 (c)	1,000		1,049,519

See Notes to Financial Statements

143

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Washington (continued)
City of Seattle, Municipal Light and Power Improvement, Series B (RB) 5.00%, 02/01/26	$400		$420,418
County of King (GO) 5.00%, 07/01/24	100		102,822
County of King, Sewer Improvement, Series B (RB)
5.00%, 07/01/25	575		600,198
5.00%, 07/01/26	200		211,535
Energy Northwest Project Electric, Series A (RB) 5.00%, 07/01/25	1,000		1,042,524
Energy Northwest Project Electric, Series C (RB)
5.00%, 07/01/24	450		463,070
5.00%, 07/01/25	1,375		1,433,470
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/23	100		101,221
5.00%, 07/01/24	455		468,215
State of New Mexico, Series A (GO) 5.00%, 06/01/26	1,000		1,057,542
State of Washington Various Purpose, Series D (GO) 5.00%, 02/01/24	200		204,451
State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/24	750		772,921
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	1,000		1,011,231
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/25	270		274,547
			9,213,684
West Virginia: 0.6%
State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	410		416,178
State of West Virginia, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/26	1,000		1,053,399
West Virginia Hospital Finance Authority, United Health System Obligated Group, Series A (RB) 5.50%, 06/01/23 (c)	500		506,318
			1,975,895
	Par (000’s	)	Value
Wisconsin: 1.6%
City of Milwaukee, Series N4 (GO)
5.00%, 04/01/24	$225		$228,769
5.00%, 04/01/25	125		128,970
5.00%, 04/01/26	750		782,694
State of Wisconsin, Series 1 5.00%, 07/01/29	500		506,039
State of Wisconsin, Series 1 (GO) 5.00%, 11/01/22	500		500,000
State of Wisconsin, Series 2 (GO) 5.00%, 11/01/25	380		399,150
State of Wisconsin, Series A (GO)
5.00%, 05/01/25	500		521,259
5.00%, 05/01/25 (c)	500		518,945
State of Wisconsin, Series B (GO) 5.00%, 05/01/26	525		555,475
University of Wisconsin Hospitals And Clinics Authority, Series A (RB) 5.00%, 04/01/23 (c)	1,000		1,007,459
Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	120		123,505
			5,272,265
Total Municipal Bonds: 98.3% (Cost: $345,586,915)			327,278,095
Other assets less liabilities: 1.7%			5,612,908
NET ASSETS: 100.0%			$332,891,003

See Notes to Financial Statements

144

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Airport	1.7%	$5,546,831
Education	4.0	13,113,105
Hospitals	5.3	17,446,117
Industrial Development Revenue	0.2	683,393
Leasing COPS & Appropriations	4.3	14,088,158
Local GO	13.3	43,486,843
Misc	1.3	4,379,124
Multi-Family Housing	1.3	4,102,705
Pollution Control	0.1	264,385
Power	4.2	13,851,484
Refunded	12.5	40,835,255
State GO	18.9	61,879,804
Tax	7.6	24,853,503
Tobacco	0.6	1,929,024
Toll & Turnpike	4.0	13,081,342
Transportation	7.0	22,976,870
Unassigned	0.0	142,514
Utilities - Other	8.3	26,995,665
Water & Sewer	5.4	17,621,973
	100.0%	$327,278,095

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds *	$—	$327,278,095	$—	$327,278,095

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

145

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2022 (unaudited)

	CEF Muni Income	High Yield Muni	HIP Sustainable	Intermediate
	ETF	ETF	Muni ETF	Muni ETF
Assets:
Investments, at value
Unaffiliated issuers (1)	$128,626,524	$2,591,233,561	$16,788,622	$1,624,141,100
Affiliated issuers (2)	2,409,138	—	—	—
Cash	475	18,047,248	314,681	6,751,076
Receivables:
Investment securities sold	—	9,616,052	—	3,267,294
Shares of beneficial interest sold	994,026	14,710,880	—	—
Dividends and interest	424,691	44,600,748	246,831	21,536,106
Total assets	132,454,854	2,678,208,489	17,350,134	1,655,695,576
Liabilities:
Payables:
Investment securities purchased	994,113	14,959,655	—	6,296,700
Shares of beneficial interest redeemed	—	9,798,644	—	—
Line of credit	198,088	—	—	—
Due to Adviser	45,353	820,385	3,571	329,138
Deferred Trustee fees	4,195	3,184	—	3,000
Accrued expenses	1,274	—	—	—
Total liabilities	1,243,023	25,581,868	3,571	6,628,838
NET ASSETS	$131,211,831	$2,652,626,621	$17,346,563	$1,649,066,738
Shares outstanding	6,600,000	54,096,401	400,000	37,848,916
Net asset value, redemption and offering price per share	$19.88	$49.04	$43.37	$43.57
Net Assets consist of:
Aggregate paid in capital	$203,565,802	$3,363,013,703	$19,518,632	$1,867,707,793
Total distributable earnings (loss)	(72,353,971)	(710,387,082)	(2,172,069)	(218,641,055)
NET ASSETS	$131,211,831	$2,652,626,621	$17,346,563	$1,649,066,738
(1) Cost of investments - Unaffiliated issuers	$185,269,165	$3,062,065,530	$18,935,132	$1,821,932,895
(2) Cost of investments - Affiliated issuers	$3,474,147	$—	$—	$—

See Notes to Financial Statements

146

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2022 (unaudited)

		Muni Allocation	Short High Yield
	Long Muni ETF	ETF	Muni ETF	Short Muni ETF
Assets:
Investments, at value
Unaffiliated issuers (1)	$202,826,719	$330,053	$402,283,889	$327,278,095
Affiliated issuers (2)	—	2,260,866	—	—
Cash	600,858	1,493	2,030,234	1,832,935
Receivables:
Investment securities sold	—	—	17,968	461,379
Dividends and interest	2,996,688	516	6,404,839	4,485,727
Total assets	206,424,265	2,592,928	410,736,930	334,058,136
Liabilities:
Payables:
Investment securities purchased	—	—	—	1,108,419
Due to Adviser	42,942	178	121,291	57,114
Deferred Trustee fees	1,517	—	—	1,600
Accrued expenses	—	—	100	—
Total liabilities	44,459	178	121,391	1,167,133
NET ASSETS	$206,379,806	$2,592,750	$410,615,539	$332,891,003
Shares outstanding	12,600,000	130,000	18,950,000	20,050,000
Net asset value, redemption and offering price per share	$16.38	$19.94	$21.67	$16.60
Net Assets consist of:
Aggregate paid in capital	$258,346,421	$3,881,812	$474,089,756	$355,525,412
Total distributable earnings (loss)	(51,966,615)	(1,289,062)	(63,474,217)	(22,634,409)
NET ASSETS	$206,379,806	$2,592,750	$410,615,539	$332,891,003
(1) Cost of investments - Unaffiliated issuers	$249,015,192	$485,222	$452,391,259	$345,586,915
(2) Cost of investments - Affiliated issuers	$—	$2,552,405	$—	$—

See Notes to Financial Statements

147

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2022 (unaudited)

	CEF Muni Income	High Yield Muni	HIP Sustainable	Intermediate
	ETF	ETF	Muni ETF	Muni ETF
Income:
Dividends - unaffiliated issuers	$3,975,555	$—	$—	$—
Dividends - affiliated issuers	69,914	—	—	—
Interest	1,307	60,612,493	117,967	18,300,388
Total income	4,046,776	60,612,493	117,967	18,300,388
Expenses:
Management fees	309,425	5,306,046	19,228	2,042,000
Interest	4,821	—	—	342
Total expenses	314,246	5,306,046	19,228	2,042,342
Net investment income	3,732,530	55,306,447	98,739	16,258,046

Net realized gain (loss) on:
Investments - unaffiliated issuers	(3,950,191)	(19,495,595)	—	(7,483,705)
Investments - affiliated issuers	(7,504)	—	—	—
In-kind redemptions - unaffiliated issuers	(3,113,219)	(143,024,738)	—	(14,126,365)
In-kind redemptions - affiliated issuers	(68,898)	—	—	—
Net realized loss	(7,139,812)	(162,520,333)	—	(21,610,070)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(17,275,429)	(181,311,154)	(864,910)	(53,991,512)
Investments - affiliated issuers	(312,424)	—	—	—
Net change in unrealized appreciation (depreciation)	(17,587,853)	(181,311,154)	(864,910)	(53,991,512)
Net Decrease in Net Assets Resulting from Operations	$(20,995,135)	$(288,525,040)	$(766,171)	$(59,343,536)

See Notes to Financial Statements

148

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2022 (unaudited)

		Muni Allocation	Short High Yield
	Long Muni ETF	ETF	Muni ETF	Short Muni ETF
Income:
Dividends - unaffiliated issuers	$—	$8,737	$—	$—
Dividends - affiliated issuers	—	31,403	—	—
Interest	3,150,184	—	6,052,429	2,325,943
Total income	3,150,184	40,140	6,052,429	2,325,943
Expenses:
Management fees	261,790	1,119	731,013	359,922
Interest	1,478	21	856	603
Total expenses	263,268	1,140	731,869	360,525
Net investment income	2,886,916	39,000	5,320,560	1,965,418

Net realized gain (loss) on:
Investments - unaffiliated issuers	(6,980,186)	—	(1,411,404)	(630,567)
Investments - affiliated issuers	—	(88,431)	—	—
In-kind redemptions - unaffiliated issuers	(689,283)	(30,965)	(1,710,063)	(2,327,722)
In-kind redemptions - affiliated issuers	—	(39,389)	—	—
Net realized loss	(7,669,469)	(158,785)	(3,121,467)	(2,958,289)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(16,981,595)	(27,711)	(18,803,828)	(2,225,672)
Investments - affiliated issuers	—	(42,659)	—	—
Net change in unrealized appreciation (depreciation)	(16,981,595)	(70,370)	(18,803,828)	(2,225,672)
Net Decrease in Net Assets Resulting from Operations	$(21,764,148)	$(190,155)	$(16,604,735)	$(3,218,543)

See Notes to Financial Statements

149

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Muni Income ETF		High Yield Muni ETF
	Period Ended	Year Ended	Period Ended	Year Ended
	October 31, 2022	April 30, 2022	October 31, 2022	April 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$3,732,530	$8,141,777	$55,306,447	$122,609,689
Net realized gain (loss)	(7,139,812)	6,852,427	(162,520,333)	(21,991,122)
Net change in unrealized appreciation (depreciation)	(17,587,853)	(50,282,573)	(181,311,154)	(393,264,600)
Net decrease in net assets resulting from operations	(20,995,135)	(35,288,369)	(288,525,040)	(292,646,033)
Distributions to shareholders from:
Distributable earnings	(3,825,430)	(7,955,563)	(56,779,454)	(124,522,449)

Share transactions*:
Proceeds from sale of shares	19,675,276	157,298,802	988,424,889	985,416,843
Cost of shares redeemed	(33,050,076)	(121,225,806)	(1,008,442,633)	(1,011,621,866)
Increase (decrease) in net assets resulting from share transactions	(13,374,800)	36,072,996	(20,017,744)	(26,205,023)
Total decrease in net assets	(38,195,365)	(7,170,936)	(365,322,238)	(443,373,505)
Net Assets, beginning of period	169,407,196	176,578,132	3,017,948,859	3,461,322,364
Net Assets, end of period	$131,211,831	$169,407,196	$2,652,626,621	$3,017,948,859
*Shares of Common Stock Issued (no par value)
Shares sold	850,000	5,375,000	18,700,000	15,900,000
Shares redeemed	(1,450,000)	(4,250,000)	(19,300,000)	(16,600,000)
Net increase (decrease)	(600,000)	1,125,000	(600,000)	(700,000)

See Notes to Financial Statements

150

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	HIP Sustainable Muni ETF		Intermediate Muni ETF
	Period Ended	Period Ended	Period Ended	Year Ended
	October 31, 2022	April 30, 2022 (a)	October 31, 2022	April 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$98,739	$29,000	$16,258,046	$30,794,618
Net realized gain (loss)	—	(3,603)	(21,610,070)	13,113,951
Net change in unrealized appreciation (depreciation)	(864,910)	(1,281,600)	(53,991,512)	(232,378,068)
Net decrease in net assets resulting from operations	(766,171)	(1,256,203)	(59,343,536)	(188,469,499)
Distributions to shareholders from:
Distributable earnings	(88,005)	(61,690)	(16,588,042)	(31,094,619)

Share transactions*:
Proceeds from sale of shares	4,502,191	15,016,441	190,753,178	471,684,955
Cost of shares redeemed	—	—	(160,906,419)	(358,316,244)
Increase in net assets resulting from share transactions	4,502,191	15,016,441	29,846,759	113,368,711
Total increase (decrease) in net assets	3,648,015	13,698,548	(46,084,819)	(106,195,407)
Net Assets, beginning of period	13,698,548	—	1,695,151,557	1,801,346,964
Net Assets, end of period	$17,346,563	$13,698,548	$1,649,066,738	$1,695,151,557
*Shares of Common Stock Issued (no par value)
Shares sold	100,000	300,000	4,250,000	9,250,000
Shares redeemed	—	—	(3,500,000)	(7,050,000)
Net increase	100,000	300,000	750,000	2,200,000

(a)	For the period September 9, 2021 (commencement of operations) through April 30, 2022.

See Notes to Financial Statements

151

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Long Muni ETF		Muni Allocation ETF
	Period Ended	Year Ended	Period Ended	Year Ended
	October 31, 2022	April 30, 2022	October 31, 2022	April 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$2,886,916	$5,175,636	$39,000	$104,249
Net realized gain (loss)	(7,669,469)	1,387,980	(158,785)	103,659
Net change in unrealized appreciation (depreciation)	(16,981,595)	(39,678,118)	(70,370)	(665,761)
Net decrease in net assets resulting from operations	(21,764,148)	(33,114,502)	(190,155)	(457,853)
Distributions to shareholders from:
Distributable earnings	(2,863,030)	(5,985,800)	(37,974)	(97,504)

Share transactions*:
Proceeds from sale of shares	17,232,065	80,649,182	—	501,848
Cost of shares redeemed	(1,792,753)	(53,634,924)	(863,910)	(1,250,769)
Increase (decrease) in net assets resulting from share transactions	15,439,312	27,014,258	(863,910)	(748,921)
Total decrease in net assets	(9,187,866)	(12,086,044)	(1,092,039)	(1,304,278)
Net Assets, beginning of period	215,567,672	227,653,716	3,684,789	4,989,067
Net Assets, end of period	$206,379,806	$215,567,672	$2,592,750	$3,684,789
*Shares of Common Stock Issued (no par value)
Shares sold	950,000	3,750,000	—	20,000
Shares redeemed	(100,000)	(2,500,000)	(40,000)	(50,000)
Net increase (decrease)	850,000	1,250,000	(40,000)	(30,000)

See Notes to Financial Statements

152

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Short High Yield Muni ETF		Short Muni ETF
	Period Ended	Year Ended	Period Ended	Year Ended
	October 31, 2022	April 30, 2022	October 31, 2022	April 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$5,320,560	$9,492,905	$1,965,418	$2,778,472
Net realized loss	(3,121,467)	(2,520,675)	(2,958,289)	(25,692)
Net change in unrealized appreciation (depreciation)	(18,803,828)	(39,252,516)	(2,225,672)	(20,861,252)
Net decrease in net assets resulting from operations	(16,604,735)	(32,280,286)	(3,218,543)	(18,108,472)
Distributions to shareholders from:
Distributable earnings	(5,515,980)	(9,530,270)	(2,365,675)	(3,907,985)

Share transactions*:
Proceeds from sale of shares	26,976,761	159,122,366	47,205,659	58,151,543
Cost of shares redeemed	(12,504,800)	(4,759,705)	(36,309,736)	(5,370,710)
Increase in net assets resulting from share transactions	14,471,961	154,362,661	10,895,923	52,780,833
Total increase (decrease) in net assets	(7,648,754)	112,552,105	5,311,705	30,764,376
Net Assets, beginning of period	418,264,293	305,712,188	327,579,298	296,814,922
Net Assets, end of period	$410,615,539	$418,264,293	$332,891,003	$327,579,298
*Shares of Common Stock Issued (no par value)
Shares sold	1,200,000	6,300,000	2,800,000	3,250,000
Shares redeemed	(550,000)	(200,000)	(2,150,000)	(300,000)
Net increase	650,000	6,100,000	650,000	2,950,000

See Notes to Financial Statements

153

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CEF Muni Income ETF
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$23.53		$29.07	$24.34	$26.18	$24.97	$26.58
Net investment income (a)	0.55		1.14	1.14	1.09	1.16	1.27
Net realized and unrealized gain (loss) on investments	(3.63)		(5.56)	4.71	(1.83)	1.21	(1.61)
Total from investment operations	(3.08)		(4.42)	5.85	(0.74)	2.37	(0.34)
Distributions from:
Net investment income	(0.57)		(1.12)	(1.12)	(1.10)	(1.16)	(1.27)
Net asset value, end of period	$19.88		$23.53	$29.07	$24.34	$26.18	$24.97
Total return (b)	(13.41)	%(c)	(15.82)%	24.38%	(3.17)%	9.83%	(1.45)%

Ratios to average net assets
Gross expenses (d)(e)	0.41	%(f)	0.40%	0.40%	0.45%	0.48%	0.50%
Net expenses (d)(e)	0.41	%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net expenses excluding interest (d)(e)	0.40	%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (d)	4.83	%(f)	4.01%	4.17%	4.02%	4.67%	4.78%
Supplemental data
Net assets, end of period (in millions)	$131		$169	$177	$142	$144	$95
Portfolio turnover rate (g)	9	%(c)	15%	11%	10%	13%	9%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Periods after November 1, 2019 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

154

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	High Yield Muni ETF(a)
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$55.18		$62.48	$56.13	$62.79	$62.16	$61.52
Net investment income (b)	0.98		2.09	2.36	2.69	2.67	2.72
Net realized and unrealized gain (loss) on investments	(6.12)		(7.27)	6.38	(6.73)	0.64	0.60
Total from investment operations	(5.14)		(5.18)	8.74	(4.04)	3.31	3.32
Distributions from:
Net investment income	(1.00)		(2.12)	(2.39)	(2.62)	(2.68)	(2.68)
Net asset value, end of period	$49.04		$55.18	$62.48	$56.13	$62.79	$62.16
Total return (c)	(9.46)	%(d)	(8.62)%	15.84%	(6.86)%	5.46%	5.48%

Ratios to average net assets
Expenses	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.65	%(e)	3.38%	3.91%	4.26%	4.31%	4.37%
Supplemental data
Net assets, end of period (in millions)	$2,653		$3,018	$3,461	$2,570	$2,656	$2,437
Portfolio turnover rate (f)	7	%(d)	11%	9%	12%	10%	14%

(a)	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

155

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	HIP Sustainable Muni ETF
	Period Ended October 31, 2022		Period Ended April 30, 2022(a)
	(unaudited)
Net asset value, beginning of period	$45.66		$50.00
Net investment income (b)	0.28		0.10
Net realized and unrealized loss on investments	(2.32)		(4.22)
Total from investment operations	(2.04)		(4.12)
Distributions from:
Net investment income	(0.25)		(0.22)
Net asset value, end of period	$43.37		$45.66
Total return (c)	(4.49)	%(d)	(8.26)	%(d)

Ratios to average net assets
Expenses	0.24	%(e)	0.24	%(e)
Net investment income	1.23	%(e)	0.33	%(e)
Supplemental data
Net assets, end of period (in millions)	$17		$14
Portfolio turnover rate (f)	11	%(d)	11	%(d)

(a)	For the period September 9, 2021 (commencement of operations) through April 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

156

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Intermediate Muni ETF(a)
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$45.69		$51.62	$48.97	$48.94	$46.83	$47.40
Net investment income (b)	0.44		0.83	0.98	1.09	1.12	1.08
Net realized and unrealized gain (loss) on investments	(2.11)		(5.92)	2.72	0.10	2.11	(0.59)
Total from investment operations	(1.67)		(5.09)	3.70	1.19	3.23	0.49
Distributions from:
Net investment income	(0.45)		(0.84)	(0.98)	(1.10)	(1.12)	(1.06)
Net realized capital gains	—		— (c)	(0.07)	(0.06)	—	—
Total distributions	(0.45)		(0.84)	(1.05)	(1.16)	(1.12)	(1.06)
Net asset value, end of period	$43.57		$45.69	$51.62	$48.97	$48.94	$46.83
Total return (d)	(3.71)	%(e)	(9.99)%	7.59%	2.40%	6.98%	1.04%

Ratios to average net assets
Expenses	0.24	%(f)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	1.91	%(f)	1.64%	1.90%	2.17%	2.37%	2.24%
Supplemental data
Net assets, end of period (in millions)	$1,649		$1,695	$1,801	$1,582	$1,720	$1,698
Portfolio turnover rate (g)	7	%(e)	4%	6%	7%	7%	9%

(a)	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

157

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Long Muni ETF
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$18.35		$21.68	$20.18	$20.40	$19.63	$19.63
Net investment income (a)	0.24		0.46	0.52	0.57	0.60	0.59
Net realized and unrealized gain (loss) on investments	(1.97)		(3.26)	1.54	(0.20)	0.77	0.01
Total from investment operations	(1.73)		(2.80)	2.06	0.37	1.37	0.60
Distributions from:
Net investment income	(0.24)		(0.46)	(0.52)	(0.57)	(0.60)	(0.60)
Net realized capital gains	—		(0.07)	(0.04)	(0.02)	—	—
Total distributions	(0.24)		(0.53)	(0.56)	(0.59)	(0.60)	(0.60)
Net asset value, end of period	$16.38		$18.35	$21.68	$20.18	$20.40	$19.63
Total return (b)	(9.54)	%(c)	(13.26)%	10.31%	1.75%	7.15%	3.02%

Ratios to average net assets
Expenses	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24%
Net investment income	2.65	%(d)	2.15%	2.45%	2.72%	3.06%	2.96%
Supplemental data
Net assets, end of period (in millions)	$206		$216	$228	$200	$153	$154
Portfolio turnover rate (e)	14	%(c)	7%	23%	22%	22%	33%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

158

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Muni Allocation ETF
			Year Ended April 30,
	Period Ended October 31, 2022		2022	2021	Period Ended April 30, 2020(a)
	(unaudited)
Net asset value, beginning of period	$21.68		$24.95	$22.96	$25.05
Net investment income (b)	0.30		0.62	0.62	0.72
Net realized and unrealized gain (loss) on investments	(1.76)		(3.31)	2.05	(2.20)
Total from investment operations	(1.46)		(2.69)	2.67	(1.48)
Distributions from:
Net investment income	(0.28)		(0.58)	(0.68)	(0.61)
Net asset value, end of period	$19.94		$21.68	$24.95	$22.96
Total return (c)	(6.77)	%(d)	(11.03)%	11.70%	(6.13)	%(d)

Ratios to average net assets
Gross expenses (e)(f)	0.08	%(g)	0.08%	0.08%	1.28	%(g)
Net expenses (e)(f)	0.08	%(g)	0.08%	0.08%	0.08	%(g)
Net investment income (e)	2.79	%(g)	2.54%	2.54%	3.02	%(g)
Supplemental data
Net assets, end of period (in millions)	$3		$4	$5	$5
Portfolio turnover rate (h)	35	%(d)	98%	169%	162	%(d)

(a)	For the period May 15, 2019 (commencement of operations) through April 30, 2020.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Periods after November 1, 2019 reflect a unitary management fee structure.
(g)	Annualized
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

159

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short High Yield Muni ETF
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$22.86		$25.06	$23.09	$24.70	$24.24	$24.26
Net investment income (a)	0.29		0.58	0.73	0.84	0.80	0.76
Net realized and unrealized gain (loss) on investments	(1.18)		(2.18)	1.99	(1.64)	0.43	(0.02)
Total from investment operations	(0.89)		(1.60)	2.72	(0.80)	1.23	0.74
Distributions from:
Net investment income	(0.30)		(0.60)	(0.75)	(0.81)	(0.77)	(0.76)
Net asset value, end of period	$21.67		$22.86	$25.06	$23.09	$24.70	$24.24
Total return (b)	(3.93)	%(c)	(6.58)%	11.89%	(3.44)%	5.16%	3.07%

Ratios to average net assets
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.55	%(d)	2.34%	2.98%	3.37%	3.28%	3.11%
Supplemental data
Net assets, end of period (in millions)	$411		$418	$306	$263	$203	$135
Portfolio turnover rate (e)	11	%(c)	16%	14%	17%	22%	27%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

160

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short Muni ETF
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$16.89		$18.04	$17.55	$17.54	$17.18	$17.52
Net investment income (a)	0.09		0.15	0.23	0.27	0.27	0.22
Net realized and unrealized gain (loss) on investments	(0.27)		(1.09)	0.51	0.02	0.36	(0.34)
Total from investment operations	(0.18)		(0.94)	0.74	0.29	0.63	(0.12)
Distributions from:
Net investment income	(0.11)		(0.19)	(0.25)	(0.28)	(0.27)	(0.22)
Net realized capital gains	—		(0.02)	—	—	—	—
Total distributions	(0.11)		(0.21)	(0.25)	(0.28)	(0.27)	(0.22)
Net asset value, end of period	$16.60		$16.89	$18.04	$17.55	$17.54	$17.18
Total return (b)	(1.02)	%(c)	(5.27)%	4.27%	1.66%	3.70%	(0.70)%

Ratios to average net assets
Expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.09	%(d)	0.86%	1.26%	1.54%	1.57%	1.26%
Supplemental data
Net assets, end of period (in millions)	$333		$328	$297	$204	$201	$220
Portfolio turnover rate (e)	9	%(c)	18%	30%	34%	33%	41%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

161

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2022 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

CEF Muni Income ETF (“CEF Muni”)	Diversified
High Yield Muni ETF (“High Yield”)	Diversified
HIP Sustainable Muni ETF (“HIP Sustainable”)	Non-Diversified
Intermediate Muni ETF (“Intermediate”)	Diversified
Long Muni ETF (“Long”)	Diversified
Muni Allocation ETF (“Muni Allocation”)	Non-Diversified
Short High Yield Muni ETF (“Short High Yield”)	Diversified
Short Muni ETF (“Short”)	Diversified

Each Fund’s investment objective (except for HIP Sustainable and Muni Allocation) is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

CEF Muni	S-Network Municipal Bond Closed-End Fund Index
High Yield	ICE High Yield Crossover Municipal Bond Transition Index
Intermediate	ICE Intermediate AMT- Free Broad National Municipal Transition Index
Long	ICE Long AMT-Free Broad National Municipal Transition Index
Short High Yield	ICE 1-12 Year High Yield Crossover Municipal Bond Transition Index
Short	ICE Short AMT-Free Broad National Municipal Transition Index

The investment objective of HIP Sustainable is to seek current income generally exempt from federal income tax, other than federal alternative minimum tax. The investment objective of Muni Allocation is to maximize long- term after-tax return, consisting of capital appreciation and income exempt from federal income tax. The Funds (except CEF Muni, HIP Sustainable and Muni Allocation) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in each Fund’s respective index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Muni seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index. The HIP Sustainable is an actively managed exchange-traded fund that seeks to achieve its investment objectives by investing, under normal circumstances, in investment grade municipal debt securities that fund issuers with operations or projects helping to promote progress towards sustainable development, in alignment with the goals and metrics defined by the United Nations Sustainable Development Goals. The Muni Allocation is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, primarily in VanEck ETFs that invest in publicly traded municipal bonds.

Note 2—Significant Accounting Policies— The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.

Security Valuation— The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Board has designated the Adviser as valuation designee under Rule 2a-5 to perform the fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements of Rule 2a-5. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B. Federal Income Taxes —It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C. Distributions to Shareholders—Dividends to shareholders from net investment income,

if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains,

if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D. Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E. Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Funds earn interest on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. Such amounts are based on historical information available to the Fund’s and other industry sources. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Funds utilize a unitary management fee structure where the Adviser is responsible for all expenses of the Funds, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

The management fee rates for the period ended October 31, 2022, are as follows:

Fund	Unitary Management Fee Rate
CEF Muni	0.40%
High Yield	0.35
HIP Sustainable	0.24
Intermediate	0.24
Long	0.24
Muni Allocation	0.08
Short High Yield	0.35
Short	0.20

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At October 31, 2022, the Adviser owned approximately 13% of HIP Sustainable.

Note 4—Capital Share Transactions—As of October 31, 2022, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose certain variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended October 31, 2022, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
CEF Muni	$ 33,040,824	$ 13,242,340	$ 19,685,943	$ 13,234,430
High Yield	401,154,830	210,270,222	776,487,932	979,714,233
HIP Sustainable	5,508,427	—	—	—
Intermediate	231,951,585	120,724,735	93,335,852	159,625,932
Long	31,234,735	30,090,321	16,745,302	1,560,748
Muni Allocation	998,542	998,152	—	863,561
Short High Yield	48,419,967	43,840,492	25,354,398	12,541,423
Short	75,449,407	29,551,711	1,562,312	36,226,772

During the period ended October 31, 2022, the Short High Yield and High Yield engaged in purchases and sales of investments to funds or other accounts that are managed by the Adviser (or an affiliate of the

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Adviser). These transactions complied with Rule 17a-7 under the Act and aggregated to $981,931. The High Yield recognized realized gain of $29,397 related to these transactions.

Note 6—Income Taxes—As of October 31, 2022, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Muni	$188,737,035	$–	$(57,701,373)	$(57,701,373)
High Yield	3,060,411,408	3,779,124	(472,956,971)	(469,177,847)
HIP Sustainable	18,935,132	–	(2,146,510)	(2,146,510)
Intermediate	1,822,070,249	160,512	(198,089,661)	(197,929,149)
Long	249,019,529	–	(46,192,810)	(46,192,810)
Muni Allocation	3,037,612	–	(446,693)	(446,693)
Short High Yield	452,622,992	450,191	(50,789,294)	(50,339,103)
Short	346,636,417	1,292,282	(20,650,604)	(19,358,322)

The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2022, the following Funds had capital loss carryforwards available to offset future capital gains:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
CEF Muni	$ (3,418,065)	$ (4,714,373)	$ (8,132,438)
High Yield	(35,081,349)	(53,310,218)	(88,391,567)
HIP Sustainable	(48,432)	–	(48,432)
Intermediate	(1,608,546)	(158,456)	(1,767,002)
Long	(455,852)	(141,350)	(597,202)
Muni Allocation	(701,781)	–	(701,781)
Short High Yield	(3,496,052)	(7,311,835)	(10,807,887)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2022, the Funds did not incur any interest or penalties.

Note 7—Principal Risks—Investments in municipal securities or in Funds holding municipal securities involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

High Yield and Short High Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market. High Yield and Short High Yield may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Muni invests in closed-end funds and Muni Allocation invests in ETFs that may trade at a discount or premium to their net asset value. These Funds are dependent on the performance of underlying funds and are subject to the same risks of investing in municipal bonds. A closed-end fund may be leveraged as part of its investment strategy. As a result, CEF Muni may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

The HIP Sustainable strategy of investing in municipal debt securities of issuers promoting sustainable development may limit the types and number of investments available to the Fund or cause the Fund to invest in securities that underperform the market as a whole. As a result, the Fund may underperform funds that do not have a sustainable investing strategy or funds with sustainable investing strategies that do not employ HIP (Human Impact + Profit) Ratings. In addition, the Fund relies on a data provider for the identification of issuers that promote sustainable development based on their HIP Ratings; however, there can be no guarantee that the data provider’s methodology will align with the Fund’s investment strategy or desirable issuers can be correctly identified.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee in which the Adviser is responsible for paying all the expenses of a Fund was adopted on September 1, 2010, for Intermediate, Long, Short, and High Yield Funds, and on November 1, 2019, for CEF Muni and Muni Allocation Funds. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through these dates. Amounts accrued after these dates, including those from Short High Yield and HIP Sustainable, are presented in “Due to Adviser”.

Note 9—Bank Line of Credit—The Funds participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2022, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
CEF Muni	149	$334,982	3.25%
Intermediate	2	242,098	2.18
Long	21	640,375	3.61
Short High Yield	13	902,021	2.64
Short	14	181,367	3.25

Outstanding loan balances as of October 31, 2022, if any, are reflected in the Statements of Assets and

Liabilities.

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 10—Share Split—In 2018, the Board of Trustees approved a 1 for 2 reverse share split for Intermediate Muni ETF and High Yield Muni ETF. On October 26, 2018 shares began trading on a split adjusted basis. The Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

Note 11—Other— At a meeting held on November 30, 2021, the Board of Trustees (the “Board”) of the Trust approved the following changes with respect to High Yield, Intermediate, Long, Short High Yield and Short:

(i) changing each Fund’s benchmark index; (ii) changing each Fund’s investment objective; and (iii) changing each Fund’s principal investment strategies, as further detailed in the table below. These changes are being implemented within a 9-month period in two phases. The Board has approved a change to each Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of its respective Former Index (as defined below).

Effective from March 1, 2022 through November 30, 2022, each Fund is seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of its Transition Index (as defined below). Beginning after November 30, 2022, each Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of its New Index (as defined below).

During the period from March 1, 2022 to November 30, 2022 (the “Transition”), each Fund is seeking to replicate the index set forth under the “Transition Index” column of the table below (each, a “Transition Index”). Each Transition Index is an interim index that will gradually increase exposure to other securities based on their weightings in the corresponding index set forth under the “New Index” column of the table below (each, a “New Index”) while proportionately reducing exposure to the corresponding index set forth under the “Former Index” column of the table below (each, a “Former Index”).

Fund Name	Former Index	Transition Index (March 1, 2022 through November 30, 2022)	New Index (Beginning December 1, 2022)
High Yield	Bloomberg Municipal Custom High Yield Composite Index	ICE High Yield Crossover Municipal Bond Transition Index	ICE Broad High Yield Crossover Municipal Index

Intermediate	Bloomberg AMT-Free Intermediate Continuous Municipal Index	ICE Intermediate AMT- Free Broad National Municipal Transition Index	ICE Intermediate AMT-Free Broad National Municipal Index

Long	Bloomberg AMT-Free Long Continuous Municipal Index	ICE Long AMT-Free Broad National Municipal Transition Index	ICE Long AMT-Free Broad National Municipal Index

Short High Yield	Bloomberg Municipal High Yield Short Duration Index	ICE 1-12 Year High Yield Crossover Municipal Bond Transition Index	ICE 1-12 Year Broad High Yield Crossover Municipal Index

Short	Bloomberg AMT-Free Short Continuous Municipal Index	ICE Short AMT-Free Broad National Municipal Transition Index	ICE Short AMT-Free Broad National Municipal Index

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2022 (unaudited)

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Intermediate Muni ETF, Long Muni ETF, Short Muni ETF, CEF Muni Income ETF, High Yield Muni ETF and Short High Yield Muni ETF (each, a “Fund” and together, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each of the VanEck Short Muni ETF and CEF Muni Income ETF had management fees below the average and median of its peer group of funds and each of the VanEck Long Muni ETF, High Yield Muni ETF and Short High Yield Muni ETF had management fees below the average and equal to the median of its respective peer group of funds, while the VanEck Intermediate Muni ETF had management fees above the average and median of its peer group of funds. The Trustees also noted that the information provided

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2022 (unaudited) (continued)

showed that each of the VanEck Long Muni ETF, Short Muni ETF and CEF Muni Income ETF had a total expense ratio below the average and median of its respective peer group of funds, each of the VanEck High Yield Muni ETF and Short High Yield Muni ETF had a total expense ratio below the average and equal to the median of its respective peer group of funds, and the VanEck Intermediate Muni ETF had a total expense ratio above the average and equal to the median of its peer group of funds. The Trustees reviewed the amount by which certain Funds’ management fees and/or total expense ratios exceeded the average and/ or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size and expense ratio and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck Muni Allocation ETF

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Muni Allocation ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the

Trustees discussed the information that the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Fund and the Fund’s peer funds (certain other exchange-traded funds (“ETFs”)), information about the advisory services provided to the Fund and the personnel providing those services, and the absence of profitability and the benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. In addition, as noted below, the Trustees reviewed certain performance information for the Fund which was not provided by Broadridge and which did not compare the Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Fund.

The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Fund. The Trustees considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

In evaluating the performance of the Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing the Fund’s performance to that of certain other ETFs. The Trustees also considered information from the Adviser regarding performance of the Fund against its benchmark. The Trustees noted that the Fund had outperformed its benchmark for the one-period ended December 31, 2021 and underperformed its benchmark for the two-year period ended December 31, 2021 and the period since its inception on May 15, 2019 through December 31, 2021. They noted the Fund’s underperformance was largely attributable to the first quarter of 2020 and for the period from March 31, 2020 through December 31, 2021, the Fund had outperformed its benchmark. Based on the foregoing, the Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Fund’s expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that the Fund had management fees below the average and median of its peer group of funds. The Trustees also noted that the information provided showed that the Fund had a total expense ratio below the average and median of its peer group of funds. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Fund were reasonable in light of the performance of the Fund and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreement, received by the Adviser from serving as adviser to the Fund.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Fund. The Trustees reviewed the Fund’s asset size and expense ratio and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the volatility of the asset classes in which the Fund invests, potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2022 (unaudited) (continued)

the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

VanEck HIP Sustainable Muni ETF

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck HIP Sustainable Muni ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Fund and the Fund’s peer funds (certain other exchange-traded funds (“ETFs”)), information about the advisory services provided to the Fund and the personnel providing those services, and the profitability (or the absence of profitability) and the benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. In addition, as noted below, the Trustees reviewed certain performance information for the Fund which was not provided by Broadridge and which did not compare the Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Fund.

The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and the May 6, 2022 meeting regarding the management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser provides, under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

In evaluating the performance of the Fund, the Trustees reviewed various performance metrics, including various data from Broadridge comparing the Fund’s performance to that of certain other ETFs. The Trustees also considered information from the Adviser regarding the performance of the Fund against its benchmark.

The Trustees noted that the Fund had outperformed its benchmark for the period since its inception on September 8, 2021 through December 31, 2021. Based on the foregoing, the Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Fund’s expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that the Fund had management fees below the average and equal to the median of its peer group of funds. The Trustees also noted that the information provided showed that the Fund had a total expense ratio below the average and the median of its peer group of funds. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Fund were reasonable in light of the performance of the Fund and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreement, received by the Adviser from serving as adviser to the Fund.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and the fact that the Adviser did not earn any profits from managing the Fund. The Trustees reviewed the Fund’s asset size and expense ratio and noted that the Investment Management Agreement does not include breakpoints in the advisory fee rates as asset levels in the Fund increase. The Trustees considered the volatility of the asset classes in which the Fund invests, potential variability in the net assets of the Fund and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Fund may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for the Fund is reasonable and appropriate in relation to the current asset size of the Fund and the other factors discussed above and that the advisory fee rate for the Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and the Fund’s shareholders.

VanEck CLO ETF, VanEck Green Infrastructure ETF, VanEck Muni ETF and VanEck Morningstar SMID Moat ETF

At a meeting held on June 7, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck CLO ETF, VanEck Green Infrastructure ETF, VanEck Muni ETF and VanEck Morningstar SMID Moat ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and PineBridge Investments LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to VanEck CLO ETF. The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors

VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2022 (unaudited) (continued)

that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF), including expense information for other funds. The Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) provided the Trustees with information regarding, among other things, the various aspects of the Funds’ proposed investment programs, fee arrangements and service provider arrangements, as well as the rationale for retaining a sub-adviser to manage the VanEck CLO ETF’s investments in collateralized loan obligation (“CLO”) securities. The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) at the Meeting regarding the management of the Funds, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF), including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms and scope of services that the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) would provide under each Agreement, including (i) the Adviser’s agreement to pay all of the direct expenses of each of the VanEck CLO ETF, VanEck Green Infrastructure ETF and VanEck Muni ETF (excluding the fee payment under the respective Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses), and (ii) the Adviser’s commitment to waive certain fees and/or pay expenses of the VanEck Morningstar SMID Moat ETF to the extent necessary to prevent the operating expenses of the Fund from exceeding an agreed-upon limit for a period of time. With respect to the VanEck CLO ETF, the Trustees noted the Sub-Adviser’s experience and investment management process with respect to investments in CLO securities and the Sub-Adviser’s experience serving as a sub-adviser for other registered investment companies. The Trustees also considered the sub-advisory fees to be paid to the Sub-Adviser by the Adviser, and the advisory fees to be retained by the Adviser under the Sub-Advisory Agreement.

The Trustees considered the benefits, other than the fees under the Agreements, that the Adviser would receive from serving as adviser to the Funds. The Trustees did not consider historical information about the cost of the services to be provided by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) or the profitability of the Funds to the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) because the Funds had not yet commenced operations. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Funds by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF), although they concluded that the nature, quality and extent of the services to be provided by the Adviser and the Sub-Adviser (with respect to the VanEck CLO ETF) were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust, as well as the information provided by the Sub-Adviser (with respect to the VanEck CLO ETF) about its personnel and operations.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Agreements.

In voting to approve the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Agreements are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Agreements are in the best interest of the Funds and the Funds’ shareholders.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation 666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	MUNISAR

SEMI-ANNUAL REPORT October 31, 2022 (unaudited)

BDC Income ETF	BIZD
China Bond ETF	CBON
Emerging Markets High Yield Bond ETF	HYEM
Fallen Angel High Yield Bond ETF	ANGL
Green Bond ETF	GRNB
IG Floating Rate ETF	FLTR
International High Yield Bond ETF	IHY
J.P. Morgan EM Local Currency Bond ETF	EMLC
Moody’s Analytics® BBB Corporate Bond ETF	MBBB
Moody’s Analytics® IG Corporate Bond ETF	MIG
Mortgage REIT Income ETF	MORT
Preferred Securities ex Financials ETF	PFXF

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of October 31, 2022.

VANECK ETF TRUST

PRESIDENT’S LETTER

October 31, 2022 (unaudited)

Dear Fellow Shareholders:

Back in July, I said that Market Volatility Has One Final Act.1 Stocks and bonds historically do not perform well when the U.S. Federal Reserve (Fed) tightens monetary conditions, and that’s just what the Fed announced it would be doing at the end of 2021. This would include raising rates and changing its balance sheet actions, which doesn’t create a great environment for financial assets. If we’re in the last, third act of the play, the third act may last a very long time.

There are three things investors are currently facing, none of which is either particularly positive for financial assets or likely to change soon. But bond prices have dropped significantly, and so you will see at the end of the letter that we are bullish bonds.

1.	Monetary Policy: Tightening

The typical range for the rate of growth of money supply is in the low single digits. This increased during the global financial crisis and then exploded during the COVID–19 pandemic, but the recent rate of growth of money supply is close to 0% or even negative.

Another component to monetary policy is the Fed balance sheet. After buying bonds during the pandemic, the Fed is now going to start shrinking the balance sheet—one estimate indicates $279B net out through the end of the year. The Fed has only shrunk its balance sheet once before, so we are facing a big unknown.

Commodity prices and the Consumer Price Index (CPI) receive much focus, but I think what the Fed is really fighting is wage inflation. That is the kind of inflation that is endemic and hard to manage once it takes hold, not least because it creates a spiraling effect. I think the Fed knows it can’t control oil prices or supply chain directly, but it wants to manage this wage inflation psychology.

Services typically don’t reflect the price of commodities and, this year, we have seen services inflation increase from 3% to 6%. That’s not slowing down, and this is a battle the Fed is fighting that I think will last for an extended period of time.

Last year when my colleagues and I spoke about inflation2, I had noted that we wouldn’t know about wage inflation until the second half of this year, and now we know. Wage inflation is here. Another factor, which has only happened a couple times in a hundred years, is the pandemic. We don’t know how wage inflation is going to react, because the labor market is still tight in the U.S. and many workers have changed their behaviors and expectations. I think it will take another 6–12 months before we know whether wage inflation will be endemic and how the Fed responds. And the latest data still shows a strong labor market with low unemployment.

2.	Fiscal Tightening

Inflation has caused real take-home pay to shrink over the past year. This should result in a midterm effect in which Republicans take one or both houses, which means a higher likelihood of government gridlock. Even if the Democrats win, as Larry Summers pointed out, stimulus spending during the pandemic led to inflation, so we’re unlikely to see another big stimulus spending bill regardless of who controls government.

3.	Global Growth Has Almost Stopped

Looking at global growth today, we see Europe in a recession and China has slowed down. Over the last 20 years, U.S. and China have been the two main pillars of global growth. China is now going to have a much lower GDP growth rate for the foreseeable future. Think about China growth being 2%, not the 6–8% of the past decades. China has anti–business regulatory policies, and there is a decoupling happening, spurred in part by the tariff fight and in part by re–appraisal of supply chain vulnerabilities, which may mean less foreign investment in China. While 2% GDP growth for China will still be a significant contributor to global growth, we will likely have to look to India, Indonesia and Africa to take up the baton as pillars of higher percentage global growth.

1

VANECK ETF TRUST

PRESIDENT’S LETTER

(unaudited) (continued)

I believe that these conditions are going to be sticking around for a while, and what the markets are looking at now is the pressure on corporate profitability. Stocks are down because P/E ratios are down, but earnings are still flat. We don’t know yet what earnings will be like, so there will be a lot of information for equity investors to gather over the next few quarters. Monetary and fiscal policy, as well as global growth, are all contractionary.

Amidst all this market turbulence, bond investments are now offering attractive yields, so this is our favorite asset class to buy now. (See What to Buy? Bonds. When? Now.)3 Because of higher interest rates, bonds can offer adequate returns like they did in the 1970’s even though that decade was the worst for interest rates in the last 100 years.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended October 31, 2022. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck ETF Trust

November 8, 2022

PS The investing outlook can change suddenly, as it certainly did in 2021. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

1 Market Volatility Has One Final Act, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-market-volatility-has-one-final-act/.

2 Navigating the Markets: Inflation and the Risks to Goldilocks, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-navigating-the-markets-inflation-and-the-risks-to-goldilocks/.

3 What to Buy? Bonds. When? Now, https://www.vaneck.com/us/en/blogs/investment-outlook/jan-van-eck-what-to-buy-bonds-when-now/.

2

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2022 to October 31, 2022.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2022 - October 31, 2022(a)
BDC Income ETF
Actual	$1,000.00	$929.10	0.42%	$2.04
Hypothetical (b)	$1,000.00	$1,023.09	0.42%	$2.14
China Bond ETF
Actual	$1,000.00	$923.90	0.67%	$3.25
Hypothetical (b)	$1,000.00	$1,021.83	0.67%	$3.41
Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$878.20	0.40%	$1.89
Hypothetical (b)	$1,000.00	$1,023.19	0.40%	$2.04
Fallen Angel High Yield Bond ETF
Actual	$1,000.00	$942.40	0.35%	$1.71
Hypothetical (b)	$1,000.00	$1,023.44	0.35%	$1.79
Green Bond ETF
Actual	$1,000.00	$936.10	0.20%	$0.98
Hypothetical (b)	$1,000.00	$1,024.20	0.20%	$1.02
IG Floating Rate ETF
Actual	$1,000.00	$1,000.60	0.14%	$0.71
Hypothetical (b)	$1,000.00	$1,024.50	0.14%	$0.71
International High Yield Bond ETF
Actual	$1,000.00	$889.60	0.40%	$1.91
Hypothetical (b)	$1,000.00	$1,023.19	0.40%	$2.04
3

VANECK ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period May 1, 2022 - October 31, 2022(a)
J.P. Morgan EM Local Currency Bond ETF
Actual	$1,000.00	$916.10	0.30%	$1.45
Hypothetical (b)	$1,000.00	$1,023.69	0.30%	$1.53
Moody’s Analytics BBB Corporate Bond ETF
Actual	$1,000.00	$925.70	0.25%	$1.21
Hypothetical (b)	$1,000.00	$1,023.95	0.25%	$1.28
Moody’s Analytics IG Corporate Bond ETF
Actual	$1,000.00	$925.80	0.20%	$0.97
Hypothetical (b)	$1,000.00	$1,024.20	0.20%	$1.02
Mortgage REIT Income ETF
Actual	$1,000.00	$842.70	0.42%	$1.95
Hypothetical (b)	$1,000.00	$1,023.09	0.42%	$2.14
Preferred Securities ex Financials ETF
Actual	$1,000.00	$903.10	0.40%	$1.92
Hypothetical (b)	$1,000.00	$1,023.19	0.40%	$2.04

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2022), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
4

VANECK BDC INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Diversified Financials: 100.2%
Ares Capital Corp.	5,557,471	$107,981,662
Bain Capital Specialty Finance, Inc. †	619,402	7,804,465
Barings BDC, Inc.	1,298,824	11,572,522
BlackRock TCP Capital Corp. †	780,583	9,234,297
Blackstone Secured Lending Fund	1,009,930	23,521,270
Capital Southwest Corp.	372,007	7,012,332
Carlyle Secured Lending, Inc. †	637,617	8,002,093
Fidus Investment Corp. †	310,391	5,850,870
FS KKR Capital Corp. †	3,619,106	69,486,835
Gladstone Investment Corp. †	448,683	5,788,011
Goldman Sachs BDC, Inc. †	1,297,639	20,061,499
Golub Capital BDC, Inc. †	1,785,015	23,151,645
Hercules Capital, Inc. †	1,719,318	24,981,691
Main Street Capital Corp. †	602,694	22,263,516
MidCap Financial Investment Corp. †	858,303	9,407,001
New Mountain Finance Corp. †	1,170,401	14,220,372
Newtek Business Services Corp. †	329,118	5,295,509
Oaktree Specialty Lending Corp. †	2,056,613	13,573,646
Owl Rock Capital Corp. †	4,599,398	54,594,854
	Number of Shares	Value
Diversified Financials (continued)
PennantPark Floating Rate Capital Ltd. †	575,963	$6,381,670
PennantPark Investment Corp. †	813,192	4,838,492
Prospect Capital Corp. †	3,260,538	23,671,506
Sixth Street Specialty Lending, Inc. †	1,039,703	18,881,006
SLR Investment Corp.	621,696	8,411,547
TriplePoint Venture Growth BDC Corp. †	442,275	5,652,274
Total Common Stocks (Cost: $551,515,253)		511,640,585

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 19.7%
Money Market Fund: 19.7% (Cost: $100,626,266)
State Street Navigator Securities Lending Government Money Market Portfolio	100,626,266	100,626,266
Total Investments: 119.9% (Cost: $652,141,519)		612,266,851
Liabilities in excess of other assets: (19.9)%		(101,702,028)
NET ASSETS: 100.0%		$510,564,823

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $119,855,718.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$511,640,585

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$511,640,585	$—	$—	$511,640,585
Money Market Fund	100,626,266	—	—	100,626,266
Total Investments	$612,266,851	$—	$—	$612,266,851

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

5

VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Par (000’s		)	Value
CORPORATE BONDS: 42.7%
Basic Materials: 6.8%
Guangdong Guangxin Holdings Group Ltd. 3.37%, 03/11/25	CNY	20,000		$2,774,303
Taiyuan Iron & Steel Group Co. Ltd. 3.88%, 08/13/24	CNY	10,000		1,397,967
Zijin Mining Group Co. Ltd. 3.51%, 02/21/25	CNY	10,000		1,392,654
				5,564,924
Consumer Cyclicals: 1.8%
Beijing Infrastructure Investment Co. Ltd. 3.09%, 09/01/24	CNY	6,000		829,361
Beijing Tourism Group Co. Ltd. 3.95%, 08/02/26	CNY	4,900		685,361
				1,514,722
Energy: 4.0%
PetroChina Co. Ltd. 3.50%, 01/19/26	CNY	3,490		489,872
Yankuang Energy Group Co. Ltd. 3.43%, 03/12/25	CNY	20,000		2,777,389
				3,267,261
Financials: 15.1%
Agricultural Development Bank of China 3.24%, 08/14/24	CNY	4,790		665,743
4.98%, 01/12/25	CNY	4,620		667,622
Beijing Haidian State-Owned Assets Operation Co. Ltd. 3.40%, 10/24/24	CNY	15,000		2,073,496
China Cinda Asset Management Co. Ltd. 4.75%, 04/14/27	CNY	20,000		2,905,447
China Development Bank 3.34%, 07/14/25	CNY	3,830		536,731
4.59%, 08/01/38	CNY	20,301		3,259,451
Chongqing Longhu Development Co. Ltd. 3.45%, 08/02/23	CNY	5,000		617,229
4.44%, 01/25/24	CNY	8,000		951,532
Cinda Investment Co. Ltd. 4.30%, 12/22/23	CNY	1,500		205,410
CITIC Securities Co. Ltd. 3.78%, 09/10/24	CNY	3,000		420,424
Guotai Junan Securities Co. Ltd. 3.31%, 05/21/24	CNY	200		27,729
				12,330,814
Industrials: 7.5%
Chengdu Xingcheng Investment Group Co. Ltd. 4.74%, 12/30/23 (o)	CNY	5,000		699,725
China Railway Group Ltd. 3.99%, 07/16/24	CNY	5,000		701,617
China State Railway Group Co. Ltd. 3.45%, 07/25/24	CNY	15,000		2,090,746
	Par (000’s		)	Value
Industrials (continued)
Jiangxi Ganyue Expressway Co. Ltd. 6.09%, 08/11/24	CNY	2,100		$305,298
Shanghai Pudong Development Group Co. Ltd. 3.52%, 04/21/26	CNY	10,000		1,388,924
Sichuan Development Holding Co. Ltd. 4.55%, 08/06/25	CNY	5,000		718,406
Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23	CNY	15		2,060
Wuhan Metro Group Co. Ltd. 3.55%, 04/14/30	CNY	2,000		281,110
				6,187,886
Real Estate: 1.8%
China Fortune Land Development Co. Ltd. 5.50%, 10/22/22 (d) *	CNY	1,000		34,276
7.00%, 03/03/21 (d) *	CNY	1,000		34,277
COFCO Commercial Property Investment Co. Ltd. 3.94%, 01/25/25	CNY	10,000		1,374,524
				1,443,077
Technology: 0.4%
Beijing State-Owned Assets Management Co. Ltd. 5.90%, 06/25/24	CNY	2,052		296,283

Utilities: 5.3%
China Huaneng Group Co. Ltd. 3.55% (ChinaBond Government Security Yield Curve 5Y YTM+3.56%), 03/09/25 (o) (s)	CNY	15,000		2,092,253
China Yangtze Power Co. Ltd. 3.35%, 10/17/26	CNY	1,500		209,305
Guangdong Hengjian Investment Holding Co. Ltd. 3.84%, 08/07/24	CNY	5,000		699,861
Shandong Luxin Investment Holdings Group Co. Ltd. 3.85%, 01/07/26	CNY	10,000		1,387,640
				4,389,059
Total Corporate Bonds (Cost: $39,070,358)				34,994,026

GOVERNMENT OBLIGATIONS: 49.5%
Agricultural Development Bank of China
2.25%, 04/22/25	CNY	2,930		399,650
2.96%, 04/17/30	CNY	4,000		549,102
3.63%, 07/19/26	CNY	2,700		383,382
3.74%, 07/12/29	CNY	6,240		900,786
3.75%, 01/25/29	CNY	5,150		741,536
3.79%, 10/26/30	CNY	1,110		161,122
3.85%, 01/06/27	CNY	5,110		734,828

See Notes to Financial Statements

6

	Par (000’s		)	Value
4.39%, 09/08/27	CNY	6,470		$953,223
4.65%, 05/11/28	CNY	5,560		832,717

Beijing Public Housing Center Co. Ltd. 3.19%, 04/16/40	CNY	15,000		2,078,186
China Development Bank
3.18%, 04/05/26	CNY	4,850		679,136
3.30%, 03/03/26	CNY	5,550		779,883
3.39%, 02/03/27	CNY	10,042		1,420,972
3.41%, 06/07/31	CNY	1,640		232,455
3.45%, 09/20/29	CNY	4,800		681,457
3.48%, 01/08/29	CNY	4,460		633,494
3.65%, 05/21/29	CNY	7,150		1,025,941
3.66%, 03/01/31	CNY	1,170		168,672
3.70%, 10/20/30	CNY	4,150		599,169
4.04%, 04/10/27	CNY	6,160		891,488
4.04%, 07/06/28	CNY	2,720		397,154
China Government Bond
1.99%, 04/09/25	CNY	5,660		768,491
2.47%, 09/02/24	CNY	5,300		727,691
2.68%, 05/21/30	CNY	6,320		863,037
2.69%, 08/12/26	CNY	7,450		1,028,477
2.77%, 06/24/30	CNY	5,690		777,649
2.85%, 06/04/27	CNY	5,420		753,091
2.86%, 07/16/30	CNY	3,350		461,178
2.88%, 11/05/23	CNY	4,950		681,602
2.90%, 05/05/26	CNY	846		117,813
3.01%, 05/13/28	CNY	5,630		787,565
3.02%, 10/22/25	CNY	9,250		1,291,498
3.02%, 05/27/31	CNY	6,210		868,698
3.03%, 03/11/26	CNY	5,400		754,848
	Par (000’s		)	Value
3.25%, 06/06/26	CNY	6,030		$849,782
3.27%, 11/19/30	CNY	6,330		899,621
3.27%, 08/22/46	CNY	500		2,574,548
3.28%, 12/03/27	CNY	6,150		872,525
3.29%, 05/23/29	CNY	2,680		381,648
3.74%, 09/22/35	CNY	3,900		582,657
Export-Import Bank of China
3.22%, 05/14/26	CNY	5,470		766,416
3.23%, 03/23/30	CNY	2,900		405,905
3.28%, 02/11/24	CNY	4,670		646,608
3.33%, 02/22/26	CNY	3,560		500,058
3.38%, 07/16/31	CNY	4,250		601,222
3.43%, 10/23/25	CNY	1,830		257,612
3.74%, 11/16/30	CNY	2,380		344,054
3.86%, 05/20/29	CNY	2,480		360,643
3.88%, 01/12/36	CNY	1,170		174,869
4.89%, 03/26/28	CNY	3,010		456,363
Nanjing Yangzi State-Owned Investment Group Co. Ltd. 2.70%, 10/21/24	CNY	12,000		1,643,247
Qingdao Conson Development Group Co. Ltd. 3.55%, 01/09/25	CNY	5,000		684,144
Shandong Hi-Speed Group Co. Ltd. 4.00%, 10/21/24	CNY	17,000		2,389,096
Total Government Obligations (Cost: $45,480,785)				40,517,009
Total Investments: 92.2% (Cost: $84,551,143)				75,511,035
Other assets less liabilities: 7.8%				6,358,232
NET ASSETS: 100.0%				$81,869,267

Definitions:

CNY	Chinese Yuan

Footnotes:

(d)	Security in default
(o)	Perpetual Maturity — the date shown is the next call date
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Basic Materials	7.4%	$5,564,924
Consumer Cyclicals	2.0	1,514,722
Energy	4.3	3,267,261
Financials	40.7	30,694,874
Government Activity	21.2	16,042,419
Industrials	13.5	10,220,229
Real Estate	4.7	3,521,263
Technology	0.4	296,284
Utilities	5.8	4,389,059
	100.0%	$75,511,035

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

See Notes to Financial Statements

7

VANECK CHINA BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$34,994,026	$—	$34,994,026
Government Obligations *	—	40,517,009	—	40,517,009
Total Investments	$—	$75,511,035	$—	$75,511,035

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

8

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 94.0%
Argentina: 3.3%
Generacion Mediterranea SA / Central Termica Roca SA 144A 9.88%, 12/01/27	$439		$267,515
Genneia SA 144A 8.75%, 09/02/27	550		510,890
MercadoLibre, Inc.
2.38%, 01/14/26	650		564,277
3.12%, 01/14/31 †	1,025		743,335
MSU Energy SA / UGEN SA / UENSA SA 144A 6.88%, 02/01/25	800		509,756
MSU Energy SA / UGEN SA / UENSA SA Reg S 6.88%, 02/01/25	75		47,790
Pampa Energia SA 144A
7.50%, 01/24/27	925		765,428
9.12%, 04/15/29	450		372,384
Pan American Energy LLC 144A 9.12%, 04/30/27	425		459,669
Telecom Argentina SA 144A
8.00%, 07/18/26	575		497,225
8.50%, 08/06/25	575		538,352
Transportadora de Gas del Sur SA 144A 6.75%, 05/02/25	550		479,985
Transportadora de Gas del Sur SA Reg S 6.75%, 05/02/25	200		174,540
YPF Energia Electrica SA 144A 10.00%, 07/25/26	540		430,213
YPF SA 144A
1.50%, 09/30/33 (s)	850		461,295
2.50%, 06/30/29 (s)	1,125		708,941
4.00%, 02/12/26 (s)	1,150		1,012,000
6.95%, 07/21/27	1,225		746,221
7.00%, 12/15/47	775		405,794
8.50%, 03/23/25	516		411,025
8.50%, 07/28/25	1,675		1,209,735
8.50%, 06/27/29	587		358,070
8.75%, 04/04/24	858		743,898
			12,418,338
Armenia: 0.1%
Ardshinbank CJSC Via Dilijan Finance BV 144A 6.50%, 01/28/25	425		402,471
Austria: 0.1%
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV 144A 5.00%, 05/07/28	300		236,100
Azerbaijan: 1.0%
Southern Gas Corridor CJSC 144A
	Par (000’s	)	Value
Azerbaijan (continued)
6.88%, 03/24/26 †	$2,925		$2,884,094
State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	1,050		1,025,503
			3,909,597
Bahrain: 1.6%
BBK BSC Reg S 5.50%, 07/09/24	700		682,111
GFH Sukuk Ltd. Reg S 7.50%, 01/28/25	650		622,944
Mumtalakat Sukuk Holding Co. Reg S
4.10%, 01/21/27	650		617,789
5.62%, 02/27/24	950		946,977
Oil and Gas Holding Co. BSCC 144A
7.50%, 10/25/27	1,500		1,455,157
7.62%, 11/07/24	1,125		1,118,149
8.38%, 11/07/28	650		640,005
			6,083,132
Barbados: 0.2%
Sagicor Financial Co. Ltd. 144A 5.30%, 05/13/28 †	900		824,369
Bermuda: 0.8%
Digicel Group Holdings Ltd. 144A 8.00%, 04/01/25	667		206,620
Digicel International Finance Ltd./Digicel international Holdings Ltd 144A
8.75%, 05/25/24	1,750		1,497,378
13.00%, 12/31/25	597		406,901
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	975		822,822
			2,933,721
Brazil: 8.6%
Adecoagro SA 144A 6.00%, 09/21/27	750		679,841
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	550		486,458
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	550		522,926
Atento Luxco 1 SA 144A 8.00%, 02/10/26	400		158,740
Azul Investments LLP 144A 5.88%, 10/26/24	200		151,512
B2W Digital Lux Sarl 144A 4.38%, 12/20/30	400		275,515
B3 SA - Brasil Bolsa Balcao 144A 4.12%, 09/20/31	500		399,015
Banco Bradesco SA 144A 3.20%, 01/27/25	525		495,553
Banco BTG Pactual SA 144A

See Notes to Financial Statements

9

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Brazil (continued)
2.75%, 01/11/26	$350		$306,731
4.50%, 01/10/25	675		645,638
Banco Daycoval SA Reg S 4.25%, 12/13/24	300		288,026
Banco do Brasil SA 144A
4.62%, 01/15/25	650		632,011
4.75%, 03/20/24	550		541,005
Banco Nacional de Desenvolvimento Economico e Social 144A 4.75%, 05/09/24	375		371,257
Banco Votorantim SA 144A
4.38%, 07/29/25	450		426,269
4.50%, 09/24/24	250		242,598
Braskem Idesa SAPI 144A 7.45%, 11/15/29	1,250		959,344
Braskem Netherlands Finance BV 144A 8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	425		404,912
Brazil Minas SPE via State of Minas Gerais 144A 5.33%, 02/15/28	516		496,867
BRF GmbH 144A 4.35%, 09/29/26	375		334,313
BRF SA 144A
4.88%, 01/24/30	375		294,157
5.75%, 09/21/50	500		337,515
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	650		668,249
Centrais Eletricas Brasileiras SA 144A
3.62%, 02/04/25	350		329,964
4.62%, 02/04/30	475		407,804
Cosan Luxembourg SA 144A 7.00%, 01/20/27	350		344,540
Cosan SA 144A 5.50%, 09/20/29	575		510,496
CSN Inova Ventures 144A 6.75%, 01/28/28	775		665,581
CSN Resources SA 144A 7.62%, 04/17/26	250		239,698
Embraer Netherlands Finance BV
5.05%, 06/15/25	625		592,812
5.40%, 02/01/27	550		504,022
Embraer Netherlands Finance BV 144A 6.95%, 01/17/28	500		472,850
ERO Copper Corp. 144A 6.50%, 02/15/30	250		188,480
FS Luxembourg Sarl 144A 10.00%, 12/15/25	450		460,051
Globo Comunicacao e Participacoes SA 144A 4.88%, 01/22/30	300		235,628
	Par (000’s	)	Value
Brazil (continued)
5.50%, 01/14/32	$350		$266,377
Gol Finance SA 144A 7.00%, 01/31/25	500		218,598
Guara Norte Sarl 144A 5.20%, 06/15/34	562		441,626
InterCement Financial Operations BV 144A 5.75%, 07/17/24	450		313,245
Itau Unibanco Holding SA 144A
3.25%, 01/24/25	325		312,985
3.88% (US Treasury Yield Curve Rate T 5 Year+3.45%), 04/15/31	350		301,518
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	550		510,634
4.62% (US Treasury Yield Curve Rate T 5 Year+3.22%), 2/27/2025 (o)	500		384,850
JSM Global Sarl 144A 4.75%, 10/20/30	275		190,861
Klabin Austria GmbH 144A
3.20%, 01/12/31 †	200		151,173
5.75%, 04/03/29	575		539,402
7.00%, 04/03/49	528		470,023
Light Servicos de Eletricidade SA / Light Energia SA 144A 4.38%, 06/18/26	375		305,079
MARB BondCo Plc 144A 3.95%, 01/29/31	875		649,989
MV24 Capital BV 144A 6.75%, 06/01/34	622		515,589
Natura Cosmeticos SA 144A 4.12%, 05/03/28	750		585,375
NBM US Holdings, Inc. 144A
6.62%, 08/06/29	400		371,197
7.00%, 05/14/26	550		531,793
Nexa Resources SA 144A
5.38%, 05/04/27	450		411,804
6.50%, 01/18/28	325		300,365
Petrobras Global Finance BV
5.09%, 01/15/30 †	350		312,004
5.30%, 01/27/25	325		321,331
5.60%, 01/03/31 †	625		568,634
5.62%, 05/20/43	200		155,993
5.75%, 02/01/29	275		256,791
6.00%, 01/27/28 †	625		600,906
6.25%, 03/17/24	275		276,295
6.75%, 01/27/41	400		347,936
6.75%, 06/03/50	300		241,719
6.85%, 06/05/15	900		707,648
6.88%, 01/20/40	372		330,288
6.90%, 03/19/49	450		372,796
7.25%, 03/17/44	515		462,279
7.38%, 01/17/27	400		408,570
8.75%, 05/23/26	200		215,926
Rede D’or Finance Sarl 144A

See Notes to Financial Statements

10

	Par (000’s	)	Value
Brazil (continued)
4.50%, 01/22/30	$524		$433,497
4.95%, 01/17/28	350		310,784
Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	412		416,949
Rio Oil Finance Trust Series 2014-3 144A 9.75%, 01/06/27	266		274,462
Rio Oil Finance Trust Series 2018-1 144A 8.20%, 04/06/28	298		299,806
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	450		402,750
Simpar Europe SA 144A 5.20%, 01/26/31	350		253,676
Tupy Overseas SA 144A 4.50%, 02/16/31	300		227,622
Ultrapar International SA 144A
5.25%, 10/06/26	200		193,171
5.25%, 06/06/29	300		283,197
Unigel Luxembourg SA 144A 8.75%, 10/01/26	350		338,764
Usiminas International Sarl 144A 5.88%, 07/18/26	550		511,987
XP, Inc. 144A 3.25%, 07/01/26	500		437,217
			32,805,859
British Virgin Islands: 0.3%
China SCE Group Holdings Ltd. Reg S
7.00%, 05/02/25	700		63,875
7.38%, 04/09/24	750		101,250
Health & Happiness H&H International Holdings Ltd. Reg S 5.62%, 10/24/24	400		314,000
New Metro Global Ltd. Reg S
4.50%, 05/02/26	500		70,625
4.62%, 10/15/25	400		62,400
Sino-Ocean Land Treasure Finance I Ltd. Reg S 6.00%, 07/30/24	1,000		177,850
Sino-Ocean Land Treasure Finance II Ltd. Reg S 5.95%, 02/04/27	450		51,178
Studio City Co. Ltd. 144A 7.00%, 02/15/27 †	550		437,626
			1,278,804
Cambodia: 0.2%
NagaCorp Ltd. Reg S 7.95%, 07/06/24	700		609,000
Canada: 0.2%
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	565		458,921
	Par (000’s	)	Value
Canada (continued)
Frontera Energy Corp. 144A 7.88%, 06/21/28	$550		$412,088
			871,009
Cayman Islands: 2.2%
Arabian Centres Sukuk II Ltd. 144A 5.62%, 10/07/26	1,300		1,117,480
Banco Bradesco SA 144A 4.38%, 03/18/27	350		328,440
Banco do Brasil SA 144A
3.25%, 09/30/26	550		489,525
4.88%, 01/11/29	350		314,844
CT Trust 144A 5.12%, 02/03/32	1,300		1,041,525
Dar Al-Arkan Sukuk Co. Ltd. Reg S 7.75%, 02/07/26	500		480,060
Kt21 T2 Co. Ltd. Reg S 6.12% (US Treasury Yield Curve Rate T 5 Year+5.33%), 12/16/31	550		514,965
MAF Global Securities Ltd. Reg S 7.88% (US Treasury Yield Curve Rate T 5 Year+4.89%), 6/30/2027 (o)	800		774,040
Nogaholding Sukuk Ltd. 144A 5.25%, 04/08/29	900		854,910
Oryx Funding Ltd. 144A 5.80%, 02/03/31	900		790,556
Poinsettia Finance Ltd. Reg S 6.62%, 06/17/31	558		480,474
StoneCo Ltd. 144A 3.95%, 06/16/28	375		279,905
Yankuang Group Cayman Ltd. Reg S 2.90%, 11/30/24	800		763,360
			8,230,084
Chile: 1.2%
Agrosuper SA 144A 4.60%, 01/20/32	650		530,821
CAP SA 144A 3.90%, 04/27/31	450		308,605
Inversiones Latin America Power Ltda 144A 5.12%, 06/15/33	735		358,347
Kenbourne Invest SA 144A 6.88%, 11/26/24	618		551,080
Latam Airlines Group SA 144A
13.38%, 10/15/27	600		590,514
13.38%, 10/15/29	1,000		996,395
VTR Comunicaciones SpA 144A
4.38%, 04/15/29	600		336,957
5.12%, 01/15/28	617		393,328
VTR Finance NV 144A

See Notes to Financial Statements

11

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Chile (continued)
6.38%, 07/15/28	$825		$438,790
			4,504,837
China: 6.5%
Agile Group Holdings Ltd. Reg S 5.50%, 04/21/25	300		63,637
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 11/18/2025 (o)	4,250		3,936,553
Bank of Communications Hong Kong Ltd. Reg S 3.73% (US Treasury Yield Curve Rate T 5 Year+2.52%), 3/3/2025 (o)	700		655,025
Central Plaza Development Ltd. Reg S 5.75% (US Treasury Yield Curve Rate T 5 Year+8.07%), 11/14/2024 (o)	650		390,000
Chengdu Economic & Technological Investment Group Co. Ltd. Reg S 5.30%, 12/07/24	200		194,000
China CITIC Bank International Ltd. Reg S 7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/02/23 (o)	840		844,200
China Hongqiao Group Ltd. Reg S 6.25%, 06/08/24	650		558,220
China SCE Group Holdings Ltd. Reg S 6.00%, 02/04/26	400		33,000
Chong Hing Bank Ltd. Reg S 5.70% (US Treasury Yield Curve Rate T 5 Year+3.86%), 7/15/2024 (o)	600		546,600
CIFI Holdings Group Co. Ltd. Reg S 4.38%, 04/12/27 †	500		35,125
4.45%, 08/17/26	650		48,606
CMB Wing Lung Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.95%), 1/24/2024 (o)	550		548,281
Country Garden Holdings Co. Ltd. Reg S
2.70%, 07/12/26	1,500		138,560
3.12%, 10/22/25	2,000		198,335
3.30%, 01/12/31	1,300		102,216
3.88%, 10/22/30	800		63,026
4.20%, 02/06/26	800		78,411
4.80%, 08/06/30	500		39,760
	Par (000’s	)	Value
China (continued)
5.12%, 01/17/25	$800		$80,672
5.12%, 01/14/27	800		70,372
5.40%, 05/27/25	1,150		111,002
6.50%, 04/08/24	500		77,347
7.25%, 04/08/26	1,850		181,826
8.00%, 01/27/24	1,600		272,188
eHi Car Services Ltd. Reg S
7.00%, 09/21/26	350		169,750
7.75%, 11/14/24	600		301,713
ENN Clean Energy International Investment Ltd. 144A 3.38%, 05/12/26	1,200		977,328
Fortune Star BVI Ltd. Reg S
5.95%, 10/19/25	1,000		370,000
6.85%, 07/02/24	850		403,750
Glory Health Industry Ltd. Reg S 14.25%, 01/25/24	200		75,000
Greenland Global Investment Ltd. Reg S
5.88%, 07/03/24	700		157,500
6.75%, 03/03/24	500		112,500
Greentown China Holdings Ltd. Reg S
4.70%, 04/29/25	750		345,375
5.65%, 07/13/25	300		133,950
Industrial & Commercial Bank of China Ltd. Reg S 3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 9/24/2026 (o)	9,350		8,368,123
Mianyang Investment Holding Group Co. Ltd. Reg S 6.70%, 08/08/25	400		396,219
New Metro Global Ltd. Reg S 4.80%, 12/15/24	600		158,280
Powerlong Real Estate Holdings Ltd. Reg S
5.95%, 04/30/25	500		41,232
6.25%, 08/10/24	600		66,000
Radiance Holdings Group Co. Ltd. Reg S 7.80%, 03/20/24	200		72,000
RKPF Overseas 2019 A Ltd. Reg S
6.00%, 09/04/25	600		243,975
6.70%, 09/30/24	750		454,312
RKPF Overseas 2019 E Ltd. Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.00%), 11/18/2024 (o)	400		114,000
Times China Holdings Ltd. Reg S
5.55%, 06/04/24	600		53,342
5.75%, 01/14/27	200		11,861

See Notes to Financial Statements

12

	Par (000’s	)	Value
China (continued)
6.20%, 03/22/26	$600		$39,662
6.75%, 07/08/25	600		46,193
Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	675		286,875
West China Cement Ltd. Reg S 4.95%, 07/08/26	800		456,520
Xinhu BVI 2018 Holding Co. Ltd. Reg S 11.00%, 09/28/24	400		340,000
Yancoal International Resources Development Co. Ltd. Reg S 3.50%, 11/04/23	650		628,875
Zhangzhou Transportation Development Group Co. Ltd. Reg S 4.98%, 06/01/25	800		775,472
			24,866,769
Colombia: 5.6%
Aris Mining Corp. 144A 6.88%, 08/09/26	325		226,250
Banco de Bogota SA 144A 6.25%, 05/12/26	1,633		1,499,902
Banco GNB Sudameris SA 144A 7.50% (US Treasury Yield Curve Rate T 5 Year+6.66%), 04/16/31	600		409,701
Bancolombia SA 4.62% (US Treasury Yield Curve Rate T 5 Year+2.94%), 12/18/29	900		732,501
Cable Onda SA 144A 4.50%, 01/30/30	850		697,263
Canacol Energy Ltd. 144A 5.75%, 11/24/28	700		527,373
Ecopetrol SA
4.12%, 01/16/25 †	1,800		1,661,593
4.62%, 11/02/31	1,875		1,296,099
5.38%, 06/26/26	2,225		2,025,940
5.88%, 05/28/45	2,950		1,801,772
5.88%, 11/02/51	1,100		656,100
6.88%, 04/29/30	2,900		2,391,630
7.38%, 09/18/43	1,283		942,646
Empresas Publicas de Medellin ESP 144A
4.25%, 07/18/29	1,475		1,055,575
4.38%, 02/15/31	925		629,153
Geopark Ltd. 144A 5.50%, 01/17/27	750		612,505
Grupo Aval Ltd. 144A 4.38%, 02/04/30	1,525		1,061,278
Grupo de Inversiones Suramericana SA 144A 5.50%, 04/29/26	700		641,117
Oleoducto Central SA 144A 4.00%, 07/14/27	750		612,053
	Par (000’s	)	Value
Colombia (continued)
Orazul Energy Peru SA 144A 5.62%, 04/28/27	$550		$469,219
Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27	900		809,412
Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	808		687,462
			21,446,544
Costa Rica: 0.2%
Instituto Costarricense de Electricidad 144A
6.38%, 05/15/43	700		476,410
6.75%, 10/07/31	450		396,675
			873,085
Cyprus: 0.3%
MHP Lux SA 144A
6.25%, 09/19/29	500		225,000
6.95%, 04/03/26	850		390,796
MHP SE 144A 7.75%, 05/10/24	750		361,275
			977,071
Czech Republic: 0.2%
Energo-Pro AS 144A 8.50%, 02/04/27	650		599,840
Dominican Republic: 0.1%
Empresa Generadora de Electricidad Haina SA 144A 5.62%, 11/08/28	400		314,608
El Salvador: 0.1%
Grupo Unicomer Co. Ltd. 144A 7.88%, 04/01/24	425		419,197
France: 0.1%
Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 03/30/29	500		440,223
Georgia: 0.4%
Georgia Capital JSC Reg S 6.12%, 03/09/24	600		563,017
Georgian Railway JSC 144A 4.00%, 06/17/28	650		495,677
Silknet JSC 144A 8.38%, 01/31/27	375		347,813
			1,406,507
Ghana: 0.4%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26 †	925		774,687
Tullow Oil Plc 144A 7.00%, 03/01/25	1,050		684,842
			1,459,529
Greece: 0.2%
Navios South American Logistics, Inc. / Navios Logistics Finance US Inc 144A

See Notes to Financial Statements

13

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Greece (continued)
10.75%, 07/01/25	$775		$715,747
Guatemala: 0.5%
Banco Industrial SA 144A 4.88% (US Treasury Yield Curve Rate T 5 Year+4.44%), 01/29/31	525		469,611
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29	1,650		1,455,328
			1,924,939
Honduras: 0.1%
Inversiones Atlantida SA 144A 7.50%, 05/19/26	375		336,188
Hong Kong: 4.4%
Agile Group Holdings Ltd. Reg S 6.05%, 10/13/25 †	650		128,072
7.88% (US Treasury Yield Curve Rate T 5 Year+11.29%), 7/31/2024 (o)	500		76,374
8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/4/2023 (o)	950		165,179
Bank of East Asia Ltd. Reg S 5.83% (US Treasury Yield Curve Rate T 5 Year+5.53%), 10/21/2025 (o)	1,000		762,500
5.88% (US Treasury Yield Curve Rate T 5 Year+4.26%), 9/19/2024 (o)	850		688,500
CAS Capital No 1 Ltd. Reg S 4.00% (US Treasury Yield Curve Rate T 5 Year+3.64%), 7/12/2026 (o)	1,050		678,507
Champion Path Holdings Ltd. Reg S
4.50%, 01/27/26	850		559,921
4.85%, 01/27/28	650		398,937
China CITIC Bank International Ltd. Reg S 3.25% (US Treasury Yield Curve Rate T 5 Year+2.53%), 7/29/2026 (o)	750		656,219
4.80% (US Treasury Yield Curve Rate T 5 Year+2.10%), 4/22/2027 (o)	900		812,250
China Oil & Gas Group Ltd. Reg S 4.70%, 06/30/26	450		323,089
China Water Affairs Group Ltd. Reg S 4.85%, 05/18/26	500		399,150
	Par (000’s	)	Value
Hong Kong (continued)
Easy Tactic Ltd. 7.50%, 07/11/28	$353		$28,251
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26	650		214,637
5.05%, 01/27/27	600		201,000
Franshion Brilliant Ltd. Reg S 4.88% (US Treasury Yield Curve Rate T 5 Year+2.75%), 06/21/24 (o)	200		124,252
6.00% (US Treasury Yield Curve Rate T 5 Year+5.58%), 2/8/2026 (o)	700		502,480
Gemdale Ever Prosperity Investment Ltd. Reg S 4.95%, 08/12/24	600		227,457
Hopson Development Holdings Ltd. Reg S 7.00%, 05/18/24	400		184,000
Li & Fung Ltd. Reg S
4.38%, 10/04/24	850		799,287
4.50%, 08/18/25	900		778,499
Melco Resorts Finance Ltd. 144A
4.88%, 06/06/25	1,400		1,000,260
5.25%, 04/26/26	800		509,374
5.38%, 12/04/29	1,700		952,850
5.62%, 07/17/27	970		590,871
5.75%, 07/21/28	1,150		667,000
RKPF Overseas 2019 A Ltd. Reg S 5.90%, 03/05/25	300		123,000
RKPF Overseas 2020 A Ltd. Reg S
5.12%, 07/26/26	600		175,650
5.20%, 01/12/26	700		217,439
Seaspan Corp. 144A 5.50%, 08/01/29	1,250		965,924
Seaspan Corp. 144A Reg S 6.50%, 04/29/26	400		385,200
Sino-Ocean Land Treasure IV Ltd. Reg S
3.25%, 05/05/26	500		62,511
4.75%, 08/05/29	800		80,970
4.75%, 01/14/30	850		83,432
Studio City Finance Ltd. 144A
5.00%, 01/15/29	1,600		691,392
6.00%, 07/15/25	650		312,592
6.50%, 01/15/28	875		367,923
Yancoal International Resources Development Co. Ltd. Reg S 2.90%, 11/18/24	500		476,632
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	750		378,750
			16,750,331
India: 5.3%
ABJA Investment Co. Pte Ltd. Reg S

See Notes to Financial Statements

14

	Par (000’s	)	Value
India (continued)
5.95%, 07/31/24	$1,500		$1,473,278
Adani Green Energy Ltd. 144A 4.38%, 09/08/24	1,100		830,500
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy 144A 6.25%, 12/10/24	850		773,202
Adani Renewable Energy RJ Ltd./ Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharash 144A 4.62%, 10/15/39	452		290,104
Bank of Baroda Reg S 3.88%, 04/04/24	450		438,756
Canara Bank Reg S 3.88%, 03/28/24	600		584,643
Delhi International Airport Ltd. 144A
6.12%, 10/31/26	800		722,200
6.45%, 06/04/29	650		537,323
Future Retail Ltd. 144A 5.60%, 01/22/25	650		20,345
GMR Hyderabad International Airport Ltd. 144A
4.25%, 10/27/27	450		355,500
4.75%, 02/02/26	550		483,312
5.38%, 04/10/24	375		360,956
HPCL-Mittal Energy Ltd. Reg S
5.25%, 04/28/27	550		474,375
5.45%, 10/22/26	400		358,160
India Green Energy Holdings 144A 5.38%, 04/29/24	500		467,066
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	874		674,338
JSW Infrastructure Ltd. 144A 4.95%, 01/21/29	500		372,408
JSW Steel Ltd. 144A
3.95%, 04/05/27	650		473,217
5.05%, 04/05/32	850		535,764
JSW Steel Ltd. Reg S
5.38%, 04/04/25	500		434,375
5.95%, 04/18/24	750		702,375
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 1/15/2025 (o)	1,475		1,301,466
Periama Holdings LLC Reg S 5.95%, 04/19/26	1,150		938,205
ReNew Power Pvt Ltd. 144A 5.88%, 03/05/27	750		674,629
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28 †	850		629,476
	Par (000’s	)	Value
India (continued)
Shriram Transport Finance Co. Ltd. 144A
4.15%, 07/18/25	$500		$432,755
4.40%, 03/13/24	1,100		1,026,619
Tata Motors Ltd. Reg S 5.88%, 05/20/25	400		382,000
TML Holdings Pte Ltd. Reg S 5.50%, 06/03/24	450		426,398
UPL Corp. Ltd. Reg S 5.25% (US Treasury Yield Curve Rate T 5 Year+3.87%), 2/27/2025 (o)	550		342,375
Vedanta Resources Finance II Plc 144A 9.25%, 04/23/26	875		523,941
13.88%, 01/21/24	1,525		1,278,133
Vedanta Resources Ltd. 144A 6.12%, 08/09/24	1,475		876,795
			20,194,989
Indonesia: 2.4%
Adaro Indonesia PT 144A 4.25%, 10/31/24	1,200		1,125,709
APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/24	400		168,000
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	111		902
Bank Tabungan Negara Persero Tbk PT Reg S 4.20%, 01/23/25	400		344,000
Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/10/26	600		447,660
Cikarang Listrindo Tbk PT 144A 4.95%, 09/14/26	800		693,225
Global Prime Capital Pte Ltd. Reg S 5.95%, 01/23/25	400		369,500
Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	573		555,173
Indika Energy Capital IV Pte Ltd. 144A 8.25%, 10/22/25	825		779,446
Japfa Comfeed Indonesia Tbk PT Reg S 5.38%, 03/23/26	500		395,000
Medco Bell Pte Ltd. 144A 6.38%, 01/30/27	950		762,269
Medco Oak Tree Pte Ltd. 144A 7.38%, 05/14/26	850		756,265
Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	775		743,729
Pakuwon Jati Tbk PT Reg S 4.88%, 04/29/28	600		489,000

See Notes to Financial Statements

15

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Indonesia (continued)
Saka Energi Indonesia PT 144A 4.45%, 05/05/24	$650		$606,358
Theta Capital Pte Ltd. Reg S
6.75%, 10/31/26	600		335,100
8.12%, 01/22/25	700		480,200
			9,051,536
Israel: 3.1%
Leviathan Bond Ltd. 144A Reg S
6.12%, 06/30/25	875		835,071
6.50%, 06/30/27	875		820,312
6.75%, 06/30/30	800		716,812
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36 †	900		739,692
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	3,975		3,365,792
4.10%, 10/01/46	2,298		1,396,348
6.00%, 04/15/24	1,417		1,403,368
6.75%, 03/01/28 †	1,425		1,346,518
7.12%, 01/31/25	1,150		1,141,157
			11,765,070
Kuwait: 0.3%
Kuwait Projects Co. SPC Ltd. Reg S
4.23%, 10/29/26	800		659,820
4.50%, 02/23/27	750		597,802
			1,257,622
Luxembourg: 2.4%
Acu Petroleo Luxembourg Sarl 144A 7.50%, 01/13/32	350		276,376
Aegea Finance Sarl 144A 6.75%, 05/20/29 †	300		276,600
AI Candelaria Spain SA 144A 7.50%, 12/15/28	475		400,940
Consolidated Energy Finance SA 144A 5.62%, 10/15/28	700		588,938
CSN Resources SA 144A
4.62%, 06/10/31	600		401,820
5.88%, 04/08/32 †	375		271,762
Energean Israel Finance Ltd. 144A Reg S
4.50%, 03/30/24	900		862,051
4.88%, 03/30/26	925		834,813
5.38%, 03/30/28	900		794,250
5.88%, 03/30/31	925		786,250
Gol Finance SA 144A 8.00%, 06/30/26	425		249,556
Kenbourne Invest SA 144A 4.70%, 01/22/28	725		531,639
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	1,200		918,888
	Par (000’s	)	Value
Luxembourg (continued)
Minerva Luxembourg SA 144A 4.38%, 03/18/31	$850		$646,998
Movida Europe SA 144A 5.25%, 02/08/31	550		405,853
Natura & Co. Luxembourg Holdings Sarl 144A 6.00%, 04/19/29 †	350		292,250
Petrorio Luxembourg Trading Sarl 144A 6.12%, 06/09/26	475		430,913
Poinsettia Finance Ltd. 144A 6.62%, 06/17/31	186		157,368
Rumo Luxembourg Sarl 144A 4.20%, 01/18/32 †	200		151,788
			9,279,053
Macao: 0.2%
MGM China Holdings Ltd. 144A 4.75%, 02/01/27	1,200		903,096
Mauritius: 2.4%
Axian Telecom 144A 7.38%, 02/16/27	625		541,563
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	605		440,010
CA Magnum Holdings 144A 5.38%, 10/31/26	1,525		1,281,119
Clean Renewable Power Mauritius Pte Ltd. 144A 4.25%, 03/25/27	478		368,694
Greenko Power II Ltd. 144A 4.30%, 12/13/28	1,491		1,153,419
Greenko Wind Projects Mauritius Ltd. 144A 5.50%, 04/06/25	1,075		920,573
IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	1,300		1,016,197
India Airport Infra 144A 6.25%, 10/25/25	625		554,225
India Clean Energy Holdings 144A 4.50%, 04/18/27	550		383,276
India Cleantech Energy 144A 4.70%, 08/10/26	521		398,450
India Green Power Holdings 144A 4.00%, 02/22/27	700		528,533
India Toll Roads 144A 5.50%, 08/19/24	600		558,571
Liquid Telecommunications Financing Plc 144A 5.50%, 09/04/26	875		622,563
Network i2i Ltd. 144A

See Notes to Financial Statements

16

	Par (000’s	)	Value
Mauritius (continued)
3.98% (US Treasury Yield Curve Rate T 5 Year+3.39%), 6/3/2026 (o) †	$625		$496,503
			9,263,696
Mexico: 6.6%
Alsea SAB de CV 144A 7.75%, 12/14/26	650		618,829
Axtel SAB de CV 144A 6.38%, 11/14/24	693		464,920
Banco Nacional de Comercio Exterior SNC 144A 2.72% (US Treasury Yield Curve Rate T 5 Year+2.00%), 08/11/31	750		634,313
Braskem Idesa SAPI 144A 6.99%, 02/20/32 †	1,775		1,191,549
Cemex SAB de CV 144A
3.88%, 07/11/31	1,775		1,355,656
5.12% (US Treasury Yield Curve Rate T 5 Year+4.53%), 6/8/2026 (o)	1,425		1,179,822
5.20%, 09/17/30	1,200		1,023,404
5.45%, 11/19/29	1,125		983,998
7.38%, 06/05/27	1,450		1,438,907
CIBanco SA Institution de Banca Multiple Trust 144A 4.38%, 07/22/31	900		566,964
Electricidad Firme de Mexico Holdings SA de CV 144A 4.90%, 11/20/26	500		398,343
Grupo Axo SAPI de CV 144A 5.75%, 06/08/26	450		357,716
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	600		516,921
Metalsa SAPI de CV 144A 3.75%, 05/04/31	350		242,445
Mexarrend SAPI de CV 144A 10.25%, 07/24/24	600		145,338
Nemak SAB de CV 144A 3.62%, 06/28/31	825		601,396
Operadora de Servicios Mega SA de CV Sofom ER 144A 8.25%, 02/11/25	600		252,124
Petroleos Mexicanos
4.25%, 01/15/25	175		163,137
4.50%, 01/23/26	325		286,941
4.88%, 01/18/24 †	225		219,286
5.35%, 02/12/28 †	550		439,300
5.50%, 06/27/44	175		99,733
5.62%, 01/23/46	175		98,410
5.95%, 01/28/31	1,025		740,536
6.35%, 02/12/48	425		245,025
6.38%, 01/23/45	325		191,396
6.49%, 01/23/27	425		371,004
6.50%, 03/13/27	1,075		944,695
6.50%, 01/23/29 †	325		261,644
	Par (000’s	)	Value
Mexico (continued)
6.50%, 06/02/41	$425		$268,619
6.62%, 06/15/35	750		522,097
6.62%, 06/15/38	125		82,001
6.70%, 02/16/32	1,840		1,394,554
6.75%, 09/21/47	1,525		921,238
6.84%, 01/23/30	650		519,899
6.88%, 10/16/25 †	250		240,615
6.88%, 08/04/26	675		625,650
6.95%, 01/28/60	1,050		631,893
7.69%, 01/23/50	2,200		1,437,163
8.75%, 06/02/29	525		468,468
Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/25	525		435,832
Total Play Telecomunicaciones SA de CV 144A
6.38%, 09/20/28	900		619,131
7.50%, 11/12/25	850		720,253
Unifin Financiera SAB de CV 144A
7.00%, 01/15/25	600		56,250
7.25%, 09/27/23	285		29,212
8.38%, 01/27/28	825		82,500
9.88%, 01/28/29	875		87,500
			25,176,627
Mongolia: 0.1%
Mongolian Mining Corp./ Energy Resources LLC 144A 9.25%, 04/15/24	650		364,787
Morocco: 1.1%
OCP SA 144A
3.75%, 06/23/31	1,100		825,621
4.50%, 10/22/25	875		835,757
5.12%, 06/23/51	1,100		677,156
5.62%, 04/25/24	1,100		1,092,326
6.88%, 04/25/44	750		593,812
			4,024,672
Netherlands: 0.9%
Coruripe Netherlands BV 144A 10.00%, 02/10/27	250		208,126
Greenko Dutch BV 144A 3.85%, 03/29/26	1,289		1,012,061
Petrobras Global Finance BV 5.50%, 06/10/51 †	400		283,816
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	1,150		1,016,313
5.12%, 05/09/29 †	1,150		989,644
			3,509,960
Nigeria: 0.8%
Access Bank Plc 144A 6.12%, 09/21/26	725		534,470
EBN Finance Co. BV 144A 7.12%, 02/16/26	450		359,856
Fidelity Bank Plc 144A

See Notes to Financial Statements

17

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Nigeria (continued)
7.62%, 10/28/26	$550		$431,750
First Bank of Nigeria Ltd. Via FBN Finance Co. BV 144A 8.62%, 10/27/25	550		475,035
SEPLAT Energy Plc 144A 7.75%, 04/01/26	875		689,106
United Bank for Africa Plc 144A 6.75%, 11/19/26	475		406,125
			2,896,342
Oman: 1.4%
Bank Muscat SAOG Reg S 4.75%, 03/17/26	700		663,413
Lamar Funding Ltd. 144A 3.96%, 05/07/25	1,575		1,455,752
Mazoon Assets Co. SAOC 144A 5.20%, 11/08/27	675		663,674
OmGrid Funding Ltd. 144A 5.20%, 05/16/27	700		630,702
OQ SAOC 144A 5.12%, 05/06/28	1,100		995,876
Oztel Holdings SPC Ltd. 144A 6.62%, 04/24/28 †	1,025		1,009,062
			5,418,479
Panama: 0.4%
Banco General SA 144A 5.25% (US Treasury Yield Curve Rate T 10 Year+3.67%), 5/7/2031 (o)	475		384,235
Banistmo SA 144A 4.25%, 07/31/27	600		529,414
Global Bank Corp. 144A 5.25% (ICE LIBOR USD 3 Month+3.30%), 04/16/29	600		532,320
			1,445,969
Paraguay: 0.2%
Banco Continental SAECA 144A 2.75%, 12/10/25	350		300,615
Frigorifico Concepcion SA 144A 7.70%, 07/21/28	425		335,312
			635,927
Peru: 2.4%
Auna SAA 144A 6.50%, 11/20/25	375		293,012
Banco BBVA Peru SA 144A 5.25% (US Treasury Yield Curve Rate T 5 Year+2.75%), 09/22/29	500		478,424
Banco Internacional del Peru SAA Interbank 144A 4.00% (US Treasury Yield Curve Rate T 1 Year+3.71%), 07/08/30	400		351,048
6.62% (ICE LIBOR USD 3 Month+5.76%), 03/19/29	500		486,942
Camposol SA 144A
	Par (000’s	)	Value
Peru (continued)
6.00%, 02/03/27	$550		$390,801
Cia de Minas Buenaventura SAA 144A 5.50%, 07/23/26	825		685,099
InRetail Consumer 144A 3.25%, 03/22/28	950		753,483
InRetail Shopping Malls 144A 5.75%, 04/03/28	525		466,043
Minsur SA 144A 4.50%, 10/28/31	750		605,415
Peru LNG Srl 144A 5.38%, 03/22/30	1,350		1,064,678
Petroleos del Peru SA 144A
4.75%, 06/19/32	1,450		1,071,554
5.62%, 06/19/47	2,900		1,865,323
San Miguel Industrias PET SA / NG PET R&P Latin America SA 144A 3.50%, 08/02/28	500		400,989
Volcan Cia Minera SAA 144A 4.38%, 02/11/26	500		420,443
			9,333,254
Philippines: 0.1%
Rizal Commercial Banking Corp. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+6.24%), 8/27/2025 (o)	400		343,996
Poland: 0.4%
Canpack SA / Canpack US LLC 144A
3.12%, 11/01/25	650		567,054
3.88%, 11/15/29	1,200		955,356
			1,522,410
Qatar: 0.2%
QNB Finansbank AS 144A 6.88%, 09/07/24	925		927,859
Saudi Arabia: 0.5%
Arabian Centres Sukuk Ltd. 144A 5.38%, 11/26/24	650		604,191
Dar Al-Arkan Sukuk Co. Ltd. Reg S
6.75%, 02/15/25	900		862,371
6.88%, 02/26/27	600		554,400
			2,020,962
Singapore: 2.2%
Continuum Energy Levanter Pte Ltd. 144A 4.50%, 02/09/27	871		692,648
GLP Pte Ltd. Reg S 4.50% (US Treasury Yield Curve Rate T 5 Year+3.73%), 5/17/2026 (o)	1,400		665,000
4.60% (US Treasury Yield Curve Rate T 5 Year+3.73%), 6/29/2027 (o)	200		99,990

See Notes to Financial Statements

18

	Par (000’s	)	Value
Singapore (continued)
Golden Energy & Resources Ltd. Reg S 8.50%, 05/14/26	$600		$583,500
Greenko Solar Mauritius Ltd. 144A
5.55%, 01/29/25 †	750		657,188
5.95%, 07/29/26	900		729,000
Inkia Energy Ltd. 144A 5.88%, 11/09/27	492		439,057
Medco Laurel Tree Pte Ltd. 144A 6.95%, 11/12/28	500		384,247
Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.38%, 11/15/24	800		739,948
Puma International Financing SA 144A
5.00%, 01/24/26	1,200		1,068,252
5.12%, 10/06/24	850		798,524
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	649		576,363
TML Holdings Pte Ltd. Reg S 4.35%, 06/09/26	700		567,035
Yanlord Land HK Co. Ltd. Reg S 6.80%, 02/27/24	600		357,000
			8,357,752
South Africa: 2.5%
Eskom Holdings SOC Ltd. 144A
6.35%, 08/10/28	1,525		1,373,964
7.12%, 02/11/25	1,875		1,759,312
8.45%, 08/10/28	575		506,292
Eskom Holdings SOC Ltd. Reg S 4.31%, 07/23/27	800		673,872
MTN Mauritius Investments Ltd. 144A
4.75%, 11/11/24	675		649,571
6.50%, 10/13/26	750		717,675
Sasol Financing USA LLC
5.88%, 03/27/24	2,050		2,006,479
6.50%, 09/27/28	1,250		1,106,686
Standard Bank Group Ltd. Reg S 5.95% (USD ICE Swap Rate 11:00am NY 5 Year+3.75%), 05/31/29	650		624,943
			9,418,794
South Korea: 0.2%
Woori Bank 144A 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/4/2024 (o)	850		742,688
Spain: 0.6%
AES Andres BV 144A 5.70%, 05/04/28	400		323,275
	Par (000’s	)	Value
Spain (continued)
AI Candelaria Spain SA 144A 5.75%, 06/15/33	$1,000		$652,130
Banco Bilbao Vizcaya Argentaria Colombia SA 144A 4.88%, 04/21/25	550		511,149
Colombia Telecomunicaciones SA ESP 144A 4.95%, 07/17/30	725		507,699
International Airport Finance SA 144A 12.00%, 03/15/33	522		452,453
			2,446,706
Tanzania: 0.1%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	500		421,663
Thailand: 0.6%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	1,775		1,321,668
Kasikornbank PCL Reg S 3.34% (US Treasury Yield Curve Rate T 5 Year+1.70%), 10/02/31	1,200		1,008,318
			2,329,986
Togo: 0.2%
Ecobank Transnational, Inc. 144A 9.50%, 04/18/24	800		758,600
Trinidad and Tobago: 0.7%
Heritage Petroleum Co. Ltd. 144A 9.00%, 08/12/29	800		843,600
National Gas Co. of Trinidad & Tobago Ltd. 144A 6.05%, 01/15/36	600		552,366
Telecommunications Services of Trinidad & Tobago Ltd. 144A 8.88%, 10/18/29	525		447,468
Trinidad Generation Unlimited 144A 5.25%, 11/04/27	900		857,633
			2,701,067
Turkey: 5.8%
Akbank TAS 144A
5.12%, 03/31/25	700		630,941
6.80%, 02/06/26 †	725		659,627
6.80% (US Treasury Yield Curve Rate T 5 Year+6.01%), 06/22/31	850		706,025
Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 06/29/28	700		500,414

See Notes to Financial Statements

19

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Turkey (continued)
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	$1,100		$825,330
Coca-Cola Icecek AS 144A 4.50%, 01/20/29	700		564,305
KOC Holding AS 144A 6.50%, 03/11/25	1,100		1,045,891
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A 9.50%, 07/10/36	500		399,142
Pegasus Hava Tasimaciligi AS 144A 9.25%, 04/30/26	550		506,138
TC Ziraat Bankasi AS 144A 5.38%, 03/02/26	950		807,338
Turk Telekomunikasyon AS 144A
4.88%, 06/19/24	750		662,775
6.88%, 02/28/25	805		704,359
Turkcell Iletisim Hizmetleri AS 144A
5.75%, 10/15/25	675		601,165
5.80%, 04/11/28	750		602,047
Turkiye Is Bankasi AS 144A
6.12%, 04/25/24	1,825		1,775,360
7.85%, 12/10/23	555		557,970
Turkiye Is Bankasi AS Reg S 7.75% (US Treasury Yield Curve Rate T 5 Year+6.12%), 01/22/30	1,250		1,106,841
Turkiye Petrol Rafinerileri AS 144A 4.50%, 10/18/24	1,125		1,043,471
Turkiye Sinai Kalkinma Bankasi AS 144A
5.88%, 01/14/26	450		393,768
6.00%, 01/23/25	650		587,868
Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 03/14/26	975		906,253
Turkiye Vakiflar Bankasi TAO 144A
5.25%, 02/05/25	1,025		921,143
5.50%, 10/01/26	775		652,558
6.50%, 01/08/26	1,025		906,243
8.12%, 03/28/24	975		961,691
Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	950		668,154
Yapi ve Kredi Bankasi AS 144A
5.85%, 06/21/24	650		621,652
7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31	775		688,442
8.25%, 10/15/24	825		813,161
Zorlu Yenilenebilir Enerji AS 144A
	Par (000’s	)	Value
Turkey (continued)
9.00%, 06/01/26	$400		$289,144
			22,109,216
Ukraine: 0.4%
Kernel Holding SA 144A
6.50%, 10/17/24	350		117,561
6.75%, 10/27/27	400		131,800
Metinvest BV 144A
7.65%, 10/01/27	450		188,775
7.75%, 10/17/29	800		330,800
NAK Naftogaz Ukraine via Kondor Finance Plc 144A 7.62%, 11/08/26	700		123,812
NPC Ukrenergo 144A 6.88%, 11/09/28	1,100		172,988
Ukraine Railways Via Rail Capital Markets Plc Reg S 8.25%, 07/09/24	1,300		247,000
VF Ukraine PAT via VFU Funding Plc 144A 6.20%, 02/11/25	600		322,050
			1,634,786
United Arab Emirates: 2.4%
Acwa Power Management and Investments One Ltd. 144A 5.95%, 12/15/39	1,248		1,093,434
DIB Tier 1 Sukuk 3 Ltd. Reg S 6.25% (CMTUSD6Y+3.66%), 1/22/2025 (o)	1,050		1,043,162
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 10/1/2025 (o)	2,350		2,282,898
Emirates NBD Bank PJSC Reg S 6.12% (CMTUSD6Y+3.66%), 3/20/2025 (o)	1,450		1,379,707
GEMS Menasa Cayman Ltd. / GEMS Education Delaware LLC 144A 7.12%, 07/31/26	1,350		1,279,084
MAF Global Securities Ltd. Reg S 6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 12/20/2025 (o)	550		506,990
Shelf Drilling Holdings Ltd. 144A
8.25%, 02/15/25	1,425		1,203,726
8.88%, 11/15/24	375		369,889
			9,158,890
United Kingdom: 1.6%
Bidvest Group UK Plc 144A 3.62%, 09/23/26	1,125		954,596
Endeavour Mining Plc 144A 5.00%, 10/14/26	775		606,437
IHS Holding Ltd. 144A 5.62%, 11/29/26	775		591,209

See Notes to Financial Statements

20

	Par (000’s	)	Value
United Kingdom (continued)
6.25%, 11/29/28	$800		$583,040
Tullow Oil Plc 144A 10.25%, 05/15/26	2,545		2,171,878
Vedanta Resources Finance II Plc 144A 8.95%, 03/11/25	1,650		1,043,930
			5,951,090
United States: 4.3%
AES Andes SA 144A
6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	700		569,687
7.12% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	800		657,777
AES Argentina Generacion SA 144A 7.75%, 02/02/24	450		350,424
Azul Investments LLP 144A 7.25%, 06/15/26 †	550		349,093
Empresa Electrica Cochrane SpA 144A 5.50%, 05/14/27	421		365,462
Energuate Trust 144A 5.88%, 05/03/27	400		349,800
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	1,050		538,067
Guacolda Energia SA 144A 4.56%, 04/30/25	850		269,822
Kosmos Energy Ltd. 144A
7.50%, 03/01/28	650		510,432
7.75%, 05/01/27	725		586,568
Mercury Chile Holdco LLC 144A 6.50%, 01/24/27	500		413,275
MGM China Holdings Ltd. 144A
5.25%, 06/18/25 †	750		597,622
5.38%, 05/15/24 †	1,125		970,538
5.88%, 05/15/26 †	1,075		827,196
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	1,100		766,260
Sasol Financing USA LLC
4.38%, 09/18/26	975		856,113
5.50%, 03/18/31 †	1,300		976,860
SierraCol Energy Andina LLC 144A 6.00%, 06/15/28	900		604,683
Stillwater Mining Co. 144A
4.00%, 11/16/26	925		763,606
4.50%, 11/16/29	850		625,940
Wynn Macau Ltd. 144A
4.88%, 10/01/24 †	850		663,604
5.12%, 12/15/29	1,450		880,715
5.50%, 01/15/26 †	1,400		973,000
5.50%, 10/01/27	1,225		792,679
	Par (000’s	)	Value
United States (continued)
5.62%, 08/26/28	$1,925		$1,179,544
			16,438,767
Uruguay: 0.1%
Arcos Dorados BV 144A 6.12%, 05/27/29	550		506,787
Uzbekistan: 0.5%
Ipoteka-Bank ATIB Reg S 5.50%, 11/19/25	400		344,880
Uzauto Motors AJ 144A 4.85%, 05/04/26	350		259,000
Uzbek Industrial and Construction Bank ATB Reg S 5.75%, 12/02/24	450		400,282
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	1,000		757,675
			1,761,837
Zambia: 1.7%
First Quantum Minerals Ltd. 144A
6.50%, 03/01/24	1,225		1,203,952
6.88%, 03/01/26	1,425		1,340,811
6.88%, 10/15/27	2,200		2,049,712
7.50%, 04/01/25	2,000		1,942,420
			6,536,895
Total Corporate Bonds (Cost: $470,121,292)			358,249,729

GOVERNMENT OBLIGATIONS: 2.0%
Argentina: 0.9%
Ciudad Autonoma De Buenos Aires 144A 7.50%, 06/01/27	1,275		1,104,686
Provincia de Cordoba 144A
6.88%, 02/01/29	682		390,812
6.99%, 06/01/27 (s)	757		469,616
Provincia de Mendoza 144A 4.25%, 03/19/29 (s)	850		586,500
Provincia de Neuquen 144A 6.62%, 04/27/30 (s)	525		304,500
Provincia del Chubut 144A 7.75%, 07/26/30 (s)	702		528,652
Provincia del Chubut Reg S 7.75%, 07/26/30 (s)	175		132,163
			3,516,929
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	650		203,398
Turkey: 0.9%
Istanbul Metropolitan Municipality 144A
6.38%, 12/09/25	900		742,849
10.75%, 04/12/27	350		313,845
Turkiye Ihracat Kredi Bankasi AS 144A

See Notes to Financial Statements

21

VANECK EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Turkey (continued)
5.75%, 07/06/26	$1,025		$862,794
6.12%, 05/03/24	650		610,897
8.25%, 01/24/24	825		813,841
			3,344,226
Ukraine: 0.0%
State Agency of Roads of Ukraine 144A 6.25%, 06/24/30	1,000		150,716
Uzbekistan: 0.1%
National Bank of Uzbekistan Reg S 4.85%, 10/21/25	600		527,250

Total Government Obligations (Cost: $10,174,907)			7,742,519
Total Investments Before Collateral for Securities Loaned: 96.0% (Cost: $480,296,199)			365,992,248
Number of Shares		Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.7%
Money Market Fund: 3.7% (Cost: $14,202,551)
State Street Navigator Securities Lending Government Money Market Portfolio	14,202,551	$14,202,551
Total Investments: 99.7% (Cost: $494,498,750)		380,194,799
Other assets less liabilities: 0.3%		1,160,401
NET ASSETS: 100.0%		$381,355,200

Definitions:

LIBOR	London Interbank Offered Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $14,635,653.
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
(o)	Perpetual Maturity — the date shown is the next call date
*	Non-income producing
(d)	Security in default
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $249,075,819, or 65.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	10.2%	$37,250,897
Consumer Cyclicals	3.9	14,185,941
Consumer Non-Cyclicals	4.0	14,676,061
Energy	19.3	70,588,944
Financials	35.1	128,353,063
Government Activity	1.3	4,724,339
Healthcare	3.5	12,750,124
Industrials	8.9	32,810,834
Institutions, Associations & Organizations	0.1	402,471
Real Estate	1.9	7,016,371
Technology	3.5	12,825,756
Utilities	8.3	30,407,447
	100.0%	$365,992,248

See Notes to Financial Statements

22

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$358,249,729	$—	$358,249,729
Government Obligations *	—	7,742,519	—	7,742,519
Money Market Fund	14,202,551	—	—	14,202,551
Total Investments	$14,202,551	$365,992,248	$—	$380,194,799

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

23

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 98.0%
Australia: 1.6%
Buckeye Partners LP
3.95%, 12/01/26	$16,686		$14,680,593
4.12%, 12/01/27	11,128		9,682,084
4.35%, 10/15/24	8,345		7,957,371
5.60%, 10/15/44	8,358		6,196,830
5.85%, 11/15/43	11,102		8,345,948
			46,862,826
Canada: 1.8%
Bombardier, Inc. 144A 7.45%, 05/01/34	14,241		13,383,692
Methanex Corp.
4.25%, 12/01/24	8,339		8,081,033
5.25%, 12/15/29 †	19,489		16,715,640
5.65%, 12/01/44	8,359		5,788,607
TransAlta Corp. 6.50%, 03/15/40	8,954		7,716,977
			51,685,949
Finland: 0.4%
Nokia Oyj 6.62%, 05/15/39	14,080		12,863,488
France: 1.2%
Electricite de France SA 144A 5.62% (USD Swap Semi 30/360 10 Year+3.04%), 01/22/24 (o)	41,712		36,742,849
Germany: 1.0%
Dresdner Funding Trust I 144A 8.15%, 06/30/31	27,828		28,558,485
Ireland: 2.1%
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	19,490		18,609,734
4.38%, 03/15/26	19,489		18,307,869
4.40%, 06/15/30	20,848		17,469,999
4.90%, 12/15/44	8,454		5,565,848
			59,953,450
Italy: 4.8%
Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	55,605		52,512,321
Telecom Italia Capital SA
6.00%, 09/30/34	27,805		20,358,265
6.38%, 11/15/33	27,760		21,370,342
7.20%, 07/18/36	27,823		21,736,301
7.72%, 06/04/38	27,778		22,151,150
			138,128,379
United Kingdom: 3.6%
Marks & Spencer Plc 144A 7.12%, 12/01/37	8,342		7,316,376
Rolls-Royce Plc 144A 3.62%, 10/14/25	27,803		24,597,311
Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o)	20,895		19,877,943
Vodafone Group Plc
	Par (000’s	)	Value
United Kingdom (continued)
7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	$55,445		$52,796,393
			104,588,023
United States: 81.5%
Apache Corp.
4.25%, 01/15/30 †	16,118		14,375,879
4.38%, 10/15/28	9,046		8,095,908
4.75%, 04/15/43 †	11,888		8,931,217
5.10%, 09/01/40	37,040		30,076,110
5.25%, 02/01/42	11,137		8,978,705
5.35%, 07/01/49	10,777		8,331,532
6.00%, 01/15/37	12,354		11,134,413
Bath & Body Works, Inc. 6.95%, 03/01/33 †	9,692		7,993,962
Bed Bath & Beyond, Inc.
3.75%, 08/01/24	7,633		1,590,565
5.17%, 08/01/44	18,050		1,900,575
Brightsphere Investment Group, Inc. 4.80%, 07/27/26	8,316		7,469,348
Brinker International, Inc. 144A 5.00%, 10/01/24	10,369		10,072,538
Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	9,823		9,942,841
Delta Air Lines, Inc.
2.90%, 10/28/24	25,028		23,693,257
3.75%, 10/28/29 †	13,172		10,865,059
4.38%, 04/19/28 †	11,407		10,191,527
Diversified Healthcare Trust
4.75%, 05/01/24	7,084		6,079,666
4.75%, 02/15/28	14,046		9,633,800
DPL, Inc. 4.35%, 04/15/29	11,809		10,113,405
Embarq Corp. 8.00%, 06/01/36	38,623		15,634,977
EnLink Midstream Partners LP
4.15%, 06/01/25	11,723		11,061,706
5.05%, 04/01/45	12,501		9,094,477
5.45%, 06/01/47	13,898		10,578,393
5.60%, 04/01/44	9,732		7,599,994
EQM Midstream Partners LP
4.00%, 08/01/24	8,366		7,934,398
4.12%, 12/01/26	13,925		12,325,138
5.50%, 07/15/28	23,658		21,185,266
6.50%, 07/15/48	15,300		11,803,491
FirstEnergy Corp.
1.60%, 01/15/26	8,362		7,292,717
2.05%, 03/01/25	8,358		7,723,055
2.25%, 09/01/30	12,533		9,664,259
2.65%, 03/01/30	16,690		13,529,832
3.40%, 03/01/50	23,672		14,759,374
4.40%, 07/15/27	41,719		39,247,984
5.35%, 07/15/47	16,874		13,959,354
7.38%, 11/15/31	21,087		23,506,733
Fluor Corp.

See Notes to Financial Statements

24

	Par (000’s	)	Value
United States (continued)
3.50%, 12/15/24 †	$10,629		$10,119,127
4.25%, 09/15/28 †	16,722		14,613,774
Ford Holdings LLC 9.30%, 03/01/30	4,956		5,567,050
Ford Motor Co.
4.35%, 12/08/26 †	25,319		23,595,536
4.75%, 01/15/43	33,779		23,583,653
5.29%, 12/08/46	21,904		16,267,882
6.62%, 10/01/28	7,561		7,468,680
7.40%, 11/01/46	6,746		6,220,993
7.45%, 07/16/31 †	18,043		18,128,253
Ford Motor Credit Co. LLC
3.66%, 09/08/24	12,671		12,029,594
3.81%, 01/09/24	12,666		12,247,933
3.81%, 11/02/27	12,653		10,897,796
4.06%, 11/01/24 †	25,321		24,336,520
4.13%, 08/04/25	23,624		22,019,458
4.27%, 01/09/27	15,202		13,760,774
4.39%, 01/08/26	20,259		18,742,293
4.54%, 08/01/26	12,661		11,682,051
4.69%, 06/09/25	10,142		9,631,908
5.11%, 05/03/29 †	25,092		22,476,034
5.58%, 03/18/24	25,319		24,972,070
Frontier Florida LLC 6.86%, 02/01/28 †	8,693		8,103,506
Genting New York LLC / GENNY Capital, Inc. 144A 3.30%, 02/15/26	14,680		12,880,149
Genworth Holdings, Inc. 6.50%, 06/15/34	8,333		6,928,598
Global Marine, Inc. 7.00%, 06/01/28	7,231		4,663,995
HB Fuller Co. 4.00%, 02/15/27	8,315		7,620,157
Hexcel Corp.
4.20%, 02/15/27	11,233		10,240,736
4.95%, 08/15/25	8,451		8,107,467
Hillenbrand, Inc. 5.00%, 09/15/26	10,662		10,085,046
Howmet Aerospace, Inc.
5.90%, 02/01/27	17,402		17,128,615
5.95%, 02/01/37	17,384		15,963,180
6.75%, 01/15/28	8,376		8,373,822
Las Vegas Sands Corp.
2.90%, 06/25/25	13,903		12,599,713
3.20%, 08/08/24	48,657		46,351,278
3.50%, 08/18/26	27,814		24,315,928
3.90%, 08/08/29	20,860		16,881,030
Lumen Technologies, Inc.
6.88%, 01/15/28	9,324		7,892,952
7.60%, 09/15/39 †	13,891		9,327,581
Macy’s Retail Holdings LLC
4.30%, 02/15/43	6,957		4,084,472
4.50%, 12/15/34 †	10,201		6,997,202
5.12%, 01/15/42	6,956		4,427,543
Mattel, Inc.
5.45%, 11/01/41	8,411		6,553,281
6.20%, 10/01/40	7,020		5,991,149
	Par (000’s	)	Value
United States (continued)
Murphy Oil Corp.
6.12%, 12/01/42	$9,452		$7,467,921
7.05%, 05/01/29	6,944		6,873,537
Navient Corp. 5.62%, 08/01/33 †	16,869		11,926,383
Newell Brands, Inc.
4.45%, 04/01/26	55,217		51,467,490
5.62%, 04/01/36	11,711		9,745,777
5.75%, 04/01/46	18,531		14,300,187
Nordstrom, Inc.
2.30%, 04/08/24	6,955		6,536,100
4.00%, 03/15/27 †	9,726		8,258,568
4.25%, 08/01/31 †	11,842		8,614,759
4.38%, 04/01/30	13,937		10,718,738
5.00%, 01/15/44 †	26,829		17,036,683
6.95%, 03/15/28 †	8,365		7,779,910
Occidental Petroleum Corp.
0.00%, 10/10/36 ^	24,148		12,541,867
2.90%, 08/15/24	17,629		17,001,936
3.40%, 04/15/26	7,833		7,414,013
3.50%, 08/15/29 †	7,948		7,224,454
4.10%, 02/15/47	3,995		3,171,504
4.20%, 03/15/48	8,142		6,475,145
4.30%, 08/15/39	5,407		4,457,396
4.40%, 04/15/46	11,413		9,309,960
4.40%, 08/15/49	7,700		6,232,046
4.62%, 06/15/45	8,237		6,768,639
5.55%, 03/15/26	23,581		23,968,082
6.20%, 03/15/40	20,103		19,384,921
6.45%, 09/15/36	46,546		46,247,640
6.60%, 03/15/46	29,477		29,079,060
6.95%, 07/01/24	13,133		13,474,524
7.50%, 05/01/31	23,591		25,415,410
7.88%, 09/15/31 †	13,235		14,421,055
7.95%, 06/15/39	8,926		9,671,619
Oceaneering International, Inc.
4.65%, 11/15/24	11,123		10,660,672
6.00%, 02/01/28	8,326		7,441,321
Ohio National Financial Services, Inc. 144A
6.05%, 01/24/30	11,855		10,704,682
6.62%, 05/01/31	6,975		6,569,752
Pacific Western Bank 3.25% (Term SOFR USD 3 Month+2.52%), 05/01/31	11,395		10,270,495
Pactiv LLC 7.95%, 12/15/25	7,850		7,320,367
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 †	14,226		12,572,911
5.15%, 11/15/29	9,771		8,636,888
ProAssurance Corp. 5.30%, 11/15/23	7,611		7,533,695
Qwest Corp. 7.25%, 09/15/25	6,935		7,011,805
Resorts World Las Vegas LLC / RWLV Capital, Inc. Reg S 4.62%, 04/16/29	27,915		20,010,791

See Notes to Financial Statements

25

VANECK FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
4.62%, 04/06/31	$9,900		$6,717,290
Rockies Express Pipeline LLC 144A
3.60%, 05/15/25	11,137		10,372,723
4.80%, 05/15/30	9,749		8,251,505
4.95%, 07/15/29	15,301		13,444,791
6.88%, 04/15/40	13,915		11,381,156
7.50%, 07/15/38	6,961		6,085,445
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 †	13,913		10,107,168
7.50%, 10/15/27 †	8,328		6,915,612
Royal Caribbean Cruises Ltd. 144A 11.50%, 06/01/25 †	38,707		41,734,662
Safeway, Inc. 7.25%, 02/01/31	7,348		7,114,628
Seagate HDD Cayman
4.09%, 06/01/29	13,916		11,165,294
4.12%, 01/15/31	13,918		10,486,378
4.75%, 01/01/25	13,329		12,883,145
4.88%, 03/01/24	13,898		13,566,555
4.88%, 06/01/27	14,062		13,022,888
5.75%, 12/01/34 †	13,631		11,104,256
Sealed Air Corp. 144A 6.88%, 07/15/33	13,043		12,509,280
Service Properties Trust
3.95%, 01/15/28 †	11,163		8,221,103
4.35%, 10/01/24	22,950		21,104,820
4.38%, 02/15/30 †	11,120		7,938,679
4.50%, 03/15/25	9,753		8,644,035
4.65%, 03/15/24	9,749		9,197,332
4.75%, 10/01/26	12,515		10,190,495
4.95%, 02/15/27	11,142		9,036,496
4.95%, 10/01/29 †	11,829		8,597,407
5.25%, 02/15/26	9,761		8,457,565
Southeast Supply Header LLC 144A 4.25%, 06/15/24	11,273		10,199,472
Southwestern Energy Co. 5.70%, 01/23/25	11,371		11,187,155
Spirit AeroSystems, Inc.
3.85%, 06/15/26	8,437		7,605,829
4.60%, 06/15/28 †	19,535		14,027,400
Sprint Capital Corp.
6.88%, 11/15/28	68,780		71,083,442
8.75%, 03/15/32	55,478		65,189,146
Steelcase, Inc. 5.12%, 01/18/29	12,656		11,095,768
Tenet Healthcare Corp. 6.88%, 11/15/31	10,715		9,109,357
Toledo Hospital/The
4.98%, 11/15/45	7,600		4,668,300
5.33%, 11/15/28	8,928		5,932,924
6.01%, 11/15/48	11,138		7,406,770
Topaz Solar Farms LLC 144A
	Par (000’s	)	Value
United States (continued)
5.75%, 09/30/39	$16,061		$15,296,404
Transocean, Inc.
6.80%, 03/15/38	16,953		10,337,939
7.50%, 04/15/31	11,000		7,193,010
Travel + Leisure Co.
5.65%, 04/01/24	8,349		8,222,901
6.00%, 04/01/27	11,148		10,423,380
6.60%, 10/01/25	9,761		9,553,823
Trinity Industries, Inc. 4.55%, 10/01/24	11,825		11,228,310
Under Armour, Inc. 3.25%, 06/15/26	17,418		15,071,882
United States Cellular Corp. 6.70%, 12/15/33	15,236		14,530,802
United States Steel Corp. 6.65%, 06/01/37 †	7,625		6,371,495
Western Midstream Operating LP
3.35%, 02/01/25	20,331		19,368,632
3.95%, 06/01/25	11,117		10,555,647
4.30%, 02/01/30	33,378		29,423,541
4.50%, 03/01/28	11,149		10,244,482
4.65%, 07/01/26	13,206		12,531,437
4.75%, 08/15/28	11,141		10,298,128
5.30%, 03/01/48	19,484		15,776,000
5.45%, 04/01/44	16,685		13,580,560
5.50%, 08/15/48	9,740		7,893,536
5.50%, 02/01/50	27,821		21,719,732
Xerox Corp.
3.80%, 05/15/24	8,351		7,969,067
4.80%, 03/01/35	6,989		4,328,121
6.75%, 12/15/39	9,752		7,201,576
XPO CNW, Inc. 6.70%, 05/01/34	9,052		8,114,168
Yum! Brands, Inc.
3.88%, 11/01/23	9,048		8,901,694
5.35%, 11/01/43	7,686		6,120,861
6.88%, 11/15/37	9,071		8,901,236
			2,358,883,572
Total Corporate Bonds (Cost: $3,434,071,564)			2,838,267,021

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.0%
Money Market Fund: 4.0% (Cost: $114,938,185)
State Street Navigator Securities Lending Government Money Market Portfolio	114,938,185		114,938,185
Total Investments: 102.0% (Cost: $3,549,009,749)			2,953,205,206
Liabilities in excess of other assets: (2.0)%			(58,227,857)
NET ASSETS: 100.0%			$2,894,977,349

See Notes to Financial Statements

26

Definitions:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $117,144,100.
(o)	Perpetual Maturity — the date shown is the next call date
^	Zero Coupon Bond

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $352,491,536, or 12.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.6%	$74,349,420
Communications	0.3	8,103,506
Consumer Cyclicals	19.4	550,610,943
Consumer Non-Cyclicals	0.5	14,431,004
Energy	27.8	788,790,862
Financials	5.7	162,351,701
Healthcare	3.1	87,070,801
Industrials	15.0	427,526,923
Real Estate	3.8	107,101,399
Technology	15.3	433,673,924
Utilities	6.5	184,256,538
	100.0%	$2,838,267,021

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$2,838,267,021	$—	$2,838,267,021
Money Market Fund	114,938,185	—	—	114,938,185
Total Investments	$114,938,185	$2,838,267,021	$—	$2,953,205,206

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

27

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 86.2%
Argentina: 0.1%
Genneia SA 144A 8.75%, 09/02/27	$100		$92,889
Australia: 1.3%
Bank of China Ltd. Reg S 0.75%, 09/29/24	200		185,305
FMG Resources August 2006 Pty Ltd. 144A 6.12%, 04/15/32	200		175,877
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen 144A 5.88% (US Treasury Yield Curve Rate T 5 Year+3.98%), 05/23/42	450		430,289
National Australia Bank Ltd. 3.62%, 06/20/23	225		223,541
			1,015,012
Bermuda: 0.2%
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	200		168,784
Brazil: 1.7%
Banco BTG Pactual SA 144A 2.75%, 01/11/26	150		131,456
Fibria Overseas Finance Ltd. 5.50%, 01/17/27	375		361,554
FS Luxembourg Sarl 144A 10.00%, 12/15/25	200		204,467
Klabin Austria GmbH 144A 7.00%, 04/03/49	150		133,529
Klabin Finance SA 144A 4.88%, 09/19/27	240		226,845
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	200		179,000
Suzano Austria GmbH 144A 5.75%, 07/14/26	50		49,169
			1,286,020
British Virgin Islands: 0.6%
Amipeace Ltd. Reg S 1.75%, 11/09/26	300		266,383
Beijing Capital Polaris Investment Co. Ltd. Reg S 2.80%, 03/18/23	200		197,465
			463,848
Canada: 1.4%
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	100		81,225
Bank of Nova Scotia 2.38%, 01/18/23	225		223,943
Brookfield Finance, Inc. 2.72%, 04/15/31	250		193,737
Canadian Imperial Bank of Commerce
	Par (000’s	)	Value
Canada (continued)
0.95%, 10/23/25	$250		$219,318
Liberty Utilities Finance GP 1 144A 2.05%, 09/15/30	300		222,381
Tucson Electric Power Co. 1.50%, 08/01/30	150		111,714
			1,052,318
Cayman Islands: 0.4%
Hongkong Land Finance Cayman Islands Co. Ltd. Reg S 2.25%, 07/15/31	200		154,261
Saudi Electricity Global Sukuk Co. 5 Reg S 1.74%, 09/17/25	200		180,375
			334,636
Chile: 1.4%
Colbun SA 144A 3.15%, 01/19/32	300		231,674
Interchile SA 144A 4.50%, 06/30/56	500		363,174
Inversiones CMPC SA 144A 4.38%, 04/04/27 †	250		231,450
Inversiones Latin America Power Ltda. Reg S 5.12%, 06/15/33	196		95,559
Sociedad Quimica y Minera de Chile SA 144A 3.50%, 09/10/51 †	300		192,636
			1,114,493
China: 5.2%
Bank of China Ltd. Reg S 0.95%, 09/21/23	450		435,082
3.97% (ICE LIBOR USD 3 Month+0.83%), 06/07/23	200		200,195
China Construction Bank Corp. Reg S
1.00%, 08/04/23	200		194,480
1.25%, 08/04/25	200		181,919
China Merchants Bank Co. Ltd. Reg S 1.20%, 09/10/25	400		358,118
ICBCIL Finance Co. Ltd. Reg S 4.03% (ICE LIBOR USD 3 Month+1.05%), 11/20/24	200		198,887
Industrial & Commercial Bank of China Ltd. Reg S 4.10% (ICE LIBOR USD 3 Month+0.83%), 06/14/23	200		200,214
4.26% (ICE LIBOR USD 3 Month+0.78%), 09/16/24	800		800,595
5.19% (ICE LIBOR USD 3 Month+0.83%), 04/25/24	400		400,883
Industrial Bank Co. Ltd. Reg S 1.12%, 11/06/23	200		192,596

See Notes to Financial Statements

28

	Par (000’s	)	Value
China (continued)
Jiangxi Provincial Water Conservancy Investment Group China Ltd. Reg S 3.40%, 12/05/22	$200		$199,550
Lenovo Group Ltd. 144A 6.54%, 07/27/32	400		333,649
Rongshi International Finance Ltd. Reg S 3.25%, 05/21/24	200		194,977
Wuhan Metro Group Co. Ltd. Reg S 2.96%, 09/24/24	200		190,897
			4,082,042
Colombia: 0.3%
Consorcio Transmantaro SA 144A 4.70%, 04/16/34	300		262,858
Dominican Republic: 0.1%
UEP Penonome II SA 144A 6.50%, 10/01/38	92		69,246
France: 0.9%
BNP Paribas SA 144A 1.68% (United States Secured Overnight Financing Rate+0.91%), 06/30/27	300		251,572
Electricite de France SA 144A 3.62%, 10/13/25	450		425,127
			676,699
Georgia: 0.1%
Georgian Railway JSC 144A 4.00%, 06/17/28	100		76,258
Germany: 2.7%
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	950		728,104
1.00%, 10/01/26	600		525,096
1.75%, 09/14/29	800		681,144
Landesbank Baden- Wuerttemberg Reg S 2.00%, 02/24/25	188		175,312
			2,109,656
Hong Kong: 2.5%
Agricultural Bank of China Ltd. Reg S 2.00%, 03/01/25	300		281,205
ICBCIL Finance Co. Ltd. Reg S 2.25%, 11/02/26	200		176,993
Industrial & Commercial Bank of China Ltd. Reg S 1.62%, 10/28/26	300		266,568
Industrial Bank Co. Ltd. Reg S
0.88%, 06/10/24	200		187,650
3.25%, 05/18/25	200		192,076
Link Finance Cayman 2009 Ltd. Reg S
	Par (000’s	)	Value
Hong Kong (continued)
2.88%, 07/21/26	$200		$185,550
MTR Corp. CI Ltd. Reg S 2.50%, 11/02/26	400		366,708
MTR Corp. Ltd. Reg S 1.62%, 08/19/30	200		155,949
Yanlord Land HK Co. Ltd. Reg S 5.12%, 05/20/26	200		101,000
			1,913,699
India: 2.6%
Adani Green Energy Ltd. 144A 4.38%, 09/08/24	250		188,750
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Reg S 6.25%, 12/10/24	200		181,930
Adani Renewable Energy RJ Ltd./ Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharash 144A 4.62%, 10/15/39	181		116,042
India Green Energy Holdings 144A 5.38%, 04/29/24	150		140,120
Indian Railway Finance Corp. Ltd. 144A 3.57%, 01/21/32	200		156,529
Indian Railway Finance Corp. Ltd. Reg S 3.83%, 12/13/27	200		178,749
JSW Hydro Energy Ltd. 144A 4.12%, 05/18/31	322		248,440
Power Finance Corp. Ltd. Reg S 3.75%, 12/06/27	200		175,523
REC Ltd. Reg S 3.88%, 07/07/27	200		178,025
ReNew Power Pvt Ltd. 144A 5.88%, 03/05/27	150		134,926
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries 144A 4.50%, 07/14/28 †	200		148,112
State Bank of India/London Reg S 4.50%, 09/28/23	200		198,179
			2,045,325
Indonesia: 0.4%
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak 144A 4.85%, 10/14/38	400		298,351

See Notes to Financial Statements

29

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Ireland: 0.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc 144A 6.00%, 06/15/27	$200		$192,222
Bank of Ireland Group Plc 144A 6.25% (US Treasury Yield Curve Rate T 1 Year+2.65%), 09/16/26	250		241,317
			433,539
Japan: 4.0%
Central Nippon Expressway Co. Ltd. Reg S 0.89%, 12/10/25	200		174,610
Honda Motor Co. Ltd.
2.27%, 03/10/25	300		281,618
2.97%, 03/10/32 †	600		497,203
Marubeni Corp. Reg S 1.58%, 09/17/26	200		170,835
Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	250		243,702
Norinchukin Bank 144A
1.28%, 09/22/26	200		170,090
2.08%, 09/22/31	150		111,162
NTT Finance Corp. 144A
4.24%, 07/25/25	200		194,810
4.37%, 07/27/27	200		192,000
Renesas Electronics Corp. 144A 1.54%, 11/26/24	300		272,577
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/24	250		235,635
2.47%, 01/14/29	200		162,331
Sumitomo Mitsui Trust Bank Ltd. 144A 1.55%, 03/25/26	175		153,536
Toyota Motor Credit Corp. 2.15%, 02/13/30	300		245,526
			3,105,635
Luxembourg: 0.8%
Bank of China Ltd. Reg S 1.40%, 04/28/26	200		178,973
European Investment Bank 1.62%, 05/13/31	500		411,004
			589,977
Macao: 0.3%
China Construction Bank Corp. Reg S 3.48% (United States Secured Overnight Financing Rate Compound Index+0.50%), 12/21/24	200		198,760
Mauritius: 0.7%
Azure Power Energy Ltd. 144A
	Par (000’s	)	Value
Mauritius (continued)
3.58%, 08/19/26	$186		$135,388
Greenko Wind Projects Mauritius Ltd. 144A 5.50%, 04/06/25	200		171,269
India Cleantech Energy 144A 4.70%, 08/10/26	142		108,668
India Green Power Holdings 144A 4.00%, 02/22/27	200		151,010
			566,335
Mexico: 0.2%
Coca-Cola Femsa SAB de CV 1.85%, 09/01/32	250		181,815
Netherlands: 3.5%
ABN AMRO Bank NV 144A 2.47% (US Treasury Yield Curve Rate T 1 Year+1.10%), 12/13/29	350		272,309
Cooperatieve Rabobank UA 144A 1.00% (US Treasury Yield Curve Rate T 1 Year+0.73%), 09/24/26 †	350		302,341
1.11% (US Treasury Yield Curve Rate T 1 Year+0.55%), 02/24/27	400		338,773
Greenko Dutch BV 144A 3.85%, 03/29/26	478		374,837
ING Groep NV 144A 1.40% (US Treasury Yield Curve Rate T 1 Year+1.10%), 07/01/26 †	450		394,507
4.62%, 01/06/26	300		285,661
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/31	550		414,271
3.40%, 05/01/30	200		166,220
5.00%, 01/15/33	200		179,679
			2,728,598
Philippines: 0.2%
Bank of the Philippine Islands Reg S 2.50%, 09/10/24	200		188,055
Portugal: 0.4%
EDP Finance BV 144A 1.71%, 01/24/28	400		315,936
Qatar: 0.2%
QNB Finance Ltd. Reg S 1.62%, 09/22/25	200		179,050
Saudi Arabia: 0.6%
Arab Petroleum Investments Corp. 144A 1.48%, 10/06/26	250		220,275
Saudi Electricity Global Sukuk Co. 5 Reg S 2.41%, 09/17/30	300		242,062
			462,337

See Notes to Financial Statements

30

	Par (000’s	)	Value
Singapore: 1.4%
Continuum Energy Levanter Pte Ltd. 144A 4.50%, 02/09/27	$194		$153,922
Greenko Investment Co. 144A 4.88%, 08/16/23	200		191,680
Greenko Solar Mauritius Ltd. 144A 5.95%, 07/29/26	200		162,000
Industrial & Commercial Bank of China Ltd. Reg S 1.00%, 10/28/24	450		418,129
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	203		180,113
			1,105,844
South Africa: 0.2%
Bank of China Ltd. Reg S 1.88%, 02/16/25	200		186,941
South Korea: 3.0%
Hyundai Capital Services, Inc. 144A 1.25%, 02/08/26	300		258,404
Kia Corp. 144A
1.75%, 10/16/26	400		340,048
2.38%, 02/14/25	200		184,249
Korea Electric Power Corp. 144A
2.50%, 06/24/24	350		335,348
3.62%, 06/14/25	200		191,084
5.38%, 04/06/26	200		198,220
Korea Water Resources Corp. Reg S 3.88%, 05/15/23	200		198,869
LG Chem Ltd. 144A
1.38%, 07/07/26	200		171,908
2.38%, 07/07/31	225		171,498
3.25%, 10/15/24	250		239,244
3.62%, 04/15/29	50		44,445
			2,333,317
Spain: 0.9%
Avangrid, Inc.
3.20%, 04/15/25	531		499,455
3.80%, 06/01/29	250		219,332
			718,787
Supranational: 6.6%
Asian Development Bank
1.75%, 08/14/26	275		248,729
2.12%, 03/19/25	150		141,886
2.38%, 08/10/27	150		137,104
3.12%, 09/26/28	250		233,445
Central American Bank for Economic Integration Reg S 3.76% (ICE LIBOR USD 3 Month+0.85%), 11/15/24	200		199,539
	Par (000’s	)	Value
Supranational (continued)
European Bank for Reconstruction & Development
1.50%, 02/13/25	$300		$280,342
1.62%, 09/27/24	500		473,007
European Investment Bank
0.75%, 09/23/30 †	600		460,936
1.62%, 10/09/29 †	380		320,877
2.12%, 04/13/26 †	300		277,702
2.38%, 05/24/27 †	500		459,753
2.50%, 10/15/24 †	450		433,038
European Investment Bank 144A 2.88%, 06/13/25	750		720,524
International Bank for Reconstruction & Development
2.12%, 03/03/25	430		407,288
3.12%, 11/20/25	75		72,023
International Finance Corp. 2.12%, 04/07/26	344		318,150
			5,184,343
Sweden: 0.4%
Swedbank AB 144A 1.54%, 11/16/26	350		301,350
Turkey: 0.2%
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	200		150,060
United Arab Emirates: 0.7%
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30	200		176,272
4.64%, 05/14/29	200		182,950
Sweihan PV Power Co. PJSC 144A 3.62%, 01/31/49	199		152,060
			511,282
United Kingdom: 2.1%
Atlantica Sustainable Infrastructure Plc 144A 4.12%, 06/15/28	200		169,792
Brookfield Finance I UK Plc 2.34%, 01/30/32	300		219,232
China Construction Bank Corp. Reg S 3.12%, 05/17/25	350		335,518
NatWest Group Plc 2.36% (US Treasury Yield Curve Rate T 1 Year+2.15%), 05/22/24	200		194,606
Niagara Mohawk Power Corp. 144A 1.96%, 06/27/30	300		227,760
Swire Properties MTN Financing Ltd. Reg S 3.50%, 01/10/28	200		183,900
Vmed O2 UK Financing I Plc 144A

See Notes to Financial Statements

31

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United Kingdom (continued)
4.75%, 07/15/31	$400		$323,992
			1,654,800
United States: 37.3%
AES Andes SA 144A 6.35% (US Treasury Yield Curve Rate T 5 Year+4.92%), 10/07/79	200		162,768
AES Corp.
1.38%, 01/15/26	350		302,509
2.45%, 01/15/31	305		230,335
Agricultural Bank of China Ltd. Reg S 1.25%, 01/19/26	200		179,399
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/32	350		252,477
2.95%, 03/15/34	250		188,424
3.80%, 04/15/26	100		94,766
Aligned Data Centers Issuer LLC 144A 1.94%, 08/15/46	388		326,304
Amgen, Inc. 3.00%, 02/22/29	200		174,780
Apple, Inc.
2.85%, 02/23/23 †	125		124,369
3.00%, 06/20/27	800		745,426
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance Plc 144A 3.25%, 09/01/28	250		205,622
4.00%, 09/01/29	275		209,322
Arizona Public Service Co. 2.65%, 09/15/50	200		109,111
AvalonBay Communities, Inc.
1.90%, 12/01/28	100		81,576
2.05%, 01/15/32 †	250		190,207
Boston Properties LP
2.45%, 10/01/33 †	400		276,306
3.40%, 06/21/29	225		186,246
4.50%, 12/01/28	400		360,225
Citigroup, Inc. 1.68% (United States Secured Overnight Financing Rate+1.67%), 05/15/24	550		538,076
Clearway Energy Operating LLC 144A
3.75%, 02/15/31	400		334,966
4.75%, 03/15/28	275		254,794
Dana, Inc. 4.25%, 09/01/30	200		160,480
Deutsche Bank AG 1.69%, 03/19/26	300		257,607
Dominion Energy, Inc. 2.25%, 08/15/31 †	350		270,618
DTE Electric Co. 1.90%, 04/01/28	150		126,212
	Par (000’s	)	Value
United States (continued)
3.25%, 04/01/51	$200		$134,516
3.95%, 03/01/49	290		223,150
Duke Energy Carolinas LLC 3.95%, 11/15/28	350		326,347
Duke Energy Progress LLC 3.45%, 03/15/29 †	300		269,309
Equinix, Inc.
1.00%, 09/15/25	300		263,315
1.55%, 03/15/28	100		79,832
2.50%, 05/15/31 †	550		419,513
3.90%, 04/15/32	350		294,986
ERP Operating LP 4.15%, 12/01/28	200		182,200
Evergy Kansas Central, Inc. 2.55%, 07/01/26	200		182,234
Fannie Mae-Aces
1.44%, 10/25/29	500		404,733
2.44%, 10/25/29	37		31,935
2.52%, 08/25/29	593		517,902
2.54%, 07/25/24	163		156,477
2.85%, 02/25/27	255		235,461
2.91%, 01/25/28	397		364,346
2.94%, 06/25/29	9		8,211
3.04%, 03/25/28	214		196,679
3.06%, 09/25/27	257		238,900
3.07%, 02/25/30	342		308,237
3.16%, 11/25/27	13		12,512
3.16%, 03/25/28	449		412,612
3.41%, 06/25/28	318		294,759
3.67%, 09/25/28	509		477,978
3.74%, 09/25/30	97		90,178
Federal Realty Investment Trust 1.25%, 02/15/26	200		173,828
Fifth Third Bancorp 1.71% (United States Secured Overnight Financing Rate+0.69%), 11/01/27	200		170,395
Ford Motor Co.
3.25%, 02/12/32	1,000		752,525
6.10%, 08/19/32	450		412,594
Freddie Mac Multifamily Structured Pass Through Certificates
1.30%, 06/25/30	30		23,291
2.88%, 04/25/26	285		266,915
General Motors Co.
5.40%, 10/15/29	200		185,595
5.60%, 10/15/32	650		590,679
HAT Holdings I LLC / HAT Holdings II LLC 144A 6.00%, 04/15/25 †	250		238,675
Healthpeak Properties, Inc.
1.35%, 02/01/27 †	200		168,388
2.12%, 12/01/28	100		81,119
Host Hotels & Resorts LP 2.90%, 12/15/31	250		180,995

See Notes to Financial Statements

32

	Par (000’s	)	Value
United States (continued)
3.38%, 12/15/29	$100		$79,735
Interstate Power & Light Co.
3.50%, 09/30/49	150		102,599
4.10%, 09/26/28 †	250		234,445
Jabil, Inc. 4.25%, 05/15/27	200		185,622
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, 09/15/30	300		230,468
JPMorgan Chase & Co. 0.65% (Term SOFR USD 3 Month+0.60%), 09/16/24	325		310,320
0.77% (United States Secured Overnight Financing Rate+0.49%), 08/09/25	500		456,491
Kaiser Foundation Hospitals
2.81%, 06/01/41	600		402,516
3.15%, 05/01/27	80		73,517
Kilroy Realty LP
2.50%, 11/15/32	50		34,764
2.65%, 11/15/33	150		101,811
4.75%, 12/15/28	250		224,795
Leeward Renewable Energy Operations LLC 144A 4.25%, 07/01/29	200		162,293
Massachusetts Institute of Technology 3.96%, 07/01/38	200		175,549
Metropolitan Life Global Funding I 144A 0.95%, 07/02/25	350		313,063
MidAmerican Energy Co.
2.70%, 08/01/52	200		120,050
3.10%, 05/01/27	225		207,433
3.15%, 04/15/50	200		130,913
3.65%, 04/15/29	150		137,003
3.65%, 08/01/48	400		289,451
3.95%, 08/01/47	275		209,689
4.25%, 07/15/49	275		220,309
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/28	575		475,189
Northern States Power Co.
2.60%, 06/01/51	250		149,226
2.90%, 03/01/50	250		159,206
3.20%, 04/01/52	200		133,079
NSTAR Electric Co. 3.25%, 05/15/29	225		200,137
Owens Corning 3.95%, 08/15/29	225		197,675
PacifiCorp 2.90%, 06/15/52	200		122,374
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 144A 4.50%, 08/15/28	250		225,421
	Par (000’s	)	Value
United States (continued)
PepsiCo, Inc.
2.88%, 10/15/49	$250		$169,833
3.90%, 07/18/32	500		463,528
Piedmont Operating Partnership LP 3.15%, 08/15/30	150		113,425
PNC Financial Services Group, Inc. 2.20%, 11/01/24	310		292,433
Prologis LP
1.25%, 10/15/30	375		274,832
1.75%, 02/01/31	200		151,141
2.88%, 11/15/29	75		62,847
Public Service Co. of Colorado
3.20%, 03/01/50	250		167,834
3.70%, 06/15/28	450		415,359
4.10%, 06/15/48	110		85,949
Public Service Co. of Oklahoma
2.20%, 08/15/31	300		231,782
3.15%, 08/15/51	150		92,684
Public Service Electric and Gas Co. 3.10%, 03/15/32 †	150		126,100
Regency Centers LP 3.75%, 06/15/24	125		120,911
Seattle Children’s Hospital 2.72%, 10/01/50	150		88,288
SK Battery America, Inc. Reg S
1.62%, 01/26/24	250		235,487
2.12%, 01/26/26	200		165,250
SLG Office Trust 2021-OVA 144A 2.59%, 07/15/41	600		468,182
Sonoco Products Co.
1.80%, 02/01/25	100		92,376
2.85%, 02/01/32	400		312,133
Southern Power Co. 4.15%, 12/01/25	500		486,429
Southwestern Public Service Co. 3.15%, 05/01/50	100		65,159
Sunnova Energy Corp. 144A 5.88%, 09/01/26 †	100		88,155
Toyota Auto Receivables Owner 0.26%, 11/17/25	204		194,286
UDR, Inc. 1.90%, 03/15/33	175		118,086
Union Electric Co. 2.62%, 03/15/51	275		160,302
Vena Energy Capital Pte Ltd. Reg S 3.13%, 02/26/25	200		183,410
Verizon Communications, Inc.

See Notes to Financial Statements

33

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
1.50%, 09/18/30	$300		$223,018
2.85%, 09/03/41	400		262,045
3.88%, 02/08/29	450		409,402
3.88%, 03/01/52	300		212,506
Vornado Realty LP 3.40%, 06/01/31	150		111,534
Welltower, Inc.
2.70%, 02/15/27	250		221,344
3.85%, 06/15/32	100		83,115
Wisconsin Electric Power Co. 4.75%, 09/30/32	250		238,025
Wisconsin Power and Light Co. 1.95%, 09/16/31	200		152,622
			29,119,201
Total Corporate Bonds (Cost: $79,370,136)			67,278,096

GOVERNMENT OBLIGATIONS: 12.6%
Brazil: 0.2%
Banco Nacional de Desenvolvimento Economico e Social Reg S 4.75%, 05/09/24	200		198,004
Canada: 0.4%
CDP Financial, Inc. Reg S 1.00%, 05/26/26	350		307,382
Chile: 1.3%
Chile Government International Bond
2.55%, 01/27/32	550		432,230
3.50%, 01/25/50	850		561,432
			993,662
Egypt: 0.3%
Egypt Government International Bond 144A 5.25%, 10/06/25	50		41,765
Egypt Government International Bond Reg S 5.25%, 10/06/25	200		167,059
			208,824
Hong Kong: 2.3%
Airport Authority Reg S 1.75%, 01/12/27	300		266,325
China Development Bank Reg S 0.62%, 09/09/24	200		185,413
Hong Kong Government International Bond 144A
0.62%, 02/02/26	400		354,833
1.38%, 02/02/31	400		315,705
2.38%, 02/02/51	200		118,674
2.50%, 05/28/24	250		241,881
Hong Kong Government International Bond Reg S 1.75%, 11/24/31	400		319,306
			1,802,137
	Par (000’s	)	Value
Indonesia: 1.9%
Perusahaan Penerbit SBSN Indonesia III 144A
2.30%, 06/23/25	$150		$139,513
3.55%, 06/09/51	275		187,372
3.75%, 03/01/23	650		649,085
3.90%, 08/20/24	250		246,496
4.70%, 06/06/32	300		280,862
			1,503,328
Japan: 0.5%
Japan Bank for International Cooperation 1.62%, 01/20/27	200		176,332
Japan Finance Organization for Municipalities 144A 1.50%, 01/27/25	200		185,532
			361,864
Netherlands: 1.2%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV Reg S 2.75%, 02/20/24	200		194,978
Nederlandse Waterschapsbank NV 144A
1.00%, 05/28/30	100		78,247
2.38%, 03/24/26	750		697,414
			970,639
Norway: 0.6%
Kommunalbanken AS 144A
0.50%, 10/21/24	200		184,471
2.12%, 02/11/25	325		307,683
			492,154
Pakistan: 0.1%
Pakistan Water & Power Development Authority Reg S 7.50%, 06/04/31	200		62,584
South Korea: 2.0%
Export-Import Bank of Korea 2.12%, 01/18/32	500		382,277
Export-Import Bank of Korea 144A 1.75%, 10/19/28	450		365,298
Korea Development Bank
0.40%, 06/19/24	200		185,876
0.75%, 01/25/25	200		181,645
Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	300		297,320
Korea South-East Power Co. Ltd. Reg S 2.12%, 02/03/25	200		186,559
			1,598,975
Sweden: 0.8%
Kommuninvest I Sverige AB 144A 0.38%, 06/19/24	350		326,348

See Notes to Financial Statements

34

	Par (000’s	)	Value
Sweden (continued)
1.62%, 04/24/23	$300		$295,652
			622,000
United States: 1.0%
City of San Francisco CA Public Utilities Commission Water Revenue
2.83%, 11/01/41	100		70,498
3.30%, 11/01/39	100		77,636
3.47%, 11/01/43	100		72,561
Commonwealth of Massachusetts 3.28%, 06/01/46	150		108,006
District of Columbia Water & Sewer Authority 4.81%, 10/01/14	170		137,580
Metropolitan Transportation Authority 5.17%, 11/15/49	150		126,056
Tennessee Valley Authority 1.50%, 09/15/31	200		153,412
			745,749
Total Government Obligations (Cost: $11,778,765)			9,867,302
	Number of Shares	Value
PREFERRED SECURITIES: 0.1% (Cost: $173,320)
Canada: 0.1%
Brookfield Finance, Inc. (USD) 4.62%, 10/16/80 †	7,000	$117,460

Total Investments Before Collateral for Securities Loaned: 98.9% (Cost: $91,322,221)		77,262,858

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.5%
Money Market Fund: 2.5% (Cost: $1,947,090)
State Street Navigator Securities Lending Government Money Market Portfolio	1,947,090	1,947,090
Total Investments: 101.4% (Cost: $93,269,311)		79,209,948
Liabilities in excess of other assets: (1.4)%		(1,125,127)
NET ASSETS: 100.0%		78,084,821

Definitions:

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $5,351,601.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $23,734,930, or 30.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Academic & Educational Services	0.2%	$175,549
Basic Materials	3.9	3,009,832
Consumer Cyclicals	5.0	3,861,069
Consumer Non-Cyclicals	1.1	815,176
Energy	1.3	1,011,669
Financials	38.7	29,879,677
Government Activity	7.5	5,815,521
Healthcare	1.0	739,101
Industrials	3.1	2,425,032
Mortgage Securities	5.6	4,367,429
Real Estate	7.8	6,055,541
Technology	5.1	3,915,595
Utilities	19.7	15,191,667
	100.0%	$77,262,858

See Notes to Financial Statements

35

VANECK GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$67,278,096	$—	$67,278,096
Government Obligations *	—	9,867,302	—	9,867,302
Preferred Securities *	117,460	—	—	117,460
Money Market Fund	1,947,090	—	—	1,947,090
Total Investments	$2,064,550	$77,145,398	$—	$79,209,948

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

36

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Par (000’s	)	Value
FLOATING RATE NOTES: 98.2%
Australia: 8.8%
ASB Bank Ltd. 144A 4.24% (ICE LIBOR USD 3 Month+0.97%), 06/14/23	$1,575		$1,577,033
Commonwealth Bank of Australia 144A 3.46% (United States Secured Overnight Financing Rate+0.40%), 07/07/25	22,892		22,523,899
3.49% (United States Secured Overnight Financing Rate+0.52%), 06/15/26	9,595		9,391,945
3.70% (United States Secured Overnight Financing Rate+0.74%), 03/14/25	12,450		12,382,899
Macquarie Bank Ltd. 144A 4.33% (United States Secured Overnight Financing Rate+1.31%), 03/21/25	9,600		9,599,929
Macquarie Group Ltd. 144A 4.06% (ICE LIBOR USD 3 Month+1.02%), 11/28/23	1,875		1,873,594
4.98% (ICE LIBOR USD 3 Month+1.35%), 03/27/24	2,805		2,801,338
National Australia Bank Ltd. 144A 3.44% (United States Secured Overnight Financing Rate+0.38%), 01/12/25	2,575		2,540,507
3.71% (United States Secured Overnight Financing Rate+0.65%), 01/12/27	9,600		9,413,521
3.78% (United States Secured Overnight Financing Rate+0.86%), 06/09/25	9,600		9,570,032
Westpac Banking Corp. 3.04% (United States Secured Overnight Financing Rate+0.30%), 11/18/24	3,825		3,767,195
3.63% (ICE LIBOR USD 3 Month+0.72%), 05/15/23	2,175		2,176,020
3.78% (ICE LIBOR USD 3 Month+0.77%), 02/26/24	1,450		1,452,404
3.80% (United States Secured Overnight Financing Rate+1.00%), 08/26/25	10,550		10,554,102
			99,624,418
Canada: 6.2%
Bank of Montreal
	Par (000’s	)	Value
Canada (continued)
3.24% (United States Secured Overnight Financing Rate Compound Index+0.27%), 09/15/23	$1,894		$1,884,474
3.26% (United States Secured Overnight Financing Rate Compound Index+0.35%), 12/08/23	1,750		1,738,297
3.38% (United States Secured Overnight Financing Rate Compound Index+0.32%), 07/09/24	2,810		2,763,252
3.62% (United States Secured Overnight Financing Rate Compound Index+0.71%), 03/08/24	2,550		2,533,858
Bank of Nova Scotia 3.23% (United States Secured Overnight Financing Rate+0.26%), 09/15/23	1,733		1,724,371
3.44% (United States Secured Overnight Financing Rate+0.38%), 07/31/24	3,300		3,258,031
3.50% (United States Secured Overnight Financing Rate Compound Index+0.45%), 04/15/24	3,311		3,278,723
3.52% (United States Secured Overnight Financing Rate Compound Index+0.55%), 09/15/23	4,615		4,599,885
Canadian Imperial Bank of Commerce 3.36% (United States Secured Overnight Financing Rate Compound Index+0.40%), 12/14/23 †	1,750		1,739,157
3.37% (United States Secured Overnight Financing Rate+0.34%), 06/22/23	1,459		1,455,681
3.48% (United States Secured Overnight Financing Rate Compound Index+0.42%), 10/18/24	3,556		3,492,151
3.91% (ICE LIBOR USD 3 Month+0.66%), 09/13/23	1,465		1,466,518
4.00% (United States Secured Overnight Financing Rate+0.94%), 04/07/25	12,475		12,350,080
Enbridge, Inc. 3.34% (United States Secured Overnight Financing Rate Compound Index+0.63%), 02/16/24	1,800		1,780,438

See Notes to Financial Statements

37

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Canada (continued)
Federation des Caisses Desjardins du Quebec 144A 3.21% (United States Secured Overnight Financing Rate+0.43%), 05/21/24	$2,675		$2,635,998
Royal Bank of Canada 3.36% (United States Secured Overnight Financing Rate Compound Index+0.30%), 01/19/24	2,031		2,011,742
3.40% (United States Secured Overnight Financing Rate Compound Index+0.34%), 10/07/24	2,541		2,494,619
3.42% (United States Secured Overnight Financing Rate Compound Index+0.36%), 07/29/24	3,319		3,275,286
3.51% (United States Secured Overnight Financing Rate Compound Index+0.45%), 10/26/23	2,903		2,890,419
Toronto-Dominion Bank 3.08% (United States Secured Overnight Financing Rate+0.22%), 06/02/23	2,317		2,309,334
3.23% (United States Secured Overnight Financing Rate+0.35%), 03/04/24	3,820		3,783,816
3.28% (United States Secured Overnight Financing Rate+0.35%), 09/10/24	4,587		4,521,015
3.50% (United States Secured Overnight Financing Rate+0.45%), 09/28/23	1,450		1,444,076
			69,431,221
Cayman Islands: 0.3%
MassMutual Global Funding II 144A 3.42% (United States Secured Overnight Financing Rate+0.36%), 04/12/24	3,125		3,095,450
China: 0.3%
Tencent Holdings Ltd. 144A 4.82% (ICE LIBOR USD 3 Month+0.91%), 04/11/24	3,700		3,689,436
France: 2.5%
Banque Federative du Credit Mutuel SA 144A
	Par (000’s	)	Value
France (continued)
3.03% (United States Secured Overnight Financing Rate Compound Index+0.41%), 02/04/25	$13,522		$13,207,819
BPCE SA 144A 4.48% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	1,575		1,575,017
Societe Generale SA 144A 4.11% (United States Secured Overnight Financing Rate+1.05%), 01/21/26	14,500		13,867,815
			28,650,651
Germany: 0.3%
Bayer US Finance II LLC 144A 4.30% (ICE LIBOR USD 3 Month+1.01%), 12/15/23	3,725		3,707,154
Ireland: 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.73% (United States Secured Overnight Financing Rate+0.68%), 09/29/23	1,600		1,566,044
Japan: 4.0%
Mitsubishi UFJ Financial Group, Inc. 5.19% (ICE LIBOR USD 3 Month+0.86%), 07/26/23	4,921		4,922,563
Mizuho Financial Group, Inc. 3.63% (ICE LIBOR USD 3 Month+0.63%), 05/25/24	5,575		5,530,674
3.69% (United States Secured Overnight Financing Rate+0.96%), 05/22/26	14,375		13,997,024
4.24% (ICE LIBOR USD 3 Month+1.00%), 09/11/24	3,302		3,286,351
Sumitomo Mitsui Financial Group, Inc. 3.94% (United States Secured Overnight Financing Rate+0.88%), 01/14/27	9,600		9,357,496
4.88% (ICE LIBOR USD 3 Month+0.80%), 10/16/23	2,458		2,456,921
5.09% (ICE LIBOR USD 3 Month+0.86%), 07/19/23	1,450		1,451,142
Sumitomo Mitsui Trust Bank Ltd. 144A 3.40% (United States Secured Overnight Financing Rate+0.44%), 09/16/24	3,925		3,891,556
			44,893,727
Netherlands: 1.8%
Cooperatieve Rabobank UA

See Notes to Financial Statements

38

	Par (000’s	)	Value
Netherlands (continued)
3.36% (United States Secured Overnight Financing Rate Compound Index+0.30%), 01/12/24	$2,300		$2,283,170
ING Groep NV 4.69% (United States Secured Overnight Financing Rate Compound Index+1.64%), 03/28/26	9,625		9,483,761
4.74% (ICE LIBOR USD 3 Month+1.00%), 10/02/23	1,490		1,489,367
Shell International Finance BV 3.31% (ICE LIBOR USD 3 Month+0.40%), 11/13/23	1,575		1,574,144
Siemens Financieringsmaatschappij NV 144A 3.36% (United States Secured Overnight Financing Rate+0.43%), 03/11/24	5,200		5,185,545
			20,015,987
Norway: 1.0%
DNB Bank ASA 144A 3.88% (United States Secured Overnight Financing Rate Compound Index+0.83%), 03/28/25	11,575		11,480,072
Spain: 0.3%
Banco Santander SA 3.99% (United States Secured Overnight Financing Rate+1.24%), 05/24/24	3,315		3,305,856
Switzerland: 1.7%
Credit Suisse Group AG 144A 4.47% (ICE LIBOR USD 3 Month+1.20%), 12/14/23	1,450		1,377,999
4.48% (ICE LIBOR USD 3 Month+1.24%), 06/12/24	3,831		3,611,520
UBS AG 144A 3.01% (United States Secured Overnight Financing Rate+0.36%), 02/09/24	2,900		2,878,466
UBS Group AG 144A 4.26% (United States Secured Overnight Financing Rate+1.58%), 05/12/26	11,520		11,397,244
			19,265,229
United Kingdom: 9.1%
ANZ New Zealand Int’l Ltd./London 144A 3.34% (United States Secured Overnight Financing Rate+0.60%), 02/18/25	9,700		9,594,785
	Par (000’s	)	Value
United Kingdom (continued)
Barclays Plc 4.30% (ICE LIBOR USD 3 Month+1.38%), 05/16/24	$7,680		$7,587,470
HSBC Holdings Plc 3.33% (United States Secured Overnight Financing Rate+0.58%), 11/22/24	2,600		2,510,522
3.96% (ICE LIBOR USD 3 Month+1.00%), 05/18/24	10,120		9,974,093
4.31% (United States Secured Overnight Financing Rate+1.43%), 03/10/26	9,600		9,389,654
4.47% (ICE LIBOR USD 3 Month+1.23%), 03/11/25	9,600		9,464,504
4.62% (ICE LIBOR USD 3 Month+1.38%), 09/12/26	14,362		13,942,882
NatWest Group Plc 5.19% (ICE LIBOR USD 3 Month+1.55%), 06/25/24	3,900		3,886,086
NatWest Markets Plc 144A 4.48% (United States Secured Overnight Financing Rate+1.45%), 03/22/25	9,680		9,562,579
Standard Chartered Plc 144A 3.70% (United States Secured Overnight Financing Rate+0.93%), 11/23/25	9,650		9,291,774
4.79% (United States Secured Overnight Financing Rate+1.74%), 03/30/26	9,650		9,450,940
UBS AG 144A 3.10% (United States Secured Overnight Financing Rate+0.45%), 08/09/24	5,075		5,033,467
3.17% (United States Secured Overnight Financing Rate+0.32%), 06/01/23	2,900		2,893,944
			102,582,700
United States: 61.8%
American Electric Power Co., Inc. 4.92% (ICE LIBOR USD 3 Month+0.48%), 11/01/23	1,900		1,887,238
American Express Co. 2.84% (United States Secured Overnight Financing Rate Compound Index+0.23%), 11/03/23	1,741		1,728,753
3.27% (United States Secured Overnight Financing Rate Compound Index+0.65%), 11/04/26	9,588		9,309,401

See Notes to Financial Statements

39

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
3.33% (United States Secured Overnight Financing Rate Compound Index+0.72%), 05/03/24	$2,550		$2,539,946
3.55% (ICE LIBOR USD 3 Month+0.75%), 08/03/23	1,450		1,448,393
3.80% (United States Secured Overnight Financing Rate+0.93%), 03/04/25	9,625		9,599,709
Analog Devices, Inc. 3.30% (United States Secured Overnight Financing Rate+0.25%), 10/01/24 †	2,704		2,661,816
AT&T, Inc. 3.69% (United States Secured Overnight Financing Rate Compound Index+0.64%), 03/25/24	3,900		3,877,836
4.42% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	8,299		8,328,113
Athene Global Funding 144A 3.49% (United States Secured Overnight Financing Rate Compound Index+0.70%), 05/24/24	7,708		7,555,547
Bank of America Corp. 3.30% (United States Secured Overnight Financing Rate+0.66%), 02/04/25	14,425		14,188,493
3.34% (Bloomberg 3 Month Short Term Bank Yield Index+0.43%), 05/28/24	6,340		6,244,710
3.60% (ICE LIBOR USD 3 Month+0.77%), 02/05/26	22,854		22,309,676
3.69% (United States Secured Overnight Financing Rate+1.05%), 02/04/28	9,608		9,195,160
3.75% (United States Secured Overnight Financing Rate+0.69%), 04/22/25	11,493		11,302,370
3.79% (United States Secured Overnight Financing Rate+0.73%), 10/24/24	2,563		2,532,516
3.95% (ICE LIBOR USD 3 Month+0.79%), 03/05/24	7,606		7,577,323
4.16% (United States Secured Overnight Financing Rate+1.10%), 04/25/25	9,650		9,620,471
4.39% (United States Secured Overnight Financing Rate+1.33%), 04/02/26 †	9,575		9,478,606
	Par (000’s	)	Value
United States (continued)
5.28% (ICE LIBOR USD 3 Month+0.96%), 07/23/24	$2,545		$2,540,543
BMW US Capital LLC 144A 3.06% (United States Secured Overnight Financing Rate Compound Index+0.38%), 08/12/24	3,875		3,834,262
3.58% (United States Secured Overnight Financing Rate Compound Index+0.53%), 04/01/24	3,879		3,863,148
Capital One Financial Corp. 3.60% (United States Secured Overnight Financing Rate+0.69%), 12/06/24	4,775		4,653,410
Caterpillar Financial Services Corp. 2.97% (United States Secured Overnight Financing Rate+0.24%), 05/17/24	2,537		2,520,878
3.14% (United States Secured Overnight Financing Rate+0.45%), 11/13/23	1,450		1,449,453
3.21% (United States Secured Overnight Financing Rate+0.27%), 09/13/24	3,812		3,769,886
CenterPoint Energy, Inc. 3.34% (United States Secured Overnight Financing Rate Compound Index+0.65%), 05/13/24	3,708		3,631,589
Charles Schwab Corp. 3.21% (United States Secured Overnight Financing Rate Compound Index+0.52%), 05/13/26	9,638		9,354,671
3.49% (United States Secured Overnight Financing Rate Compound Index+0.50%), 03/18/24	6,354		6,314,709
3.92% (United States Secured Overnight Financing Rate Compound Index+1.05%), 03/03/27	9,612		9,412,104
Chevron USA, Inc. 3.12% (ICE LIBOR USD 3 Month+0.20%), 08/11/23	1,575		1,571,469
Cigna Corp. 4.97% (ICE LIBOR USD 3 Month+0.89%), 07/15/23	2,150		2,150,496
Citigroup, Inc. 3.55% (ICE LIBOR USD 3 Month+0.55%), 08/25/36	9,935		8,032,876

See Notes to Financial Statements

40

	Par (000’s	)	Value
United States (continued)
3.73% (United States Secured Overnight Financing Rate+0.67%), 05/01/25	$9,595		$9,392,077
3.75% (United States Secured Overnight Financing Rate+0.69%), 01/25/26 †	9,652		9,361,051
4.04% (ICE LIBOR USD 3 Month+1.10%), 05/17/24 †	7,605		7,605,575
4.09% (United States Secured Overnight Financing Rate+1.28%), 02/24/28	9,610		9,189,949
4.11% (ICE LIBOR USD 3 Month+1.02%), 06/01/24	5,055		5,046,241
4.16% (United States Secured Overnight Financing Rate+1.37%), 05/24/25	9,600		9,592,032
4.55% (United States Secured Overnight Financing Rate+1.53%), 03/17/26	9,590		9,546,613
4.99% (ICE LIBOR USD 3 Month+1.25%), 07/01/26	12,457		12,308,922
Comcast Corp. 4.71% (ICE LIBOR USD 3 Month+0.63%), 04/15/24	2,674		2,670,735
Credit Suisse AG 3.03% (United States Secured Overnight Financing Rate Compound Index+0.38%), 08/09/23	1,735		1,688,238
3.45% (United States Secured Overnight Financing Rate Compound Index+0.39%), 02/02/24	2,900		2,784,512
Daimler Trucks Finance North America LLC 144A 3.42% (United States Secured Overnight Financing Rate+0.50%), 06/14/23	1,475		1,470,429
4.06% (United States Secured Overnight Financing Rate+1.00%), 04/05/24	2,555		2,548,537
Deutsche Bank NY 3.14% (United States Secured Overnight Financing Rate+0.50%), 11/08/23	2,125		2,098,690
Dominion Energy, Inc. 3.82% (ICE LIBOR USD 3 Month+0.53%), 09/15/23	2,961		2,952,395
Duke Energy Corp.
	Par (000’s	)	Value
United States (continued)
3.18% (United States Secured Overnight Financing Rate+0.25%), 06/10/23	$1,575		$1,565,067
Florida Power & Light Co. 2.92% (United States Secured Overnight Financing Rate Compound Index+0.25%), 05/10/23	2,900		2,890,270
3.44% (United States Secured Overnight Financing Rate Compound Index+0.38%), 01/12/24	2,890		2,859,644
GA Global Funding Trust 144A 3.44% (United States Secured Overnight Financing Rate+0.50%), 09/13/24	2,675		2,593,426
General Electric Co. 3.21% (ICE LIBOR USD 3 Month+0.38%), 05/05/26	17,332		16,394,946
General Motors Financial Co., Inc. 3.93% (United States Secured Overnight Financing Rate+1.20%), 11/17/23	2,275		2,256,873
Goldman Sachs Group, Inc. 3.27% (United States Secured Overnight Financing Rate+0.54%), 11/17/23	1,449		1,442,152
3.49% (United States Secured Overnight Financing Rate+0.62%), 12/06/23	1,450		1,439,123
3.49% (United States Secured Overnight Financing Rate+0.58%), 03/08/24	3,569		3,525,484
3.76% (United States Secured Overnight Financing Rate+0.70%), 01/24/25	12,470		12,261,096
4.08% (ICE LIBOR USD 3 Month+1.17%), 05/15/26	22,576		22,300,082
4.64% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	5,191		5,207,430
6.12% (ICE LIBOR USD 3 Month+1.75%), 10/28/27	19,145		18,968,653
Hartford Financial Services Group, Inc. 144A 5.03% (ICE LIBOR USD 3 Month+2.12%), 02/12/47	9,447		7,832,791
John Deere Capital Corp. 3.18% (United States Secured Overnight Financing Rate+0.12%), 07/10/23	2,183		2,173,219

See Notes to Financial Statements

41

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
3.26% (United States Secured Overnight Financing Rate+0.20%), 10/11/24	$3,058		$3,019,656
JPMorgan Chase & Co. 3.39% (United States Secured Overnight Financing Rate+0.54%), 06/01/25	9,607		9,407,013
3.56% (United States Secured Overnight Financing Rate+0.58%), 03/16/24	6,340		6,290,041
3.62% (United States Secured Overnight Financing Rate+0.58%), 06/23/25	9,585		9,373,653
3.71% (United States Secured Overnight Financing Rate+0.92%), 02/24/26	14,350		14,001,681
3.80% (United States Secured Overnight Financing Rate+0.77%), 09/22/27	9,576		9,025,790
3.93% (United States Secured Overnight Financing Rate+0.97%), 06/14/25	9,600		9,487,500
3.94% (United States Secured Overnight Financing Rate+0.89%), 04/22/27	9,575		9,243,391
3.97% (United States Secured Overnight Financing Rate+1.18%), 02/24/28	14,300		13,856,759
4.38% (United States Secured Overnight Financing Rate+1.32%), 04/26/26	9,680		9,546,034
4.76% (ICE LIBOR USD 3 Month+0.85%), 01/10/25	2,600		2,583,313
5.05% (ICE LIBOR USD 3 Month+0.73%), 04/23/24	2,531		2,523,421
5.21% (ICE LIBOR USD 3 Month+0.89%), 07/23/24	5,078		5,070,105
Lincoln National Corp. 5.30% (ICE LIBOR USD 3 Month+2.36%), 05/17/66	10,564		8,213,947
MassMutual Global Funding II 144A 3.33% (United States Secured Overnight Financing Rate+0.27%), 10/21/24	2,635		2,600,968
Metropolitan Life Global Funding I 144A
	Par (000’s	)	Value
United States (continued)
3.35% (United States Secured Overnight Financing Rate+0.30%), 09/27/24	$2,625		$2,584,586
3.38% (United States Secured Overnight Financing Rate+0.32%), 01/07/24	1,890		1,874,577
Morgan Stanley 3.69% (United States Secured Overnight Financing Rate+0.62%), 01/24/25	22,775		22,361,091
3.70% (United States Secured Overnight Financing Rate+0.95%), 02/18/26	14,415		14,099,289
4.08% (ICE LIBOR USD 3 Month+1.22%), 05/08/24	8,870		8,881,436
4.22% (United States Secured Overnight Financing Rate+1.17%), 04/17/25	9,585		9,525,098
NextEra Energy Capital Holdings, Inc. 3.01% (United States Secured Overnight Financing Rate Compound Index+0.40%), 11/03/23	3,750		3,705,917
PPL Electric Utilities Corp. 3.38% (United States Secured Overnight Financing Rate+0.33%), 06/24/24	3,431		3,383,644
Public Storage 3.53% (United States Secured Overnight Financing Rate+0.47%), 04/23/24	3,699		3,669,047
Roche Holdings, Inc. 144A 3.26% (United States Secured Overnight Financing Rate+0.33%), 09/11/23	2,250		2,246,039
3.48% (United States Secured Overnight Financing Rate+0.56%), 03/10/25	14,475		14,373,612
Simon Property Group LP 3.49% (United States Secured Overnight Financing Rate Compound Index+0.43%), 01/11/24	1,581		1,567,384
Southern Co. 3.04% (United States Secured Overnight Financing Rate Compound Index+0.37%), 05/10/23	1,875		1,867,028
Starbucks Corp.

See Notes to Financial Statements

42

	Par (000’s	)	Value
United States (continued)
3.11% (United States Secured Overnight Financing Rate Compound Index+0.42%), 02/14/24	$1,563		$1,556,778
Thermo Fisher Scientific, Inc. 3.45% (United States Secured Overnight Financing Rate Compound Index+0.39%), 10/18/23	1,450		1,444,408
3.59% (United States Secured Overnight Financing Rate Compound Index+0.53%), 10/18/24	2,562		2,535,247
Toyota Motor Credit Corp. 3.23% (United States Secured Overnight Financing Rate+0.29%), 09/13/24	3,061		3,024,984
3.39% (United States Secured Overnight Financing Rate Compound Index+0.33%), 01/11/24	2,209		2,199,084
3.40% (United States Secured Overnight Financing Rate+0.35%), 06/13/23	2,172		2,170,289
3.70% (United States Secured Overnight Financing Rate Compound Index+0.65%), 12/29/23	1,900		1,901,139
3.80% (United States Secured Overnight Financing Rate+0.75%), 07/25/23	4,325		4,330,196
Truist Bank 3.26% (United States Secured Overnight Financing Rate+0.20%), 01/17/24	3,650		3,611,573
Truist Financial Corp. 3.32% (United States Secured Overnight Financing Rate+0.40%), 06/09/25 †	19,174		18,767,079
	Par (000’s	)	Value
United States (continued)
Verizon Communications, Inc. 3.79% (United States Secured Overnight Financing Rate Compound Index+0.79%), 03/20/26	$14,564		$14,217,936
4.01% (ICE LIBOR USD 3 Month+1.10%), 05/15/25	22,463		22,461,616
Volkswagen Group of America Finance LLC 144A 3.84% (United States Secured Overnight Financing Rate+0.95%), 06/07/24	2,675		2,666,960
Warnermedia Holdings, Inc. 144A 4.75% (United States Secured Overnight Financing Rate Compound Index+1.78%), 03/15/24	2,675		2,668,325
Wells Fargo & Co. 4.38% (United States Secured Overnight Financing Rate+1.32%), 04/25/26	14,400		14,266,838
			698,656,295
Total Floating Rate Notes (Cost: $1,127,301,990)			1,109,964,240

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9% (Cost: $9,619,357)
State Street Navigator Securities Lending Government Money Market Portfolio	9,619,357		9,619,357

Total Investments: 99.1% (Cost: $1,136,921,347)			1,119,583,597
Other assets less liabilities: 0.9%			10,197,857
NET ASSETS: 100.0%			$1,129,781,454

Definitions:

LIBOR	London Interbank Offered Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $9,911,252.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $267,816,484, or 23.7% of net assets.

See Notes to Financial Statements

43

VANECK IG FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Cyclicals	0.8%	$9,148,937
Consumer Non-Cyclicals	2.0	21,580,491
Energy	0.4	4,926,051
Financials	86.5	959,581,073
Healthcare	0.9	9,837,306
Industrials	1.5	17,003,671
Real Estate	0.5	5,236,431
Technology	5.2	57,907,488
Utilities	2.2	24,742,792
	100.0%	$1,109,964,240

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes *	$—	$1,109,964,240	$—	$1,109,964,240
Money Market Fund	9,619,357	—	—	9,619,357
Total Investments	$9,619,357	$1,109,964,240	$—	$1,119,583,597

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

44

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 97.5%
Argentina: 0.9%
MercadoLibre, Inc. 3.12%, 01/14/31 †	USD	100		$72,521
Pampa Energia SA 144A
7.50%, 01/24/27	USD	50		41,374
9.12%, 04/15/29	USD	25		20,688
Pan American Energy LLC 144A 9.12%, 04/30/27	USD	15		16,224
Telecom Argentina SA 144A 8.00%, 07/18/26	USD	50		43,237
YPF Energia Electrica SA 144A 10.00%, 07/25/26	USD	35		27,884
YPF SA 144A
2.50%, 06/30/29 (s)	USD	75		47,263
4.00%, 02/12/26 (s)	USD	50		44,000
6.95%, 07/21/27	USD	50		30,458
7.00%, 12/15/47	USD	25		13,090
8.50%, 03/23/25	USD	31		24,911
8.50%, 07/28/25	USD	75		54,167
8.50%, 06/27/29	USD	35		21,350
8.75%, 04/04/24	USD	35		30,363
				487,530
Australia: 0.8%
FMG Resources August 2006 Pty Ltd. 144A
4.38%, 04/01/31	USD	100		79,671
4.50%, 09/15/27	USD	25		22,433
5.12%, 05/15/24 †	USD	75		73,316
6.12%, 04/15/32	USD	100		87,939
Infrabuild Australia Pty Ltd. 144A 12.00%, 10/01/24	USD	30		27,906
Mineral Resources Ltd. 144A 8.12%, 05/01/27	USD	100		99,717
Nufarm Australia Ltd. / Nufarm Americas, Inc. 144A 5.00%, 01/27/30	USD	30		25,419
				416,401
Austria: 0.2%
ams-OSRAM AG 144A 7.00%, 07/31/25 †	USD	100		89,482
Belgium: 0.6%
La Financiere Atalian SASU Reg S 4.00%, 05/15/24	EUR	100		93,722
Ontex Group NV Reg S 3.50%, 07/15/26	EUR	100		77,221
Solvay Finance SACA Reg S 5.42% (EUR Swap Annual 5 Year+3.70%), 11/29/49 (o)	EUR	150		147,142
				318,085
Bermuda: 0.2%
Digicel Group Holdings Ltd. 144A 8.00%, 04/01/25	USD	63		19,516
		Par (000’s	)	Value
Bermuda (continued)
Digicel International Finance Ltd./Digicel international Holdings Ltd 144A 8.75%, 05/25/24	USD	50		$42,782
Investment Energy Resources Ltd. 144A 6.25%, 04/26/29	USD	50		42,196
				104,494
Brazil: 7.0%
Adecoagro SA 144A 6.00%, 09/21/27	USD	50		45,323
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28	USD	100		88,447
Arcos Dorados Holdings, Inc. 144A 5.88%, 04/04/27	USD	105		99,831
Azul Investments LLP 144A 5.88%, 10/26/24	USD	50		37,878
B2W Digital Lux Sarl 144A 4.38%, 12/20/30	USD	100		68,879
Banco Bradesco SA 144A 3.20%, 01/27/25	USD	100		94,391
Banco BTG Pactual SA 144A 4.50%, 01/10/25	USD	100		95,650
Banco do Brasil SA 144A
4.62%, 01/15/25	USD	50		48,616
4.75%, 03/20/24	USD	50		49,182
Banco Votorantim SA 144A 4.38%, 07/29/25	USD	100		94,726
Braskem Idesa SAPI 144A 7.45%, 11/15/29	USD	200		153,495
Braskem Netherlands Finance BV 144A 8.50% (US Treasury Yield Curve Rate T 5 Year+8.22%), 01/23/81	USD	50		47,637
BRF SA 144A 4.75%, 05/22/24	USD	100		97,013
Cemig Geracao e Transmissao SA 144A 9.25%, 12/05/24	USD	100		102,807
Centrais Eletricas Brasileiras SA 144A 4.62%, 02/04/30	USD	100		85,854
Cosan Luxembourg SA 144A 7.00%, 01/20/27	USD	50		49,220
Cosan SA 144A 5.50%, 09/20/29	USD	50		44,391
CSN Inova Ventures 144A 6.75%, 01/28/28	USD	100		85,881
Embraer Netherlands Finance BV
5.05%, 06/15/25	USD	100		94,850
5.40%, 02/01/27	USD	75		68,730
FS Luxembourg Sarl 144A 10.00%, 12/15/25	USD	50		51,117

See Notes to Financial Statements

45

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Brazil (continued)
Globo Comunicacao e Participacoes SA 144A 4.88%, 01/22/30	USD	100		$78,543
Gol Finance SA 144A 7.00%, 01/31/25	USD	100		43,720
Guara Norte Sarl 144A 5.20%, 06/15/34	USD	94		73,604
Itau Unibanco Holding SA 144A 3.25%, 01/24/25	USD	25		24,076
3.88% (US Treasury Yield Curve Rate T 5 Year+3.45%), 04/15/31	USD	25		21,537
4.50% (US Treasury Yield Curve Rate T 5 Year+2.82%), 11/21/29	USD	50		46,421
4.62% (US Treasury Yield Curve Rate T 5 Year+3.22%), 2/27/2025 (o)	USD	50		38,485
Klabin Austria GmbH 144A 5.75%, 04/03/29	USD	100		93,809
Light Servicos de Eletricidade SA / Light Energia SA 144A 4.38%, 06/18/26	USD	50		40,677
MARB BondCo Plc 144A 3.95%, 01/29/31	USD	100		74,284
MV24 Capital BV 144A 6.75%, 06/01/34	USD	89		73,656
Natura Cosmeticos SA 144A 4.12%, 05/03/28	USD	100		78,050
NBM US Holdings, Inc. 144A 7.00%, 05/14/26	USD	100		96,690
Nexa Resources SA 144A 6.50%, 01/18/28	USD	100		92,420
Petrobras Global Finance BV
5.09%, 01/15/30 †	USD	50		44,572
5.30%, 01/27/25	USD	50		49,436
5.60%, 01/03/31	USD	75		68,236
5.75%, 02/01/29	USD	50		46,689
6.00%, 01/27/28 †	USD	75		72,109
6.25%, 03/17/24	USD	50		50,235
6.75%, 01/27/41	USD	50		43,492
6.75%, 06/03/50	USD	50		40,286
6.85%, 06/05/15	USD	100		78,628
6.88%, 01/20/40	USD	75		66,590
6.90%, 03/19/49	USD	50		41,422
7.25%, 03/17/44	USD	50		44,882
7.38%, 01/17/27	USD	75		76,607
8.75%, 05/23/26	USD	50		53,982
Rede D’or Finance Sarl 144A 4.50%, 01/22/30	USD	100		82,728
Rio Oil Finance Trust Series 2014-1 144A 9.25%, 07/06/24	USD	77		78,178
Rumo Luxembourg Sarl 144A 5.25%, 01/10/28	USD	100		89,500
		Par (000’s	)	Value
Brazil (continued)
Ultrapar International SA 144A 5.25%, 06/06/29	USD	100		$94,399
Usiminas International Sarl 144A 5.88%, 07/18/26	USD	100		93,089
				3,694,950
British Virgin Islands: 0.0%
Sino-Ocean Land Treasure Finance II Ltd. Reg S 5.95%, 02/04/27	USD	200		22,746
Bulgaria: 0.2%
Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	EUR	100		88,035
Burkina Faso: 0.0%
IAMGOLD Corp. 144A 5.75%, 10/15/28	USD	25		16,787
Canada: 7.4%
1011778 BC ULC / New Red Finance, Inc. 144A
3.50%, 02/15/29	USD	65		54,604
3.88%, 01/15/28	USD	100		88,082
4.00%, 10/15/30	USD	175		143,124
4.38%, 01/15/28	USD	50		43,971
5.75%, 04/15/25 †	USD	25		24,940
Air Canada 4.62%, 08/15/29	CAD	50		30,676
Air Canada 144A 4.62%, 08/15/29	CAD	125		76,518
Algonquin Power & Utilities Corp. 4.75% (US Treasury Yield Curve Rate T 5 Year+3.25%), 01/18/82	USD	50		40,375
ATS Automation Tooling Systems, Inc. 144A 4.12%, 12/15/28	USD	25		21,409
Azure Power Solar Energy Private Ltd. 144A 5.65%, 12/24/24	USD	50		40,612
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/26	USD	50		45,546
Baytex Energy Corp. 144A 8.75%, 04/01/27 †	USD	40		40,958
Bombardier, Inc. 144A
7.12%, 06/15/26	USD	75		71,117
7.50%, 12/01/24	USD	30		29,890
7.50%, 03/15/25	USD	107		105,370
7.88%, 04/15/27 †	USD	175		166,524
Brookfield Property Finance ULC
3.93%, 08/24/25	CAD	50		34,046
3.93%, 01/15/27	CAD	50		32,740
4.30%, 03/01/24	CAD	25		17,776

See Notes to Financial Statements

46

		Par (000’s	)	Value
Canada (continued)
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A 6.25%, 09/15/27	USD	125		$109,314
Cascades, Inc./Cascades USA Inc 144A 5.38%, 01/15/28	USD	50		42,839
Corus Entertainment, Inc. Reg S 5.00%, 05/11/28	CAD	75		42,875
Eldorado Gold Corp. 144A 6.25%, 09/01/29 †	USD	50		40,526
Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/76	USD	100		93,587
Empire Communities Corp. 144A 7.00%, 12/15/25	USD	25		21,585
Ensign Drilling, Inc. 144A 9.25%, 04/15/24	USD	50		45,310
Garda World Security Corp. 144A 9.50%, 11/01/27	USD	50		45,241
GFL Environmental, Inc. 144A
3.50%, 09/01/28	USD	50		42,522
3.75%, 08/01/25	USD	50		47,372
4.38%, 08/15/29	USD	50		42,424
4.75%, 06/15/29	USD	50		43,692
5.12%, 12/15/26	USD	75		71,508
Gibson Energy, Inc.
2.85%, 07/14/27	CAD	25		16,368
3.60%, 09/17/29	CAD	75		48,925
goeasy Ltd. 144A
4.38%, 05/01/26	USD	25		21,478
5.38%, 12/01/24	USD	50		46,732
Hudbay Minerals, Inc. 144A 4.50%, 04/01/26	USD	50		43,989
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC 144A 6.00%, 09/15/28	USD	40		29,858
Inter Pipeline Ltd. 6.88% (Canada Bankers’ Acceptances 3 Month+5.01%), 03/26/79	CAD	65		44,727
Keyera Corp. 6.88% (Canada Bankers’ Acceptances 3 Month+5.17%), 06/13/79	CAD	75		51,851
Lightstream Resources Ltd. 144A 8.62%, 02/01/20 (d) *∞	USD	256		0
Mattamy Group Corp. 144A
4.62%, 03/01/30	USD	50		39,107
5.25%, 12/15/27	USD	25		21,399
MEG Energy Corp. 144A
		Par (000’s	)	Value
Canada (continued)
5.88%, 02/01/29	USD	50		$47,866
7.12%, 02/01/27	USD	75		76,427
Mercer International, Inc. 5.12%, 02/01/29	USD	50		41,185
Methanex Corp.
5.12%, 10/15/27	USD	50		45,723
5.25%, 12/15/29	USD	75		64,327
New Gold, Inc. 144A 7.50%, 07/15/27	USD	50		42,713
Northriver Midstream Finance LP 144A 5.62%, 02/15/26	USD	50		47,408
NOVA Chemicals Corp. 144A
4.25%, 05/15/29 †	USD	50		40,895
4.88%, 06/01/24	USD	75		73,107
5.25%, 06/01/27	USD	75		67,125
Open Text Corp. 144A
3.88%, 02/15/28	USD	100		85,797
3.88%, 12/01/29	USD	50		39,740
Parkland Corp. 6.00%, 06/23/28	CAD	50		34,175
Parkland Corp. 144A
4.50%, 10/01/29	USD	100		84,406
5.88%, 07/15/27	USD	75		70,567
Pembina Pipeline Corp. 4.80% (Generic Canadian 5 Year+4.17%), 01/25/81	CAD	50		29,688
Precision Drilling Corp. 144A 7.12%, 01/15/26	USD	50		49,188
Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/25	USD	50		49,321
SIG Combibloc PurchaseCo Sarl Reg S 2.12%, 06/18/25	EUR	100		92,052
Strathcona Resources Ltd. 144A 6.88%, 08/01/26	USD	50		42,416
Superior Plus LP / Superior General Partner, Inc. 144A 4.50%, 03/15/29	USD	50		42,504
Taseko Mines Ltd. 144A 7.00%, 02/15/26	USD	25		20,840
Teine Energy Ltd. 144A 6.88%, 04/15/29	USD	50		44,674
Telesat Canada / Telesat LLC 144A 5.62%, 12/06/26	USD	25		11,838
Terraform Global Operating LP 144A 6.12%, 03/01/26	USD	50		46,168
Titan Acquisition Ltd. / Titan Co.-Borrower LLC 144A 7.75%, 04/15/26	USD	50		40,993
TransAlta Corp. 6.50%, 03/15/40	USD	25		21,546
Trivium Packaging Finance BV Reg S

See Notes to Financial Statements

47

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Canada (continued)
3.75%, 08/15/26	EUR	200		$178,283
Vermilion Energy, Inc. 144A 5.62%, 03/15/25	USD	25		24,223
Videotron Ltd.
3.12%, 01/15/31	CAD	50		27,648
4.50%, 01/15/30	CAD	75		46,623
5.62%, 06/15/25	CAD	75		54,163
Videotron Ltd. 144A 3.62%, 06/15/28	CAD	100		62,243
				3,907,379
Cayman Islands: 0.5%
Arabian Centres Sukuk II Ltd. 144A 5.62%, 10/07/26	USD	100		85,960
Banco do Brasil SA 144A
3.25%, 09/30/26	USD	50		44,502
4.88%, 01/11/29	USD	50		44,978
CT Trust 144A 5.12%, 02/03/32	USD	100		80,117
				255,557
Chile: 0.4%
Kenbourne Invest SA 144A 6.88%, 11/26/24	USD	50		44,586
Latam Airlines Group SA 144A 13.38%, 10/15/29	USD	100		99,639
VTR Comunicaciones SpA 144A 5.12%, 01/15/28	USD	100		63,749
				207,974
China: 2.3%
Bank of Communications Co. Ltd. Reg S 3.80% (US Treasury Yield Curve Rate T 5 Year+3.35%), 11/18/2025 (o)	USD	200		185,250
China CITIC Bank International Ltd. Reg S 7.10% (US Treasury Yield Curve Rate T 5 Year+4.15%), 11/02/23 (o)	USD	200		201,000
CIFI Holdings Group Co. Ltd. Reg S 6.00%, 07/16/25	USD	200		14,784
Country Garden Holdings Co. Ltd. Reg S
3.30%, 01/12/31	USD	400		31,451
7.25%, 04/08/26	USD	200		19,657
Fortune Star BVI Ltd. Reg S 5.95%, 10/19/25	USD	200		74,000
Global Aircraft Leasing Co. Ltd. 144A 6.50%, 09/15/24	USD	119		95,750
Greenland Global Investment Ltd. Reg S 5.88%, 07/03/24	USD	200		45,000
Industrial & Commercial Bank of China Ltd. Reg S
		Par (000’s	)	Value
China (continued)
3.20% (US Treasury Yield Curve Rate T 5 Year+2.37%), 9/24/2026 (o)	USD	500		$447,493
Volvo Car AB Reg S 2.12%, 04/02/24	EUR	100		96,206
				1,210,591
Colombia: 2.4%
Avianca Midco 2 Plc 144A 9.00%, 12/01/28	USD	75		56,292
Banco de Bogota SA 144A 6.25%, 05/12/26	USD	100		91,849
Cable Onda SA 144A 4.50%, 01/30/30	USD	100		82,031
Ecopetrol SA
4.12%, 01/16/25 †	USD	100		92,311
4.62%, 11/02/31	USD	75		51,844
5.38%, 06/26/26	USD	100		91,054
5.88%, 05/28/45	USD	125		76,346
5.88%, 11/02/51	USD	50		29,823
6.88%, 04/29/30	USD	125		103,088
7.38%, 09/18/43	USD	50		36,736
Empresas Publicas de Medellin ESP 144A 4.25%, 07/18/29	USD	75		53,673
Grupo Aval Ltd. 144A 4.38%, 02/04/30	USD	100		69,592
Grupo de Inversiones Suramericana SA 144A 5.50%, 04/29/26	USD	100		91,588
Millicom International Cellular SA 144A
5.12%, 01/15/28	USD	5		4,614
6.25%, 03/25/29	USD	54		47,381
Oleoducto Central SA 144A 4.00%, 07/14/27	USD	100		81,607
Orazul Energy Peru SA 144A 5.62%, 04/28/27	USD	50		42,656
Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/27	USD	100		89,935
Termocandelaria Power Ltd. 144A 7.88%, 01/30/29	USD	85		72,364
				1,264,784
Costa Rica: 0.1%
Instituto Costarricense de Electricidad 144A 6.38%, 05/15/43	USD	100		68,059
Cyprus: 0.2%
MHP Lux SA 144A 6.95%, 04/03/26	USD	100		45,976
Vivion Investments Sarl Reg S 3.00%, 08/08/24	EUR	100		85,104
				131,080
Czech Republic: 0.6%
Allwyn International AS Reg S

See Notes to Financial Statements

48

		Par (000’s	)	Value
Czech Republic (continued)
3.88%, 02/15/27	EUR	100		$86,026
CPI Property Group SA Reg S 4.88% (EUR Swap Annual 5 Year+4.94%), 10/16/2025 (o)	EUR	100		52,202
Energo-Pro AS Reg S 4.50%, 05/04/24	EUR	100		92,293
EP Infrastructure AS Reg S 1.66%, 04/26/24	EUR	100		85,682
				316,203
Finland: 0.8%
Citycon Oyj Reg S 4.50% (EUR Swap Annual 5 Year+4.71%), 11/24/2024 (o)	EUR	100		62,365
Nokia Oyj
4.38%, 06/12/27	USD	150		138,150
6.62%, 05/15/39	USD	100		91,360
Teollisuuden Voima Oyj Reg S 2.12%, 02/04/25	EUR	175		163,829
				455,704
France: 8.2%
Accor SA Reg S 2.62% (EUR Swap Annual 5 Year+3.25%), 1/30/2025 (o)	EUR	100		75,934
3.00%, 02/04/26	EUR	100		93,159
Altice France SA 144A
5.12%, 07/15/29	USD	200		151,000
5.50%, 10/15/29	USD	175		133,774
Altice France SA Reg S 5.88%, 02/01/27	EUR	100		86,104
Atos SE Reg S 1.75%, 05/07/25	EUR	100		73,968
Banijay Entertainment SASU 144A 5.38%, 03/01/25	USD	100		92,811
CAB SELAS Reg S 3.38%, 02/01/28	EUR	100		77,647
Casino Guichard Perrachon SA Reg S 4.05%, 08/05/26	EUR	100		44,469
CGG SA 144A 8.75%, 04/01/27 †	USD	100		88,583
Chrome Bidco SASU Reg S 3.50%, 05/31/28	EUR	100		80,374
Constellium SE 144A 3.75%, 04/15/29 †	USD	100		78,327
eircom Finance DAC Reg S 3.50%, 05/15/26	EUR	100		88,210
Electricite de France SA 144A 5.62% (USD Swap Semi 30/360 10 Year+3.04%), 01/22/24 (o)	USD	300		264,261
Electricite de France SA Reg S 3.38% (EUR Swap Annual 5 Year+3.97%), 6/15/2030 (o)	EUR	200		129,996
		Par (000’s	)	Value
France (continued)
4.00% (EUR Swap Annual 6 Year+3.44%), 7/4/2024 (o)	EUR	100		$87,343
5.38% (EUR Swap Annual 12 Year+3.79%), 01/29/49 (o)	EUR	100		91,221
Elis SA Reg S 1.62%, 04/03/28	EUR	100		82,524
Faurecia SE Reg S
2.38%, 06/15/27	EUR	100		81,372
2.62%, 06/15/25	EUR	100		93,338
3.12%, 06/15/26	EUR	100		92,167
Getlink SE Reg S 3.50%, 10/30/25	EUR	100		94,534
Iliad Holding SASU 144A
6.50%, 10/15/26	USD	200		185,538
7.00%, 10/15/28	USD	100		90,762
Iliad Holding SASU Reg S 5.12%, 10/15/26	EUR	100		92,238
La Poste SA Reg S 3.12% (EUR Swap Annual 5 Year+2.44%), 1/29/2026 (o)	EUR	100		88,405
Loxam SAS Reg S 3.25%, 01/14/25	EUR	100		91,566
Matterhorn Telecom SA Reg S 3.12%, 09/15/26	EUR	100		87,044
Paprec Holding SA Reg S 4.00%, 03/31/25	EUR	100		91,670
Picard Groupe SAS Reg S 3.88%, 07/01/26	EUR	100		85,729
Quatrim SASU Reg S 5.88%, 01/15/24	EUR	100		96,426
RCI Banque SA Reg S 2.62% (EUR Swap Annual 5 Year+2.85%), 02/18/30	EUR	100		86,328
Renault SA Reg S
1.00%, 11/28/25	EUR	50		45,525
1.25%, 06/24/25	EUR	100		90,006
2.00%, 09/28/26	EUR	100		84,096
2.38%, 05/25/26	EUR	100		87,999
Rexel SA Reg S 2.12%, 06/15/28	EUR	100		81,742
SPCM SA Reg S 2.62%, 02/01/29	EUR	100		76,585
SPIE SA Reg S 2.62%, 06/18/26	EUR	100		91,842
Tereos Finance Groupe I SA Reg S 7.50%, 10/30/25	EUR	100		98,074
Valeo Reg S
1.00%, 08/03/28	EUR	100		75,283
3.25%, 01/22/24	EUR	100		97,873
Vallourec SA Reg S 8.50%, 06/30/26	EUR	100		94,746
Veolia Environnement SA Reg S 2.25% (EUR Swap Annual 5 Year+2.71%), 9/20/2025 (o)	EUR	100		86,721

See Notes to Financial Statements

49

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
France (continued)
2.50% (EUR Swap Annual 5 Year+2.84%), 9/20/2028 (o)	EUR	100		$76,848
Verallia SA Reg S 1.62%, 05/14/28	EUR	100		82,622
				4,346,784
Germany: 5.2%
ADLER Group SA Reg S
2.75%, 11/13/26	EUR	100		42,993
3.25%, 08/05/25	EUR	100		45,328
Bayer AG Reg S 2.38% (EUR Swap Annual 5 Year+2.65%), 11/12/79	EUR	200		178,475
3.75% (EUR Swap Annual 5 Year+2.55%), 07/01/74	EUR	100		95,305
Cheplapharm Arzneimittel GmbH Reg S 4.38%, 01/15/28	EUR	100		83,770
Commerzbank AG Reg S
4.00%, 03/23/26	EUR	50		46,961
4.00%, 03/30/27	EUR	40		36,964
4.00% (EUR Swap Annual 5 Year+4.35%), 12/05/30	EUR	100		90,746
CT Investment GmbH Reg S 5.50%, 04/15/26	EUR	100		82,059
Deutsche Lufthansa AG 0.25%, 09/06/24	EUR	150		140,482
Deutsche Lufthansa AG Reg S
3.00%, 05/29/26	EUR	100		87,445
3.75%, 02/11/28	EUR	100		82,914
Douglas GmbH Reg S 6.00%, 04/08/26	EUR	100		76,272
Dresdner Funding Trust I 144A 8.15%, 06/30/31	USD	75		76,969
Gruenenthal GmbH Reg S 3.62%, 11/15/26	EUR	100		88,294
IHO Verwaltungs GmbH 144A 4.75%, 09/15/26	USD	200		169,171
Infineon Technologies AG Reg S 3.62% (EUR Swap Annual 5 Year+4.00%), 1/1/2028 (o)	EUR	100		85,570
Mahle GmbH Reg S 2.38%, 05/14/28	EUR	100		70,841
Mercer International, Inc. 5.50%, 01/15/26	USD	41		38,485
Novelis Sheet Ingot GmbH Reg S 3.38%, 04/15/29	EUR	100		81,218
ProGroup AG Reg S 3.00%, 03/31/26	EUR	100		87,185
RWE AG Reg S 6.62% (USD Swap Semi 30/360 10 Year+4.52%), 07/30/75	USD	100		95,878
Schaeffler AG Reg S 1.88%, 03/26/24	EUR	50		48,033
		Par (000’s	)	Value
Germany (continued)
2.88%, 03/26/27	EUR	50		$43,601
3.38%, 10/12/28	EUR	100		83,962
Tele Columbus AG Reg S 3.88%, 05/02/25	EUR	100		70,667
thyssenkrupp AG Reg S
2.50%, 02/25/25	EUR	50		45,947
2.88%, 02/22/24	EUR	100		96,836
WEPA Hygieneprodukte GmbH Reg S 2.88%, 12/15/27	EUR	100		73,249
ZF Europe Finance BV Reg S
2.00%, 02/23/26	EUR	100		86,283
3.00%, 10/23/29	EUR	100		77,121
ZF Finance GmbH Reg S 3.75%, 09/21/28	EUR	100		81,591
ZF North America Capital, Inc. 144A 4.75%, 04/29/25	USD	175		163,990
				2,754,605
Ghana: 0.3%
Kosmos Energy Ltd. 144A 7.12%, 04/04/26 †	USD	100		83,750
Tullow Oil Plc 144A 7.00%, 03/01/25	USD	100		65,223
				148,973
Greece: 1.0%
Alpha Services and Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.82%), 06/11/31	EUR	100		79,809
Eurobank SA Reg S 2.00% (EUR Swap Annual 1 Year+2.40%), 05/05/27	EUR	100		81,339
Mytilineos Financial Partners SA Reg S 2.50%, 12/01/24	EUR	100		94,919
National Bank of Greece SA Reg S 2.75% (EUR Swap Annual 5 Year+3.30%), 10/08/26	EUR	100		85,717
Piraeus Financial Holdings SA Reg S 5.50% (EUR Swap Annual 5 Year+5.77%), 02/19/30	EUR	100		80,835
Public Power Corp. SA Reg S 3.88%, 03/30/26	EUR	100		89,950
				512,569
Guatemala: 0.2%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 144A 5.25%, 04/27/29	USD	100		88,202
Hong Kong: 0.7%
Agile Group Holdings Ltd. Reg S

See Notes to Financial Statements

50

		Par (000’s	)	Value
Hong Kong (continued)
8.38% (US Treasury Yield Curve Rate T 5 Year+11.25%), 12/4/2023 (o)	USD	200		$34,775
Melco Resorts Finance Ltd. 144A
4.88%, 06/06/25	USD	100		71,447
5.38%, 12/04/29	USD	100		56,050
5.62%, 07/17/27	USD	50		30,457
5.75%, 07/21/28	USD	50		29,000
RKPF Overseas 2020 A Ltd. Reg S 5.20%, 01/12/26	USD	200		62,126
Studio City Finance Ltd. 144A
5.00%, 01/15/29	USD	100		43,212
6.50%, 01/15/28	USD	100		42,048
				369,115
Hungary: 0.2%
OTP Bank Nyrt Reg S 2.88% (EUR Swap Annual 5 Year+3.20%), 07/15/29	EUR	100		89,314
India: 1.8%
ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	USD	100		98,218
Canara Bank Reg S 3.88%, 03/28/24	USD	200		194,881
Delhi International Airport Ltd. 144A 6.45%, 06/04/29	USD	100		82,665
JSW Steel Ltd. Reg S 5.95%, 04/18/24	USD	200		187,300
Network i2i Ltd. 144A 5.65% (US Treasury Yield Curve Rate T 5 Year+4.28%), 1/15/2025 (o)	USD	100		88,235
Tata Motors Ltd. Reg S 5.75%, 10/30/24	USD	200		193,049
Vedanta Resources Finance II Plc 144A 13.88%, 01/21/24	USD	100		83,812
Vedanta Resources Ltd. 144A 6.12%, 08/09/24	USD	50		29,722
				957,882
Indonesia: 0.7%
Adaro Indonesia PT 144A 4.25%, 10/31/24	USD	100		93,809
Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (d) *	USD	150		1,218
Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/24	USD	100		96,889
Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/25	USD	100		95,965
Saka Energi Indonesia PT 144A
		Par (000’s	)	Value
Indonesia (continued)
4.45%, 05/05/24	USD	100		$93,286
				381,167
Ireland: 1.2%
AerCap Global Aviation Trust 144A 6.50% (ICE LIBOR USD 3 Month+4.30%), 06/15/45	USD	50		45,697
AIB Group Plc Reg S 1.88% (EUR Swap Annual 5 Year+2.15%), 11/19/29	EUR	100		88,788
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S 2.12%, 08/15/26	EUR	100		81,334
Bank of Ireland Group Plc Reg S 1.38% (EUR Swap Annual 5 Year+1.65%), 08/11/31	EUR	100		80,598
C&W Senior Financing DAC 144A 6.88%, 09/15/27	USD	100		86,965
Cimpress Plc 144A 7.00%, 06/15/26	USD	100		59,969
Permanent TSB Group Holdings Plc Reg S 3.00% (EUR Swap Annual 5 Year+3.22%), 08/19/31	EUR	100		78,282
Virgin Media Vendor Financing Notes III DAC Reg S 4.88%, 07/15/28	GBP	100		92,620
				614,253
Israel: 1.8%
Leviathan Bond Ltd. 144A Reg S
6.12%, 06/30/25	USD	50		47,718
6.50%, 06/30/27	USD	50		46,875
6.75%, 06/30/30	USD	50		44,801
Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	USD	95		78,079
Teva Pharmaceutical Finance Netherlands II BV 6.00%, 01/31/25	EUR	100		98,126
Teva Pharmaceutical Finance Netherlands II BV Reg S 1.12%, 10/15/24	EUR	100		90,688
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	225		190,516
4.10%, 10/01/46	USD	125		75,955
6.00%, 04/15/24	USD	100		99,038
6.75%, 03/01/28 †	USD	100		94,492
7.12%, 01/31/25	USD	75		74,423
				940,711
Italy: 7.7%
Abertis Infraestructuras Finance BV Reg S

See Notes to Financial Statements

51

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Italy (continued)
3.25% (EUR Swap Annual 5 Year+3.69%), 11/24/2025 (o)	EUR	100		$82,346
Atlantia SpA Reg S
1.88%, 07/13/27	EUR	100		81,801
1.88%, 02/12/28	EUR	100		78,562
Autostrade per l’Italia SpA 5.88%, 06/09/24	EUR	100		101,669
Autostrade per l’Italia SpA Reg S
1.75%, 06/26/26	EUR	100		88,818
1.88%, 09/26/29	EUR	100		79,068
2.00%, 12/04/28	EUR	100		81,750
4.38%, 09/16/25	EUR	50		49,521
Azzurra Aeroporti SpA Reg S 2.12%, 05/30/24	EUR	100		92,967
Banca Monte dei Paschi di Siena SpA Reg S 3.62%, 09/24/24	EUR	150		139,257
Banca Popolare di Sondrio SPA Reg S 2.38%, 04/03/24	EUR	100		96,226
Banco BPM SpA Reg S
1.75%, 01/28/25	EUR	100		92,372
2.50%, 06/21/24	EUR	100		95,339
5.00% (EUR Swap Annual 5 Year+5.42%), 09/14/30	EUR	100		91,345
BPER Banca Reg S 1.38% (Euribor 3 Month ACT/360+1.75%), 03/31/27	EUR	100		83,927
1.88%, 07/07/25	EUR	100		89,900
IMA Industria Macchine Automatiche SpA 144A 3.75%, 01/15/28	EUR	100		81,518
Infrastrutture Wireless Italiane SpA Reg S
1.62%, 10/21/28	EUR	100		80,321
1.88%, 07/08/26	EUR	100		88,025
Intesa Sanpaolo SpA 144A 4.20% (US Treasury Yield Curve Rate T 1 Year+2.60%), 06/01/32	USD	75		50,842
4.95% (US Treasury Yield Curve Rate T 1 Year+2.75%), 06/01/42	USD	50		29,321
5.02%, 06/26/24	USD	125		118,048
5.71%, 01/15/26	USD	75		69,918
Intesa Sanpaolo SpA Reg S 3.93%, 09/15/26	EUR	100		95,469
5.88% (EUR Swap Annual 5 Year+5.75%), 03/04/29	EUR	100		99,156
Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/31/49 (o)	EUR	100		95,129
Leonardo SpA 4.88%, 03/24/25	EUR	50		50,184
Leonardo SpA Reg S
		Par (000’s	)	Value
Italy (continued)
1.50%, 06/07/24	EUR	100		$95,457
Poste Italiane SpA Reg S 2.62% (EUR Swap Annual 5 Year+2.68%), 3/24/2029 (o)	EUR	100		71,715
SACE SPA Reg S 3.88% (EUR Swap Annual 10 Year+3.19%), 02/10/49 (o)	EUR	100		84,973
Telecom Italia Finance SA 7.75%, 01/24/33	EUR	100		99,433
Telecom Italia SpA 5.25%, 03/17/55	EUR	100		70,237
Telecom Italia SpA 144A 5.30%, 05/30/24	USD	100		94,250
Telecom Italia SpA Reg S
1.62%, 01/18/29	EUR	100		71,727
2.38%, 10/12/27	EUR	100		80,306
2.75%, 04/15/25	EUR	100		90,723
3.00%, 09/30/25	EUR	100		89,741
3.62%, 01/19/24	EUR	100		96,371
3.62%, 05/25/26	EUR	100		88,457
4.00%, 04/11/24	EUR	100		96,416
Terna - Rete Elettrica Nazionale Reg S 2.38% (EUR Swap Annual 5 Year+2.12%), 11/9/2027 (o)	EUR	100		78,978
UniCredit SpA 144A 5.46% (US Treasury Yield Curve Rate T 5 Year+4.75%), 06/30/35	USD	75		55,948
UniCredit SpA Reg S 2.00% (EUR Swap Annual 5 Year+2.40%), 09/23/29	EUR	200		176,659
2.73% (EUR Swap Annual 5 Year+2.80%), 01/15/32	EUR	200		161,708
UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 12/31/49 (o)	EUR	100		96,862
Webuild SpA Reg S 1.75%, 10/26/24	EUR	100		84,079
				4,066,839
Japan: 1.5%
Rakuten Group, Inc. 144A 6.25% (US Treasury Yield Curve Rate T 5 Year+4.96%), 4/22/2031 (o) †	USD	150		102,607
SoftBank Group Corp. Reg S
3.12%, 09/19/25	EUR	100		87,595
4.75%, 09/19/24	USD	200		188,500
5.00%, 04/15/28	EUR	100		81,894
5.12%, 09/19/27	USD	200		168,750
6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 7/19/2027 (o)	USD	200		157,750
				787,096

See Notes to Financial Statements

52

		Par (000’s	)	Value
Jersey, Channel Islands: 0.6%
eG Global Finance Plc 144A 6.75%, 02/07/25	USD	200		$180,454
G City Europe Ltd. Reg S 3.00%, 09/11/25	EUR	100		83,686
Petrofac Ltd. 144A 9.75%, 11/15/26	USD	100		74,359
				338,499
Luxembourg: 5.2%
ADLER Group SA Reg S 2.25%, 01/14/29	EUR	100		42,051
AI Candelaria Spain SA 144A 7.50%, 12/15/28	USD	75		63,306
Albion Financing 1 Sarl / Aggreko Holdings, Inc. 144A 6.12%, 10/15/26	USD	100		85,634
Altice Financing SA 144A 5.00%, 01/15/28	USD	250		198,333
Altice Financing SA Reg S 3.00%, 01/15/28	EUR	100		75,851
Altice Finco SA Reg S 4.75%, 01/15/28	EUR	100		69,118
Altice France Holding SA 144A
6.00%, 02/15/28 †	USD	75		48,684
10.50%, 05/15/27	USD	50		39,072
Altice France Holding SA Reg S
4.00%, 02/15/28	EUR	100		61,943
8.00%, 05/15/27	EUR	100		72,397
Altice France SA 144A
5.50%, 01/15/28	USD	100		79,269
8.12%, 02/01/27	USD	100		91,700
Altice France SA Reg S 3.38%, 01/15/28	EUR	100		76,294
ARD Finance SA Reg S 5.00%, 06/30/27	EUR	100		67,921
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
4.12%, 08/15/26	USD	150		129,308
5.25%, 08/15/27 †	USD	125		88,061
Arena Luxembourg Finance Sarl Reg S 1.88%, 02/01/28	EUR	100		75,979
Cidron Aida Finco Sarl Reg S 5.00%, 04/01/28	EUR	100		77,996
Codere Finance 2 Luxembourg SA Reg S 11.00%, 09/30/26	EUR	26		23,705
Consolidated Energy Finance SA 144A 5.62%, 10/15/28	USD	100		84,134
CSN Resources SA 144A 4.62%, 06/10/31	USD	100		66,970
Energean Israel Finance Ltd. 144A Reg S 4.50%, 03/30/24	USD	35		33,524
		Par (000’s	)	Value
Luxembourg (continued)
4.88%, 03/30/26	USD	35		$31,588
5.38%, 03/30/28	USD	35		30,887
5.88%, 03/30/31	USD	35		29,750
Herens Midco Sarl Reg S 5.25%, 05/15/29	EUR	100		64,391
Kenbourne Invest SA 144A 4.70%, 01/22/28	USD	50		36,665
MC Brazil Downstream Trading Sarl 144A 7.25%, 06/30/31	USD	100		76,574
Millicom International Cellular SA 144A 4.50%, 04/27/31 †	USD	100		75,211
Minerva Luxembourg SA 144A 4.38%, 03/18/31	USD	125		95,147
Movida Europe SA 144A 5.25%, 02/08/31	USD	100		73,792
Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/24	EUR	100		92,776
Petrorio Luxembourg Trading Sarl 144A 6.12%, 06/09/26	USD	50		45,359
SES SA Reg S 5.62% (EUR Swap Annual 5 Year+5.40%), 12/29/49 (o)	EUR	100		97,343
Summer BC Holdco B Sarl Reg S 5.75%, 10/31/26	EUR	100		85,969
Telenet Finance Luxembourg Notes Sarl Reg S 3.50%, 03/01/28	EUR	100		86,054
TK Elevator Midco GmbH Reg S 4.38%, 07/15/27	EUR	100		84,037
TK Elevator US Newco, Inc. 144A 5.25%, 07/15/27	USD	100		89,902
				2,746,695
Malta: 0.1%
VistaJet Malta Finance Plc / XO Management Holding, Inc. 144A 6.38%, 02/01/30	USD	50		41,631
Mauritius: 0.6%
Azure Power Energy Ltd. 144A 3.58%, 08/19/26	USD	47		33,847
Greenko Power II Ltd. 144A 4.30%, 12/13/28	USD	147		113,451
HTA Group Ltd. 144A 7.00%, 12/18/25	USD	100		88,250
IHS Netherlands Holdco BV 144A 8.00%, 09/18/27	USD	100		78,169
				313,717

See Notes to Financial Statements

53

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Mexico: 4.1%
Axtel SAB de CV 144A 6.38%, 11/14/24	USD	82		$55,012
Cemex SAB de CV 144A
3.88%, 07/11/31	USD	75		57,281
5.20%, 09/17/30	USD	75		63,963
5.45%, 11/19/29	USD	100		87,466
7.38%, 06/05/27	USD	100		99,235
Grupo KUO SAB De CV 144A 5.75%, 07/07/27	USD	50		43,077
Nemak SAB de CV 144A 3.62%, 06/28/31	USD	100		72,896
Petroleos Mexicanos
4.25%, 01/15/25	USD	50		46,611
4.50%, 01/23/26	USD	50		44,145
4.88%, 01/18/24	USD	25		24,365
5.35%, 02/12/28 †	USD	75		59,905
5.50%, 06/27/44	USD	50		28,495
5.62%, 01/23/46	USD	50		28,117
5.95%, 01/28/31	USD	150		108,371
6.35%, 02/12/48	USD	50		28,827
6.38%, 01/23/45	USD	50		29,445
6.49%, 01/23/27	USD	50		43,648
6.50%, 03/13/27	USD	150		131,818
6.50%, 01/23/29 †	USD	50		40,253
6.50%, 06/02/41	USD	75		47,403
6.62%, 06/15/35	USD	100		69,613
6.62%, 06/15/38	USD	25		16,400
6.70%, 02/16/32	USD	100		75,791
6.75%, 09/21/47	USD	200		120,818
6.84%, 01/23/30	USD	75		59,988
6.88%, 10/16/25 †	USD	25		24,062
6.88%, 08/04/26	USD	100		92,689
6.95%, 01/28/60	USD	150		90,270
7.69%, 01/23/50	USD	275		179,645
Petroleos Mexicanos Reg S
3.75%, 11/16/25	GBP	100		96,652
4.88%, 02/21/28	EUR	100		76,629
Petróleos Mexicanos Reg S 5.50%, 02/24/25	EUR	25		24,668
Total Play Telecomunicaciones SA de CV 144A
6.38%, 09/20/28	USD	50		34,396
7.50%, 11/12/25	USD	50		42,368
Unifin Financiera SAB de CV 144A
7.00%, 01/15/25	USD	100		9,375
7.25%, 09/27/23	USD	100		10,250
				2,163,947
Morocco: 0.4%
OCP SA 144A
5.62%, 04/25/24	USD	150		148,954
6.88%, 04/25/44	USD	100		79,175
				228,129
Netherlands: 3.5%
ELM BV for Firmenich International SA Reg S
	Par (000’s		)	Value
Netherlands (continued)
3.75% (EUR Swap Annual 5 Year+4.39%), 6/3/2025 (o)	EUR	100		$90,954
Greenko Dutch BV 144A 3.85%, 03/29/26	USD	96		74,968
Koninklijke KPN NV Reg S 2.00% (EUR Swap Annual 5 Year+2.34%), 11/8/2024 (o)	EUR	100		90,436
Lincoln Financing Sarl Reg S 3.62%, 04/01/24	EUR	100		96,260
Naturgy Finance BV Reg S 3.38% (EUR Swap Annual 9 Year+3.08%), 12/29/49 (o)	EUR	100		95,978
Nobel Bidco BV Reg S 3.12%, 06/15/28	EUR	100		59,302
Petrobras Global Finance BV 5.50%, 06/10/51 †	USD	50		35,477
PPF Telecom Group BV Reg S 3.12%, 03/27/26	EUR	100		90,551
Repsol International Finance BV Reg S 4.25% (EUR Swap Annual 5 Year+4.41%), 9/11/2028 (o)	EUR	100		85,154
Saipem Finance International BV Reg S 2.63%, 01/07/25	EUR	100		93,023
Selecta Group BV Reg S 8.00%, 04/01/26	EUR	52		42,821
Telefonica Europe BV Reg S 2.38% (EUR Swap Annual 8 Year+2.62%), 2/12/2029 (o)	EUR	100		73,675
TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 3/1/2024 (o)	EUR	175		166,836
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	USD	100		88,375
5.12%, 05/09/29 †	USD	100		86,056
TMNL Holding BV Reg S 3.75%, 01/15/29	EUR	100		83,828
UPC Broadband Finco BV 144A 4.88%, 07/15/31	USD	100		84,221
VZ Vendor Financing II BV Reg S 2.88%, 01/15/29	EUR	100		73,268
Wintershall Dea Finance 2 BV Reg S 3.00% (EUR Swap Annual 5 Year+3.32%), 7/20/2028 (o)	EUR	100		73,931
Ziggo Bond Co. BV 144A
5.12%, 02/28/30	USD	50		39,692
6.00%, 01/15/27	USD	50		45,105
Ziggo Bond Co. BV Reg S 3.38%, 02/28/30	EUR	125		91,510
Ziggo BV 144A 4.88%, 01/15/30	USD	100		84,188
				1,845,609
Nigeria: 0.1%
SEPLAT Energy Plc 144A

See Notes to Financial Statements

54

	Par (000’s		)	Value
Nigeria (continued)
7.75%, 04/01/26	USD	100		$78,755
Norway: 0.3%
Adevinta ASA Reg S 2.62%, 11/15/25	EUR	100		92,164
Heimstaden Bostad AB Reg S 3.25% (EUR Swap Annual 5 Year+3.67%), 11/19/2024 (o)	EUR	125		89,223
				181,387
Oman: 0.6%
Lamar Funding Ltd. Reg S 3.96%, 05/07/25	USD	225		207,965
Oztel Holdings SPC Ltd. 144A 6.62%, 04/24/28 †	USD	100		98,445
				306,410
Peru: 0.6%
Banco Internacional del Peru SAA Interbank 144A 6.62% (ICE LIBOR USD 3 Month+5.76%), 03/19/29	USD	75		73,042
Hudbay Minerals, Inc. 144A 6.12%, 04/01/29	USD	25		20,758
Peru LNG Srl 144A 5.38%, 03/22/30	USD	100		78,865
Petroleos del Peru SA 144A
4.75%, 06/19/32	USD	100		73,900
5.62%, 06/19/47	USD	150		96,482
				343,047
Poland: 0.3%
Canpack SA / Canpack US LLC 144A 3.88%, 11/15/29	USD	100		79,613
Synthos SA Reg S 2.50%, 06/07/28	EUR	100		75,159
				154,772
Portugal: 0.5%
Banco Comercial Portugues SA Reg S 1.12% (Euribor 3 Month ACT/360+1.55%), 02/12/27	EUR	100		76,194
EDP - Energias de Portugal SA Reg S
1.88% (EUR Swap Annual 5 Year+2.38%), 08/02/81	EUR	100		82,026
4.50% (EUR Swap Annual 5 Year+4.29%), 04/30/79	EUR	100		96,799
				255,019
Romania: 0.2%
RCS & RDS SA Reg S 2.50%, 02/05/25	EUR	100		87,631
Saudi Arabia: 0.4%
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.75%, 02/15/25	USD	200		191,638
Singapore: 0.2%
Inkia Energy Ltd. 144A 5.88%, 11/09/27	USD	56		49,974
	Par (000’s		)	Value
Singapore (continued)
Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/33	USD	81		$72,045
				122,019
South Africa: 0.7%
Eskom Holdings SOC Ltd. 144A 7.12%, 02/11/25	USD	100		93,830
K2016470219 South Africa Ltd. 144A 3.00%, 12/31/22	USD	142		406
MTN Mauritius Investments Ltd. 144A 4.75%, 11/11/24	USD	100		96,233
Sasol Financing USA LLC 5.88%, 03/27/24	USD	200		195,754
				386,223
South Korea: 0.2%
Woori Bank 144A 4.25% (US Treasury Yield Curve Rate T 5 Year+2.66%), 10/4/2024 (o)	USD	100		87,375
Spain: 4.1%
Abanca Corp. Bancaria SA Reg S 6.12% (EUR Swap Annual 5 Year+5.93%), 01/18/29	EUR	100		96,065
Abengoa Abenewco 2 SA Reg S 1.50%, 10/26/24	USD	63		2,648
Abengoa SA 0.00%, 03/31/27 (s) ^	EUR	100		495
ACS Actividades de Construccion y Servicios SA Reg S 1.38%, 06/17/25	EUR	100		90,249
Banco de Credito Social Cooperativo SA Reg S 5.25% (EUR Swap Annual 5 Year+5.42%), 11/27/31,	EUR	100		74,281
Banco de Sabadell SA Reg S 1.75%, 05/10/24	EUR	100		94,339
5.38% (EUR Swap Annual 5 Year+5.10%), 12/12/28	EUR	100		97,314
5.62%, 05/06/26	EUR	100		95,651
Cellnex Finance Co. SA Reg S
1.25%, 01/15/29	EUR	100		76,414
1.50%, 06/08/28	EUR	100		79,976
2.00%, 09/15/32	EUR	100		70,294
2.00%, 02/15/33	EUR	100		68,764
Cellnex Telecom SA 1.88%, 06/26/29	EUR	100		77,944
Cellnex Telecom SA Reg S
1.75%, 10/23/30	EUR	100		73,623
2.38%, 01/16/24	EUR	100		97,580
Grifols SA Reg S
1.62%, 02/15/25 †	EUR	150		135,655
3.20%, 05/01/25	EUR	100		88,128

See Notes to Financial Statements

55

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
Spain (continued)
Ibercaja Banco SA Reg S 2.75% (EUR Swap Annual 5 Year+2.88%), 07/23/30	EUR	100		$81,045
Iccrea Banca SpA Reg S 4.12% (EUR Swap Annual 5 Year+4.34%), 11/28/29	EUR	100		89,199
Lorca Telecom Bondco SA Reg S 4.00%, 09/18/27	EUR	200		174,346
Repsol International Finance BV Reg S 4.50% (EUR Swap Annual 10 Year+4.20%), 03/25/75	EUR	125		118,602
Telefonica Europe BV Reg S 3.00% (EUR Swap Annual 5 Year+2.45%), 9/4/2023 (o)	EUR	100		95,569
3.88% (EUR Swap Annual 8 Year+2.97%), 6/22/2026 (o)	EUR	100		88,986
4.38% (EUR Swap Annual 6 Year+4.11%), 12/14/2024 (o)	EUR	100		94,808
5.88% (EUR Swap Annual 10 Year+4.30%), 03/31/49 (o)	EUR	100		98,674
				2,160,649
Sweden: 1.1%
Castellum AB Reg S 3.12% (EUR Swap Annual 5 Year+3.45%), 12/2/2026 (o)	EUR	100		55,038
Dometic Group AB Reg S 3.00%, 05/08/26	EUR	100		85,993
Heimstaden AB Reg S 4.38%, 03/06/27	EUR	100		71,210
Intrum AB Reg S
3.00%, 09/15/27	EUR	100		75,485
3.12%, 07/15/24	EUR	100		93,350
Samhallsbyggnadsbolaget i Norden AB Reg S 2.62% (EUR Swap Annual 5 Year+2.81%), 1/30/2025 (o)	EUR	100		34,778
Stena AB 144A 7.00%, 02/01/24	USD	100		94,451
Verisure Holding AB Reg S 3.25%, 02/15/27	EUR	100		84,308
				594,613
Switzerland: 0.4%
Dufry One BV Reg S 2.50%, 10/15/24	EUR	125		118,456
Techem Verwaltungsgesellschaft 675 mbH Reg S 2.00%, 07/15/25	EUR	100		91,585
				210,041
Tanzania: 0.1%
AngloGold Ashanti Holdings Plc 6.50%, 04/15/40	USD	40		33,733
	Par (000’s		)	Value
Thailand: 0.3%
Bangkok Bank PCL 144A 3.73% (US Treasury Yield Curve Rate T 5 Year+1.90%), 09/25/34	USD	200		$148,920
Trinidad and Tobago: 0.2%
Trinidad Generation Unlimited 144A 5.25%, 11/04/27	USD	100		95,293
Turkey: 1.9%
Akbank TAS 144A
5.12%, 03/31/25	USD	50		45,067
6.80%, 02/06/26 †	USD	50		45,491
Aydem Yenilenebilir Enerji AS 144A 7.75%, 02/02/27	USD	100		75,030
KOC Holding AS 144A 6.50%, 03/11/25	USD	50		47,541
TC Ziraat Bankasi AS 144A 5.38%, 03/02/26	USD	100		84,983
Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	USD	100		88,370
Turkcell Iletisim Hizmetleri AS 144A 5.80%, 04/11/28	USD	100		80,273
Turkiye Is Bankasi AS 144A 6.12%, 04/25/24	USD	150		145,920
Turkiye Sinai Kalkinma Bankasi AS 144A 6.00%, 01/23/25	USD	50		45,221
Turkiye Vakiflar Bankasi TAO 144A
5.25%, 02/05/25	USD	100		89,868
6.50%, 01/08/26	USD	100		88,414
Ulker Biskuvi Sanayi AS 144A 6.95%, 10/30/25	USD	100		70,332
Yapi ve Kredi Bankasi AS 144A 7.88% (US Treasury Yield Curve Rate T 5 Year+7.42%), 01/22/31	USD	100		88,831
				995,341
Ukraine: 0.2%
Kernel Holding SA 144A
6.50%, 10/17/24	USD	50		16,794
6.75%, 10/27/27	USD	50		16,475
Metinvest BV 144A 7.75%, 10/17/29	USD	100		41,350
NAK Naftogaz Ukraine via Kondor Finance Plc Reg S 7.12%, 07/19/24	EUR	100		18,252
				92,871
United Arab Emirates: 0.7%
DP World Salaam Reg S 6.00% (US Treasury Yield Curve Rate T 5 Year+5.75%), 10/1/2025 (o)	USD	200		194,289

See Notes to Financial Statements

56

	Par (000’s		)	Value
United Arab Emirates (continued)
GEMS Menasa Cayman Ltd. / GEMS Education Delaware LLC 144A 7.12%, 07/31/26	USD	100		$94,747
Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/25	USD	100		84,472
				373,508
United Kingdom: 10.6%
Aston Martin Capital Holdings Ltd. 144A 10.50%, 11/30/25	USD	50		48,056
B&M European Value Retail SA Reg S 3.62%, 07/15/25	GBP	100		99,160
BCP V Modular Services Finance II Plc Reg S 4.75%, 11/30/28	EUR	100		81,902
Bellis Acquisition Co. Plc Reg S 3.25%, 02/16/26	GBP	200		188,236
Bidvest Group UK Plc 144A 3.62%, 09/23/26	USD	100		84,853
British American Tobacco Plc Reg S
3.00% (EUR Swap Annual 5 Year+3.37%), 12/27/2027 (o)	EUR	100		74,407
3.75% (EUR Swap Annual 5 Year+3.95%), 6/27/2029 (o)	EUR	100		68,962
British Telecommunications Plc Reg S
1.87% (EUR Swap Annual 5 Year+2.13%), 08/18/80	EUR	100		84,007
Connect Finco Sarl / Connect US Finco LLC 144A 6.75%, 10/01/26	USD	100		94,165
Constellation Automotive Financing Plc Reg S 4.88%, 07/15/27	GBP	100		74,262
Co-operative Group Ltd. Reg S 5.12%, 05/17/24	GBP	100		107,456
Deuce Finco Plc Reg S 5.50%, 06/15/27	GBP	100		88,594
Drax Finco Plc 144A 6.62%, 11/01/25	USD	100		93,136
Garfunkelux Holdco 3 SA Reg S 6.75%, 11/01/25	EUR	100		71,166
Heathrow Finance Plc Reg S 4.38%, 03/01/27 (s)	GBP	100		92,943
Iceland Bondco Plc Reg S 4.62%, 03/15/25	GBP	100		91,593
INEOS Finance Plc Reg S 2.88%, 05/01/26	EUR	100		88,255
INEOS Quattro Finance 2 Plc Reg S 2.50%, 01/15/26	EUR	100		82,871
	Par (000’s		)	Value
United Kingdom (continued)
INEOS Styrolution Group GmbH Reg S 2.25%, 01/16/27	EUR	100		$78,423
International Consolidated Airlines Group SA Reg S 1.50%, 07/04/27	EUR	100		72,767
Jaguar Land Rover Automotive Plc 144A
5.88%, 01/15/28	USD	100		74,210
7.75%, 10/15/25	USD	100		92,480
Jerrold Finco Plc Reg S 4.88%, 01/15/26	GBP	100		95,706
Market Bidco Finco Plc Reg S 5.50%, 11/04/27	GBP	100		87,865
Marks & Spencer Plc Reg S 6.00%, 06/12/25	GBP	100		107,278
Motion Bondco DAC 144A 6.62%, 11/15/27	USD	100		83,798
Neptune Energy Bondco Plc 144A 6.62%, 05/15/25	USD	100		97,341
Nexi SpA Reg S 1.75%, 10/31/24	EUR	200		192,976
NGG Finance Plc Reg S
2.12% (EUR Swap Annual 5 Year+2.53%), 09/05/82	EUR	100		79,439
5.62% (GBP Swap 12 Year+3.48%), 06/18/73	GBP	100		105,175
Nomad Foods Bondco Plc Reg S 2.50%, 06/24/28	EUR	100		79,676
Paysafe Finance Plc / Paysafe Holdings US Corp. 144A 4.00%, 06/15/29 †	USD	100		71,645
Pinewood Finance Co. Ltd. Reg S 3.25%, 09/30/25	GBP	100		100,860
Pinnacle Bidco Plc Reg S 5.50%, 02/15/25	EUR	100		89,808
Punch Finance Plc Reg S 6.12%, 06/30/26	GBP	100		100,763
Rolls-Royce Plc Reg S
0.88%, 05/09/24	EUR	100		92,844
1.62%, 05/09/28	EUR	100		74,257
5.75%, 10/15/27	GBP	100		99,516
Sherwood Financing Plc Reg S 4.50%, 11/15/26	EUR	100		69,827
Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (o)	USD	100		95,133
Stonegate Pub Co. Financing 2019 Plc Reg S 8.00%, 07/13/25	GBP	100		104,197
Summer BidCo BV Reg S 9.00%, 11/15/25	EUR	110		81,734
TalkTalk Telecom Group Ltd. Reg S

See Notes to Financial Statements

57

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s		)	Value
United Kingdom (continued)
3.88%, 02/20/25	GBP	100		$91,676
The Weir Group Plc 144A 2.20%, 05/13/26	USD	100		85,637
Tullow Oil Plc 144A 10.25%, 05/15/26	USD	100		85,339
United Group BV Reg S 4.88%, 07/01/24	EUR	100		94,633
UPC Holding BV 144A 5.50%, 01/15/28	USD	100		87,899
Vedanta Resources Finance II Plc 144A 8.95%, 03/11/25	USD	100		63,268
Victoria Plc Reg S 3.62%, 08/24/26	EUR	100		77,201
Virgin Media Finance Plc 144A 5.00%, 07/15/30	USD	50		40,163
Virgin Media Secured Finance Plc 144A 5.50%, 05/15/29	USD	100		91,061
Virgin Media Secured Finance Plc Reg S
4.25%, 01/15/30	GBP	100		92,108
5.00%, 04/15/27	GBP	100		105,459
Vmed O2 UK Financing I Plc 144A 4.25%, 01/31/31	USD	100		79,708
Vmed O2 UK Financing I Plc Reg S
3.25%, 01/31/31	EUR	100		81,046
4.00%, 01/31/29	GBP	100		94,275
Vodafone Group Plc
4.12% (US Treasury Yield Curve Rate T 5 Year+2.77%), 06/04/81	USD	150		106,762
7.00% (USD Swap Semi 30/360 5 Year+4.87%), 04/04/79	USD	200		190,446
Vodafone Group Plc Reg S
3.10% (EUR Swap Annual 5 Year+2.67%), 01/03/79	EUR	125		120,005
6.25% (USD Swap Semi 30/360 5 Year+3.05%), 10/03/78	USD	200		191,964
				5,620,392
United States: 3.5%
AES Andes SA 144A 7.12% (USD Swap Semi 30/360 5 Year+4.64%), 03/26/79	USD	100		82,222
Burford Capital Global Finance LLC 144A 6.25%, 04/15/28	USD	100		87,208
Cirsa Finance International Sarl 144A 6.25%, 12/20/23	EUR	127		126,041
DEMIRE Deutsche Mittelstand Real Estate AG Reg S
	Par (000’s		)	Value
United States (continued)
1.88%, 10/15/24	EUR	100		$65,215
Energia Group NI FinanceCo Plc/Energia Group ROI Holdings DAC Reg S 4.00%, 09/15/25	EUR	100		90,613
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 144A 5.38%, 12/30/30	USD	100		51,244
Garda World Security Corp. 144A 4.62%, 02/15/27	USD	75		66,807
Guacolda Energia SA 144A 4.56%, 04/30/25	USD	100		31,744
Kronos Acquisition Holdings, Inc. / KIK Custom Products Inc 144A 7.00%, 12/31/27 †	USD	75		63,111
LCPR Senior Secured Financing DAC 144A 6.75%, 10/15/27	USD	180		168,070
Lottomatica SpA Reg S 6.25%, 07/15/25	EUR	100		94,070
MGM China Holdings Ltd. 144A 5.88%, 05/15/26 †	USD	200		153,897
Mong Duong Finance Holdings BV 144A 5.12%, 05/07/29	USD	100		69,660
Open Text Holdings, Inc. 144A 4.12%, 02/15/30	USD	50		39,930
Q-Park Holding I BV Reg S 2.00%, 03/01/27	EUR	100		78,574
Resolute Forest Products, Inc. 144A 4.88%, 03/01/26 †	USD	25		24,714
SCIL IV LLC / SCIL USA Holdings LLC Reg S 4.38%, 11/01/26	EUR	100		78,944
Sigma Holdco BV Reg S 5.75%, 05/15/26	EUR	100		60,587
Stillwater Mining Co. 144A 4.00%, 11/16/26	USD	100		82,552
Telesat Canada / Telesat LLC 144A
4.88%, 06/01/27	USD	50		22,059
6.50%, 10/15/27	USD	50		17,507
Verisure Holding AB Reg S 3.88%, 07/15/26	EUR	150		133,038
Wynn Macau Ltd. 144A
5.12%, 12/15/29	USD	100		60,739
5.50%, 01/15/26 †	USD	100		69,500
5.50%, 10/01/27	USD	50		32,354
				1,850,400
Uzbekistan: 0.1%
Uzbekneftegaz JSC 144A 4.75%, 11/16/28	USD	50		37,884

See Notes to Financial Statements

58

	Par (000’s		)	Value
Zambia: 0.6%
First Quantum Minerals Ltd. 144A
6.50%, 03/01/24	USD	100		$98,282
6.88%, 03/01/26	USD	100		94,092
6.88%, 10/15/27	USD	50		46,584
7.50%, 04/01/25	USD	100		97,121
				336,079
Total Corporate Bonds (Cost: $67,084,203)				51,535,578

GOVERNMENT OBLIGATIONS: 0.2%
Turkey: 0.2%
Turkiye Ihracat Kredi Bankasi AS 144A
6.12%, 05/03/24	USD	100		93,984
8.25%, 01/24/24	USD	25		24,662
Total Government Obligations (Cost: $121,671)				118,646
	Number of Shares	Value
COMMON STOCK: 0.0% (Cost: $5,620)
Canada: 0.0%
Secure Energy Services, Inc. (CAD)	1,259	$6,599

Total Investments Before Collateral for Securities Loaned: 97.7% (Cost: $67,211,494)		51,660,823

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.0%
Money Market Fund: 4.0% (Cost: $2,087,310)
State Street Navigator Securities Lending Government Money Market Portfolio	2,087,310	2,087,310
Total Investments: 101.7% (Cost: $69,298,804)		53,748,133
Liabilities in excess of other assets: (1.7)%		(922,842)
NET ASSETS: 100.0%		$52,825,291

Definitions:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $2,200,550.
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
(o)	Perpetual Maturity — the date shown is the next call date
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
(d)	Security in default
^	Zero Coupon Bond
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $20,706,809, or 39.2% of net assets.

See Notes to Financial Statements

59

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
	0.1%	$56,292
Basic Materials	7.5	3,885,164
Consumer Cyclicals	7.5	3,879,687
Consumer Non-Cyclicals	4.3	2,204,724
Energy	11.6	5,978,379
Financials	31.1	16,094,530
Healthcare	3.5	1,805,751
Industrials	12.9	6,652,826
Institutions, Associations & Organizations	0.4	225,154
Real Estate	1.5	794,442
Technology	12.9	6,645,646
Utilities	6.7	3,438,228
	100.0%	$51,660,823

See Notes to Financial Statements

60

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$487,530	$—	$487,530
Australia	—	416,401	—	416,401
Austria	—	89,482	—	89,482
Belgium	—	318,085	—	318,085
Bermuda	—	104,494	—	104,494
Brazil	—	3,694,950	—	3,694,950
British Virgin Islands	—	22,746	—	22,746
Bulgaria	—	88,035	—	88,035
Burkina Faso	—	16,787	—	16,787
Canada	—	3,907,379	0	3,907,379
Cayman Islands	—	255,557	—	255,557
Chile	—	207,974	—	207,974
China	—	1,210,591	—	1,210,591
Colombia	—	1,264,784	—	1,264,784
Costa Rica	—	68,059	—	68,059
Cyprus	—	131,080	—	131,080
Czech Republic	—	316,203	—	316,203
Finland	—	455,704	—	455,704
France	—	4,346,784	—	4,346,784
Germany	—	2,754,605	—	2,754,605
Ghana	—	148,973	—	148,973
Greece	—	512,569	—	512,569
Guatemala	—	88,202	—	88,202
Hong Kong	—	369,115	—	369,115
Hungary	—	89,314	—	89,314
India	—	957,882	—	957,882
Indonesia	—	381,167	—	381,167
Ireland	—	614,253	—	614,253
Israel	—	940,711	—	940,711
Italy	—	4,066,839	—	4,066,839
Japan	—	787,096	—	787,096
Jersey, Channel Islands	—	338,499	—	338,499
Luxembourg	—	2,746,695	—	2,746,695
Malta	—	41,631	—	41,631
Mauritius	—	313,717	—	313,717
Mexico	—	2,163,947	—	2,163,947
Morocco	—	228,129	—	228,129
Netherlands	—	1,845,609	—	1,845,609
Nigeria	—	78,755	—	78,755
Norway	—	181,387	—	181,387
Oman	—	306,410	—	306,410
Peru	—	343,047	—	343,047
Poland	—	154,772	—	154,772
Portugal	—	255,019	—	255,019
Romania	—	87,631	—	87,631
Saudi Arabia	—	191,638	—	191,638
Singapore	—	122,019	—	122,019
South Africa	—	386,223	—	386,223
South Korea	—	87,375	—	87,375
Spain	—	2,160,649	—	2,160,649
Sweden	—	594,613	—	594,613
Switzerland	—	210,041	—	210,041
Tanzania	—	33,733	—	33,733
Thailand	—	148,920	—	148,920
Trinidad and Tobago	—	95,293	—	95,293

See Notes to Financial Statements

61

VANECK INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Turkey	$—	$995,341	$—	$995,341
Ukraine	—	92,871	—	92,871
United Arab Emirates	—	373,508	—	373,508
United Kingdom	—	5,620,392	—	5,620,392
United States	—	1,850,400	—	1,850,400
Uzbekistan	—	37,884	—	37,884
Zambia	—	336,079	—	336,079
Government Obligations *	—	118,646	—	118,646
Common Stock *	6,599	—	—	6,599
Money Market Fund	2,087,310	—	—	2,087,310
Total Investments	$2,093,909	$51,654,224	$0	$53,748,133

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

62

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 4.3%
Colombia: 0.0%
Empresas Publicas de Medellin ESP Reg S 7.62%, 09/10/24	COP	3,596,000		$645,678
Mexico: 0.1%
Petroleos Mexicanos Reg S 7.19%, 09/12/24	MXN	26,405		1,212,253
South Africa: 0.2%
Eskom Holdings SOC Ltd.
0.01%, 08/18/27	ZAR	82,205		2,128,401
7.50%, 09/15/33	ZAR	11,000		422,608
7.85%, 04/02/26	ZAR	24,350		1,252,633
Transnet SOC Ltd.
9.50%, 08/19/25	ZAR	21,000		1,134,133
13.50%, 04/18/28	ZAR	4,950		298,616
				5,236,391
Supranational: 3.0%
European Bank for Reconstruction & Development 0.25%, 11/20/23	PLN	8,320		1,585,685
European Investment Bank
7.75%, 01/30/25	MXN	25,200		1,201,929
8.12%, 12/21/26	ZAR	201,245		10,979,091
European Investment Bank 144A 5.75%, 01/24/25	IDR	51,750,000		3,246,423
European Investment Bank Reg S
2.75%, 08/25/26	PLN	36,215		6,191,696
3.00%, 05/24/24	PLN	50,577		9,636,476
8.00%, 05/05/27	ZAR	17,510		939,504
Inter-American Development Bank
7.50%, 12/05/24	MXN	244,925		11,438,635
7.88%, 03/14/23	IDR	19,170,000		1,232,362
Inter-American Development Bank Reg S 7.70%, 02/12/24	MXN	52,500		2,503,728
International Bank for Reconstruction & Development
2.00%, 07/23/25	PHP	35,400		535,789
7.25%, 03/15/24	IDR	32,100,000		2,061,624
International Finance Corp.
7.00%, 02/14/24	BRL	1,800		324,170
7.00%, 07/20/27	MXN	174,850		7,807,424
7.25%, 02/02/24	MXN	26,880		1,272,700
7.50%, 01/18/28	MXN	110,430		5,056,586
7.75%, 01/18/30	MXN	153,580		6,779,525
8.00%, 10/09/23	IDR	17,500,000		1,133,699
8.00%, 07/27/27	ZAR	2,970		158,152
		Par (000’s	)	Value
Supranational (continued)
International Finance Corp. Reg S 8.38%, 05/31/29	MXN	115,840		$5,378,515
				79,463,713
United Kingdom: 0.3%
European Bank for Reconstruction & Development 12.50%, 02/09/23	TRY	8,100		413,029
European Bank for Reconstruction & Development Reg S 5.08%, 12/15/25	MXN	178,920		7,735,837
				8,148,866
United States: 0.7%
International Bank for Reconstruction & Development
6.65%, 07/30/24	MXN	195,000		9,308,026
13.25%, 02/22/23	TRY	31,540		1,587,266
International Finance Corp. 5.75%, 03/02/23	MXN	115,610		5,729,267
				16,624,559
Total Corporate Bonds (Cost: $136,290,713)				111,331,460

GOVERNMENT OBLIGATIONS: 93.1%
Brazil: 9.7%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/24 ^	BRL	367,460		60,840,129
0.00%, 07/01/24 ^	BRL	113,260		17,841,411
0.00%, 07/01/25 ^	BRL	165,070		23,497,225
0.00%, 01/01/26 ^	BRL	164,500		21,983,068
0.00%, 07/01/23 ^	BRL	261,500		45,822,628
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/25	BRL	146,125		26,923,849
10.00%, 01/01/27	BRL	154,190		27,852,240
10.00%, 01/01/29	BRL	98,240		17,335,422
10.00%, 01/01/31	BRL	52,660		9,095,373
10.00%, 01/01/33	BRL	17,190		2,978,273
Brazilian Government International Bond
8.50%, 01/05/24	BRL	4,670		839,456
10.25%, 01/10/28	BRL	7,380		1,310,475
				256,319,549
Chile: 3.4%
Bonos de la Tesoreria de la Republica de Chile
2.50%, 03/01/25	CLP	22,475,000		21,419,610
4.50%, 03/01/26	CLP	14,565,000		14,352,513
5.00%, 03/01/35	CLP	16,500,000		15,460,593
6.00%, 01/01/43	CLP	13,585,000		13,809,730
Bonos de la Tesoreria de la Republica de Chile 144A Reg S

See Notes to Financial Statements

63

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Chile (continued)
2.30%, 10/01/28	CLP	3,920,000		$3,279,834
4.70%, 09/01/30	CLP	15,470,000		14,578,864
5.00%, 10/01/28	CLP	6,285,000		6,125,539
				89,026,683
China: 10.3%
Asian Infrastructure Investment Bank Reg S 4.50%, 11/03/23	MXN	277,750		13,009,430
China Government Bond
1.99%, 04/09/25	CNY	86,650		11,815,747
2.18%, 08/25/25	CNY	29,500		4,041,174
2.24%, 05/25/25	CNY	3,700		507,734
2.26%, 02/24/25	CNY	28,960		3,977,741
2.36%, 07/02/23	CNY	47,860		6,584,438
2.37%, 01/20/27	CNY	18,410		2,520,079
2.47%, 09/02/24	CNY	53,000		7,308,314
2.48%, 04/15/27	CNY	18,120		2,488,205
2.50%, 07/25/27	CNY	8,720		1,198,638
2.60%, 09/01/32	CNY	19,440		2,653,544
2.62%, 09/25/29	CNY	14,400		1,968,867
2.68%, 05/21/30	CNY	63,520		8,711,507
2.69%, 08/12/26	CNY	45,650		6,329,207
2.69%, 08/15/32	CNY	42,800		5,878,183
2.75%, 06/15/29	CNY	8,730		1,204,641
2.75%, 02/17/32	CNY	47,160		6,476,916
2.76%, 05/15/32	CNY	28,320		3,901,666
2.80%, 03/24/29	CNY	40,870		5,660,265
2.84%, 04/08/24	CNY	56,420		7,819,034
2.85%, 06/04/27	CNY	107,800		15,043,104
2.88%, 11/05/23	CNY	62,040		8,579,611
2.89%, 11/18/31	CNY	34,580		4,807,074
2.91%, 10/14/28	CNY	52,370		7,306,299
2.94%, 10/17/24	CNY	43,320		6,043,784
3.01%, 05/13/28	CNY	53,360		7,496,602
3.02%, 10/22/25	CNY	72,820		10,211,109
3.02%, 05/27/31	CNY	56,270		7,905,408
3.03%, 03/11/26	CNY	53,490		7,509,458
3.12%, 12/05/26	CNY	62,420		8,805,346
3.13%, 11/21/29	CNY	46,240		6,545,355
3.19%, 04/11/24	CNY	46,780		6,540,201
3.22%, 12/06/25	CNY	42,740		6,030,680
3.25%, 06/06/26	CNY	59,590		8,434,011
3.25%, 11/22/28	CNY	41,240		5,882,393
3.27%, 11/19/30	CNY	65,890		9,404,723
3.28%, 12/03/27	CNY	58,120		8,281,300
3.29%, 10/18/23	CNY	27,470		3,824,032
3.29%, 05/23/29	CNY	60,330		8,628,431
3.32%, 04/15/52	CNY	6,280		896,431
3.53%, 10/18/51	CNY	15,280		2,255,269
3.72%, 04/12/51	CNY	37,290		5,658,738
3.81%, 09/14/50	CNY	71,340		10,999,173
				271,143,862
Colombia: 3.9%
Colombia Government International Bond 9.85%, 06/28/27	COP	4,334,000		770,796
Colombian TES 5.75%, 11/03/27	COP	51,250,000		7,619,469
		Par (000’s	)	Value
Colombia (continued)
6.00%, 04/28/28	COP	78,658,100		$11,505,530
6.25%, 11/26/25	COP	49,110,000		8,378,517
6.25%, 07/09/36	COP	33,635,000		3,747,893
7.00%, 03/26/31	COP	74,931,000		10,299,758
7.00%, 06/30/32	COP	70,341,700		9,308,403
7.25%, 10/18/34	COP	69,218,500		8,877,439
7.25%, 10/26/50	COP	48,979,000		5,382,521
7.50%, 08/26/26	COP	75,288,700		12,779,581
7.75%, 09/18/30	COP	54,094,100		7,950,088
9.25%, 05/28/42	COP	41,510,000		5,889,857
10.00%, 07/24/24	COP	47,286,800		9,312,819
Financiera de Desarrollo Territorial SA Findeter Reg S 7.88%, 08/12/24	COP	12,300,000		2,253,732
				104,076,403
Czech Republic: 4.7%
Czech Republic Government Bond
0.01%, 12/12/24	CZK	78,710		2,815,316
0.05%, 11/29/29	CZK	131,180		3,548,235
0.25%, 02/10/27	CZK	248,240		7,887,968
0.45%, 10/25/23	CZK	211,650		8,039,429
1.20%, 03/13/31	CZK	229,340		6,462,472
1.25%, 02/14/25	CZK	230,470		8,341,193
1.50%, 04/24/40	CZK	89,810		1,977,005
1.75%, 06/23/32	CZK	219,320		6,259,810
2.00%, 10/13/33	CZK	284,040		8,015,880
2.75%, 07/23/29	CZK	254,720		8,511,576
3.50%, 05/30/35	CZK	60,030		1,948,444
5.00%, 09/30/30	CZK	82,330		3,140,895
5.50%, 12/12/28	CZK	72,930		2,877,971
6.00%, 02/26/26	CZK	158,580		6,382,738
Czech Republic Government Bond Reg S
0.95%, 05/15/30	CZK	273,430		7,787,599
1.00%, 06/26/26	CZK	272,370		9,208,346
2.40%, 09/17/25	CZK	278,430		10,176,893
2.50%, 08/25/28	CZK	270,190		9,109,556
4.20%, 12/04/36	CZK	139,470		4,797,156
5.70%, 05/25/24	CZK	153,150		6,141,618
				123,430,100
Dominican Republic: 1.2%
Dominican Republic International Bond 144A 9.75%, 06/05/26	DOP	1,083,600		19,186,035
Dominican Republic International Bond Reg S
8.90%, 02/15/23	DOP	345,690		6,361,175
9.75%, 06/05/26	DOP	353,190		6,253,522
				31,800,732
Egypt: 2.5%
Egypt Government Bond
13.54%, 01/14/25	EGP	68,196		2,508,873
14.06%, 01/12/26	EGP	271,850		9,673,983

See Notes to Financial Statements

64

		Par (000’s	)	Value
Egypt (continued)
14.29%, 01/05/28	EGP	119,540		$4,052,232
14.35%, 09/10/24	EGP	177,305		6,739,605
14.37%, 10/20/25	EGP	268,459		9,722,554
14.40%, 09/10/29	EGP	77,310		2,582,449
14.48%, 04/06/26	EGP	202,700		7,249,750
14.53%, 09/14/24	EGP	209,260		7,987,149
14.56%, 07/06/26	EGP	88,089		3,147,824
14.56%, 10/13/27	EGP	157,120		5,412,194
14.66%, 10/06/30	EGP	91,730		3,057,029
16.10%, 05/07/29	EGP	82,280		3,162,244
				65,295,886
Hungary: 3.7%
Hungary Government Bond
1.00%, 11/26/25 †	HUF	4,063,960		7,134,554
1.50%, 08/23/23 †	HUF	1,051,950		2,339,012
1.50%, 04/22/26		4,126,180		7,075,718
1.50%, 08/26/26 †	HUF	2,484,820		4,130,799
2.00%, 05/23/29 †	HUF	2,928,980		4,289,959
2.25%, 04/20/33 †	HUF	4,162,530		5,156,152
2.25%, 06/22/34 †	HUF	1,265,950		1,521,000
2.50%, 10/24/24	HUF	3,377,830		6,674,921
2.75%, 12/22/26	HUF	2,993,270		5,103,891
3.00%, 06/26/24	HUF	2,485,570		5,110,708
3.00%, 10/27/27	HUF	3,967,400		6,582,074
3.00%, 08/21/30	HUF	3,757,160		5,647,847
3.00%, 10/27/38	HUF	2,874,220		3,327,209
3.00%, 04/25/41	HUF	1,575,330		1,720,905
3.25%, 10/22/31 †	HUF	4,940,750		7,235,921
4.50%, 03/23/28	HUF	1,866,900		3,270,249
4.75%, 11/24/32 †	HUF	1,767,210		2,851,371
5.50%, 06/24/25		3,792,710		7,646,049
6.00%, 11/24/23	HUF	2,806,910		6,299,348
6.75%, 10/22/28 †	HUF	2,072,060		4,084,424
				97,202,111
Indonesia: 9.5%
Indonesia Treasury Bond
5.12%, 04/15/27	IDR	56,655,000		3,361,905
5.50%, 04/15/26	IDR	173,910,000		10,625,263
6.12%, 05/15/28	IDR	165,911,000		10,033,055
6.25%, 06/15/36	IDR	68,820,000		3,920,721
6.38%, 04/15/32	IDR	93,910,000		5,569,635
6.38%, 07/15/37	IDR	23,540,000		1,352,484
6.50%, 06/15/25	IDR	191,900,000		12,181,575
6.50%, 02/15/31	IDR	198,520,000		11,903,309
6.62%, 05/15/33	IDR	117,403,000		6,942,565
7.00%, 05/15/27	IDR	233,138,000		14,814,707
7.00%, 09/15/30	IDR	201,895,000		12,554,575
7.00%, 02/15/33	IDR	32,265,000		1,979,092
7.12%, 06/15/42	IDR	85,790,000		5,238,952
7.50%, 08/15/32	IDR	130,880,000		8,351,398
7.50%, 06/15/35	IDR	166,980,000		10,605,358
7.50%, 05/15/38	IDR	85,590,000		5,453,396
7.50%, 04/15/40	IDR	221,100,000		13,981,146
8.12%, 05/15/24	IDR	115,890,000		7,572,842
8.25%, 05/15/29	IDR	134,330,000		8,976,835
8.25%, 06/15/32	IDR	114,184,000		7,692,843
8.25%, 05/15/36	IDR	135,465,000		9,045,128
		Par (000’s	)	Value
Indonesia (continued)
8.38%, 03/15/24	IDR	146,673,000		$9,599,312
8.38%, 09/15/26	IDR	192,517,000		12,816,775
8.38%, 03/15/34	IDR	195,514,000		13,254,088
8.38%, 04/15/39	IDR	76,360,000		5,181,807
8.75%, 05/15/31	IDR	89,877,000		6,203,083
9.00%, 03/15/29	IDR	126,882,000		8,777,574
9.50%, 07/15/31	IDR	47,101,000		3,399,667
10.50%, 08/15/30	IDR	29,352,000		2,191,643
11.00%, 09/15/25	IDR	27,392,000		1,936,222
Perusahaan Penerbit SBSN
4.88%, 07/15/26	IDR	17,160,000		1,022,171
6.38%, 03/15/34	IDR	10,700,000		618,905
6.62%, 10/15/24	IDR	25,120,000		1,635,326
8.25%, 09/15/23	IDR	34,639,000		2,274,444
8.75%, 08/15/23	IDR	19,970,000		1,309,272
8.88%, 11/15/31	IDR	92,180,000		6,597,024
				248,974,097
Malaysia: 7.3%
Malaysia Government Bond
2.63%, 04/15/31	MYR	31,069		5,690,904
3.48%, 06/14/24	MYR	39,703		8,403,479
3.50%, 05/31/27	MYR	25,789		5,315,342
3.58%, 07/15/32	MYR	12,385		2,459,516
3.73%, 06/15/28	MYR	35,957		7,369,515
3.76%, 05/22/40	MYR	39,205		7,166,886
3.80%, 08/17/23	MYR	15,428		3,288,566
3.83%, 07/05/34	MYR	27,990		5,475,068
3.88%, 03/14/25	MYR	17,034		3,609,293
3.88%, 08/15/29	MYR	31,789		6,518,145
3.90%, 11/30/26	MYR	37,076		7,815,286
3.90%, 11/16/27	MYR	24,859		5,186,510
3.91%, 07/15/26	MYR	17,375		3,667,022
3.96%, 09/15/25	MYR	29,801		6,314,746
4.06%, 09/30/24	MYR	16,842		3,607,221
4.07%, 06/15/50	MYR	41,204		7,548,311
4.18%, 07/15/24	MYR	11,220		2,408,877
4.25%, 05/31/35	MYR	23,711		4,813,493
4.50%, 04/30/29	MYR	9,080		1,944,644
4.70%, 10/15/42	MYR	11,020		2,296,906
4.76%, 04/07/37	MYR	37,019		7,920,950
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	40,818		8,345,275
3.45%, 07/15/36	MYR	34,139		6,267,378
3.46%, 10/15/30	MYR	42,150		8,381,203
3.65%, 10/15/24	MYR	32,515		6,881,509
3.73%, 03/31/26	MYR	35,146		7,375,133
3.99%, 10/15/25	MYR	17,045		3,621,138
4.09%, 11/30/23	MYR	11,254		2,404,158
4.13%, 08/15/25	MYR	50,967		10,881,888
4.13%, 07/09/29	MYR	25,615		5,358,229
4.19%, 10/07/32	MYR	22,715		4,705,995
4.26%, 07/26/27	MYR	17,616		3,743,591
4.37%, 10/31/28	MYR	38,654		8,213,173
4.42%, 09/30/41	MYR	30,652		6,043,007
				191,042,357

See Notes to Financial Statements

65

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Mexico: 5.3%
Mexican Bonos
5.00%, 03/06/25	MXN	129,879		$5,838,248
5.50%, 03/04/27	MXN	120,787		5,156,626
5.75%, 03/05/26	MXN	420,145		18,673,497
7.50%, 06/03/27	MXN	263,938		12,175,455
7.75%, 05/29/31	MXN	482,484		21,420,643
7.75%, 11/23/34	MXN	121,007		5,193,020
7.75%, 11/13/42	MXN	341,630		13,894,881
8.00%, 12/07/23	MXN	16,816		824,317
8.00%, 09/05/24	MXN	45,846		2,221,889
8.00%, 11/07/47	MXN	369,596		15,264,483
8.00%, 07/31/53	MXN	64,893		2,661,556
8.50%, 05/31/29	MXN	226,873		10,707,727
8.50%, 11/18/38	MXN	311,534		13,842,298
10.00%, 12/05/24	MXN	108,583		5,447,449
10.00%, 11/20/36	MXN	104,373		5,289,073
				138,611,162
Peru: 3.5%
Peru Government Bond
5.35%, 08/12/40	PEN	30,159		5,364,428
5.40%, 08/12/34	PEN	41,156		7,980,317
5.70%, 08/12/24	PEN	23,703		5,804,156
5.94%, 02/12/29	PEN	59,330		13,361,359
6.15%, 08/12/32	PEN	55,770		11,930,137
6.35%, 08/12/28	PEN	55,378		12,922,219
6.90%, 08/12/37	PEN	53,164		11,463,015
6.95%, 08/12/31	PEN	53,700		12,394,568
8.20%, 08/12/26	PEN	44,045		11,410,692
				92,630,891
Philippines: 1.2%
Philippine Government International Bond 6.25%, 01/14/36	PHP	2,018,500		31,670,738
Poland: 4.7%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	65,188		10,010,426
0.75%, 04/25/25	PLN	56,672		9,856,000
1.25%, 10/25/30	PLN	65,694		8,308,559
1.75%, 04/25/32	PLN	53,343		6,477,049
2.25%, 10/25/24	PLN	68,434		12,786,223
2.50%, 04/25/24	PLN	10,048		1,943,580
2.50%, 07/25/26	PLN	53,635		9,117,337
2.50%, 07/25/27	PLN	61,136		9,891,748
2.75%, 04/25/28	PLN	67,686		10,885,851
2.75%, 10/25/29	PLN	90,576		13,573,159
3.25%, 07/25/25 †	PLN	71,337		13,045,595
3.75%, 05/25/27	PLN	48,425		8,346,128
4.00%, 10/25/23	PLN	42,070		8,528,007
				122,769,662
Romania: 3.9%
Romania Government Bond
2.50%, 10/25/27	RON	25,595		3,833,265
3.25%, 04/29/24	RON	33,000		6,152,616
3.25%, 06/24/26	RON	32,925		5,477,695
3.65%, 07/28/25 †	RON	34,015		5,999,557
3.65%, 09/24/31	RON	36,835		5,053,956
		Par (000’s	)	Value
Romania (continued)
3.70%, 11/25/24	RON	31,570		$5,755,845
4.00%, 10/25/23 †	RON	31,235		6,043,807
4.15%, 01/26/28	RON	32,595		5,239,503
4.15%, 10/24/30	RON	34,670		5,085,950
4.25%, 06/28/23	RON	27,885		5,465,729
4.40%, 09/25/23	RON	31,740		6,185,539
4.50%, 06/17/24 †	RON	34,660		6,538,327
4.75%, 02/24/25	RON	32,305		5,938,541
4.75%, 10/11/34	RON	27,665		3,804,080
4.85%, 04/22/26	RON	30,100		5,327,184
4.85%, 07/25/29	RON	20,865		3,303,837
5.00%, 02/12/29	RON	36,580		5,929,483
5.80%, 07/26/27	RON	37,930		6,688,376
6.70%, 02/25/32	RON	26,205		4,520,298
				102,343,588
Serbia: 1.2%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	1,492,540		11,726,745
4.50%, 08/20/32	RSD	1,445,190		9,374,150
5.88%, 02/08/28	RSD	1,326,910		10,424,557
				31,525,452
South Africa: 6.1%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	161,242		5,566,589
6.50%, 02/28/41	ZAR	146,388		4,830,737
7.00%, 02/28/31	ZAR	247,695		10,450,296
8.00%, 01/31/30	ZAR	520,680		24,330,512
8.25%, 03/31/32	ZAR	413,956		18,564,122
8.50%, 01/31/37	ZAR	392,412		16,442,750
8.75%, 01/31/44	ZAR	337,112		13,925,662
8.75%, 02/28/48	ZAR	552,579		22,724,078
8.88%, 02/28/35	ZAR	362,519		16,095,646
9.00%, 01/31/40 †	ZAR	290,426		12,449,872
10.50%, 12/21/26	ZAR	279,837		15,980,504
				161,360,768
Thailand: 6.9%
Thailand Government Bond
0.75%, 06/17/24	THB	390,056		10,090,925
0.75%, 09/17/24	THB	387,933		10,006,250
0.95%, 06/17/25	THB	367,953		9,404,531
1.00%, 06/17/27	THB	474,101		11,573,575
1.45%, 12/17/24	THB	373,201		9,713,938
1.58%, 12/17/35	THB	323,442		6,719,436
1.60%, 12/17/29	THB	321,369		7,720,033
1.60%, 06/17/35	THB	164,319		3,439,798
2.00%, 12/17/31	THB	299,099		7,162,365
2.00%, 06/17/42	THB	234,403		4,543,185
2.12%, 12/17/26	THB	373,414		9,648,562
2.40%, 12/17/23	THB	292,336		7,761,621
2.65%, 06/17/28	THB	50,215		1,309,158
2.88%, 12/17/28	THB	340,775		8,964,025
2.88%, 06/17/46	THB	272,996		5,778,393
3.30%, 06/17/38	THB	388,860		9,584,030
3.40%, 06/17/36	THB	292,283		7,470,906
3.62%, 06/16/23	THB	262,086		6,979,614
3.65%, 06/20/31	THB	305,008		8,332,482

See Notes to Financial Statements

66

		Par (000’s	)	Value
Thailand (continued)
3.77%, 06/25/32	THB	555,631		$15,276,547
3.85%, 12/12/25	THB	314,396		8,700,578
4.88%, 06/22/29	THB	358,187		10,470,928
				180,650,880
Turkey: 2.9%
Turkey Government Bond
8.00%, 03/12/25	TRY	96,073		4,632,476
9.00%, 07/24/24	TRY	130,708		6,594,104
10.40%, 03/20/24	TRY	50,286		2,578,783
10.50%, 08/11/27	TRY	130,582		7,201,949
10.60%, 02/11/26	TRY	167,230		8,400,649
11.00%, 02/24/27	TRY	108,229		5,931,305
11.70%, 11/13/30	TRY	247,307		14,988,988
12.40%, 03/08/28	TRY	65,867		3,937,241
12.60%, 10/01/25	TRY	283,376		15,324,291
16.20%, 06/14/23	TRY	118,722		6,485,614
				76,075,400
Uruguay: 1.2%
Uruguay Government International Bond 8.25%, 05/21/31	UYU	939,258		19,256,418
Uruguay Government International Bond 144A
		Par (000’s	)	Value
Uruguay (continued)
8.50%, 03/15/28	UYU	12,615		$275,573
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	565,706		12,357,775
				31,889,766
Total Government Obligations (Cost: $3,116,724,630)				2,447,840,087
Total Investments Before Collateral for Securities Loaned: 97.4% (Cost: $3,253,015,343)				2,559,171,547

		Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.3%
Money Market Fund: 2.3% (Cost: $61,741,643)
State Street Navigator Securities Lending Government Money Market Portfolio		61,741,643		61,741,643
Total Investments: 99.7% (Cost: $3,314,756,986)				2,620,913,190
Other assets less liabilities: 0.3%				8,408,873
NET ASSETS: 100.0%				$2,629,322,063

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $56,277,142.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

See Notes to Financial Statements

67

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $46,692,268, or 1.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	0.0%	$1,212,253
Financials	4.2	106,490,871
Government Activity	95.6	2,445,586,355
Industrials	0.0	1,432,748
Utilities	0.2	4,449,320
	100.0%	$2,559,171,547

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$111,331,460	$—	$111,331,460
Government Obligations *	—	2,447,840,087	—	2,447,840,087
Money Market Fund	61,741,643	—	—	61,741,643
Total Investments	$61,741,643	$2,559,171,547	$—	$2,620,913,190

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

68

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 97.6%
Brazil: 1.2%
Vale Overseas Ltd.
3.75%, 07/08/30	$25		$20,602
6.88%, 11/21/36	75		73,013
			93,615
Canada: 4.6%
Alimentation Couche-Tard, Inc. 144A 3.55%, 07/26/27	40		35,841
Bank of Nova Scotia 4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37	50		41,146
Canadian Natural Resources Ltd. 6.25%, 03/15/38	25		24,087
Canadian Pacific Railway Co.
1.75%, 12/02/26	75		65,254
6.12%, 09/15/15	25		22,703
CI Financial Corp. 3.20%, 12/17/30	25		18,112
Enbridge, Inc. 3.12%, 11/15/29	75		63,920
Fairfax Financial Holdings Ltd. 144A 5.62%, 08/16/32	25		22,671
Fortis, Inc. 3.06%, 10/04/26	50		45,107
Spectra Energy Partners LP 4.75%, 03/15/24	25		24,776
			363,617
China: 0.4%
Meituan 144A 3.05%, 10/28/30	50		29,245
Denmark: 1.2%
Danske Bank A/S 144A 3.77% (US Treasury Yield Curve Rate T 1 Year+1.45%), 03/28/25	50		47,681
4.30% (US Treasury Yield Curve Rate T 1 Year+1.75%), 04/01/28	50		44,085
			91,766
France: 8.1%
BNP Paribas SA 144A 2.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 08/12/35	85		59,130
4.38%, 09/28/25	50		46,535
Credit Agricole SA 144A 4.38%, 03/17/25	100		93,899
Danone SA 144A 2.59%, 11/02/23	50		48,599
Societe Generale SA 144A 1.79% (US Treasury Yield Curve Rate T 1 Year+1.00%), 06/09/27	50		40,982
2.62%, 01/22/25	50		45,882
	Par (000’s	)	Value
France (continued)
3.00%, 01/22/30	$50		$38,124
3.62%, 03/01/41	50		28,367
4.25%, 04/14/25	50		46,363
4.75%, 09/14/28	100		88,877
5.00%, 01/17/24	100		97,315
			634,073
Guernsey: 1.0%
Credit Suisse Group AG
4.55%, 04/17/26	50		43,897
4.88%, 05/15/45	50		33,399
			77,296
Italy: 1.9%
Enel Finance International NV 144A
3.62%, 05/25/27	125		108,792
6.00%, 10/07/39	50		40,812
			149,604
Mexico: 0.3%
America Movil SAB de CV 144A 5.38%, 04/04/32	25		21,218
Netherlands: 3.5%
ABN AMRO Bank NV 144A 3.32% (US Treasury Yield Curve Rate T 5 Year+1.90%), 03/13/37	50		34,390
Deutsche Telekom International Finance BV 8.75%, 06/15/30	75		85,918
Enel Finance International NV 144A 5.00%, 06/15/32	50		41,867
Prosus NV 144A
3.06%, 07/13/31	50		33,632
3.68%, 01/21/30	50		36,842
4.99%, 01/19/52	75		46,679
			279,328
Norway: 0.3%
Yara International ASA 144A 4.75%, 06/01/28	25		22,533
Switzerland: 2.4%
Credit Suisse Group AG 144A 3.09% (United States Secured Overnight Financing Rate+1.73%), 05/14/32	50		34,349
4.19% (United States Secured Overnight Financing Rate+3.73%), 04/01/31	125		96,657
4.28%, 01/09/28	75		61,587
			192,593
United Kingdom: 5.8%
Barclays Plc 2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	175		128,285

See Notes to Financial Statements

69

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United Kingdom (continued)
3.33% (US Treasury Yield Curve Rate T 1 Year+1.30%), 11/24/42	$50		$30,330
3.81% (US Treasury Yield Curve Rate T 1 Year+1.70%), 03/10/42	50		29,627
4.84%, 05/09/28	50		42,419
5.20%, 05/12/26	100		91,752
5.25%, 08/17/45	50		39,480
Ferguson Finance Plc 144A 4.50%, 10/24/28	25		22,866
Standard Chartered Plc 144A 3.27% (US Treasury Yield Curve Rate T 5 Year+2.30%), 02/18/36	50		34,905
5.30%, 01/09/43	50		37,766
			457,430
United States: 66.9%
7-Eleven, Inc. 144A 0.80%, 02/10/24	50		47,166
Altria Group, Inc.
2.45%, 02/04/32	50		35,588
3.88%, 09/16/46	35		21,550
4.00%, 02/04/61	50		30,020
4.25%, 08/09/42	100		68,216
4.80%, 02/14/29	125		115,197
5.80%, 02/14/39	25		21,406
5.95%, 02/14/49	35		28,654
Ares Capital Corp.
2.15%, 07/15/26	25		20,716
3.25%, 07/15/25	25		22,569
3.88%, 01/15/26	50		44,862
AT&T, Inc.
0.90%, 03/25/24	50		47,227
3.85%, 06/01/60	75		49,640
BAT Capital Corp. 2.79%, 09/06/24	50		47,296
Bayer US Finance II LLC 144A 3.88%, 12/15/23	50		49,043
Bayer US Finance LLC 144A 3.38%, 10/08/24	50		48,091
Becton Dickinson and Co. 3.36%, 06/06/24	75		72,826
Berry Global, Inc. 1.57%, 01/15/26	50		43,372
Berry Global, Inc. 144A 4.88%, 07/15/26	25		23,545
Brighthouse Financial, Inc. 4.70%, 06/22/47	25		17,398
Broadcom, Inc. 144A
3.19%, 11/15/36	50		34,176
4.93%, 05/15/37	75		61,963
Capital One Financial Corp. 5.25% (United States Secured Overnight Financing Rate+2.60%), 07/26/30	25		22,930
Carrier Global Corp.
	Par (000’s	)	Value
United States (continued)
2.72%, 02/15/30	$50		$41,153
3.58%, 04/05/50	100		67,240
Charter Communications Operating LLC / Charter Communications Operating Capital
4.50%, 02/01/24	25		24,630
4.91%, 07/23/25	125		121,431
5.05%, 03/30/29	125		115,019
5.12%, 07/01/49	20		14,786
5.38%, 05/01/47	75		57,835
6.48%, 10/23/45	75		66,562
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	25		21,795
7.00%, 06/30/24	50		50,619
Conagra Brands, Inc. 4.85%, 11/01/28	50		47,349
CoStar Group, Inc. 144A 2.80%, 07/15/30	25		19,734
Daimler Trucks Finance North America LLC 144A 1.12%, 12/14/23	25		23,830
Deutsche Bank AG 2.13% (United States Secured Overnight Financing Rate+1.87%), 11/24/26	150		126,212
3.55% (United States Secured Overnight Financing Rate+3.04%), 09/18/31	50		37,260
3.96% (United States Secured Overnight Financing Rate+2.58%), 11/26/25	100		92,353
Duke Energy Corp. 2.55%, 06/15/31	25		19,615
Enterprise Products Operating LLC 3.90%, 02/15/24	25		24,526
Everest Reinsurance Holdings, Inc. 3.12%, 10/15/52	50		29,086
Fresenius Medical Care US Finance III, Inc. 144A 2.38%, 02/16/31	50		34,890
GLP Capital LP / GLP Financing II, Inc. 5.38%, 04/15/26	50		47,791
HCA, Inc.
4.12%, 06/15/29	25		22,087
5.12%, 06/15/39	50		41,503
5.25%, 06/15/26	50		48,499
5.25%, 06/15/49	50		40,604
5.50%, 06/15/47	50		41,874
Keurig Dr Pepper, Inc.
0.75%, 03/15/24	50		47,120
4.05%, 04/15/32	50		43,834

See Notes to Financial Statements

70

	Par (000’s	)	Value
United States (continued)
Kinder Morgan Energy Partners LP 5.50%, 03/01/44	$25		$21,169
Kraft Heinz Foods Co.
3.00%, 06/01/26	50		46,184
5.00%, 06/04/42	25		21,671
5.20%, 07/15/45	50		43,795
6.88%, 01/26/39	25		25,786
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	40		41,901
L3Harris Technologies, Inc. 4.40%, 06/15/28	25		23,395
Lowe’s Cos, Inc.
3.38%, 09/15/25	25		23,761
4.45%, 04/01/62	25		18,217
McDonald’s Corp.
2.62%, 09/01/29	35		30,025
4.45%, 03/01/47	50		40,832
4.88%, 12/09/45	100		86,712
6.30%, 03/01/38	50		51,517
Midwest Connector Capital Co. LLC 144A 3.90%, 04/01/24	25		24,064
Mondelez International, Inc.
1.50%, 05/04/25	25		22,845
2.75%, 04/13/30	25		20,821
3.00%, 03/17/32	50		41,000
Netflix, Inc.
4.38%, 11/15/26	25		23,863
5.88%, 02/15/25	25		25,180
5.88%, 11/15/28	100		99,500
Northrop Grumman Corp. 2.93%, 01/15/25	25		23,846
Oracle Corp.
2.88%, 03/25/31	75		59,179
3.60%, 04/01/40	75		50,869
3.80%, 11/15/37	50		36,424
3.95%, 03/25/51	50		32,807
4.00%, 07/15/46	50		33,500
4.10%, 03/25/61	50		31,150
5.38%, 07/15/40	75		62,618
6.50%, 04/15/38	75		72,340
Owl Rock Capital Corp. 3.40%, 07/15/26	50		42,644
Pacific Gas and Electric Co.
2.50%, 02/01/31	100		74,832
3.25%, 02/16/24	25		24,170
Republic Services, Inc. 2.50%, 08/15/24	50		47,622
Reynolds American, Inc. 5.85%, 08/15/45	75		59,026
Roper Technologies, Inc. 1.75%, 02/15/31	25		18,393
Sempra Energy 4.12% (US Treasury Yield Curve Rate T 5 Year+2.87%), 04/01/52	25		18,859
Sherwin-Williams Co.
	Par (000’s	)	Value
United States (continued)
3.45%, 06/01/27	$50		$45,970
4.50%, 06/01/47	25		19,827
Southern Co. 3.75% (US Treasury Yield Curve Rate T 5 Year+2.92%), 09/15/51	50		39,755
Synchrony Financial 3.95%, 12/01/27	50		43,038
Sysco Corp. 6.60%, 04/01/50	50		51,315
Time Warner Cable Enterprises LLC 8.38%, 07/15/33	50		52,937
Time Warner Cable LLC
6.55%, 05/01/37	25		22,339
7.30%, 07/01/38	100		93,529
T-Mobile USA, Inc.
3.38%, 04/15/29	75		65,033
3.50%, 04/15/25	150		143,182
3.75%, 04/15/27	155		143,078
3.88%, 04/15/30	60		53,127
Tyson Foods, Inc. 4.00%, 03/01/26	50		47,861
Verizon Communications, Inc.
0.85%, 11/20/25	25		21,976
1.45%, 03/20/26 †	75		66,092
2.62%, 08/15/26	25		22,757
3.38%, 02/15/25	50		48,290
3.50%, 11/01/24	50		48,529
4.02%, 12/03/29	50		45,109
4.12%, 03/16/27	100		95,177
4.33%, 09/21/28	50		46,922
VICI Properties LP
5.12%, 05/15/32	75		66,623
5.62%, 05/15/52	25		20,506
VICI Properties LP / VICI Note Co., Inc. 144A
3.75%, 02/15/27	50		43,920
4.25%, 12/01/26	50		45,607
4.62%, 12/01/29	50		43,594
Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/28	50		46,557
			5,245,855
Total Corporate Bonds (Cost: $9,090,928)			7,658,173
Total Investments: 97.6% (Cost: $9,090,928)			7,658,173
Other assets less liabilities: 2.4%			190,857
NET ASSETS: 100.0%			$7,849,030

See Notes to Financial Statements

71

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $62,567.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,030,015, or 25.9% of net assets.

Summary of Investments by Sector	% of Investments	Value
Basic Materials	3.3%	$248,861
Consumer Cyclicals	10.3	790,060
Consumer Non-Cyclicals	12.8	976,340
Energy	2.5	194,320
Financials	28.9	2,212,380
Healthcare	5.2	399,418
Industrials	6.3	482,109
Real Estate	3.5	268,040
Technology	24.3	1,864,307
Utilities	2.9	222,338
	100.0%	$7,658,173

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$7,658,173	$—	$7,658,173

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

72

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Par (000’s	)	Value
CORPORATE BONDS: 97.9%
Brazil: 0.8%
Vale Overseas Ltd.
3.75%, 07/08/30	$25		$20,602
6.88%, 11/21/36	75		73,013
			93,615
Canada: 7.1%
Alimentation Couche-Tard, Inc. 144A
3.55%, 07/26/27	25		22,401
3.80%, 01/25/50	25		16,337
Bank of Nova Scotia
0.70%, 04/15/24	50		46,685
1.30%, 06/11/25	50		44,910
3.40%, 02/11/24	50		48,932
4.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 05/04/37	25		20,573
Brookfield Finance, Inc.
4.35%, 04/15/30	100		88,289
4.70%, 09/20/47	25		18,651
Canadian Imperial Bank of Commerce
3.10%, 04/02/24	100		96,941
3.45%, 04/07/27	25		22,840
Canadian Natural Resources Ltd. 6.25%, 03/15/38	25		24,087
Canadian Pacific Railway Co. 6.12%, 09/15/15	75		68,110
CI Financial Corp. 4.10%, 06/15/51	50		28,187
Enbridge, Inc.
3.12%, 11/15/29	100		85,226
5.50%, 12/01/46	25		22,486
Fortis, Inc. 3.06%, 10/04/26	50		45,107
Suncor Energy, Inc. 6.80%, 05/15/38	75		75,011
Toronto-Dominion Bank
1.15%, 06/12/25	25		22,408
3.25%, 03/11/24	50		48,628
			845,809
China: 0.2%
Meituan 144A 3.05%, 10/28/30	50		29,245
Denmark: 1.5%
Danske Bank A/S 144A 1.23%, 06/22/24	50		46,066
1.62% (US Treasury Yield Curve Rate T 1 Year+1.35%), 09/11/26	100		85,050
4.30% (US Treasury Yield Curve Rate T 1 Year+1.75%), 04/01/28	50		44,085
			175,201
France: 6.9%
BNP Paribas SA 144A
	Par (000’s	)	Value
France (continued)
2.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 08/12/35	$50		$34,783
2.87% (United States Secured Overnight Financing Rate+1.39%), 04/19/32	50		37,043
3.80%, 01/10/24	50		48,710
4.38%, 05/12/26	75		68,811
4.38% (USD Swap Semi 30/360 5 Year+1.48%), 03/01/33	100		84,747
4.40%, 08/14/28	100		88,628
Credit Agricole SA 144A
2.81%, 01/11/41	50		28,458
3.25%, 01/14/30	75		57,476
4.38%, 03/17/25	50		46,950
Societe Generale SA 144A 1.79% (US Treasury Yield Curve Rate T 1 Year+1.00%), 06/09/27	100		81,965
3.00%, 01/22/30	100		76,248
4.25%, 04/14/25	150		139,087
5.00%, 01/17/24	50		48,657
			841,563
Germany: 0.8%
Deutsche Bank AG 3.70%, 05/30/24	50		48,313
E.ON International Finance BV 144A 6.65%, 04/30/38	50		46,975
			95,288
Guernsey: 1.2%
Credit Suisse Group AG
3.75%, 03/26/25	100		89,656
4.88%, 05/15/45	75		50,099
			139,755
India: 0.4%
Reliance Industries Ltd. 144A 4.12%, 01/28/25	50		48,101
Italy: 1.4%
Enel Finance International NV 144A
3.50%, 04/06/28	50		41,615
3.62%, 05/25/27	50		43,517
6.00%, 10/07/39	25		20,406
6.80%, 09/15/37	50		46,009
			151,547
Japan: 0.8%
Nomura Holdings, Inc. 2.65%, 01/16/25	50		46,827
NTT Finance Corp. 144A 0.58%, 03/01/24	50		47,041
			93,868
Mexico: 0.4%
America Movil SAB de CV 144A

See Notes to Financial Statements

73

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Mexico (continued)
5.38%, 04/04/32	$50		$42,435
Netherlands: 1.3%
Prosus NV 144A
3.06%, 07/13/31	50		33,632
3.68%, 01/21/30	50		36,842
4.03%, 08/03/50	50		26,864
4.99%, 01/19/52	100		62,239
			159,577
Panama: 0.3%
AES Panama Generation Holdings SRL 144A 4.38%, 05/31/30	50		39,473
Saudi Arabia: 3.0%
Saudi Arabian Oil Co. 144A
3.25%, 11/24/50	75		47,273
3.50%, 04/16/29	125		111,308
4.25%, 04/16/39	150		123,568
4.38%, 04/16/49	100		78,125
			360,274
Switzerland: 4.2%
Credit Suisse Group AG 144A 3.09% (United States Secured Overnight Financing Rate+1.73%), 05/14/32	50		34,349
4.19% (United States Secured Overnight Financing Rate+3.73%), 04/01/31	150		115,988
UBS Group AG 144A 1.36% (US Treasury Yield Curve Rate T 1 Year+1.08%), 01/30/27	50		41,845
3.18% (US Treasury Yield Curve Rate T 1 Year+1.10%), 02/11/43	50		30,718
4.70% (US Treasury Yield Curve Rate T 1 Year+2.05%), 08/05/27	100		93,005
4.75% (US Treasury Yield Curve Rate T 1 Year+1.75%), 05/12/28	50		45,856
4.99% (US Treasury Yield Curve Rate T 1 Year+2.40%), 08/05/33	150		130,136
			491,897
Taiwan: 0.8%
TSMC Global Ltd. 144A
0.75%, 09/28/25	50		43,643
1.25%, 04/23/26	50		43,399
			87,042
United Kingdom: 8.6%
Barclays Plc
2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	150		109,959
5.20%, 05/12/26	200		183,502
5.25%, 08/17/45	75		59,220
	Par (000’s	)	Value
United Kingdom (continued)
Credit Agricole SA 144A 1.91% (United States Secured Overnight Financing Rate+1.68%), 06/16/26	$50		$44,312
4.12%, 01/10/27 †	100		91,253
HSBC Holdings Plc 5.40% (United States Secured Overnight Financing Rate+2.87%), 08/11/33	50		43,420
Lloyds Banking Group Plc 4.55%, 08/16/28	75		66,989
Reckitt Benckiser Treasury Services Plc 144A 2.75%, 06/26/24	50		47,966
Sky Ltd. 144A 3.75%, 09/16/24	50		48,615
Standard Chartered Plc 144A 1.82% (US Treasury Yield Curve Rate T 1 Year+0.95%), 11/23/25	75		67,085
4.64% (US Treasury Yield Curve Rate T 1
Year+3.85%), 04/01/31	75		63,529
5.20%, 01/26/24	100		98,105
5.30%, 01/09/43	125		94,415
			1,018,370
United States: 58.2%
7-Eleven, Inc. 144A 0.80%, 02/10/24	50		47,166
Altria Group, Inc.
2.45%, 02/04/32	75		53,383
3.40%, 02/04/41	25		15,331
4.25%, 08/09/42	100		68,216
4.80%, 02/14/29	100		92,158
5.38%, 01/31/44	25		20,042
5.80%, 02/14/39	50		42,813
5.95%, 02/14/49	60		49,122
Apple, Inc.
2.50%, 02/09/25	25		23,860
3.20%, 05/11/27	100		93,724
3.25%, 02/23/26	100		95,430
3.35%, 02/09/27	75		71,198
4.10%, 08/08/62	50		38,937
4.65%, 02/23/46	50		45,259
Ares Capital Corp.
2.15%, 07/15/26	25		20,716
2.88%, 06/15/28	25		19,543
4.20%, 06/10/24	100		96,243
Astrazeneca Finance LLC 0.70%, 05/28/24	50		46,754
AT&T, Inc.
3.65%, 09/15/59	150		94,929
3.85%, 06/01/60	75		49,640
Bank of America Corp.

See Notes to Financial Statements

74

	Par (000’s	)	Value
United States (continued)
2.55% (United States Secured Overnight Financing Rate+1.05%), 02/04/28	$50		$43,296
4.38% (United States Secured Overnight Financing Rate+1.58%), 04/27/28	75		69,801
4.95% (United States Secured Overnight Financing Rate+2.04%), 07/22/28	50		47,732
Bayer US Finance II LLC 144A 3.88%, 12/15/23	70		68,660
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	25		15,020
3.70%, 07/15/30	50		44,919
4.25%, 10/15/50	50		38,701
5.15%, 11/15/43	25		22,165
6.12%, 04/01/36	100		101,514
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48	110		88,768
Berkshire Hathaway, Inc.
3.12%, 03/15/26	125		118,549
4.50%, 02/11/43	50		42,878
Berry Global, Inc. 1.57%, 01/15/26	25		21,686
Berry Global, Inc. 144A 4.88%, 07/15/26	50		47,090
Broadcom, Inc. 144A 4.93%, 05/15/37	50		41,309
Capital One Financial Corp. 5.25% (United States Secured Overnight Financing Rate+2.60%), 07/26/30	50		45,860
Carrier Global Corp. 2.70%, 02/15/31	75		60,017
CDW LLC / CDW Finance Corp. 3.57%, 12/01/31	25		19,683
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/25	100		97,144
5.05%, 03/30/29	100		92,015
5.38%, 04/01/38	75		60,392
5.38%, 05/01/47	25		19,278
6.48%, 10/23/45	100		88,749
Chevron Corp. 1.55%, 05/11/25	75		69,231
Cisco Systems, Inc. 3.62%, 03/04/24	25		24,631
Comcast Corp. 3.70%, 04/15/24	50		49,091
Conagra Brands, Inc.
	Par (000’s	)	Value
United States (continued)
4.30%, 05/01/24	$50		$49,231
CoStar Group, Inc. 144A 2.80%, 07/15/30	25		19,734
Credit Suisse Group AG 0.49%, 02/02/24	50		45,757
Deutsche Bank AG
0.90%, 05/28/24	50		45,907
0.96%, 11/08/23	50		47,566
1.69%, 03/19/26	50		42,934
2.13% (United States Secured Overnight Financing Rate+1.87%), 11/24/26	100		84,141
3.04% (United States Secured Overnight Financing Rate+1.72%), 05/28/32	50		35,221
3.55% (United States Secured Overnight Financing Rate+3.04%), 09/18/31	50		37,260
DH Europe Finance II Sarl 2.60%, 11/15/29	50		42,539
DuPont de Nemours, Inc. 5.32%, 11/15/38	50		45,410
EMD Finance LLC 144A 3.25%, 03/19/25	50		47,675
Exxon Mobil Corp. 2.99%, 03/19/25	75		71,798
Fresenius Medical Care US Finance III, Inc. 144A 1.88%, 12/01/26	25		20,542
FS KKR Capital Corp. 3.40%, 01/15/26	25		22,027
GLP Capital LP / GLP Financing II, Inc. 5.25%, 06/01/25	75		72,406
HCA, Inc.
4.12%, 06/15/29	25		22,087
5.00%, 03/15/24	75		74,375
5.25%, 04/15/25	75		73,754
5.25%, 06/15/26	25		24,249
5.50%, 06/15/47	125		104,686
Home Depot, Inc. 5.95%, 04/01/41	50		50,894
Keurig Dr Pepper, Inc. 3.95%, 04/15/29	50		45,401
Kinder Morgan Energy Partners LP 6.95%, 01/15/38	75		74,671
Kraft Heinz Foods Co. 144A 7.12%, 08/01/39	50		52,376
Marsh & McLennan Cos., Inc. 3.88%, 03/15/24	25		24,561
McDonald’s Corp.
3.60%, 07/01/30	25		22,437
3.80%, 04/01/28	75		70,021
4.70%, 12/09/35	50		45,617

See Notes to Financial Statements

75

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
United States (continued)
4.88%, 12/09/45	$50		$43,356
6.30%, 10/15/37	50		51,504
Merck & Co., Inc. 2.90%, 03/07/24	25		24,373
Mondelez International, Inc.
1.50%, 05/04/25	25		22,845
2.63%, 03/17/27	50		44,536
2.75%, 04/13/30	25		20,821
Nestle Holdings, Inc. 144A 3.50%, 09/24/25	75		72,276
Netflix, Inc.
4.88%, 04/15/28	75		71,290
5.88%, 11/15/28	50		49,750
Novartis Capital Corp. 3.40%, 05/06/24	50		49,049
Oracle Corp.
2.95%, 04/01/30	50		40,770
3.85%, 07/15/36	75		56,240
4.12%, 05/15/45	100		68,819
4.30%, 07/08/34	50		41,206
5.38%, 07/15/40	125		104,364
6.50%, 04/15/38	50		48,226
Owl Rock Capital Corp. 3.40%, 07/15/26	50		42,644
PepsiCo, Inc.
2.75%, 04/30/25	100		95,168
2.75%, 03/19/30	25		21,620
2.85%, 02/24/26	25		23,537
Philip Morris International, Inc.
2.88%, 05/01/24	50		48,240
3.38%, 08/15/29	75		64,213
4.38%, 11/15/41	65		47,089
6.38%, 05/16/38	50		46,671
Republic Services, Inc. 2.50%, 08/15/24	50		47,622
Roche Holdings, Inc. 144A 2.62%, 05/15/26	50		46,213
Sherwin-Williams Co. 3.45%, 06/01/27	50		45,970
Synchrony Financial 3.95%, 12/01/27	25		21,519
Sysco Corp. 6.60%, 04/01/50	25		25,658
Thermo Fisher Scientific, Inc. 1.22%, 10/18/24	50		46,510
Time Warner Cable LLC
4.50%, 09/15/42	25		17,112
5.88%, 11/15/40	25		20,322
6.55%, 05/01/37	100		89,356
6.75%, 06/15/39	75		66,499
T-Mobile USA, Inc.
1.50%, 02/15/26	25		21,940
3.50%, 04/15/25	50		47,728
3.75%, 04/15/27	150		138,462
3.88%, 04/15/30	150		132,816
Tyson Foods, Inc. 4.00%, 03/01/26	25		23,931
	Par (000’s	)	Value
United States (continued)
Unilever Capital Corp. 2.60%, 05/05/24	$25		$24,159
Verizon Communications, Inc.
3.38%, 02/15/25	50		48,290
4.02%, 12/03/29	150		135,326
4.12%, 03/16/27	125		118,971
4.33%, 09/21/28	50		46,922
VICI Properties LP
4.75%, 02/15/28	50		45,625
5.12%, 05/15/32	50		44,415
5.62%, 05/15/52	25		20,506
VICI Properties LP / VICI Note Co., Inc. 144A
3.50%, 02/15/25	50		46,553
4.25%, 12/01/26	75		68,411
5.62%, 05/01/24	50		49,416
Walmart, Inc.
2.85%, 07/08/24	25		24,291
3.30%, 04/22/24	50		49,004
Walt Disney Co.
1.75%, 01/13/26	100		90,527
6.20%, 12/15/34	25		26,119
6.65%, 11/15/37	25		27,114
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	50		45,021
4.95%, 09/15/28	25		23,279
			6,862,134
Total Corporate Bonds (Cost: $13,791,495)			11,575,194

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $121)
State Street Navigator Securities Lending Government Money Market Portfolio	121		121
Total Investments: 97.9% (Cost: $13,791,616)			11,575,315
Other assets less liabilities: 2.1%			249,289
NET ASSETS: 100.0%			$11,824,604

See Notes to Financial Statements

76

Definitions:

USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $86,691.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,741,810, or 31.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.2%	$253,770
Consumer Cyclicals	8.9	1,027,071
Consumer Non-Cyclicals	14.2	1,637,879
Energy	7.5	869,625
Financials	36.2	4,190,843
Healthcare	5.2	602,714
Industrials	2.7	310,518
Real Estate	3.0	347,331
Technology	19.0	2,203,888
Utilities	1.1	131,555
	100.0%	$11,575,194

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$11,575,194	$—	$11,575,194
Money Market Fund	121	—	—	121
Total Investments	$121	$11,575,194	$—	$11,575,315

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

77

VANECK MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.8%
Real Estate Investment Trusts: 99.8%
AGNC Investment Corp.	1,296,382	$10,656,260
Annaly Capital Management, Inc. †	1,091,388	20,245,247
Apollo Commercial Real Estate Finance, Inc. †	540,442	6,085,377
Arbor Realty Trust, Inc. †	566,635	7,802,564
Ares Commercial Real Estate Corp. †	299,195	3,692,066
ARMOUR Residential REIT, Inc. †	483,939	2,574,556
Blackstone Mortgage Trust, Inc. †	422,349	10,541,831
BrightSpire Capital, Inc. †	205,920	1,581,466
Broadmark Realty Capital, Inc. †	644,303	3,749,844
Chimera Investment Corp.	1,038,331	7,008,734
Dynex Capital, Inc. †	242,201	2,891,880
Ellington Financial, Inc. †	258,836	3,463,226
Franklin BSP Realty Trust, Inc.	386,435	5,444,869
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	236,140	6,418,285
Invesco Mortgage Capital, Inc. †	138,661	1,623,720
KKR Real Estate Finance Trust, Inc. †	219,253	3,819,387
Ladder Capital Corp.	592,530	6,322,295
	Number of Shares	Value
Real Estate Investment Trusts (continued)
MFA Financial, Inc.	397,294	$3,957,048
New York Mortgage Trust, Inc. †	1,541,287	4,146,062
Orchid Island Capital, Inc. †	181,357	1,826,265
PennyMac Mortgage Investment Trust †	342,791	4,754,511
Ready Capital Corp. †	519,408	6,295,225
Redwood Trust, Inc. †	448,838	3,200,215
Rithm Capital Corp.	1,088,083	9,172,540
Starwood Property Trust, Inc. †	794,607	16,416,581
Two Harbors Investment Corp. †	1,466,588	5,221,053
Total Common Stocks (Cost: $220,852,533)		158,911,107

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.3%
Money Market Fund: 7.3% (Cost: $11,667,086)
State Street Navigator Securities Lending Government Money Market Portfolio	11,667,086	11,667,086
Total Investments: 107.1% (Cost: $232,519,619)		170,578,193
Liabilities in excess of other assets: (7.1)%		(11,265,716)
NET ASSETS: 100.0%		$159,312,477

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $43,721,875.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	100.0%	$158,911,107

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$158,911,107	$—	$—	$158,911,107
Money Market Fund	11,667,086	—	—	11,667,086
Total Investments	$170,578,193	$—	$—	$170,578,193

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

78

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

October 31, 2022 (unaudited)

	Number of Shares	Value
PREFERRED SECURITIES: 99.4%
Basic Materials: 2.2%
ArcelorMittal SA 5.50%, 05/18/23	374,101	$19,962,029
Consumer Cyclicals: 7.5%
Aptiv Plc 5.50%, 06/15/23	176,898	18,906,858
Ford Motor Co.
6.00%, 12/01/59 †	492,238	10,878,460
6.20%, 06/01/59 †	461,473	10,540,043
6.50%, 08/15/62 †	369,178	8,417,259
Paramount Global 5.75%, 04/01/24 †	153,824	4,468,587
Qurate Retail, Inc. 8.00%, 03/15/31	194,865	9,396,390
QVC, Inc. 6.25%, 11/26/68 †	307,772	4,804,321
		67,411,918
Consumer Non-Cyclicals: 4.2%
Brookfield Infrastructure Finance ULC 5.00%, 05/24/81	153,824	2,448,878
CHS, Inc. 6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24	303,034	7,403,120
7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24	258,425	6,473,546
7.50%, 01/21/25	318,416	8,176,923
7.88%, 09/26/23 †	330,107	8,470,546
8.00%, 07/18/23 †	188,773	5,117,636
		38,090,649
Energy: 5.0%
Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/78 †	369,178	8,767,977
Energy Transfer LP 7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23 †	276,884	6,202,202
7.60% (ICE LIBOR USD 3 Month+5.16%), 05/15/24 †	492,238	11,336,241
7.62% (ICE LIBOR USD 3 Month+4.74%), 08/15/23	273,807	6,259,228
NGL Energy Partners LP 11.65% (ICE LIBOR USD 3 Month+7.21%), 07/01/22	193,572	1,972,499
NuStar Energy LP 7.67% (ICE LIBOR USD 3 Month+5.64%), 06/15/22 †	236,889	5,031,522
NuStar Logistics LP 6.98% (ICE LIBOR USD 3 Month+6.73%), 01/15/43	247,657	6,169,136
		45,738,805
Healthcare: 4.8%
Becton Dickinson and Co. 6.00%, 06/01/23	461,473	22,492,194
Boston Scientific Corp. 5.50%, 06/01/23	154,778	17,031,771
Elanco Animal Health, Inc.
	Number of Shares	Value
Healthcare (continued)
5.00%, 02/01/23	169,207	$3,516,122
		43,040,087
Industrials: 6.4%
BIP Bermuda Holdings I Ltd. 5.12%, 01/21/27 †	184,589	3,221,078
Clarivate Plc 5.25%, 06/01/24	221,122	10,107,487
Crestwood Equity Partners LP 9.25%	1,096,152	10,117,483
GFL Environmental, Inc. 6.00%, 03/15/23	179,944	10,976,584
RBC Bearings, Inc. 5.00%, 10/15/24 †	70,759	8,655,241
Stanley Black & Decker, Inc. 5.25%, 11/15/22 †	115,368	5,816,854
WESCO International, Inc. 10.62% (US Treasury Yield Curve Rate T 5 Year+10.32%), 06/22/25	332,445	8,976,015
		57,870,742
Real Estate: 1.1%
Brookfield Property Preferred LP 6.25%, 07/26/81 †	412,926	6,449,904
DigitalBridge Group, Inc. 7.12%, 09/22/22	193,819	3,605,034
		10,054,938
Real Estate Investment Trusts: 17.6%
AGNC Investment Corp. 6.12% (ICE LIBOR USD 3 Month+4.70%), 04/15/25 †	353,796	6,580,606
6.50% (ICE LIBOR USD 3 Month+4.99%), 10/15/24	247,657	4,854,077
9.19% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 †	199,972	4,719,339
Annaly Capital Management, Inc. 6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23 †	261,501	5,345,080
6.75% (ICE LIBOR USD 3 Month+4.99%), 06/30/24	272,269	5,668,641
6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22	443,014	10,672,207
Arbor Realty Trust, Inc. 6.25% (United States Secured Overnight Financing Rate+5.44%), 10/12/26 †	171,545	3,207,892
Chimera Investment Corp. 7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25	159,977	2,719,609
8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24 †	199,972	3,719,479
Digital Realty Trust, Inc. 5.20%, 10/10/24	212,277	4,101,192
DigitalBridge Group, Inc. 7.15%, 06/05/22	212,277	4,035,386
Diversified Healthcare Trust

See Notes to Financial Statements

79

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Real Estate Investment Trusts (continued)
5.62%, 08/01/42 †	215,354	$2,628,396
6.25%, 02/01/46	153,824	1,962,794
Franklin BSP Realty Trust, Inc. 7.50% †	158,870	2,703,967
Hudson Pacific Properties, Inc. 4.75%, 11/26/26 †	261,501	3,323,678
Kimco Realty Corp. 5.25%, 12/20/22 †	162,746	3,196,331
KKR Real Estate Finance Trust, Inc. 6.50%, 04/16/26	201,694	3,580,069
MFA Financial, Inc. 6.50% (ICE LIBOR USD 3 Month+5.34%), 03/31/25 †	169,207	3,008,500
Pebblebrook Hotel Trust 5.70%, 07/27/26	153,824	2,544,249
PennyMac Mortgage Investment Trust 6.75%, 08/24/26	153,824	2,616,546
PS Business Parks, Inc. 4.88%, 11/04/24	199,972	2,519,647
Public Storage
3.88%, 10/06/25 †	173,821	2,706,393
4.00%, 11/19/26 †	639,170	10,354,833
4.10%, 01/13/27 †	153,824	2,530,405
4.62%, 06/17/25	347,643	6,466,160
4.70%, 11/15/24 †	159,239	3,004,840
4.88%, 09/12/24 †	194,557	3,826,936
5.05%, 08/09/22 †	184,589	3,817,301
5.15%, 06/02/22 †	172,283	3,623,111
5.60%, 03/11/24 †	175,360	4,003,469
Rithm Capital Corp. 6.38% (ICE LIBOR USD 3 Month+4.97%), 02/15/25	247,657	3,992,231
7.00% (US Treasury Yield Curve Rate T 5 Year+6.22%), 11/15/26 †	286,113	5,021,283
7.12% (ICE LIBOR USD 3 Month+5.64%), 08/15/24	173,821	3,031,438
RLJ Lodging Trust 1.95%	198,126	4,469,723
Two Harbors Investment Corp. 7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25 †	181,513	3,307,167
7.62% (ICE LIBOR USD 3 Month+5.35%), 07/27/27	176,898	3,159,398
Vornado Realty Trust
4.45%, 09/22/26 †	184,589	2,532,561
5.25%, 12/13/22 †	381,176	6,012,299
5.40% †	184,589	3,042,027
		158,609,260
Technology: 12.9%
AT&T, Inc.
4.75%, 02/18/25 †	1,076,770	18,649,656
5.00%, 12/12/24 †	738,357	13,873,728
5.35%, 11/01/66 †	813,730	17,478,920
5.62%, 08/01/67 †	507,620	11,355,459
	Number of Shares	Value
Technology (continued)
Pitney Bowes, Inc. 6.70%, 03/07/43 †	261,501	$4,252,006
Qwest Corp.
6.50%, 09/01/56 †	601,453	10,314,919
6.75%, 06/15/57 †	406,096	7,309,728
Sabre Corp. 6.50%, 09/01/23 †	50,608	4,032,446
Telephone and Data Systems, Inc.
6.00%, 09/30/26	424,555	7,514,624
6.62%, 03/31/26	258,425	5,191,758
United States Cellular Corp.
5.50%, 03/01/70 †	307,649	5,251,569
5.50%, 06/01/70	307,649	5,260,798
6.25%, 09/01/69 †	307,649	5,986,850
		116,472,461
Utilities: 37.7%
AES Corp. 6.88%, 02/15/24	160,439	15,804,846
Algonquin Power & Utilities Corp. 6.20% (ICE LIBOR USD 3 Month+4.01%), 07/01/79	215,354	4,882,075
6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/78	176,898	3,971,360
7.75%, 06/15/24	353,796	13,323,957
American Electric Power Co., Inc. 6.12%, 08/15/23 †	261,501	13,001,830
Brookfield BRP Holdings Canada, Inc.
4.62%, 04/30/26	215,354	3,137,708
4.88%, 12/09/26	159,977	2,380,458
CMS Energy Corp.
5.88%, 10/15/78 †	172,283	3,750,601
5.88%, 03/01/79	387,637	8,446,610
DTE Energy Co.
4.38%, 12/01/81	172,283	2,959,822
5.25%, 12/01/77 †	246,119	5,286,636
Duke Energy Corp.
5.62%, 09/15/78 †	307,649	7,288,205
5.75%, 06/15/24	615,297	14,539,468
Entergy Arkansas LLC 4.88%, 09/01/66 †	252,272	5,267,439
Entergy Louisiana LLC 4.88%, 09/01/66 †	166,130	3,588,408
Entergy Mississippi LLC 4.90%, 10/01/66 †	159,977	3,357,917
Georgia Power Co. 5.00%, 10/01/77 †	166,130	3,643,231
NextEra Energy Capital Holdings, Inc. 5.65%, 03/01/79 †	423,017	10,190,480
NextEra Energy, Inc.
5.28%, 03/01/23	769,121	38,025,342
6.22%, 09/01/23	615,297	29,688,080
6.93%, 09/01/25 *	615,297	28,611,310

See Notes to Financial Statements

80

	Number of Shares	Value
Utilities (continued)
NiSource, Inc. 6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24	307,649	$7,602,007
7.75%, 03/01/24 †	132,673	13,528,666
PG&E Corp. 5.50%, 08/16/23	246,119	33,009,480
SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24	169,207	3,272,463
SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 †	199,972	3,587,498
SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26	184,589	3,540,417
SCE Trust VI 5.00%, 06/26/22	292,266	5,012,362
Sempra Energy 5.75%, 07/01/79 †	466,088	10,123,431
South Jersey Industries, Inc. 8.75%, 04/01/24	103,062	7,111,278
Southern Co. 4.20%, 10/15/60 †	461,473	8,237,293
	Number of Shares	Value
Utilities (continued)
4.95%, 01/30/80 †	615,297	$11,764,479
5.25%, 12/01/77 †	276,884	5,917,011
Spire, Inc. 5.90%, 08/15/24 †	153,824	3,522,570
Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	157,516	3,403,921
		340,778,659
Total Preferred Securities (Cost: $1,055,690,115)		898,029,548

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.8%
Money Market Fund: 3.8% (Cost: $34,003,512)
State Street Navigator Securities Lending Government Money Market Portfolio	34,003,512	34,003,512
Total Investments: 103.2% (Cost: $1,089,693,627)		932,033,060
Liabilities in excess of other assets: (3.2)%		(29,266,504)
NET ASSETS: 100.0%		$902,766,556

Definitions:

LIBOR	London Interbank Offered Rate
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $46,857,399.
*	Non-income producing

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.2%	$19,962,029
Consumer Cyclicals	7.5	67,411,918
Consumer Non-Cyclicals	4.2	38,090,649
Energy	5.1	45,738,805
Healthcare	4.8	43,040,087
Industrials	6.4	57,870,742
Real Estate	18.8	168,664,198
Technology	13.0	116,472,461
Utilities	38.0	340,778,659
	100.0%	$898,029,548

See Notes to Financial Statements

81

VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities *	$898,029,548	$—	$—	$898,029,548
Money Market Fund	34,003,512	—	—	34,003,512
Total Investments	$932,033,060	$—	$—	$932,033,060

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

82

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2022 (unaudited)

	BDC Income ETF	China Bond ETF		Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$511,640,585	$75,511,035		$365,992,248	$2,838,267,021
Short-term investments held as collateral for securities loaned (3)	100,626,266	—		14,202,551	114,938,185
Cash	1,982	478,791		6,769,121	11,762,861
Cash denominated in foreign currency, at value (4)	—	3,282,269	(a)	—	—
Receivables:
Investment securities sold	—	3,442,407		7,796,874	40,377,536
Shares of beneficial interest sold	4,418,088	—		—	12,001,372
Dividends and interest	2,700,416	1,415,393		7,522,636	46,035,762
Prepaid expenses	—	2,530		—	—
Total assets	619,387,337	84,132,425		402,283,430	3,063,382,737
Liabilities:
Payables:
Investment securities purchased	4,418,522	—		6,554,047	52,537,838
Shares of beneficial interest redeemed	—	2,165,442		—	—
Collateral for securities loaned	100,626,266	—		14,202,551	114,938,185
Line of credit	3,592,971	—		—	—
Due to Adviser	161,053	30,560		131,433	861,235
Deferred Trustee fees	9,396	956		40,196	67,963
Accrued expenses	14,306	66,200		3	167
Total liabilities	108,822,514	2,263,158		20,928,230	168,405,388
NET ASSETS	$510,564,823	$81,869,267		$381,355,200	$2,894,977,349
Shares outstanding	34,675,000	3,800,000		23,000,000	108,650,000
Net asset value, redemption and offering price per share	$14.72	$21.54		$16.58	$26.64
Net Assets consist of:
Aggregate paid in capital	$637,200,853	$94,298,351		$789,662,184	$3,739,021,459
Total distributable earnings (loss)	(126,636,030)	(12,429,084)		(408,306,984)	(844,044,110)
NET ASSETS	$510,564,823	$81,869,267		$381,355,200	$2,894,977,349
(1) Value of securities on loan	$119,855,718	$—		$14,635,653	$117,144,100
(2) Cost of investments - Unaffiliated issuers	$551,515,253	$84,551,143		$480,296,199	$3,434,071,564
(3) Cost of short-term investments held as collateral for securities loaned	$100,626,266	$—		$14,202,551	$114,938,185
(4) Cost of cash denominated in foreign currency	$—	$3,491,333		$—	$—

(a)	Includes $64,871 on foreign investor minimum settlement reserve funds (see Note 2G).

See Notes to Financial Statements

83

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2022 (unaudited)

	Green Bond ETF	IG Floating Rate ETF	International High Yield Bond ETF	J.P. Morgan EM Local Currency Bond ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$77,262,858	$1,109,964,240	$51,660,823	$2,559,171,547
Short-term investments held as collateral for securities loaned (3)	1,947,090	9,619,357	2,087,310	61,741,643
Cash	369,176	22,558,516	240,767	23,233
Cash denominated in foreign currency, at value (4)	12	—	77,795	1,412,356
Receivables:
Investment securities sold	2,212,447	54,974,790	1,219,229	61,846,681
Dividends and interest	632,872	6,221,511	892,598	56,140,604
Prepaid expenses	—	—	—	18,811
Total assets	82,424,455	1,203,338,414	56,178,522	2,740,354,875
Liabilities:
Payables:
Investment securities purchased	2,378,159	63,780,712	1,214,750	44,005,886
Collateral for securities loaned	1,947,090	9,619,357	2,087,310	61,741,643
Line of credit	—	—	—	3,626,819
Due to Adviser	13,312	133,986	17,786	545,787
Deferred Trustee fees	1,073	21,618	33,385	221,203
Accrued expenses	—	1,287	—	891,474
Total liabilities	4,339,634	73,556,960	3,353,231	111,032,812
NET ASSETS	$78,084,821	$1,129,781,454	$52,825,291	$2,629,322,063
Shares outstanding	3,500,000	45,500,000	2,900,000	116,122,682
Net asset value, redemption and offering price per share	$22.31	$24.83	$18.22	$22.64
Net Assets consist of:
Aggregate paid in capital	$96,396,775	$1,149,105,611	$87,318,345	$3,947,886,502
Total distributable earnings (loss)	(18,311,954)	(19,324,157)	(34,493,054)	(1,318,564,439)
NET ASSETS	$78,084,821	$1,129,781,454	$52,825,291	$2,629,322,063
(1) Value of securities on loan	$5,351,601	$9,911,252	$2,200,550	$56,277,142
(2) Cost of investments - Unaffiliated issuers	$91,322,221	$1,127,301,990	$67,211,494	$3,253,015,343
(3) Cost of short-term investments held as collateral for securities loaned	$1,947,090	$9,619,357	$2,087,310	$61,741,643
(4) Cost of cash denominated in foreign currency	$13	$—	$77,952	$1,319,315

See Notes to Financial Statements

84

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2022 (unaudited)

	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$7,658,173	$11,575,194	$158,911,107	$898,029,548
Short-term investments held as collateral for securities loaned (3)	—	121	11,667,086	34,003,512
Cash	101,437	102,279	130,489	4,977,590
Receivables:
Investment securities sold	1,244,415	1,575,084	—	22,847,832
Dividends and interest	96,197	128,798	346,020	2,695,891
Total assets	9,100,222	13,381,476	171,054,702	962,554,373
Liabilities:
Payables:
Investment securities purchased	1,249,524	1,554,739	—	25,436,683
Collateral for securities loaned	—	121	11,667,086	34,003,512
Due to Adviser	1,668	2,012	49,101	307,597
Deferred Trustee fees	—	—	16,360	36,282
Accrued expenses	—	—	9,678	3,743
Total liabilities	1,251,192	1,556,872	11,742,225	59,787,817
NET ASSETS	$7,849,030	$11,824,604	$159,312,477	$902,766,556
Shares outstanding	400,000	600,000	13,200,000	53,650,000
Net asset value, redemption and offering price per share	$19.62	$19.71	$12.07	$16.83
Net Assets consist of:
Aggregate paid in capital	$9,999,885	$14,999,828	$320,418,405	$1,113,087,476
Total distributable earnings (loss)	(2,150,855)	(3,175,224)	(161,105,928)	(210,320,920)
NET ASSETS	$7,849,030	$11,824,604	$159,312,477	$902,766,556
(1) Value of securities on loan	$62,567	$86,691	$43,721,875	$46,857,399
(2) Cost of investments - Unaffiliated issuers	$9,090,928	$13,791,495	$220,852,533	$1,055,690,115
(3) Cost of short-term investments held as collateral for securities loaned	$—	$121	$11,667,086	$34,003,512

See Notes to Financial Statements

85

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2022 (unaudited)

	BDC Income ETF	China Bond ETF	Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF
Income:
Dividends	$28,713,673	$—	$—	$—
Interest	11,322	1,676,018	20,679,758	76,768,889
Securities lending income	756,394	—	105,486	758,607
Foreign taxes withheld	—	(379)	—	—
Total income	29,481,389	1,675,639	20,785,244	77,527,496
Expenses:
Management fees	1,099,712	220,985	1,295,488	5,637,600
Professional fees	—	18,685	—	—
Custody and accounting fees	—	13,961	—	—
Reports to shareholders	—	6,725	—	—
Trustees’ fees and expenses	—	1,178	—	—
Registration fees	—	3,586	—	—
Insurance	—	1,455	—	—
Interest and taxes	43,717	100,066	—	10,527
Other	—	4,243	—	—
Total expenses	1,143,429	370,884	1,295,488	5,648,127
Net investment income	28,337,960	1,304,755	19,489,756	71,879,369

Net realized gain (loss) on:
Investments	(27,246,084)	(2,448,441)	(28,754,764)	(30,210,782)
In-kind redemptions	9,293,188	—	(112,549,330)	(50,489,221)
Capital gain distributions from investment companies	217,166	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(390,610)	(2)	—
Net realized loss	(17,735,730)	(2,839,051)	(141,304,096)	(80,700,003)

Net change in unrealized appreciation (depreciation) on:
Investments	(58,142,646)	(6,133,605)	26,490,434	(199,999,392)
Foreign currency translations and foreign denominated assets and liabilities	—	(243,717)	9	—
Net change in unrealized appreciation (depreciation)	(58,142,646)	(6,377,322)	26,490,443	(199,999,392)
Net Decrease in Net Assets Resulting from Operations	$(47,540,416)	$(7,911,618)	$(95,323,897)	$(208,820,026)

See Notes to Financial Statements

86

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2022 (unaudited)

	Green Bond ETF	IG Floating Rate ETF	International High Yield Bond ETF	J.P. Morgan EM Local Currency Bond ETF
Income:
Dividends	$4,047	$—	$14	$—
Interest	1,093,839	15,020,419	1,526,319	91,422,248
Securities lending income	16,387	10,974	11,774	70,963
Foreign taxes withheld	—	—	(2)	(2,362,091)
Total income	1,114,273	15,031,393	1,538,105	89,131,120
Expenses:
Management fees	83,533	780,978	121,971	3,953,742
Professional fees	—	—	—	22,449
Custody and accounting fees	—	—	—	368,813
Reports to shareholders	—	—	—	160,730
Trustees’ fees and expenses	—	—	—	77,831
Registration fees	—	—	—	14,219
Insurance	—	—	—	20,908
Interest	488	7,217	355	28,140
Other	—	—	—	16,912
Total expenses	84,021	788,195	122,326	4,663,744
Waiver of management fees	—	—	—	(242,558)
Net expenses	84,021	788,195	122,326	4,421,186
Net investment income	1,030,252	14,243,198	1,415,779	84,709,934

Net realized gain (loss) on:
Investments	(1,477,615)	(3,315,744)	(2,221,943)	(152,632,306	) (a)
In-kind redemptions	(991,811)	86,532	(2,459,542)	(7,607,416)
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(71,009)	(4,756,818)
Net realized loss	(2,469,426)	(3,229,212)	(4,752,494)	(164,996,540)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,990,146)	(10,542,681)	(3,871,067)	(173,210,232	) (b)
Foreign currency translations and foreign denominated assets and liabilities	—	—	25,674	(1,399,413)
Net change in unrealized appreciation (depreciation)	(3,990,146)	(10,542,681)	(3,845,393)	(174,609,645)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,429,320)	$471,305	$(7,182,108)	$(254,896,251)

(a)	Net of foreign taxes of $130,199
(b)	Net of foreign taxes of $475,002

See Notes to Financial Statements

87

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2022 (unaudited)

	Moody’s Analytics BBB Corporate Bond ETF	Moody’s Analytics IG Corporate Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF
Income:
Dividends	$—	$—	$5,977,095	$29,714,986
Interest	143,300	202,121	1,391	23,737
Securities lending income	1,590	3,845	77,425	882,025
Foreign taxes withheld	—	—	—	(75,419)
Total income	144,890	205,966	6,055,911	30,545,329
Expenses:
Management fees	10,501	12,670	380,730	2,008,400
Interest	—	—	15,509	17,465
Total expenses	10,501	12,670	396,239	2,025,865
Net investment income	134,389	193,296	5,659,672	28,519,464

Net realized gain (loss) on:
Investments	(520,815)	(767,324)	(15,710,363)	(5,756,970)
In-kind redemptions	—	—	329,026	4,247,735
Capital gain distributions from investment companies	—	—	536,864	432,420
Net realized loss	(520,815)	(767,324)	(14,844,473)	(1,076,815)

Net change in unrealized appreciation (depreciation) on:
Investments	(246,024)	(379,465)	(23,178,694)	(125,112,639)
Net change in unrealized appreciation (depreciation)	(246,024)	(379,465)	(23,178,694)	(125,112,639)
Net Decrease in Net Assets Resulting from Operations	$(632,450)	$(953,493)	$(32,363,495)	$(97,669,990)

See Notes to Financial Statements

88

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		China Bond ETF
	Period Ended October 31, 2022	Year Ended April 30, 2022	Period Ended October 31, 2022	Year Ended April 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$28,337,960	$43,156,676	$1,304,755	$3,505,616
Net realized gain (loss)	(17,735,730)	19,570,650	(2,839,051)	183,640
Net change in unrealized appreciation (depreciation)	(58,142,646)	(29,787,379)	(6,377,322)	(4,527,783)
Net increase (decrease) in net assets resulting from operations	(47,540,416)	32,939,947	(7,911,618)	(838,527)
Distributions to shareholders from:
Distributable earnings	(28,722,838)	(42,704,368)	(1,168,860)	(4,150,280)
Return of capital	—	—	—	(44,520)
Total distributions	(28,722,838)	(42,704,368)	(1,168,860)	(4,194,800)

Share transactions*:
Proceeds from sale of shares	81,859,788	334,820,169	—	91,337,821
Cost of shares redeemed	(120,061,963)	(111,985,789)	(38,637,396)	(60,220,705)
Increase (decrease) in net assets resulting from share transactions	(38,202,175)	222,834,380	(38,637,396)	31,117,116
Total increase (decrease) in net assets	(114,465,429)	213,069,959	(47,717,874)	26,083,789
Net Assets, beginning of period	625,030,252	411,960,293	129,587,141	103,503,352
Net Assets, end of period	$510,564,823	$625,030,252	$81,869,267	$129,587,141
*Shares of Common Stock Issued (no par value)
Shares sold	5,350,000	19,225,000	—	3,700,000
Shares redeemed	(7,975,000)	(6,500,000)	(1,700,000)	(2,500,000)
Net increase (decrease)	(2,625,000)	12,725,000	(1,700,000)	1,200,000

See Notes to Financial Statements

89

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets High Yield Bond ETF		Fallen Angel High Yield Bond ETF
	Period Ended October 31, 2022	Year Ended April 30, 2022	Period Ended October 31, 2022	Year Ended April 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$19,489,756	$64,361,459	$71,879,369	$180,386,770
Net realized gain (loss)	(141,304,096)	(92,945,941)	(80,700,003)	238,934,423
Net change in unrealized appreciation (depreciation)	26,490,443	(150,062,233)	(199,999,392)	(708,202,399)
Net decrease in net assets resulting from operations	(95,323,897)	(178,646,715)	(208,820,026)	(288,881,206)
Distributions to shareholders from:
Distributable earnings	(24,177,950)	(63,324,700)	(77,001,855)	(188,041,825)

Share transactions*:
Proceeds from sale of shares	3,437,814	672,209,046	945,539,451	2,049,188,613
Cost of shares redeemed	(654,219,020)	(63,006,428)	(1,590,584,675)	(2,661,837,362)
Increase (decrease) in net assets resulting from share transactions	(650,781,206)	609,202,618	(645,045,224)	(612,648,749)
Total increase (decrease) in net assets	(770,283,053)	367,231,203	(930,867,105)	(1,089,571,780)
Net Assets, beginning of period	1,151,638,253	784,407,050	3,825,844,454	4,915,416,234
Net Assets, end of period	$381,355,200	$1,151,638,253	$2,894,977,349	$3,825,844,454
*Shares of Common Stock Issued (no par value)
Shares sold	200,000	28,600,000	34,200,000	63,250,000
Shares redeemed	(36,200,000)	(2,800,000)	(57,750,000)	(83,700,000)
Net increase (decrease)	(36,000,000)	25,800,000	(23,550,000)	(20,450,000)

See Notes to Financial Statements

90

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Green Bond ETF		International High Yield Bond ETF
	Period Ended October 31, 2022	Year Ended April 30, 2022	Period Ended October 31, 2022	Year Ended April 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$1,030,252	$2,007,447	$1,415,779	$4,287,712
Net realized loss	(2,469,426)	(1,668,817)	(4,752,494)	(3,710,828)
Net change in unrealized appreciation (depreciation)	(3,990,146)	(10,193,647)	(3,845,393)	(15,906,510)
Net decrease in net assets resulting from operations	(5,429,320)	(9,855,017)	(7,182,108)	(15,329,626)
Distributions to shareholders from:
Distributable earnings	(1,061,355)	(2,002,035)	(1,234,050)	(4,424,650)

Share transactions*:
Proceeds from sale of shares	—	22,989,592	—	15,502,482
Cost of shares redeemed	(10,755,633)	—	(18,174,463)	(16,605,485)
Increase (decrease) in net assets resulting from share transactions	(10,755,633)	22,989,592	(18,174,463)	(1,103,003)
Total increase (decrease) in net assets	(17,246,308)	11,132,540	(26,590,621)	(20,857,279)
Net Assets, beginning of period	95,331,129	84,198,589	79,415,912	100,273,191
Net Assets, end of period	$78,084,821	$95,331,129	$52,825,291	$79,415,912
*Shares of Common Stock Issued (no par value)
Shares sold	—	850,000	—	600,000
Shares redeemed	(450,000)	—	(900,000)	(700,000)
Net increase (decrease)	(450,000)	850,000	(900,000)	(100,000)

See Notes to Financial Statements

91

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	IG Floating Rate ETF		J.P. Morgan EM Local Currency Bond ETF
	Period Ended October 31, 2022	Year Ended April 30, 2022	Period Ended October 31, 2022	Year Ended April 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$14,243,198	$4,345,673	$84,709,934	$174,168,592
Net realized loss	(3,229,212)	(452,629)	(164,996,540)	(315,225,088)
Net change in unrealized appreciation (depreciation)	(10,542,681)	(9,541,387)	(174,609,645)	(402,051,015)
Net increase (decrease) in net assets resulting from operations	471,305	(5,648,343)	(254,896,251)	(543,107,511)
Distributions to shareholders from:
Distributable earnings	(11,468,210)	(4,310,490)	(71,026,867)	(88,822,978)
Return of capital	—	—	—	(81,656,280)
Total distributions	(11,468,210)	(4,310,490)	(71,026,867)	(170,479,258)

Share transactions*:
Proceeds from sale of shares	147,915,919	591,005,339	50,771,821	727,013,716
Cost of shares redeemed	(141,655,341)	(6,337,388)	(168,983,922)	(319,840,315)
Increase (decrease) in net assets resulting from share transactions	6,260,578	584,667,951	(118,212,101)	407,173,401
Total increase (decrease) in net assets	(4,736,327)	574,709,118	(444,135,219)	(306,413,368)
Net Assets, beginning of period	1,134,517,781	559,808,663	3,073,457,282	3,379,870,650
Net Assets, end of period	$1,129,781,454	$1,134,517,781	$2,629,322,063	$3,073,457,282
*Shares of Common Stock Issued (no par value)
Shares sold	5,950,000	23,400,000	2,000,000	24,600,000
Shares redeemed	(5,700,000)	(250,000)	(7,200,000)	(11,800,000)
Net increase (decrease)	250,000	23,150,000	(5,200,000)	12,800,000

See Notes to Financial Statements

92

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Moody’s Analytics BBB Corporate Bond ETF		Moody’s Analytics IG Corporate Bond ETF
	Period Ended October 31, 2022	Year Ended April 30, 2022	Period Ended October 31, 2022	Year Ended April 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$134,389	$221,068	$193,296	$311,484
Net realized loss	(520,815)	(195,230)	(767,324)	(186,082)
Net change in unrealized appreciation (depreciation)	(246,024)	(1,083,250)	(379,465)	(1,588,310)
Net decrease in net assets resulting from operations	(632,450)	(1,057,412)	(953,493)	(1,462,908)
Distributions to shareholders from:
Distributable earnings	(127,280)	(226,760)	(189,660)	(317,460)

Share transactions*:
Proceeds from sale of shares	—	—	—	—
Cost of shares redeemed	—	—	—	—
Increase in net assets resulting from share transactions	—	—	—	—
Total decrease in net assets	(759,730)	(1,284,172)	(1,143,153)	(1,780,368)
Net Assets, beginning of period	8,608,760	9,892,932	12,967,757	14,748,125
Net Assets, end of period	$7,849,030	$8,608,760	$11,824,604	$12,967,757
*Shares of Common Stock Issued (no par value)
Shares sold	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	—	—	—

See Notes to Financial Statements

93

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Mortgage REIT Income ETF		Preferred Securities ex Financials ETF
	Period Ended October 31, 2022	Year Ended April 30, 2022	Period Ended October 31, 2022	Year Ended April 30, 2022
	(unaudited)		(unaudited)
Operations:
Net investment income	$5,659,672	$12,587,387	$28,519,464	$49,350,029
Net realized gain (loss)	(14,844,473)	20,578,763	(1,076,815)	7,379,453
Net change in unrealized appreciation (depreciation)	(23,178,694)	(75,253,305)	(125,112,639)	(98,397,267)
Net decrease in net assets resulting from operations	(32,363,495)	(42,087,155)	(97,669,990)	(41,667,785)
Distributions to shareholders from:
Distributable earnings	(5,659,672)	(12,587,387)	(27,288,340)	(55,455,503)
Return of capital	(4,097,678)	(12,142,443)	—	(932,857)
Total distributions	(9,757,350)	(24,729,830)	(27,288,340)	(56,388,360)

Share transactions*:
Proceeds from sale of shares	9,474,722	65,857,830	101,632,430	200,215,786
Cost of shares redeemed	(18,963,733)	(98,402,686)	(76,205,258)	(47,757,119)
Increase (decrease) in net assets resulting from share transactions	(9,489,011)	(32,544,856)	25,427,172	152,458,667
Total increase (decrease) in net assets	(51,609,856)	(99,361,841)	(99,531,158)	54,402,522
Net Assets, beginning of period	210,922,333	310,284,174	1,002,297,714	947,895,192
Net Assets, end of period	$159,312,477	$210,922,333	$902,766,556	$1,002,297,714
*Shares of Common Stock Issued (no par value)
Shares sold	750,000	3,400,000	5,500,000	9,500,000
Shares redeemed	(1,400,000)	(5,500,000)	(4,200,000)	(2,350,000)
Net increase (decrease)	(650,000)	(2,100,000)	1,300,000	7,150,000

See Notes to Financial Statements

94

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$16.76		$16.76	$10.75	$16.55	$16.10	$19.17
Net investment income (a)	0.80		1.44	1.43	1.54	1.59	1.52
Net realized and unrealized gain (loss) on investments	(2.02)		(0.06)	6.02	(5.86)	0.41	(3.04)
Total from investment operations	(1.22)		1.38	7.45	(4.32)	2.00	(1.52)
Distributions from:
Net investment income	(0.82)		(1.38)	(1.44)	(1.48)	(1.55)	(1.55)
Return of capital	—		—	— (b)	—	—	—
Total distributions	(0.82)		(1.38)	(1.44)	(1.48)	(1.55)	(1.55)
Net asset value, end of period	$14.72		$16.76	$16.76	$10.75	$16.55	$16.10
Total return (c)	(7.09)	%(d)	8.23%	73.81%	(27.77)%	13.27%	(8.08)%

Ratios to average net assets
Gross expenses (e)	0.42	%(f)	0.41%	0.46%	0.48%	0.47%	0.49%
Net expenses (e)	0.42	%(f)	0.41%	0.41%	0.41%	0.41%	0.41%
Net expenses excluding interest and taxes (e)	0.40	%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	10.31	%(f)	8.34%	10.57%	9.95%	9.73%	8.85%
Supplemental data
Net assets, end of period (in millions)	$511		$625	$412	$170	$207	$178
Portfolio turnover rate (g)	21	%(d)	29%	26%	22%	13%	19%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Periods after April 30, 2021 reflect a unitary management fee structure.
(f)	Annualized
(g)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

95

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	China Bond ETF
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$23.56		$24.07	$22.39	$22.89	$24.14	$22.16
Net investment income (a)	0.27		0.66	0.73	0.87	0.75	0.74
Net realized and unrealized gain (loss) on investments	(2.05)		(0.40)	1.60	(0.49)	(1.24)	2.07
Total from investment operations	(1.78)		0.26	2.33	0.38	(0.49)	2.81
Distributions from:
Net investment income	(0.24)		(0.76)	(0.65)	(0.79)	(0.38)	—
Return of capital	—		(0.01)	—	(0.09)	(0.38)	(0.83)
Total distributions	(0.24)		(0.77)	(0.65)	(0.88)	(0.76)	(0.83)
Net asset value, end of period	$21.54		$23.56	$24.07	$22.39	$22.89	$24.14
Total return (b)	(7.61)	%(c)	1.02%	10.56%	1.76%	(1.98)%	12.94%

Ratios to average net assets
Gross expenses	0.67	%(d)	0.52%	0.68%	3.53%	2.25%	2.59%
Net expenses	0.67	%(d)	0.51%	0.50%	0.50%	0.50%	0.50%
Net expenses excluding interest	0.49	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.36	%(d)	2.70%	3.07%	3.93%	3.29%	3.21%
Supplemental data
Net assets, end of period (in millions)	$82		$130	$104	$4	$5	$5
Portfolio turnover rate (e)	6	%(c)	60%	17%	21%	22%	39%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

96

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets High Yield Bond ETF
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$19.52		$23.63	$20.54	$23.34	$23.83	$24.86
Net investment income (a)	0.55		1.20	1.29	1.42	1.33	1.33
Net realized and unrealized gain (loss) on investments	(2.88)		(4.11)	3.06	(2.77)	(0.46)	(1.01)
Total from investment operations	(2.33)		(2.91)	4.35	(1.35)	0.87	0.32
Distributions from:
Net investment income	(0.61)		(1.20)	(1.26)	(1.45)	(1.36)	(1.35)
Net asset value, end of period	$16.58		$19.52	$23.63	$20.54	$23.34	$23.83
Total return (b)	(12.18)	%(c)	(12.84)%	21.53%	(6.27)%	3.93%	1.28%

Ratios to average net assets
Gross expenses (d)	0.40	%(e)	0.40%	0.45%	0.47%	0.46%	0.45%
Net expenses (d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.02	%(e)	5.39%	5.58%	6.19%	5.81%	5.43%
Supplemental data
Net assets, end of period (in millions)	$381		$1,152	$784	$308	$261	$372
Portfolio turnover rate (f)	10	%(c)	34%	31%	28%	27%	40%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

97

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fallen Angel High Yield Bond ETF
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$28.94		$32.20	$26.84	$29.00	$29.19	$29.65
Net investment income (a)	0.62		1.19	1.49	1.54	1.64	1.54
Net realized and unrealized gain (loss) on investments	(2.27)		(3.22)	5.35	(2.16)	(0.24)	(0.40)
Total from investment operations	(1.65)		(2.03)	6.84	(0.62)	1.40	1.14
Distributions from:
Net investment income	(0.65)		(1.23)	(1.48)	(1.54)	(1.59)	(1.51)
Net realized capital gains	—		—	—	—	—	(0.09)
Total distributions	(0.65)		(1.23)	(1.48)	(1.54)	(1.59)	(1.60)
Net asset value, end of period	$26.64		$28.94	$32.20	$26.84	$29.00	$29.19
Total return (b)	(5.76)	%(c)	(6.63)%	25.95%	(2.38)%	5.04%	3.86%

Ratios to average net assets
Gross expenses (d)	0.35	%(e)	0.35%	0.43%	0.43%	0.45%	0.44%
Net expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	4.46	%(e)	3.70%	4.83%	5.35%	5.76%	5.16%
Supplemental data
Net assets, end of period (in millions)	$2,895		$3,826	$4,915	$1,683	$976	$1,223
Portfolio turnover rate (f)	11	%(c)	44%	27%	68%	29%	20%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

98

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Green Bond ETF
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$24.13		$27.16	$26.85	$25.87	$26.54	$25.44
Net investment income (a)	0.29		0.55	0.55	0.58	0.34	0.29
Net realized and unrealized gain (loss) on investments	(1.81)		(3.03)	0.28 (b)	1.00	(0.68)	1.16
Total from investment operations	(1.52)		(2.48)	0.83	1.58	(0.34)	1.45
Distributions from:
Net investment income	(0.30)		(0.55)	(0.52)	(0.50)	(0.29)	(0.35)
Net realized capital gains	—		—	—	—	—	— (c)
Return of capital	—		—	—	(0.10)	(0.04)	—
Total distributions	(0.30)		(0.55)	(0.52)	(0.60)	(0.33)	(0.35)
Net asset value, end of period	$22.31		$24.13	$27.16	$26.85	$25.87	$26.54
Total return (d)	(6.39)	%(e)	(9.30)%	3.07%	6.17%	(1.25)%	5.72%

Ratios to average net assets
Gross expenses (f)	0.20	%(g)	0.20%	0.65%	0.83%	1.02%	1.56%
Net expenses (f)	0.20	%(g)	0.20%	0.20%	0.23%	0.33%	0.40%
Net investment income	2.47	%(g)	2.07%	2.01%	2.17%	1.32%	1.10%
Supplemental data
Net assets, end of period (in millions)	$78		$95	$84	$32	$26	$17
Portfolio turnover rate (h)	11	%(e)	19%	25%	83%	28%	26%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Periods after April 30, 2021 reflect a unitary management fee structure.
(g)	Annualized
(h)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

99

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	IG Floating Rate ETF
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$25.07		$25.33	$24.61	$25.25	$25.32	$25.14
Net investment income (a)	0.32		0.14	0.23	0.68	0.77	0.52
Net realized and unrealized gain (loss) on investments	(0.30)		(0.25)	0.76	(0.61)	(0.10)	0.13
Total from investment operations	0.02		(0.11)	0.99	0.07	0.67	0.65
Distributions from:
Net investment income	(0.26)		(0.15)	(0.27)	(0.71)	(0.74)	(0.47)
Net asset value, end of period	$24.83		$25.07	$25.33	$24.61	$25.25	$25.32
Total return (b)	0.06	%(c)	(0.45)%	4.07%	0.26%	2.71%	2.59%

Ratios to average net assets
Gross expenses (d)	0.14	%(e)	0.14%	0.39%	0.40%	0.40%	0.41%
Net expenses (d)	0.14	%(e)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	2.55	%(e)	0.56%	0.93%	2.70%	3.05%	2.06%
Supplemental data
Net assets, end of period (in millions)	$1,130		$1,135	$560	$461	$542	$377
Portfolio turnover rate (f)	29	%(c)	78%	72%	40%	30%	28%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

100

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	International High Yield Bond ETF
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$20.90		$25.71	$22.21	$24.54	$25.20	$24.90
Net investment income (a)	0.45		1.02	1.13	1.26	1.13	1.07
Net realized and unrealized gain (loss) on investments	(2.73)		(4.78)	3.54	(2.33)	(0.65)	0.39
Total from investment operations	(2.28)		(3.76)	4.67	(1.07)	0.48	1.46
Distributions from:
Net investment income	(0.40)		(1.05)	(1.10)	(1.17)	(1.08)	(1.02)
Return of capital	—		—	(0.07)	(0.09)	(0.06)	(0.14)
Total distributions	(0.40)		(1.05)	(1.17)	(1.26)	(1.14)	(1.16)
Net asset value, end of period	$18.22		$20.90	$25.71	$22.21	$24.54	$25.20
Total return (b)	(11.04)	%(c)	(15.07)%	21.30%	(4.67)%	2.08%	5.91%

Ratios to average net assets
Gross expenses (d)	0.40	%(e)	0.40%	0.56%	0.62%	0.54%	0.52%
Net expenses (d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	4.64	%(e)	4.21%	4.54%	5.17%	4.66%	4.19%
Supplemental data
Net assets, end of period (in millions)	$53		$79	$100	$89	$113	$171
Portfolio turnover rate (f)	9	%(c)	25%	33%	37%	32%	41%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

101

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	J.P. Morgan EM Local Currency Bond ETF(a)
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$25.33		$31.14	$29.36	$33.11	$37.56	$37.24
Net investment income (b)	0.70		1.47	1.55	2.00	2.14	2.18
Net realized and unrealized gain (loss) on investments	(2.80)		(5.84)	1.78	(3.75)	(4.45)	0.40
Total from investment operations	(2.10)		(4.37)	3.33	(1.75)	(2.31)	2.58
Distributions from:
Net investment income	(0.59)		(0.77)	(0.01)	(0.48)	(1.36)	(1.98)
Return of capital	—		(0.67)	(1.54)	(1.52)	(0.78)	(0.28)
Total distributions	(0.59)		(1.44)	(1.55)	(2.00)	(2.14)	(2.26)
Net asset value, end of period	$22.64		$25.33	$31.14	$29.36	$33.11	$37.56
Total return (c)	(8.39)	%(d)	(14.56)%	11.40%	(5.79)%	(6.05)%	7.05%

Ratios to average net assets
Gross expenses	0.32	%(e)	0.32%	0.31%	0.36%	0.41%	0.46%
Net expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.31%	0.44%
Net investment income	5.78	%(e)	5.00%	4.92%	6.05%	6.35%	5.69%
Supplemental data
Net assets, end of period (in millions)	$2,629		$3,073	$3,380	$3,339	$5,332	$5,645
Portfolio turnover rate (f)	14	%(d)	33%	40%	39%	36%	28%

(a)	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 11). Per share data has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

102

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Moody’s Analytics BBB Corporate Bond ETF

	Period Ended October 31, 2022		Year Ended April 30, 2022	Period Ended April 30, 2021(a)
	(unaudited)
Net asset value, beginning of period	$21.52		$24.73	$25.00
Net investment income (b)	0.34		0.55	0.22
Net realized and unrealized loss on investments	(1.92)		(3.19)	(0.30)
Total from investment operations	(1.58)		(2.64)	(0.08)
Distributions from:
Net investment income	(0.32)		(0.57)	(0.19)
Net asset value, end of period	$19.62		$21.52	$24.73
Total return (c)	(7.43)	%(d)	(10.96)%	(0.32)	%(d)

Ratios to average net assets
Expenses	0.25	%(e)	0.25%	0.25	%(e)
Net investment income	3.20	%(e)	2.26%	2.14	%(e)
Supplemental data
Net assets, end of period (in millions)	$8		$9	$10
Portfolio turnover rate (f)	46	%(d)	48%	35	%(d)

(a)	For the period December 2, 2020 (commencement of operations) through April 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

103

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Moody’s Analytics IG Corporate Bond ETF

	Period Ended October 31, 2022		Year Ended April 30, 2022	Period Ended April 30, 2021(a)
	(unaudited)
Net asset value, beginning of period	$21.61		$24.58	$25.00
Net investment income (b)	0.32		0.52	0.21
Net realized and unrealized loss on investments	(1.90)		(2.96)	(0.45)
Total from investment operations	(1.58)		(2.44)	(0.24)
Distributions from:
Net investment income	(0.32)		(0.53)	(0.18)
Net asset value, end of period	$19.71		$21.61	$24.58
Total return (c)	(7.42)	%(d)	(10.15)%	(0.97)	%(d)

Ratios to average net assets
Expenses	0.20	%(e)	0.20%	0.20	%(e)
Net investment income	3.05	%(e)	2.13%	2.10	%(e)
Supplemental data
Net assets, end of period (in millions)	$12		$13	$15
Portfolio turnover rate (f)	36	%(d)	53%	28	%(d)

(a)	For the period December 2, 2020 (commencement of operations) through April 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

104

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Mortgage REIT Income ETF
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$15.23		$19.45	$11.42	$23.63	$22.71	$24.49
Net investment income (a)	0.42		0.76	0.86	1.45	1.68	1.70
Net realized and unrealized gain (loss) on investments	(2.84)		(3.44)	8.49	(11.90)	0.94	(1.59)
Total from investment operations	(2.42)		(2.68)	9.35	(10.45)	2.62	0.11
Distributions from:
Net investment income	(0.43)		(0.79)	(0.83)	(1.45)	(1.67)	(1.81)
Return of capital	(0.31)		(0.75)	(0.49)	(0.31)	(0.03)	(0.08)
Total distributions	(0.74)		(1.54)	(1.32)	(1.76)	(1.70)	(1.89)
Net asset value, end of period	$12.07		$15.23	$19.45	$11.42	$23.63	$22.71
Total return (b)	(15.73)	%(c)	(14.74)%	85.71%	(46.63)%	12.00%	0.32%

Ratios to average net assets
Gross expenses (d)	0.42	%(e)	0.41%	0.49%	0.50%	0.49%	0.49%
Net expenses (d)	0.42	%(e)	0.41%	0.41%	0.41%	0.42%	0.41%
Net expenses excluding interest (d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	5.95	%(e)	4.15%	5.55%	6.70%	7.19%	7.13%
Supplemental data
Net assets, end of period (in millions)	$159		$211	$310	$119	$175	$132
Portfolio turnover rate (f)	11	%(c)	12%	31%	16%	35%	21%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

105

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Preferred Securities ex Financials ETF
	Period		Year Ended April 30,
	Ended October 31, 2022		2022	2021	2020	2019	2018
	(unaudited)
Net asset value, beginning of period	$19.15		$20.97	$18.23	$19.37	$19.09	$20.12
Net investment income (a)	0.52		1.01	0.98	1.06	1.13	1.10
Net realized and unrealized gain (loss) on investments	(2.34)		(1.68)	2.72	(1.12)	0.32	(0.98)
Total from investment operations	(1.82)		(0.67)	3.70	(0.06)	1.45	0.12
Distributions from:
Net investment income	(0.50)		(1.13)	(0.96)	(1.08)	(1.17)	(1.14)
Return of capital	—		(0.02)	—	—	—	(0.01)
Total distributions	(0.50)		(1.15)	(0.96)	(1.08)	(1.17)	(1.15)
Net asset value, end of period	$16.83		$19.15	$20.97	$18.23	$19.37	$19.09
Total return (b)	(9.69)	%(c)	(3.61)%	20.78%	(0.54)%	7.90%	0.57%

Ratios to average net assets
Gross expenses (d)	0.40	%(e)	0.40%	0.43%	0.44%	0.46%	0.45%
Net expenses (d)	0.40	%(e)	0.40%	0.40%	0.41%	0.41%	0.41%
Net expenses excluding interest (d)	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	5.68	%(e)	4.79%	4.97%	5.41%	5.92%	5.57%
Supplemental data
Net assets, end of period (in millions)	$903		$1,002	$948	$689	$584	$498
Portfolio turnover rate (f)	20	%(c)	37%	36%	45%	31%	47%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Periods after April 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

106

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2022 (unaudited)

Note 1—Fund Organization—VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

BDC Income ETF (“BDC Income”)	Diversified
China Bond ETF (“China Bond”)	Non-Diversified
Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”)	Diversified
Fallen Angel High Yield Bond ETF (“Fallen Angel”)	Diversified
Green Bond ETF (“Green Bond”)	Diversified
IG Floating Rate ETF* (“Floating Rate”)	Non-Diversified
International High Yield Bond ETF (“International High Yield”)	Diversified
J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”)	Non-Diversified
Moody’s Analytics BBB Corporate Bond ETF (“Moody’s Analytics BBB”)	Non-Diversified
Moody’s Analytics IG Corporate Bond ETF (“Moody’s Analytics IG”)	Non-Diversified
Mortgage REIT Income ETF (“Mortgage REIT”)	Non-Diversified
Preferred Securities ex Financials ETF (“Preferred Securities”)	Non-Diversified

*	Formerly known as Investment Grade Floating Rate ETF

Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index which are listed in the table below.

Fund	Index

BDC Income	MVIS® US Business Development Companies Index
China Bond	ChinaBond China High Quality Bond Index
Emerging Markets High Yield	ICE BofA Diversified High Yield US Emerging Markets Corporate Plus Index
Fallen Angel	ICE US Fallen Angel High Yield 10% Constrained Index
Green Bond	S&P Green Bond U.S. Dollar Select Index
Floating Rate	MVIS® US Investment Grade Floating Rate Index
International High Yield	ICE BofA Global ex-US Issuers High Yield Constrained Index
J.P. Morgan EM	J.P. Morgan GBI-EM Global Core Index
Moody’s Analytics BBB	MVIS® Moody’s Analytics® US BBB Corporate Bond Index
Moody’s Analytics IG	MVIS® Moody’s Analytics® US Investment Grade Corporate Bond Index
Mortgage REIT	MVIS® US Mortgage REITs Index
Preferred Securities	ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index

The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Bond seeks to achieve its investment objective by primarily investing in bonds issued in the People’s Republic of China (“PRC”). China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to China Bond. BDC Income, Mortgage REIT and Preferred Securities each seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

107

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Board has designated the Adviser as valuation designee under Rule 2a-5 to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements of Rule 2a-5. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
108

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at October 31, 2022 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.
109

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

China Bond is required to hold foreign investor minimum settlement reserve funds by the China Securities Depository and Clearing Corporation Limited. Refer to cash denominated in foreign currency, at value on the Statement of Assets and Liabilities for the amount held at October 31, 2022.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least September 1, 2023, to waive management fees and assume expenses to prevent total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding the expense limitations for the Funds listed in the table below.

The expense limitations and management fee rates for the period ended October 31, 2022 are as follows:

Fund	Management Fees	Expense Limitations
China Bond	0.40%	0.50%
J.P. Morgan EM	0.27	0.30

Refer to the Statements of Operations for amounts waived/assumed by the Adviser.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser is responsible for all Fund expenses, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

Fund	Unitary Management Fee Rate
BDC Income	0.40%
Emerging Markets High Yield	0.40
Fallen Angel	0.35
Floating Rate	0.14
Green Bond	0.20
International High Yield	0.40
Moody’s Analytics BBB	0.25
Moody’s Analytics IG	0.20
Mortgage REIT	0.40
Preferred Securities	0.40

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At October 31, 2022, the Adviser owned approximately 82%, 47%, and 1% of Moody’s Analytics BBB, Moody’s Analytics IG, and Floating Rate, respectively.

Note 4—Capital Share Transactions—As of October 31, 2022, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually

110

redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of a designated portfolio of securities (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments—For the period ended October 31, 2021, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
BDC Income	$114,523,119	$112,915,142	$81,748,509	$120,183,265
China Bond	6,505,311	43,134,932	—	—
Emerging Markets High Yield	63,703,733	66,783,292	—	635,864,576
Fallen Angel	362,072,304	368,742,633	907,125,609	1,528,265,832
Floating Rate	321,406,048	335,093,870	138,067,250	132,084,125
Green Bond	9,461,252	10,051,590	—	9,918,577
International High Yield	5,686,340	5,527,186	—	17,788,090
J.P. Morgan EM	404,908,594	447,054,990	16,421,897	94,732,442
Moody’s Analytics BBB	3,737,346	3,725,871	—	—
Moody’s Analytics IG	4,503,025	4,482,211	—	—
Mortgage REIT	21,793,683	21,110,826	9,471,762	18,960,764
Preferred Securities	187,598,804	209,078,259	70,539,679	71,818,740

Note 6—Income Taxes—As of October 31, 2022, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$656,335,972	$1,101,288	$(45,170,409)	$(44,069,121)
China Bond	84,554,111	26,145	(9,069,221)	(9,043,076)
Emerging Markets High Yield	497,595,539	620,130	(118,020,870)	(117,400,740)
Fallen Angel	3,556,012,477	303,626	(603,110,897)	(602,807,271)
Floating Rate	1,137,357,374	79,497	(17,853,274)	(17,773,777)
Green Bond	93,336,992	6,560	(14,133,604)	(14,127,044)
International High Yield	69,564,687	251,427	(16,067,981)	(15,816,554)
J.P. Morgan EM	3,415,389,862	1,294,168	(795,770,840)	(794,476,672)
Moody’s Analytics BBB	9,100,098	42	(1,441,967)	(1,441,925)
Moody’s Analytics IG	13,802,904	3,094	(2,230,683)	(2,227,589)
Mortgage REIT	234,215,846	537,764	(64,175,417)	(63,637,653)
Preferred Securities	1,099,931,777	19,811,425	(187,710,142)	(167,898,717)

The tax character of current year distributions will be determined at the end of the current fiscal year.

At April 30, 2022, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

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NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
BDC Income	$(18,155,626)	$(47,067,148)	$(65,222,774)
China Bond	(61,125)	–	(61,125)
Emerging Markets High Yield	(72,038,699)	(79,474,583)	(151,513,282)
Fallen Angel	(90,029,009)	(80,464,559)	(170,493,568)
Floating Rate	(1,567,781)	(344,507)	(1,912,288)
Green Bond	(1,405,720)	(465,030)	(1,870,750)
International High Yield	(1,834,947)	(12,285,660)	(14,120,607)
J.P. Morgan EM	(96,709,968)	(212,254,024)	(308,963,992)
Moody’s Analytics BBB	(119,563)	(92,643)	(212,206)
Moody’s Analytics IG	(93,293)	(121,221)	(214,514)
Mortgage REIT	(20,523,318)	(60,729,815)	(81,253,133)
Preferred Securities	(12,780,240)	(28,403,787)	(41,184,027)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital. For the period May 1, 2022 to October 31, 2022, the net realized gains (losses) from foreign currency translations were as follows:

China Bond	$(3,019,389)
International High Yield	(1,223,146)
J.P. Morgan EM	(81,576,032)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2022, the Funds did not incur any interest or penalties.

Prior to November 2018, there were uncertainties in the Chinese tax rules governing the taxation of interest income on corporate bonds due to the lack of formal guidance from the PRC’s tax authorities. China generally imposes withholding tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/ arrangement) on interest income derived by nonresidents in the Chinese corporate bond market, including Qualified Foreign Institutional Investors (“QFII”), Renminbi Qualified Foreign Institutional Investors (“RQFIIs”) and investors in the China Bond Connect Program.

On November 7, 2018, the PRC issued guidance (Circular 108) clarifying that nonresidents (including QFIIs, and RQFIIs) are exempted from withholding income tax and value added tax with respect to bond interest income derived in the Chinese domestic bond market from November 7, 2018 to November 6, 2021. On November 26, 2021, the PRC Ministry of Finance and PRC State Taxation Administration jointly issued Caishui [2021] No. 34 (“Circular 34”) to formally extend the tax exemption period provided in Circular 108 to December 31, 2025.

Additionally, under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. However, capital gains derived by a nonresident

112

pursuant to an RQFII license and investments through the China Bond Connect Program from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) and investment through the China Bond Connect Program are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents, even if such rules are adverse to China Bond and J.P. Morgan EM and their shareholders. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bonds to RQFIIs, which is the Sub-Adviser in this case, and begin collecting capital gains tax, China Bond could be subject to a tax liability via the Sub-Adviser. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bond investments made through the Bond Connect Program, and begin collecting capital gains tax, China Bond and J.P. Morgan EM could be subject to a tax liability. The impact of any such tax liability on the return for China Bond and J.P. Morgan EM could be substantial.

Note 7—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (see Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in bonds or in Funds holding bonds involve risks, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except BDC Income, China Bond, Floating Rate, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid to the extent that there is no established retail secondary market. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

China Bond, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Floating Rate, J.P. Morgan EM, Moody’s Analytics BBB, and Moody’s Analytics IG invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result. Russia and Ukraine have experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

113

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

Moody’s Analytics BBB invests in BBB-rated bonds, which are typically subject to greater risk of downgrade than other investment grade bonds. The risk of downgrade to below-investment grade will be heightened during an economic downturn or a substantial period of rising interest rates. Any downgrade of such bonds would relegate them from the investment grade universe to the high yield (or “junk” bond) universe, which could negatively affect their value.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk. Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. For tax purposes, this may require the Fund to account for the distribution that has been deferred or suspended, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

The Funds (except for BDC Income, China Bond, J.P. Morgan EM, and Mortgage REIT) invest in certain financial instruments that may pay interest based on, or otherwise have payments tied to, the London Inter-bank Offered Rate (“LIBOR”). Due to the uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, the potential effect of a transition away from LIBOR on a fund or the financial instruments in which the Funds invest cannot yet be determined.

Should the Chinese government impose restrictions on the ability of China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund could be heightened and the Fund’s investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement,

114

disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

A unitary management fee in which the Adviser is responsible for paying all the expenses of a Fund was adopted on May 1, 2021, for BDC Income, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Floating Rate, Mortgage REIT, and Preferred Securities. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through April 30, 2021. Moody’s Analytics BBB and Moody’s Analytics IG commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

For China Bond and J.P. Morgan EM, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at October 31, 2022 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of October 31, 2022:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
BDC Income	$119,855,718	$100,626,266	$22,849,675	$123,475,941
Emerging Markets High Yield	14,635,653	14,202,551	1,158,956	15,361,507
Fallen Angel	117,144,100	114,938,185	7,087,762	122,025,947
Floating Rate	9,911,252	9,619,357	512,064	10,131,421
Green Bond	5,351,601	1,947,090	3,555,432	5,502,522
International High Yield	2,200,550	2,087,310	189,050	2,276,360
J.P. Morgan EM	56,277,142	61,741,643	–	61,741,643
Moody’s Analytics BBB	62,567	–	64,210	64,210
Moody’s Analytics IG	86,691	121	90,921	91,042
Mortgage REIT	43,721,875	11,667,086	33,960,982	45,628,068
Preferred Securities	46,857,399	34,003,512	14,711,530	48,715,042
115

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The following table presents money market fund investments held as collateral by type of security on loan as of October 31, 2022:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities
BDC Income	$–	$100,626,266
Emerging Markets High Yield	14,202,551	–
Fallen Angel	114,938,185	–
Floating Rate	9,619,357	–
Green Bond	1,947,090	–
International High Yield	2,087,310	–
J.P. Morgan EM	61,741,643	–
Moody’s Analytics IG	121	–
Mortgage REIT	–	11,667,086
Preferred Securities	–	34,003,512

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2022, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
BDC Income	152	$2,816,659	3.36%
China Bond	9	2,540,595	2.43
Fallen Angel	12	10,651,442	2.31
Floating Rate	7	12,654,045	2.86
Green Bond	3	102,987	3.68
International High Yield	17	154,648	3.24
J.P. Morgan EM	16	12,264,324	2.09
Mortgage REIT	91	1,481,939	3.62
Preferred Securities	45	2,434,451	3.03

Outstanding loan balances as of October 31, 2022, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Share Split— In 2018, the Board of Trustees approved a 1 for 2 reverse share split for J.P Morgan EM Local Currency Bond ETF. On October 26, 2018 shares began trading on a split-adjusted basis. The Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

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VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2022 (unaudited)

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck BDC Income ETF, China Bond ETF (the “China Fund”), Emerging Markets High Yield Bond ETF, Fallen Angel High Yield Bond ETF, Green Bond ETF, International High Yield Bond ETF, IG Floating Rate ETF (formerly, Investment Grade Floating Rate ETF), J.P. Morgan EM Local Currency Bond ETF, Mortgage REIT Income ETF, Preferred Securities ex Financials ETF, Moody’s Analytics BBB Corporate Bond ETF and Moody’s Analytics IG Corporate Bond ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub- Advisory Agreement”) with respect to the China Fund. The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Fund) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds (certain other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund seeks to track a different index than the funds in its designated peer group and, therefore, each Fund’s performance will differ from its peers. In addition, as noted below, the Trustees reviewed certain performance information for each Fund which was not provided by Broadridge and which did not compare each Fund’s performance to the performance of its peer group. The Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and the Sub-Adviser (with respect to the China Fund), including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees considered the terms of, and scope of services that the Adviser and Sub-Adviser (with respect to the China Fund) provide under, the Agreements, including, where applicable, (i) (with respect to each Fund except the China Fund and VanEck J.P. Morgan EM Local Currency Bond ETF) (the “Unitary Funds”) the Adviser’s agreement to pay all of the direct expenses of the Funds (excluding the fee payment under the Investment Management Agreements, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) and (ii) (with respect to the China Fund and VanEck J.P. Morgan EM Local Currency Bond ETF) the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Fund and the Sub-Adviser’s experience with respect to Renminbi Qualified Foreign Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co., Ltd., one of China’s largest asset management companies measured by fund assets under management.

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2022 (unaudited) (continued)

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Fund) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance of each Fund, the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index. Based on the foregoing, the Trustees concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Fund) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Fund) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Funds’ expenses and performance to that of certain other ETFs. The Trustees noted that the information provided showed that each Fund (except as noted below) had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds, the VanEck Fallen Angel High Yield Bond ETF had management fees above the average and below the median of its peer group of funds, and each of the VanEck BDC Income ETF, Green Bond ETF, International High Yield Bond ETF, Moody’s Analytics BBB Corporate Bond ETF and Mortgage Rate Income ETF had management fees above the average and median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Fund (except as noted below) had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, the VanEck Green Bond ETF had a total expense ratio below the average and equal to the median of its peer group of funds, the VanEck BDC Income ETF had a total expense ratio below the average and above the median of its peer group of funds, the VanEck Fallen Angel High Yield Bond ETF had a total expense ratio equal to the average and below the median of its peer group of funds, each of the China Fund and VanEck International High Yield Bond ETF had a total expense ratio (after the effect of any applicable expense limitation) above the average and equal to the median of its respective peer group of funds, and each of VanEck Moody’s Analytics BBB Corporate Bond ETF and Mortgage REIT Income ETF had a total expense ratio above than the average and median of its respective peer group of funds. The Trustees reviewed the amount by which certain Funds’ management fees and/or total expense ratios (after the effect of any applicable expense limitations) exceeded the average and/or median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Funds were reasonable in light of the performance of the Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds and the fact that the Sub-Adviser had not identified any such monetary benefit.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, as applicable, and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes in which certain of the Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Funds may effectively incorporate the benefits of economies of scale. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Unitary Funds and noted that the Adviser has capped expenses on each of the China Fund and VanEck J.P. Morgan EM Local Currency Bond ETF since its inception, although the cap was not necessarily exceeded each year. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for the China Fund are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing

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with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. The Trustees also considered information from the Sub-Adviser informing them that the Sub-Adviser did not earn any profits from managing the China Fund.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Agreements.

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, each Agreement is in the best interest of each Fund and such Fund’s shareholders.

VanEck Dynamic High Income ETF

At a meeting held on June 7, 2022 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Dynamic High Income ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 6, 2022. At that meeting, the Trustees received materials from the Adviser. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 6, 2022 meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management and administration of the Fund. The Trustees considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund has not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 6, 2022 meeting as part of their consideration of the Investment Management Agreement.

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VANECK ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2022 (unaudited) (continued)

In voting to approve the continuation of the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck ETF Trust (the “Trust”) prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Fund carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.826.2333	INCOMESAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By	(Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date	January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer

Date	January 6, 2023

By	(Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date	January 6, 2023